Filed with the Securities and Exchange Commission on April 29, 2016

1933 Act Registration File No. 333-78275
1940 Act File No. 811-09303

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.
Post-Effective Amendment No.	52	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No.	53	☒

(Check appropriate box or boxes.)

KINETICS MUTUAL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

470 Park Avenue South
New York, NY 10016
(Address and Zip Code of Principal Executive Offices)

1-800-930-3828
Registrant’s Telephone Number, including Area Code

Jay Kesslen
470 Park Avenue South
New York, NY 10016
(Name and Address of Agent for Service)

With a copy to:
Michael P. Malloy, Esq.
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

It is proposed that this filing will become effective

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on [date] pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 52 to the Registration Statement of Kinetics Mutual Funds, Inc. (the “Company”) is being filed to add the audited financial statements and certain related financial information for the fiscal year ended December 31, 2015.

Advisor Classes

April 29, 2016	Prospectus	www.kineticsfunds.com

The Alternative Income Fund
Advisor Class A (KWIAX)
Advisor Class C (KWICX)

The Internet Fund
Advisor Class A (KINAX)
Advisor Class C (KINCX)

The Global Fund
Advisor Class A (KGLAX)
Advisor Class C (KGLCX)

The Paradigm Fund
Advisor Class A (KNPAX)
Advisor Class C (KNPCX)

The Medical Fund
Advisor Class A (KRXAX)
Advisor Class C (KRXCX)

The Small Cap Opportunities Fund
Advisor Class A (KSOAX)
Advisor Class C (KSOCX)

The Market Opportunities Fund
Advisor Class A (KMKAX)
Advisor Class C (KMKCX)

The Multi-Disciplinary Income Fund
(formerly, the Multi-Disciplinary Fund)
Advisor Class A (KMDAX)
Advisor Class C (KMDCX)

Each a series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus Advisor Class A & C

SUMMARY SECTION

THE ALTERNATIVE INCOME FUND

Investment Objectives
The primary investment objective of the Alternative Income Fund is to provide current income and gains.  The Alternative Income Fund seeks to obtain long-term growth of capital as a secondary objective.  The Alternative Income Fund is the sole “feeder fund” to The Alternative Income Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Alternative Income Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.  More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 84 of the Fund’s prospectus and “Purchasing Shares” beginning on page 56 of the Fund’s statement of additional information.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class A	Advisor Class C
Management Fees(1)	0.90%	0.90%
Distribution and Service (Rule 12b-1) Fees(2)	0.50%	1.00%
Other Expenses	0.59%	0.59%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses(3)	2.03%	2.53%
Less: Fee Waiver(4)	-0.79%	-0.79%
Net Annual Fund Operating Expenses	1.24%	1.74%

(1)
This table and the example below reflect the aggregate expenses of the Alternative Income Fund and the Alternative Income Portfolio.  The management fees paid by the Alternative Income Fund reflect the proportionate share of fees allocated to the Alternative Income Fund from the Alternative Income Portfolio.

(2)
The Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. has approved a Rule 12b-1 Plan, which allows the Fund to pay as compensation up to an annual rate of 0.50% and 0.75% of the average daily net asset value (“NAV”) of Advisor Class A shares and Advisor Class C shares, respectively, to the distributor or other qualified recipients under the Plan.  In addition, the Board has approved a Shareholder Servicing Plan for Advisor Class A shares and Advisor Class C shares which would provide for an annual shareholder servicing fee equal to 0.25% of the average daily net assets attributable to Advisor Class A shares and Advisor Class C shares.  At the present time, the Fund is assessing 0.25% and 0.75% of the distribution fees for Advisor Class A shares and Advisor Class C shares, respectively, and is assessing 0.25% of the shareholder servicing fees for Advisor Class A shares and Advisor Class C shares.

(3)
Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus which reflects the Alternative Income Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).

Table of Contents - Prospectus Advisor Class A & C

(4)
Kinetics Asset Management LLC, the investment adviser to the Alternative Income Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.20% and 1.70%, excluding AFFE, for Advisor Class A shares and Advisor Class C shares, respectively.  These waivers and reimbursements are in effect until May 1, 2017, and may not be terminated without the approval of the Board.

Example. This Example is intended to help you compare the cost of investing in the Alternative Income Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Alternative Income Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Alternative Income Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your cost for the Alternative Income Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A (if you redeem your shares at the end of the period)	$694	$1,103	$1,537	$2,738
Advisor Class C (if you redeem your shares at the end of the period)	$277	$712	$1,275	$2,806
Advisor Class C (if you do not redeem your shares at the end of the period)	$177	$712	$1,275	$2,806

Portfolio Turnover.  The Alternative Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, performance.  During the most recent fiscal year, the Alternative Income Portfolio’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategy
The Alternative Income Fund is a diversified fund that invests all of its investable assets in the Alternative Income Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Alternative Income Portfolio will hold a portfolio of primarily fixed income securities and implement an equity put writing option strategy intended to generate returns from the receipt of option premiums.  The Alternative Income Portfolio will thereby seek to fulfill its primary investment objective of generating current income and gains by collecting premiums on written put options while maintaining a portfolio of primarily fixed income securities which serve as collateral to cover obligations pursuant to the written options.  In addition to writing options, the Alternative Income Portfolio may also purchase options in certain circumstances.  The Alternative Income Portfolio’s secondary objective is to achieve long-term growth of capital.

The Alternative Income Portfolio will implement option strategies on market indexes, exchange-traded funds (“ETFs”) or company specific equity securities, receiving up-front cash payments from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Alternative Income Portfolio.  If the prevailing market value of the underlying equity securities on an expiration date exceeds the exercise price of the put option that the Alternative Income Portfolio has written, it is expected that the option will not be exercised.  In such instance, the Alternative Income Portfolio would not be required to purchase any securities and the received premium would be considered income.

At the time of writing (selling) a put option, the aggregated amount of all the notional obligations of the option positions (the sum of all the exercise prices referenced) held by the Alternative Income Portfolio may not exceed 100% of the Alternative Income Portfolio’s total assets.  In this way, the Alternative Income Portfolio intends to have available at all times cash or fixed income investments to satisfy any obligations to purchase securities pursuant to options written.

Table of Contents - Prospectus Advisor Class A & C

The Investment Adviser will select option investments based on market volatility levels, underlying security valuations and perceived market risks. Further, the Investment Adviser evaluates relative option premiums and implied volatilities in determining preferred option contract terms, such as exercise prices and expiration dates.  The Alternative Income Portfolio will typically buy or sell exchange-traded options on market indexes, diversified and non-diversified ETFs, real estate investment trusts (“REITs”), convertible securities and U.S. listed stocks of individual companies.  The Alternative Income Portfolio may also invest in foreign securities, including up to 100% in emerging markets, directly or through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”).  To the extent the Alternative Income Portfolio buys or sells options on single stock equity securities, the aggregate notional exposure to a specific underlying company will typically not exceed 5% of the Alternative Income Portfolio’s net assets at the time of investment.

To satisfy collateral requirements related to the use of derivatives and provide full coverage of potential security purchase obligations related to written options, the Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities including cash or cash equivalents, fixed income closed-end funds (“CEFs”) and ETFs. There are no limitations as to the maturities or credit ratings of the fixed income securities in which the Alternative Income Portfolio may invest, however, fixed income securities held by the Alternative Income Portfolio are generally issued by the U.S. Government or investment grade, large capitalization U.S. companies.

In managing the Alternative Income Portfolio’s fixed income holdings, the Investment Adviser will focus on achieving a reasonable risk-adjusted return with an emphasis on capital preservation, while seeking long term growth of capital.  The Investment Adviser will select fixed income securities based on market liquidity, duration risk, credit risk, and yield to maturity.

In connection with the Alternative Income Portfolio’s positions in derivatives, the Alternative Income Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable U.S. Securities and Exchange Commission (“SEC”) requirements.  Additionally, the Alternative Income Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Alternative Income Fund, and indirectly the Alternative Income Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Alternative Income Fund, Alternative Income Portfolio and your investment.

»
Management Risks: The Alternative Income Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, investment objective.  The Investment Adviser cannot guarantee the performance of the Alternative Income Fund, nor can it assure you that the market value of your investment will not decline.

»
Liquidity Risks: The Alternative Income Portfolio’s investments in options and, to the extent it invests in certain non-investment grade fixed income securities, including CEFs or ETFs, makes the Alternative Income Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

Table of Contents - Prospectus Advisor Class A & C

»
Security Selection Risks: The Alternative Income Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, investment objective.

»
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Conversely, actively-managed ETFs seek an investment objective by investing in a basket of securities based on the investment strategy and discretion of the ETF’s adviser.  A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk.  As a shareholder in an ETF, the Alternative Income Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Alternative Income Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Alternative Income Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

»
Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Alternative Income Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

»
Derivatives Risks: The Alternative Income Portfolio’s investments in options and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Alternative Income Portfolio.  If a secondary market does not exist for an option purchased or written by the Alternative Income Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by the Alternative Income Portfolio would have to be exercised in order for the Alternative Income Portfolio to realize any profit and (2) the Alternative Income Portfolio may not be able to sell portfolio securities covering an option written by it until the option expires or it delivers the underlying security, upon exercise. To the extent the Alternative Income Portfolio segregates assets to cover derivative positions, the Alternative Income Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Alternative Income Portfolio properly in a manner consistent with its stated investment objective.

Table of Contents - Prospectus Advisor Class A & C

»
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Alternative Income Portfolio. These leveraged instruments may result in losses to the Alternative Income Portfolio or may adversely affect the Alternative Income Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Alternative Income Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Alternative Income Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the exercise prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Alternative Income Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
REITs Risks: REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

Who may want to invest?
The Alternative Income Fund may be appropriate for investors who:

»	wish to diversify their portfolios;
»	wish to generate income and capital; and
»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Alternative Income Fund’s returns.  The bar chart indicates the risks of investing in the Alternative Income Fund by showing the changes in the Alternative Income Fund’s performance from year to year (on a calendar year basis).  The table shows how the Alternative Income Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compared with those of the Barclays U.S. 1-3 Year Credit Index and the Barclays U.S. Aggregate Bond Index, which represent broad measures of market performance.  The past performance of the Alternative Income Fund, before and after taxes, is not necessarily an indication of how the Alternative Income Fund or the Alternative Income Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses.  Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Table of Contents - Prospectus Advisor Class A & C

Important note about performance reflecting the Fund’s prior investment strategy.  The performance shown for periods prior to January 1, 2013 reflects a previous investment objective and strategy.  The Fund sought long-term growth of capital as its primary investment objective with a secondary objective to obtain current income while investing at least 80% of its assets in securities of companies engaged in water infrastructure and natural resources with a specific water theme and related activities.  Effective January 1, 2013, the Fund’s performance reflects the significantly different investment objective of seeking to generate income and capital gains with long-term growth of capital as its secondary investment objective while investing in primarily fixed income securities while utilizing an options strategy.

The Alternative Income Fund – Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2009	Q2	17.81%
Worst Quarter:	2011	Q3	-14.15%

The after-tax returns for the Alternative Income Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Table of Contents - Prospectus Advisor Class A & C

Average Annual Total Returns as of 12/31/2015
	1 Year	5 Years	Since Inception (June 29, 2007)
The Alternative Income Fund (KWIAX) Advisor Class A
Return Before Taxes	-3.27%	1.34%	-1.17%
Return After Taxes on Distributions	-3.27%	1.07%	-1.35%
Return After Taxes on Distributions and Sale of Fund Shares	-1.85%	0.93%	-0.93%
The Alternative Income Fund (KWICX) Advisor Class C
Return Before Taxes	1.15%	2.05%	-0.96%
Barclays U.S. 1-3 Year Credit Index (reflects no deductions for fees, expenses or taxes)	0.85%	1.77%	3.31%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	0.55%	3.25%	4.68%

Management
Investment Adviser.  Kinetics Asset Management LLC is the Alternative Income Portfolio’s investment adviser.

Portfolio Managers.  The Alternative Income Portfolio is managed by an investment team with Mr. Stahl and Mr. Houk as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Investment Team Member	5
Murray Stahl	Co-Portfolio Manager	5
James Davolos	Investment Team Member	4
Matthew Houk	Co-Portfolio Manager	N/A
Steven Tuen	Investment Team Member	N/A

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Alternative Income Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus Advisor Class A & C

THE INTERNET FUND

Investment Objectives
The investment objective of the Internet Fund is long-term growth of capital.  The Internet Fund seeks to obtain current income as a secondary objective.  The Internet Fund is the sole “feeder fund” to The Internet Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Internet Fund.  You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.  More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 84 of the Fund’s prospectus and “Purchasing Shares” beginning on page 56 of the Fund’s statement of additional information.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class A	Advisor Class C
Management Fees(1)	1.25%	1.25%
Distribution and Service (Rule 12b-1) Fees(2)	0.50%	1.00%
Other Expenses	0.32%	0.32%
Total Annual Fund Operating Expenses	2.07%	2.57%

(1)
This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio.  The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio.

(2)
The Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. has approved a Rule 12b-1 Plan, which allows the Fund to pay as compensation up to an annual rate of 0.50% and 0.75% of the average daily net asset value (“NAV”) of Advisor Class A shares and Advisor Class C shares, respectively, to the distributor or other qualified recipients under the Plan.  In addition, the Board has approved a Shareholder Servicing Plan for Advisor Class A shares and Advisor Class C shares which would provide for an annual shareholder servicing fee equal to 0.25% of the average daily net assets attributable to Advisor Class A shares and Advisor Class C shares.  At the present time, the Fund is assessing, 0.25% and 0.75% of the distribution fees for Advisor Class A shares and Advisor Class C shares, respectively, and is assessing 0.25% of the shareholder servicing fees for Advisor Class A shares and Advisor Class C shares.

Table of Contents - Prospectus Advisor Class A & C

Example. This Example is intended to help you compare the cost of investing in the Internet Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Internet Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Internet Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs for the Internet Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A (if you redeem your shares at the end of the period)	$773	$1,186	$1,625	$2,837
Advisor Class C (if you redeem your shares at the end of the period)	$360	$799	$1,365	$2,905
Advisor Class C (if you do not redeem your shares at the end of the period)	$260	$799	$1,365	$2,905

Portfolio Turnover.  The Internet Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Internet Portfolio’s, and therefore the Internet Fund’s, performance.  During the most recent fiscal year, the Internet Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategy
The Internet Fund is a non-diversified fund that invests all of its investable assets in the Internet Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet‑related activities and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet, such as content providers, computer hardware and software, venture capital, Internet service providers, Internet portals, wireless/broadband access, e-commerce, financial service companies, auction houses, and telecommunications.  The Internet Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development.  The Internet Portfolio may invest in companies of any size, including small and medium-sized companies.  Additionally, the Internet Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Internet Portfolio.

Table of Contents - Prospectus Advisor Class A & C

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Internet Fund, and indirectly the Internet Portfolio, are listed below and could adversely affect the net asset value NAV, total return and value of the Internet Fund, Internet Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Internet Portfolio, and therefore the Internet Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s, and therefore the Internet Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.
»
Internet Industry Concentration Risks: Investing a substantial portion of the Internet Portfolio’s assets in the Internet industry carries the risk that Internet-related securities will decline in price due to Internet developments.  Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»
Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

»
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks.  A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk.  As a shareholder in an ETF, the Internet Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Internet Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Internet Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio’s shares, and therefore the Internet Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

Table of Contents - Prospectus Advisor Class A & C

»
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Internet Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

»
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Internet Portfolio. These leveraged instruments may result in losses to the Internet Portfolio or may adversely affect the Internet Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Internet Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Internet Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Internet Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risks: There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Internet Fund may be appropriate for investors who:

»	wish to invest for the long-term;
»	want to diversify their portfolios;
»	want to allocate some portion of their long-term investments to growth equity investing;
»	are willing to accept the volatility associated with equity investing; and
»	are comfortable with the risks described herein.
Table of Contents - Prospectus Advisor Class A & C

Performance
The bar chart and table shown below illustrate the variability of the Internet Fund’s returns.  The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis).  The table shows how the Internet Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite® Index, which represent broad measures of market performance.  The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses.  Updated performance information is available on the Internet Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
Table of Contents - Prospectus Advisor Class A & C

The Internet Fund – Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2009	Q2	25.91%
Worst Quarter:	2008	Q4	-21.39%

The after-tax returns for the Internet Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns as of 12/31/2015
	1 Year	5 Years	10 Years	Since Inception(1)
The Internet Fund (KINAX) Advisor Class A
Return Before Taxes	-11.08%	8.91%	8.88%	6.35%
Return After Taxes on Distributions	-15.75%	7.08%	7.91%	5.67%
Return After Taxes on Distributions and Sale of Fund Shares	-2.43%	7.10%	7.30%	5.23%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.31%	5.57%
NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)	5.73%	13.55%	8.55%	6.33%
The Internet Fund (KINCX) Advisor Class C
Return Before Taxes	-6.86%	9.67%	N/A	8.15%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	N/A	6.16%
NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)	5.73%	13.55%	N/A	8.16%
(1)
The Internet Fund’s Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on February 16, 2007.   The returns for the two indices in this column have been calculated since the inception date of the Internet Fund’s Advisor Class A shares and Advisor Class C shares, as applicable.

Table of Contents - Prospectus Advisor Class A & C

Management
Investment Adviser.  Kinetics Asset Management LLC is the Internet Portfolio’s investment adviser.

Portfolio Managers.  The Internet Portfolio is managed by an investment team with Mr. Doyle, Mr. Stahl and Mr. Davolos as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Co-Portfolio Manager	17
Murray Stahl	Co-Portfolio Manager	17
James Davolos	Co-Portfolio Manager	10
Steven Tuen	Investment Team Member	17

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Internet Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus Advisor Class A & C

THE GLOBAL FUND

Investment Objective
The investment objective of the Global Fund is long-term growth of capital.  The Global Fund is the sole “feeder fund” to The Global Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Global Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.  More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 85 of the Fund’s prospectus and “Purchasing Shares” beginning on page 55 of the Fund’s statement of additional information.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class A	Advisor Class C
Management Fees(1)	1.25%	1.25%
Distribution and Service (Rule 12b-1) Fees(2)	0.50%	1.00%
Other Expenses	1.37%	1.37%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses(3)	3.13%	3.63%
Less: Fee Waiver(4)	-1.48%	-1.48%
Net Annual Fund Operating Expenses	1.65%	2.15%

(1)
This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio.  The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.

(2)
The Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. has approved a Rule 12b-1 Plan, which allows the Fund to pay as compensation up to an annual rate of 0.50% and 0.75% of the average daily net asset value (“NAV”) of Advisor Class A shares and Advisor Class C shares, respectively, to the distributor or other qualified recipients under the Plan.  In addition, the Board has approved a Shareholder Servicing Plan for Advisor Class A shares and Advisor Class C shares which would provide for an annual shareholder servicing fee equal to 0.25% of the average daily net assets attributable to Advisor Class A shares and Advisor Class C shares.  At the present time, the Fund is assessing, 0.25% and 0.75% of the distribution fees for Advisor Class A shares and Advisor Class C shares, respectively, and is assessing 0.25% of the shareholder servicing fees for Advisor Class A shares and Advisor Class C shares.

(3)
Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus which reflects the Global Fund’s operating expenses and does not include 0.01% attributed to acquired fund fees and expenses (“AFFE”).

(4)
Kinetics Asset Management LLC, the investment adviser to the Global Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64% and 2.14%, excluding AFFE, for the Advisor Class A shares and Advisor Class C shares, respectively.  These waivers and reimbursements are in effect until May 1, 2017, and may not be terminated without the approval of the Board.

Table of Contents - Prospectus Advisor Class A & C

Example.  This Example is intended to help you compare the cost of investing in the Advisor Class A and Advisor Class C shares of the Global Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Global Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A (if you redeem your shares at the end of the period)	$733	$1,354	$1,999	$3,719
Advisor Class C (if you redeem your shares at the end of the period)	$318	$975	$1,753	$3,793
Advisor Class C (if you do not redeem your shares at the end of the period)	$218	$975	$1,753	$3,793

Portfolio Turnover.  The Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Global Portfolio’s, and therefore the Global Fund’s, performance.  During the most recent fiscal year, the Global Portfolio’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategy
The Global Fund is a diversified fund that invests all of its investable assets in the Global Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of foreign and U.S. companies listed on publicly traded exchanges in countries around the world, and in exchange-traded funds (“ETFs”).  Foreign companies are those companies with their primary place of business or headquarters located outside the U.S., including up to 100% in emerging markets.  The Global Portfolio invests 40% or more of its net assets in companies located outside of the U.S. and invests in at least 3 countries, which may include the U.S.  The Global Portfolio may also purchase and write options for hedging purposes and/or direct investment and invest in participatory notes (commonly known as “P-notes”) to take positions in certain foreign securities.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging.  This evaluation by the Investment Adviser includes consideration of a company’s potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Global Portfolio may invest in companies of any size, including small and medium-sized companies.  Additionally, the Global Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.
Table of Contents - Prospectus Advisor Class A & C

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Global Portfolio.

Principal Investment Risks
The Global Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Global Fund, and indirectly the Global Portfolio, are listed below and could adversely affect the NAV, total return and value of the Global Fund, Global Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Global Portfolio, and therefore the Global Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio’s, and therefore the Global Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.
»
Small and Medium-Size Company Risks: The Global Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Portfolio’s assets.

»
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Global Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Global Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Global Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

Table of Contents - Prospectus Advisor Class A & C

»
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Global Portfolio. These leveraged instruments may result in losses to the Global Portfolio or may adversely affect the Global Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Global Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Global Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Global Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Derivatives Risks: The Global Portfolio’s investments in P-notes and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Global Portfolio.

»
Management Risks: There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Global Fund may be appropriate for investors who:
»	wish to invest for the long-term;
»	want to diversify their portfolios;
»	want to allocate some portion of their long-term investments to growth equity investing;
»	are willing to accept the volatility associated with equity investing; and
»	are comfortable with the risks described herein.

Table of Contents - Prospectus Advisor Class A & C

Performance
The bar chart and table shown below illustrate the variability of the Global Fund’s returns. The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund’s performance from year to year (on a calendar year basis).  The table shows how the Global Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance.  The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
The Global Fund – Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2009	Q2	38.66%
Worst Quarter:	2011	Q3	-17.25%

The after-tax returns for the Global Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns as of 12/31/2015
	1 Year	5 Years	Since Inception (May 19, 2008)
The Global Fund (KGLAX) Advisor Class A
Return Before Taxes	-18.78%	-1.03%	0.10%
Return After Taxes on Distributions	-18.79%	-1.09%	0.04%
Return After Taxes on Distributions and Sale of Fund Shares	-10.62%	-0.70%	0.18%
The Global Fund (KGLCX) Advisor Class C
Return Before Taxes	-15.34%	-0.38%	0.27%
S&P® 500 Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.15%
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	-2.36%	6.09%	2.25%

Management
Investment Adviser.  Kinetics Asset Management LLC is the Global Portfolio’s investment adviser.
Table of Contents - Prospectus Advisor Class A & C

Portfolio Managers.  The Global Portfolio is managed by an investment team with Mr. Stahl and Mr. Tuen as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Murray Stahl	Co-Portfolio Manager	17
Steven Tuen	Co-Portfolio Manager	13
Peter B. Doyle	Investment Team Member	17
James Davolos	Investment Team Member	10

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Global Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus Advisor Class A & C

THE PARADIGM FUND

Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Paradigm Fund.  You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.  More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 85 of the Fund’s prospectus and “Purchasing Shares” beginning on page 55 of the Fund’s statement of additional information.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class A	Advisor Class C
Management Fees(1)	1.25%	1.25%
Distribution and Service (Rule 12b-1) Fees(2)	0.50%	1.00%
Other Expenses	0.21%	0.21%
Total Annual Fund Operating Expenses	1.96%	2.46%
Less: Fee Waiver(3)	-0.07%	-0.07%
Net Annual Fund Operating Expenses	1.89%	2.39%

(1)
This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio.  The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio.

(2)
The Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. has approved a Rule 12b-1 Plan, which allows the Fund to pay as compensation up to an annual rate of 0.50% and 0.75% of the average daily net asset value (“NAV”) of Advisor Class A shares and Advisor Class C shares, respectively, to the distributor or other qualified recipients under the Plan.  In addition, the Board has approved a Shareholder Servicing Plan for Advisor Class A shares and Advisor Class C shares which would provide for an annual shareholder servicing fee equal to 0.25% of the average daily net assets attributable to Advisor Class A shares and Advisor Class C shares.  At the present time, the Fund is assessing, 0.25% and 0.75% of the distribution fees for Advisor Class A shares and Advisor Class C shares, respectively, and is assessing 0.25% of the shareholder servicing fees for Advisor Class A shares and Advisor Class C shares.

(3)
Kinetics Asset Management LLC, the investment adviser to the Paradigm Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.89% and 2.39%, excluding acquired fund fees and expenses (“AFFE”), for Advisor Class A shares and Advisor Class C shares, respectively.  These waivers and reimbursements are in effect until May 1, 2017, and may not be terminated without the approval of the Board.

Table of Contents - Prospectus Advisor Class A & C

Example.  This Example is intended to help you compare the cost of investing in the Paradigm Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Paradigm Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A (if you redeem your shares at the end of the period)	$756	$1,149	$1,565	$2,724
Advisor Class C (if you redeem your shares at the end of the period)	$342	$760	$1,304	$2,791
Advisor Class C (if you do not redeem your shares at the end of the period)	$242	$760	$1,304	$2,791

Portfolio Turnover.  The Paradigm Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, performance.  During the most recent fiscal year, the Paradigm Portfolio’s portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategy
The Paradigm Fund is a non-diversified fund that invests all of its investable assets in the Paradigm Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies, including up to 100% in emerging markets, and in exchange-traded funds (“ETFs”).  The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued, that have, or are expected to soon have, high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Paradigm Portfolio will carry out its investment strategy by regarding the investments as representing fractional ownership in the underlying companies’ assets. This will allow the Paradigm Portfolio, and therefore the Paradigm Fund, to attempt to achieve its investment objective by acting as a classic value investor seeking high returns on equity, an intrinsic characteristic of the investment, not a reappraisal of a company’s stock value by the market, an external factor.  The Paradigm Portfolio may also purchase and write options for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Paradigm Portfolio may invest in companies of any size, including small and medium-size companies.  Additionally, the Paradigm Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Paradigm Portfolio.
Table of Contents - Prospectus Advisor Class A & C

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Paradigm Fund, and indirectly the Paradigm Portfolio, are listed below and could adversely affect the NAV, total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Paradigm Portfolio, and therefore the Paradigm Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.
»
Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

»
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks.  A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk.  As a shareholder in an ETF, the Paradigm Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio’s shares, and therefore the Paradigm Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Paradigm Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

Table of Contents - Prospectus Advisor Class A & C

»
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Paradigm Portfolio. These leveraged instruments may result in losses to the Paradigm Portfolio or may adversely affect the Paradigm Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Paradigm Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Paradigm Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Paradigm Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risks: There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Paradigm Fund may be appropriate for investors who:
»	wish to invest for the long-term;
»	want to diversify their portfolios;
»	want to allocate some portion of their long-term investments to equity investing;
»	are willing to accept the volatility associated with equity investing; and
»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Paradigm Fund’s returns.  The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis).  The table shows how the Paradigm Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance.  The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
Table of Contents - Prospectus Advisor Class A & C

The Paradigm Fund – Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2009	Q2	32.10%
Worst Quarter:	2008	Q4	-29.06%

The after-tax returns for the Paradigm Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns as of 12/31/2015
	1 Year	5 Years	10 Years	Since Inception(1)
The Paradigm Fund (KNPAX) Advisor Class A
Return Before Taxes	-13.83%	4.95%	4.19%	7.76%
Return After Taxes on Distributions	-13.83%	4.89%	4.12%	7.65%
Return After Taxes on Distributions and Sale of Fund Shares	-7.83%	3.86%	3.35%	6.49%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.31%	5.57%
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	-2.36%	6.09%	4.75%	4.76%
The Paradigm Fund (KNPCX) Advisor Class C
Return Before Taxes	-9.91%	5.67%	4.28%	8.23%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.31%	7.68%
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	-2.36%	6.09%	4.75%	6.68%
(1)
The Paradigm Fund’s Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on June 28, 2002.  The returns for the two indices in this column have been calculated since the inception date of the Paradigm Fund’s Advisor Class A shares and Advisor Class C shares, as applicable.

Table of Contents - Prospectus Advisor Class A & C

Management
Investment Adviser.  Kinetics Asset Management LLC is the Paradigm Portfolio’s investment adviser.

Portfolio Managers.  The Paradigm Portfolio is managed by an investment team with Mr. Doyle and Mr. Stahl as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Co-Portfolio Manager	17
Murray Stahl	Co-Portfolio Manager	17
James Davolos	Investment Team Member	10

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Paradigm Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus Advisor Class A & C

THE MEDICAL FUND

Investment Objective
The investment objective of the Medical Fund is long-term growth of capital.  The Medical Fund is the sole “feeder fund” to The Medical Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Medical Fund.  You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.  More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 84 of the Fund’s prospectus and “Purchasing Shares” beginning on page 56 of the Fund’s statement of additional information.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class A	Advisor Class C
Management Fees(1)	1.25%	1.25%
Distribution and Service (Rule 12b-1) Fees(2)	0.50%	1.00%
Other Expenses	0.49%	0.49%
Total Annual Fund Operating Expenses	2.24%	2.74%
Less: Fee Waiver(3)	-0.60%	-0.60%
Net Annual Fund Operating Expenses	1.64%	2.14%

(1)
This table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio.  The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio.

(2)
The Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. has approved a Rule 12b-1 Plan, which allows the Fund to pay as compensation up to an annual rate of 0.50% and 0.75% of the average daily net asset value (“NAV”) of Advisor Class A shares and Advisor Class C shares, respectively, to the distributor or other qualified recipients under the Plan.  In addition, the Board has approved a Shareholder Servicing Plan for Advisor Class A shares and Advisor Class C shares which would provide for an annual shareholder servicing fee equal to 0.25% of the average daily net assets attributable to Advisor Class A shares and Advisor Class C shares.  At the present time, the Fund is assessing 0.25% and 0.75% of the distribution fees for Advisor Class A shares and Advisor Class C shares, respectively, and is assessing 0.25% of the shareholder servicing fees for Advisor Class A shares and Advisor Class C shares.

(3)
Kinetics Asset Management LLC, the investment adviser to the Medical Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64% and 2.14%, excluding acquired fund fees and expenses (“AFFE”), for Advisor Class A shares and Advisor Class C shares, respectively.  These waivers and reimbursements are in effect until May 1, 2017, and may not be terminated without the approval of the Board.

Table of Contents - Prospectus Advisor Class A & C

Example.  This Example is intended to help you compare the cost of investing in the Medical Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Medical Fund’s operating expenses remain the same (taking into account the expense limitation only the first year).  Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A (if you redeem your shares at the end of the period)	$732	$1,181	$1,654	$2,958
Advisor Class C (if you redeem your shares at the end of the period)	$317	$794	$1,396	$3,027
Advisor Class C (if you do not redeem your shares at the end of the period)	$217	$794	$1,396	$3,027

Portfolio Turnover.  The Medical Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Medical Portfolio’s, and therefore the Medical Fund’s, performance.  During the most recent fiscal year, the Medical Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategy
The Medical Fund is a non-diversified fund that invests all of its investable assets in the Medical Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants, and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies.  These types of companies derive at least 50% of their revenue from such activities.  The Medical Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.  The Medical Portfolio may invest in companies of any size, including small and medium-size companies.  Additionally, the Medical Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.
Table of Contents - Prospectus Advisor Class A & C

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Medical Portfolio.
Table of Contents - Prospectus Advisor Class A & C

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Medical Fund, and indirectly the Medical Portfolio, are listed below and could adversely affect the NAV, total return and value of the Medical Fund, the Medical Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Medical Portfolio, and therefore the Medical Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s, and therefore the Medical Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.
»
Industry Emphasis Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

»
Concentration Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries.  Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, it is possible that a medical device or product may fail after its research period; such research period may involve substantial research, testing and development time and the development company may incur significant costs.  Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

»
Small and Medium-Size Company Risks: The Medical Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

»
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks.  A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk.  As a shareholder in an ETF, the Medical Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Medical Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Table of Contents - Prospectus Advisor Class A & C

»
Non-Diversification Risks: As a non-diversified investment company, the Medical Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio’s shares, and therefore the Medical Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Medical Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

»
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Medical Portfolio. These leveraged instruments may result in losses to the Medical Portfolio or may adversely affect the Medical Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Medical Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Medical Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Medical Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risks: There is no guarantee that the Medical Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Medical Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Medical Fund may be appropriate for investors who:

»	wish to invest for the long-term;
»	want to diversify their portfolios;
»	want to allocate some portion of their long-term investments to growth equity investing;
»	are willing to accept the volatility associated with equity investing; and
»	are comfortable with the risks described herein.

Table of Contents - Prospectus Advisor Class A & C

Performance
The bar chart and table shown below illustrate the variability of the Medical Fund’s returns.  The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis).  The table shows how the Medical Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite® Index, which represent broad measures of market performance.  The past performance of the Medical Fund, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses.  Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

The Medical Fund – Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2013	Q1	20.48%
Worst Quarter:	2011	Q3	-15.66%

The after-tax returns for the Medical Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Table of Contents - Prospectus Advisor Class A & C

Average Annual Total Returns as of 12/31/2015
	1 Year	5 Years	10 Years	Since Inception(1)
The Medical Fund (KRXAX) Advisor Class A
Return Before Taxes	0.23%	14.56%	10.33%	6.19%
Return After Taxes on Distributions	-1.66%	13.34%	9.50%	5.62%
Return After Taxes on Distributions and Sale of Fund Shares	1.05%	11.60%	8.44%	5.01%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.31%	5.57%
NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)	5.73%	13.55%	8.55%	6.33%
The Medical Fund (KRXCX) Advisor Class C
Return Before Taxes	4.82%	15.34%	N/A	9.62%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	N/A	6.16%
NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)	5.73%	13.55%	N/A	8.16%
(1)
The Medical Fund’s Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on February 16, 2007.  The returns for the two indices in this column have been calculated since the inception date of the Medical Fund’s Advisor Class A shares and Advisor Class C shares, as applicable.

Management
Investment Adviser.  Kinetics Asset Management LLC is the Medical Portfolio’s investment adviser.

Portfolio Managers.  The Medical Portfolio is managed by an investment team with Mr. Abel as the Portfolio Manager.   Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
B. Paul Abel	Portfolio Manager	17
Peter B. Doyle	Investment Team Member	17

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Medical Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus Advisor Class A & C

THE SMALL CAP OPPORTUNITIES FUND

Investment Objective
The investment objective of the Small Cap Opportunities Fund (the “Small Cap Fund”) is long-term growth of capital.  The Small Cap Fund is the sole “feeder fund” to The Small Cap Opportunities Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 85 of the Fund’s prospectus and “Purchasing Shares” beginning on page 55 of the Fund’s statement of additional information.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class A	Advisor Class C
Management Fees(1)	1.25%	1.25%
Distribution and Service (Rule 12b-1) Fees(2)	0.50%	1.00%
Other Expenses	0.23%	0.23%
Total Annual Fund Operating Expenses	1.98%	2.48%
Less: Fee Waiver(3)	-0.09%	-0.09%
Net Annual Fund Operating Expenses	1.89%	2.39%

(1)
This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”).  The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio.

(2)
The Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. has approved a Rule 12b-1 Plan, which allows the Fund to pay as compensation up to an annual rate of 0.50% and 0.75% of the average daily net asset value (“NAV”) of Advisor Class A shares and Advisor Class C shares, respectively, to the distributor or other qualified recipients under the Plan.  In addition, the Board has approved a Shareholder Servicing Plan for Advisor Class A and Advisor Class C shares which would provide for an annual shareholder servicing fee equal to 0.25% of the average daily net assets attributable to Advisor Class A shares and Advisor Class C shares.  At the present time, the Fund is assessing 0.25% and 0.75% of the distribution fees for Advisor Class A shares and Advisor Class C shares, respectively, and is assessing 0.25% of the shareholder servicing fees for Advisor Class A shares and Advisor Class C shares.

(3)
Kinetics Asset Management LLC, the investment adviser to the Small Cap Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.89% and 2.39%, excluding acquired fund fees and expenses (“AFFE”), for Advisor Class A shares and Advisor Class C shares, respectively.  These waivers and reimbursements are in effect until May 1, 2017, and may not be terminated without the approval of the Board.

Table of Contents - Prospectus Advisor Class A & C

Example.  This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A (if you redeem your shares at the end of the period)	$756	$1,152	$1,573	$2,742
Advisor Class C (if you redeem your shares at the end of the period)	$342	$764	$1,312	$2,809
Advisor Class C (if you do not redeem your shares at the end of the period)	$242	$764	$1,312	$2,809

Portfolio Turnover.  The Small Cap Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Small Cap Portfolio’s, and therefore the Small Cap Fund’s, performance.  During the most recent fiscal year, the Small Cap Portfolio’s portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategy
The Small Cap Fund is a non-diversified fund that invests all of its investable assets in the Small Cap Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities.  The Small Cap Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment. The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those with market capitalizations at or below the highest market capitalization of a component security within the Russell 2000® Index.  The highest market capitalization of a company within the Russell 2000® Index was approximately $6.053 billion as of March 31, 2016.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio focuses on undervalued and special situation small capitalization equities that the Investment Adviser believes have the potential for rewarding long-term investment results.  Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria (e.g., companies that are selling below their perceived intrinsic value, have limited or no institutional ownership, have had short-term earnings shortfalls, have had a recent initial public offering (“IPO”) but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have modest price to earnings ratios). The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development.  Additionally, the Small Cap Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

Table of Contents - Prospectus Advisor Class A & C

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Small Cap Portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, are listed below and could adversely affect the NAV, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Small Cap Portfolio, and therefore the Small Cap Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s, and therefore the Small Cap Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.
»
Small-Capitalization Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-capitalization companies. Small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

»
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks.  A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk.  As a shareholder in an ETF, the Small Cap Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Small Cap Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio’s shares, and therefore the Small Cap Fund’s shares, more than shares of a more diversified mutual fund that holds more investments.

Table of Contents - Prospectus Advisor Class A & C

»
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Small Cap Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

»
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Small Cap Portfolio. These leveraged instruments may result in losses to the Small Cap Portfolio or may adversely affect the Small Cap Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Small Cap Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Small Cap Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Small Cap Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Special Situations Risks: The Small Cap Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Small Cap Portfolio, and therefore the Small Cap Fund.

»
Management Risks: There is no guarantee that the Small Cap Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.

»
IPO Risk:  IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.

Who may want to invest?
The Small Cap Fund may be appropriate for investors who:

»	wish to invest for the long-term;
»	want to diversify their portfolios;
»	want to allocate some portion of their long-term investments to growth equity investing;
»	are willing to accept the volatility associated with equity investing; and
»	are comfortable with the risks described herein.

Table of Contents - Prospectus Advisor Class A & C

Performance
The bar chart and table shown below illustrate the variability of the Small Cap Fund’s returns.  The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis).  The table shows how the Small Cap Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the Russell 2000® Index and the S&P 500® Index, which represent broad measures of market performance.  The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

The Small Cap Fund – Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2009	Q2	41.80%
Worst Quarter:	2008	Q4	-29.97%

The after-tax returns for the Small Cap Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Table of Contents - Prospectus Advisor Class A & C

Average Annual Total Returns as of 12/31/2015
	1 Year	5 Years	10 Years	Since Inception(1)
The Small Cap Opportunities Fund (KSOAX) Advisor Class A
Return Before Taxes	-17.49%	5.73%	4.28%	6.14%
Return After Taxes on Distributions	-17.49%	5.70%	4.16%	5.94%
Return After Taxes on Distributions and Sale of Fund Shares	-9.90%	4.48%	3.37%	4.96%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	-4.41%	9.19%	6.80%	7.63%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.31%	6.33%
The Small Cap Fund (KSOCX) Advisor Class C
Return Before Taxes	-13.79%	6.45%	N/A	1.33%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	-4.41%	9.19%	N/A	5.21%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	N/A	6.16%
(1)
The Small Cap Opportunities Fund’s Advisor Class A shares commenced operations on December 31, 2001 and Advisor Class C shares commenced operations on February 16, 2007.  The returns for the  two indices in this column have been calculated since the inception date of Advisor Class A shares and Advisor Class C shares, as applicable.

Management
Investment Adviser.  Kinetics Asset Management LLC is the Small Cap Portfolio’s investment adviser.

Portfolio Managers.  The Small Cap Portfolio is managed by an investment team with Mr. Doyle, Mr. Stahl and Mr. Houk as the Co-Portfolio Managers. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Co-Portfolio Manager	16
Murray Stahl	Co-Portfolio Manager	16
Matthew Houk	Co-Portfolio Manager	5
James Davolos	Investment Team Member	10

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Small Cap Opportunities Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.
Table of Contents - Prospectus Advisor Class A & C

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus Advisor Class A & C

THE MARKET OPPORTUNITIES FUND

Investment Objective
The investment objective of the Market Opportunities Fund is long-term growth of capital.  The Market Cap Opportunities Fund is the sole “feeder fund” to The Market Cap Opportunities Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Market Opportunities Fund.  You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.  More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 84 of the Fund’s prospectus and “Purchasing Shares” beginning on page 56 of the Fund’s statement of additional information.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class A	Advisor Class C
Management Fees(1)	1.25%	1.25%
Distribution and Service (Rule 12b-1) Fees(2)	0.50%	1.00%
Other Expenses	0.40%	0.40%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	2.16%	2.66%
Less: Fee Waiver(3)	-0.26%	-0.26%
Net Annual Fund Operating Expenses	1.90%	2.40%

(1)
This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio.  The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio.

(2)
The Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. has approved a Rule 12b-1 Plan, which allows the Fund to pay as compensation up to an annual rate of 0.50% and 0.75% of the average daily net asset value (“NAV”) of Advisor Class A shares and Advisor Class C shares, respectively, to the distributor or other qualified recipients under the Plan.  In addition, the Board has approved a Shareholder Servicing Plan for Advisor Class A shares and Advisor Class C shares which would provide for an annual shareholder servicing fee equal to 0.25% of the average daily net assets attributable to Advisor Class A shares and Advisor Class C shares.  At the present time, the Fund is assessing 0.25% and 0.75% of the distribution fees for Advisor Class A shares and Advisor Class C shares, respectively, and is assessing 0.25% of the shareholder servicing fees for Advisor Class A shares and Advisor Class C shares.

(3)
Kinetics Asset Management LLC, the investment adviser to the Market Opportunities Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.89% and 2.39%, excluding acquired fund fees and expenses (“AFFE”), for Advisor Class A shares and Advisor Class C shares, respectively.  These waivers and reimbursements are in effect until May 1, 2017, and may not be terminated without the approval of the Board.

Table of Contents - Prospectus Advisor Class A & C

Example.  This Example is intended to help you compare the cost of investing in the Market Opportunities Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Market Opportunities Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A (if you redeem your shares at the end of the period)	$757	$1,189	$1,645	$2,905
Advisor Class C (if you redeem your shares at the end of the period)	$343	$802	$1,387	$2,974
Advisor Class C (if you do not redeem your shares at the end of the period)	$243	$802	$1,387	$2,974

Portfolio Turnover.  The Market Opportunities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, performance.  During the most recent fiscal year, the Market Opportunities Portfolio’s portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategy
The Market Opportunities Fund is a non-diversified fund that invests all of its investable assets in the Market Opportunities Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry.  Capital market companies include companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses. The Market Opportunities Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, derivative exchanges, and capital markets; companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies and companies in the gaming industry; and from companies that act as facilitators such as publicly traded expressways, airports, roads and railways.  Companies that experience operational scale from increased volume are similar to capital markets companies because they have greater fixed costs than variable costs, operating margins that rise once fixed costs are covered, and an ability to generate higher operating margins once fixed costs are covered (referred to as operating leverage).  High operating leverage describes a company’s ability to experience rising profit margins as revenues increase.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria.  The Investment Adviser seeks to invest in companies with high operating leverage that can expand capacity with negligible or limited associated costs.  Generally, high returns on equity, long product life cycles, high barriers to entry and certain degrees of financial gearing are necessary for this.  Financial gearing occurs with the use of loans and debt in companies where it is necessary to build capacity and infrastructure before operations can begin.  Additionally, the Market Opportunities Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

Table of Contents - Prospectus Advisor Class A & C

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Market Opportunities Portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Market Opportunities Fund, Market Opportunities Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Market Opportunities Portfolio, and therefore the Market Opportunities Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.
»
Sector Emphasis Risks: The Market Opportunities Portfolio’s investments in the capital markets sector subjects it to the risks affecting that sector more than would a fund that invests in a wide variety of market sectors.  For instance, companies in the capital markets sector may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in this sector.  The Market Opportunities Portfolio’s investments in the gaming sector may be adversely affected by changes in economic conditions.  The casino industry is particularly susceptible to economic conditions that negatively affect tourism.  Casino and gaming companies are highly competitive, and new products, casino concepts and venues are competitive challenges to existing companies.  In addition, gaming and related companies are highly regulated, and state and federal legislative changes can significantly impact profitability in those sectors.

»
Small and Medium-Size Company Risks: The Market Opportunities Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market Opportunities Portfolio’s assets.

Table of Contents - Prospectus Advisor Class A & C

»
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks.  A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk.  As a shareholder in an ETF, the Market Opportunities Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Market Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio’s shares, and therefore the Market Opportunities Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Market Opportunities Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

»
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Market Opportunities Portfolio. These leveraged instruments may result in losses to the Market Opportunities Portfolio or may adversely affect the Market Opportunities Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Market Opportunities Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Market Opportunities Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Market Opportunities Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risks: There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market Opportunities Fund, nor can it assure you that the market value of your investment will not decline.

Table of Contents - Prospectus Advisor Class A & C

Who may want to invest?
The Market Opportunities Fund may be appropriate for investors who:

»	wish to invest for the long-term;
»	want to diversify their portfolios;
»	want to allocate some portion of their long-term investments to growth equity investing;
»	are willing to accept the volatility associated with equity investing; and
»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Market Opportunities Fund’s returns.  The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities Fund’s performance from year to year (on a calendar year basis).  The table shows how the Market Opportunities Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the S&P 500® Index and the MSCI EAFE Index, which represent broad measures of market performance.  The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses.  Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

The Market Opportunities Fund – Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2009	Q2	30.36%
Worst Quarter:	2008	Q4	-27.26%

Table of Contents - Prospectus Advisor Class A & C

The after-tax returns for the Market Opportunities Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns as of 12/31/2015
	1 Year	5 Years	Since Inception(1)
The Market Opportunities Fund (KMKAX) Advisor Class A
Return Before Taxes	-14.55%	4.90%	4.42%
Return After Taxes on Distributions	-14.55%	4.82%	4.29%
Return After Taxes on Distributions and Sale of Fund Shares	-8.23%	3.83%	3.54%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.09%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	-0.81%	3.60%	2.44%
The Market Opportunities Fund (KMKCX) Advisor Class C
Return Before Taxes	-10.69%	5.63%	2.07%
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	1.38%	12.57%	6.16%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	-0.81%	3.60%	0.26%
(1)
The Market Opportunities Fund’s Advisor Class A shares commenced operations on January 31, 2006 and Advisor Class C share commenced operations on February 16, 2007.  The returns for the three indices in this column have been calculated since the inception date of Advisor Class A shares and Advisor Class C shares, as applicable.

Management
Investment Adviser.  Kinetics Asset Management LLC is the Market Opportunities Portfolio’s investment adviser.

Portfolio Managers.  The Market Opportunities Portfolio is managed by an investment team with Mr. Doyle and Mr. Stahl as the Co-Portfolio Managers.   Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Co-Portfolio Manager	10
Murray Stahl	Co-Portfolio Manager	10
Eric Sites	Investment Team Member	5
James Davolos	Investment Team Member	10

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Market Opportunities Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.
Table of Contents - Prospectus Advisor Class A & C

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus Advisor Class A & C

THE MULTI-DISCIPLINARY INCOME FUND

Investment Objectives
The investment objective of the Multi-Disciplinary Income Fund (formerly, the Multi-Disciplinary Fund) is total return.  The Multi-Disciplinary Income Fund is the sole “feeder fund” to The Multi-Disciplinary Income Portfolio (formerly, the Multi-Disciplinary Portfolio), a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Multi-Disciplinary Income Fund.  You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.  More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 85 of the Fund’s prospectus and “Purchasing Shares” beginning on page 55 of the Fund’s statement of additional information.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for less than 30 days, if applicable)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class A	Advisor Class C
Management Fees(1)	1.25%	1.25%
Distribution and Service (Rule 12b-1) Fees(2)	0.50%	1.00%
Other Expenses	0.29%	0.29%
Acquired Fund Fees and Expenses	0.18%	0.18%
Total Annual Fund Operating Expenses(3)	2.22%	2.72%
Less: Fee Waiver(4)	-0.30%	-0.30%
Net Annual Fund Operating Expenses	1.92%	2.42%

(1)
This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Income Fund and the Multi-Disciplinary Income Portfolio.  The management fees paid by the Multi-Disciplinary Income Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Income Fund from the Multi-Disciplinary Income Portfolio.

(2)
The Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. has approved a Rule 12b-1 Plan, which allows the Fund to pay as compensation up to an annual rate of 0.50% and 0.75% of the average daily net asset value (“NAV”) of Advisor Class A shares and Advisor Class C shares, respectively, to the distributor or other qualified recipients under the Plan.  In addition, the Board has approved a Shareholder Servicing Plan for Advisor Class A shares and Advisor Class C shares which would provide for an annual shareholder servicing fee equal to 0.25% of the average daily net assets attributable to Advisor Class A shares and Advisor Class C shares.  At the present time, the Fund is assessing 0.25% and 0.75% of the distribution fees for Advisor Class A shares and Advisor Class C shares, respectively, and is assessing 0.25% of the shareholder servicing fees for Advisor Class A shares and Advisor Class C shares.

(3)
Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus which reflects the Multi-Disciplinary Income Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).

(4)
Kinetics Asset Management LLC, the investment adviser to the Multi-Disciplinary Income Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.74% and 2.24%, excluding AFFE and interest expense on securities sold short, for Advisor Class A shares and Advisor Class C shares, respectively.  These waivers and reimbursements are in effect until May 1, 2017, and may not be terminated without the approval of the Board.

Table of Contents - Prospectus Advisor Class A & C

Example.  This Example is intended to help you compare the cost of investing in the Multi-Disciplinary Income Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Multi-Disciplinary Income Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Multi-Disciplinary Income Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Income Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A (if you redeem your shares at the end of the period)	$759	$1,202	$1,671	$2,961
Advisor Class C (if you redeem your shares at the end of the period)	$345	$816	$1,413	$3,029
Advisor Class C (if you do not redeem your shares at the end of the period)	$245	$816	$1,413	$3,029

Portfolio Turnover.  The Multi-Disciplinary Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Multi-Disciplinary Income Portfolio’s, and therefore the Multi-Disciplinary Income Fund’s, performance.  During the most recent fiscal year, the Multi-Disciplinary Income Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategy
The Multi-Disciplinary Income Fund is a diversified fund that invests all of its investable assets in the Multi-Disciplinary Income Portfolio, a series of Kinetics Portfolios Trust.  “Total Return” sought by the Multi-Disciplinary Income Portfolio consists of income earned on the Multi-Disciplinary Income Portfolio’s investments, plus capital appreciation. The Multi-Disciplinary Income Portfolio utilizes a two-part investment strategy, which includes fixed-income components, including fixed-income exchange-traded funds (“ETFs”), and derivatives components.  Under normal circumstances, the Multi-Disciplinary Income Portfolio will invest at least 65% of its net assets in fixed-income securities, derivatives and cash or cash equivalents committed as collateral for written option contracts.

There is no limit on the amount of assets the Multi-Disciplinary Income Portfolio may invest in fixed-income securities.  For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers, including emerging market issuers.  Corporate bonds held by the Multi-Disciplinary Income Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years.  However, there is no limit as to the maturities or credit ratings associated with such bonds.  The Multi-Disciplinary Income Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries.  The Multi-Disciplinary Income Portfolio may invest up to 100% of its assets in debt securities that are rated below investment grade (“junk” bonds) and up to 5% of its total assets in defaulted junk bonds. The Multi-Disciplinary Income Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.
Table of Contents - Prospectus Advisor Class A & C

The Multi-Disciplinary Income Portfolio may invest up to 100% of its total assets in selling equity put options.  The Multi-Disciplinary Income Portfolio may also invest more than 5% in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return.  The Multi-Disciplinary Income Portfolio may also buy puts on specific underlying equity securities that are traded on a national securities exchange.  The Multi-Disciplinary Income Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid.  In connection with the Multi-Disciplinary Income Portfolio’s positions in derivatives, the Multi-Disciplinary Income Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable U.S. Securities and Exchange Commission (“SEC”) requirements.

The Investment Adviser uses a bottom-up approach in managing the Multi-Disciplinary Income Fund, which means that the focus is on the analysis of individual securities.  By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company’s current valuation and earning potential and assesses the company’s competitive positioning.  The bonds purchased in the Multi-Disciplinary Income Portfolio are selected from the same universe of companies that the Investment Adviser uses for equity investments.  All of the same characteristics apply, however, in the Multi-Disciplinary Income Portfolio option premiums are also considered.  Additionally, the Multi-Disciplinary Income Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade Multi-Disciplinary Income Portfolio securities.

Principal Investment Risks
The Multi-Disciplinary Income Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Multi-Disciplinary Income Fund, and indirectly the Multi-Disciplinary Income Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Multi-Disciplinary Income Fund, Multi-Disciplinary Income Portfolio and your investment.

»
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Credit Default Swap Agreement Risks:  The Fund may enter into credit default swap agreements as a “buyer” or “seller” of credit protection on liquid credit indices.  In instances where the Fund is a protection seller (receives a periodic fee over the life of the contract in return for the obligation to compensate the protection buyer for loss), the Fund will assume the risks associated with credit deterioration (spread widening) as well as default risk.  In the event of default, the Fund is obligated to pay the buyer of credit protection the notional value of the swap less the recovery rate on the reference asset.

»
Derivatives Risks: The Multi-Disciplinary Income Portfolio’s investments in futures, options and swaps and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Multi-Disciplinary Income Portfolio.  To the extent the Multi-Disciplinary Income Portfolio segregates assets to cover derivatives positions, the Multi-Disciplinary Income Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Multi-Disciplinary Income Portfolio properly in a manner consistent with its stated investment objective.

Table of Contents - Prospectus Advisor Class A & C

»
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Multi-Disciplinary Income Portfolio. These leveraged instruments may result in losses to the Multi-Disciplinary Income Portfolio or may adversely affect the Multi-Disciplinary Income Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Multi-Disciplinary Income Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

»
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Multi-Disciplinary Income Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Multi-Disciplinary Income Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Income Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

»
Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Multi-Disciplinary Income Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

»
Security Selection Risks: The Multi-Disciplinary Income Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Multi-Disciplinary Income Portfolio’s, and therefore the Multi-Disciplinary Income Fund’s, investment objective.

»
Liquidity Risks: The Multi-Disciplinary Income Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Multi-Disciplinary Income Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

»
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks.  A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk.  As a shareholder in an ETF, the Multi-Disciplinary Income Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Table of Contents - Prospectus Advisor Class A & C

»
Foreign Securities Risks: The Multi-Disciplinary Income Portfolio may invest directly in foreign debt securities or in U.S. dollar-denominated foreign debt securities through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Management Risks: There is no guarantee that the Multi-Disciplinary Income Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Multi-Disciplinary Income Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Multi-Disciplinary Income Fund may be appropriate for investors who:
»	wish to diversify their portfolios;
»	wish to generate income and capital;
»	wish to invest for the long-term; and
»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Multi-Disciplinary Income Fund’s returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Income Fund by showing the changes in the Multi-Disciplinary Income Fund’s performance from year to year (on a calendar year basis).  The table shows how the Multi-Disciplinary Income Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the Barclays U.S. Aggregate Bond Index and Barclays U.S. Corporate High Yield Bond Index, which represent broad measures of market performance.  The past performance of the Multi-Disciplinary Income Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Income Fund or the Multi-Disciplinary Income Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Table of Contents - Prospectus Advisor Class A & C

The Multi-Disciplinary Income Fund – Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2012	Q1	10.43%
Worst Quarter:	2011	Q3	-12.33%

The after-tax returns for the Multi-Disciplinary Income Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Average Annual Total Returns as of 12/31/2015
	1 Year	5 Years	Since Inception (February 11, 2008)
The Multi-Disciplinary Income Fund (KMDAX) Advisor Class A
Return Before Taxes	-8.10%	2.39%	3.15%
Return After Taxes on Distributions	-8.93%	0.86%	1.80%
Return After Taxes on Distributions and Sale of Fund Shares	-4.57%	1.23%	1.90%
The Multi-Disciplinary Income Fund (KMDCX) Advisor Class C
Return Before Taxes	-3.80%	3.10%	3.41%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	0.55%	3.25%	4.07%
Barclays U.S. Corporate High Yield Bond Index (reflects no deductions for fees, expenses or taxes)	-4.47%	5.04%	7.47%

Management
Investment Adviser.  Kinetics Asset Management LLC is the Multi-Disciplinary Income Portfolio’s investment adviser.

Portfolio Managers.  The Multi-Disciplinary Income Portfolio is managed by an investment team with Mr. Stahl and Mr. Houk as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.
Table of Contents - Prospectus Advisor Class A & C

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Investment Team Member	8
Murray Stahl	Co-Portfolio Manager	8
Matthew Houk	Co-Portfolio Manager	N/A
Steven Tuen	Investment Team Member	N/A

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Multi-Disciplinary Income Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary), the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus Advisor Class A & C

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

THE ALTERNATIVE INCOME FUND

The Alternative Income Portfolio’s option strategy focuses on the use of options on market indexes, exchange-traded funds or companies in order to seek current income and gains. The options considered for investment are determined by fundamental analysis review by the Investment Adviser’s Research team, including but not limited to valuation, credit analysis and earnings quality.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold.  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, currency or other instrument at the exercise price.  A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

The put options that the Alternative Income Portfolio writes or purchases on specific underlying equity securities are generally traded on a national securities exchange.  By writing put options, the Alternative Income Portfolio receives income in the form of cash premiums from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Alternative Income Portfolio.  The Alternative Income Portfolio is not expected to make a cash payment if the prevailing market value of the underlying equity securities on an expiration date exceeds the exercise price of the put option that the Alternative Income Portfolio has written.

The Alternative Income Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, which may persist for extended periods of time, the Alternative Income Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Alternative Income Portfolio engages in a temporary defensive strategy, particularly for prolonged periods of time, the Alternative Income Portfolio, and therefore the Alternative Income Fund, may not achieve its investment objective.

Fund Structure
The Alternative Income Portfolio has an investment objective identical to that of the Alternative Income Fund.  The Alternative Income Fund may withdraw its investment from the Alternative Income Portfolio at any time if the Board of Directors of Kinetics Mutual Funds, Inc. (the “Company”) determines that it is in the best interests of the Alternative Income Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Alternative Income Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Alternative Income Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Alternative Income Fund’s assets directly.
Table of Contents - Prospectus Advisor Class A & C

THE INTERNET FUND

The Investment Adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike.  The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Internet Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet.  Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, they meet the Internet Portfolio’s investment criteria.  Also, such companies’ core business may not be primarily Internet-related.  Such companies include, but are not limited to, the following:

»	Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.
»
Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

»
Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

»	Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.
»	Internet Service Providers: Companies that provide users with access to the Internet.
»	Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.
»	Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.
»	E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.
»
Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

»	Other Companies: Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

The Internet Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.
Table of Contents - Prospectus Advisor Class A & C

Temporary Investments
To respond to adverse market, economic, political or other conditions, which may persist for extended periods of time, the Internet Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Internet Portfolio engages in a temporary defensive strategy, particularly for prolonged periods of time, the Internet Portfolio, and therefore the Internet Fund, may not achieve its investment objective.

Fund Structure
The Internet Portfolio has an investment objective identical to that of the Internet Fund.  The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Internet Fund’s assets directly.

THE GLOBAL FUND

The Global Portfolio securities selected by the Investment Adviser generally will be those of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and those of U.S. companies that benefit from international economic growth.  An increase in growth may occur by entry into new distribution channels, through an ability to leverage brand identity, and by improvement in the underlying cost/profitability dynamics of the business.  Accordingly, the Global Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Global Portfolio’s investment criteria.  Such companies include, but are not limited to, the following:

»
Infrastructure: Companies that hold equity stakes in or are involved in building, owning or operating infrastructure assets including electric generation and transmission, airports, toll roads, railways, ports, etc.

»	Energy: Companies that explore for, finance, produce, market or distribute energy-oriented products and services, including oil and natural gas, coal and alternate energy sources.
»	Utilities: Companies and industries such as gas, electric and telephone.
»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.
»	Real Estate Development: Companies that provide commercial real estate property and services.
»	Business Services: Companies that provide business-to-business products and services.
»	Healthcare: Companies and industries such as pharmaceuticals, healthcare services, contracting services, hospitals, medical devices, medical equipment, etc.
»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.
»	Travel & Leisure: Companies that provide transportation and recreational services.
»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

Table of Contents - Prospectus Advisor Class A & C

The Global Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

The Global Portfolio may also invest in participatory notes. Participatory notes (commonly known as “P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

Temporary Investments
To respond to adverse market, economic, political or other conditions, which may persist for extended periods of time, the Global Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Global Portfolio engages in a temporary defensive strategy, particularly for prolonged periods of time, the Global Portfolio, and therefore the Global Fund, may not achieve its investment objective.

Fund Structure
The Global Portfolio has an investment objective identical to that of the Global Fund.  The Global Fund may withdraw its investment from the Global Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Global Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Global Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Global Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Global Fund’s assets directly.

THE PARADIGM FUND

The Paradigm Portfolio’s securities will be selected by the Investment Adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Paradigm Portfolio’s investment criteria.  Accordingly, the Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  Such companies include, but are not limited to, the following:

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.
»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.
»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.
»	Real Estate Development: Companies that provide commercial real estate property and services.
»	Business Services: Companies that provide business-to-business products and services.
»	Travel & Leisure: Companies that provide transportation and recreational services.
Table of Contents - Prospectus Advisor Class A & C

»	Utilities: Companies and industries such as gas, electric and telephone.
The Paradigm Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, which may persist for extended periods of time, the Paradigm Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Paradigm Portfolio engages in a temporary defensive strategy, particularly for prolonged periods of time, the Paradigm Portfolio, and therefore the Paradigm Fund, may not achieve its investment objective.

Fund Structure
The Paradigm Portfolio has an investment objective identical to that of the Paradigm Fund.  The Paradigm Fund may withdraw its investment from the Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Paradigm Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Paradigm Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Paradigm Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Paradigm Fund’s assets directly.

THE MEDICAL FUND

The Medical Portfolio’s Investment Adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities.  Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Medical Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the medical industry generally, including, among others, companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Medical Portfolio’s investment criteria.  Such companies include, but are not limited to, the following:

»	Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.
»
Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

»	Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.
»	Biotech & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

Table of Contents - Prospectus Advisor Class A & C

The Medical Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.
Temporary Investments
To respond to adverse market, economic, political or other conditions, which may persist for extended periods of time, the Medical Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Medical Portfolio engages in a temporary defensive strategy, particularly for prolonged periods of time, the Medical Portfolio, and therefore the Medical Fund, may not achieve its investment objective.

Fund Structure
The Medical Portfolio has an investment objective identical to that of the Medical Fund.  The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Medical Fund’s assets directly.

THE SMALL CAP OPPORTUNITIES FUND

The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those with market capitalizations at or below the highest market capitalization of a component security within the Russell 2000® Index.  The highest market capitalization of a company within the Russell 2000® Index was approximately $6.053 billion as of March 31, 2016.  The Investment Adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have little or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria.  Such companies include, but are not limited to, the following:

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.
»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.
»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.
»	Manufacturing and Consumer Products: Companies that manufacture and distribute products to retail outlets.
»	Utilities: Companies and industries such as gas, electric and telephone.

The Small Cap Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.
Table of Contents - Prospectus Advisor Class A & C

Temporary Investments
To respond to adverse market, economic, political or other conditions, which may persist for extended periods of time, the Small Cap Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Small Cap Portfolio engages in a temporary defensive strategy, particularly for prolonged periods of time, the Small Cap Portfolio, and therefore the Small Cap Fund, may not achieve its investment objective.

Fund Structure
The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund.  The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Small Cap Fund’s assets directly.

THE MARKET OPPORTUNITIES FUND

Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, derivative exchanges, capital markets and companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies, publicly traded expressways, airports, roads and railways, or from companies in the gaming industry.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria.  The Investment Adviser selects portfolio securities by, among other things, evaluating a company’s balance sheets, corporate revenues, earnings and dividends.  Such companies include, but are not limited to, the following:

»	Exchanges: Companies that are organized as public exchanges where debt and equity securities are traded, including derivative exchanges.
»	Financial Services: Companies that engage in financial service transactions relating to capital markets such as banking, credit cards and investment services.
»	Business Services: Companies that provide business-to-business products and services involving capital markets or the gaming industry.
»	Gaming: Companies engaged in casino entertainment, including casino resorts and other leisure activities.

Other leisure activities are defined as those activities that individuals engage in for entertainment, enjoyment and pleasure, which may take place at casinos.  Additionally, a substantial aspect of the operations of gaming companies is the operation of casino resorts, which includes, but is not limited to lodging, amenities and recreational activities.

Although the Market Opportunities Portfolio intends to focus its investments in the capital markets and gaming sectors, the Market Opportunities Portfolio may also purchase the securities of companies such as auction houses and payroll and other processing companies, that, due to the fixed costs of their operations, benefit from an increase in the volume of sales/transactions.
Table of Contents - Prospectus Advisor Class A & C

The Market Opportunities Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, which may persist for extended periods of time, the Market Opportunities Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Market Opportunities Portfolio engages in a temporary defensive strategy, particularly for prolonged periods of time, the Market Opportunities Portfolio, and therefore the Market Opportunities Fund, may not achieve its investment objective.

Fund Structure
The Market Opportunities Portfolio has an investment objective identical to that of the Market Opportunities Fund.  The Market Opportunities Fund may withdraw its investment from the Market Opportunities Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Market Opportunities Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Market Opportunities Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Market Opportunities Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Market Opportunities Fund’s assets directly.

THE MULTI-DISCIPLINARY INCOME FUND

The Multi-Disciplinary Income Portfolio’s option strategy component focuses on the use of options on companies that the Investment Adviser believes have unique business attributes and/or long-term unique fundamental business characteristics.  The companies considered by the Investment Adviser for various option strategies undergo a fundamental analysis review by the Investment Adviser’s research team, including but not limited to valuation, credit analysis, and earnings quality.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold.  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, currency or other instrument at the exercise price.  A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

The put options that the Multi-Disciplinary Income Portfolio writes or purchases on specific underlying equity securities are generally traded on a national securities exchange.  By writing put options, the Multi-Disciplinary Income Portfolio receives income in the form of cash premiums from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Multi-Disciplinary Income Portfolio.  The Multi-Disciplinary Income Portfolio is not expected to make a cash payment if the prevailing market value of the underlying equity securities on an expiration date exceeds the strike price of the put option that the Multi-Disciplinary Income Portfolio has written.

The Multi-Disciplinary Income Portfolio may hold equity securities in limited circumstances.  For example, a position will result if put options are exercised against the Multi-Disciplinary Income Portfolio, in connection with a corporate restructuring of an issuer or convertible securities. However, the Multi-Disciplinary Income Portfolio will not invest directly in equity securities.
Table of Contents - Prospectus Advisor Class A & C

There are no limitations on the amount that the Multi-Disciplinary Income Portfolio may invest or hold in any single issuer; however, the Multi-Disciplinary Income Portfolio currently intends to limit its investments at the time of purchase to 10% of the Multi-Disciplinary Income Portfolio’s assets in any single position.

Temporary Investments
To respond to adverse market, economic, political or other conditions, which may persist for extended periods of time, the Multi-Disciplinary Income Portfolio may invest up to 100% of its assets in high quality, U.S. short-term debt securities and money market instruments. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.  To the extent that the Multi-Disciplinary Income Portfolio engages in a temporary defensive strategy, particularly for prolonged periods of time, the Multi-Disciplinary Income Portfolio, and therefore the Multi-Disciplinary Income Fund, may not achieve its investment objective.

Fund Structure
The Multi-Disciplinary Income Portfolio has an investment objective identical to that of the Multi-Disciplinary Income Fund.  The Multi-Disciplinary Income Fund may withdraw its investment from the Multi-Disciplinary Income Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Multi-Disciplinary Income Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Multi-Disciplinary Income Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Multi-Disciplinary Income Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Multi-Disciplinary Income Fund’s assets directly.

ADDITIONAL INFORMATION ABOUT THE RISKS OF INVESTING IN EACH OF THE FUNDS

The principal risks of investing in each Fund are described previously in each Fund’s summary section of this Prospectus.  This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds.

Additional Detail of Certain Primary Risks
Derivatives Risk
Each Portfolio may invest in derivatives such as options.  The successful use of these investment practices depends on the Investment Adviser’s ability to forecast stock price movements correctly.  Should stock prices move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used.  Unlike many exchange-traded options, there are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue for an unlimited extent over a period of time.  In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

A Portfolio’s ability to dispose of its positions in options, depends on the availability of liquid markets in such instruments.  Markets in options with respect to a number of types of securities are relatively new and still developing.  It is impossible to predict the amount of trading interest that may exist in various types of options.  If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) a Portfolio may not be able to sell portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, upon exercise. Therefore, no assurance can be given that a Portfolio will be able to utilize these instruments effectively.  In addition, the ability to engage in options transactions may be limited by tax considerations and the use of certain hedging activities may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.
Table of Contents - Prospectus Advisor Class A & C

The Paradigm Portfolio may enter into futures contracts in U.S. domestic markets or on exchanges located outside of the U.S. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the U.S.  Foreign markets, however, may have greater risk potential than domestic markets.  For example, some foreign exchanges are principal markets, so that no common clearing facility exists and that an investor may look only to the broker or counter-party for the performance of the contract.  Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, including the Portfolios.  If the proposed rule is adopted and goes into effect, it could require modifications to the Portfolios’ and the Funds’ investment strategies and use of derivatives.

Foreign Securities
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments.  However, foreign securities may be substantially riskier than U.S. investments.  The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.  Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade.  These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.  A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances.  Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation.  Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid.  Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries.  Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Exchange-Traded Funds (ETFs)
ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, a passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Conversely, actively-managed ETFs seek an investment objective by investing in a basket of securities based on the investment strategy and discretion of the ETF’s adviser.  A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk.  As a shareholder in an ETF, a Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.
Table of Contents - Prospectus Advisor Class A & C

Leveraging Risk
A Portfolio’s use of derivative instruments will have the economic effect of financial leverage. The use of leverage by the Investment Adviser may increase the volatility of a Portfolio. These leveraged instruments may result in losses to a Portfolio or may adversely affect a Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. A Portfolio may also use borrowed funds to create leverage. Although the use of leverage by a Portfolio may create an opportunity for increased return, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on the securities and instruments purchased with leverage proceeds are greater than the cost of the leverage, a Portfolio’s return will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and instruments purchased with such proceeds does not cover the cost of leverage, a Portfolio’s return will be less than if leverage had not been used. In the event of a sudden, precipitous drop in value of a Portfolio’s assets, the Portfolio may not be able to liquidate assets quickly enough to pay off its borrowing. Using this investment technique may adversely affect a Portfolio’s NAV or total return.

To limit leverage risk, a Portfolio will segregate assets determined by the Investment Adviser to be liquid in accordance with procedures established by the Board of Trustees, or, when permissible, enter into offsetting transactions, to cover its obligations resulting from its use of derivative instruments. Securities held in a segregated account cannot be sold while the derivative is outstanding, unless they are replaced with other suitable assets. As a result, it is possible that segregating a large percentage of a Portfolio’s assets could impede portfolio management or its ability to meet redemption requests or other current obligations.

Other Investment Companies
Under Sections 12(d)(l)(A) and (B) of the 1940 Act, each Portfolio may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual fund, including closed-end fund), but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Portfolio if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Portfolio; and (ii) the Portfolio has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1½% percent.  An investment company that issues shares to a Portfolio pursuant to paragraph 12(d)(l)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.  Each Portfolio (or the Adviser acting on behalf of a Portfolio) must comply with the following voting restrictions: when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security.  Because other investment companies employ an investment adviser, such investments by each Portfolio may cause shareholders to bear duplicate fees.  Each Portfolio may rely on SEC orders that permit them to invest in certain investment companies beyond the limits contained in the 1940 Act, subject to certain terms and conditions.  Generally, these terms and conditions require the Trust’s Board of Trustees to approve policies and procedures relating to certain of a Portfolio’s investments in investment companies.  These policies and procedures require, among other things, that (i) the Investment Adviser conducts a Portfolio’s investment in investment companies without regard to any consideration received by the Portfolio or any of its affiliated persons and (ii) the Investment Adviser certifies to the Trust’s Board of Trustees quarterly that it has not received any consideration in connection with an investment by a Portfolio in an investment companies, or if it has, the amount and purpose of the consideration will be reported to the Trust’s Board of Trustees and an equivalent amount of advisory fees shall be waived by the Investment Adviser.
Table of Contents - Prospectus Advisor Class A & C

Among other things, each Portfolio may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Portfolio.

Information Regarding Secondary Risks

Risks of Investing in Mutual Funds—All Funds
All mutual funds carry risks that may cause you to lose money on your investment in one or more of the Funds.  In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund’s investment in a Portfolio.  The following describes the primary risks to each Fund that invests in its corresponding Portfolio due to each Portfolio’s specific investment objective and strategies.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved.

Market Risks—All Funds
The NAV of each Portfolio will fluctuate based on changes in the value of its underlying portfolio.  The stock market is generally susceptible to volatile fluctuations in market price.  Market prices of securities in which each Portfolio invests may be adversely affected by an issuer’s having experienced losses or lack of earnings, or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer.  The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market.  Under any of these circumstances, the value of each Portfolio’s shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.

Portfolio Turnover Risks—All Funds
Under certain circumstances a Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held.  This strategy often calls for frequent trading of a Portfolio’s securities in order to take advantage of anticipated changes in market conditions.  Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses.  Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to shareholders.  If a Portfolio realizes capital gains when it sells its portfolio investments owners of the Portfolio will be taxable on the capital gains on a flow through basis.  For more information see the heading “Taxes”.  The trading costs and tax effects associated with such portfolio turnover may adversely affect a Portfolio’s performance under these circumstances, and large movements of assets into and out of a Portfolio may negatively impact such Portfolio’s ability to achieve its investment objective or maintain its current level of operating expenses.
Table of Contents - Prospectus Advisor Class A & C

Internet Industry Concentration Risks—The Internet Fund
The value of the Internet Portfolio’s shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry.  Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries.  Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies.  These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence.  The occurrence of any of these factors, individually or collectively, may adversely affect the value of the Internet Portfolio’s shares and your investment in the Internet Fund.

Medical Research Industry Concentration Risks—The Medical Fund
Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries.  Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances.  Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.

Securities Lending Risks—All Funds
Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted).  Cash collateral may be invested by a Portfolio in short-term investments, including repurchase agreements and money market funds that meet the requirements of Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations.  These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral.  In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays.  To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio would suffer a loss if forced to sell such collateral in this manner. In addition, invested collateral will be subject to market depreciation or appreciation, and a Portfolio will be responsible for any loss that might result from its investment of the collateral.

Non-Diversification Risks—All Funds except the Global Fund and the Multi-Disciplinary Income Fund
Each Portfolio, except the Alternative Income Portfolio, the Global Portfolio and the Multi-Disciplinary Income Portfolio, and each Fund, except the Alternative Income Fund, the Global Fund and the Multi-Disciplinary Income Fund, is a non-diversified fund and therefore may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments.

Risks of Investment in Small and Medium-Size Companies—All Funds except the Alternative Income Fund and the Multi-Disciplinary Income Fund
Each Portfolio (other than the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio) may invest in small or medium-size companies.  Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less).  The market prices of the securities of such companies tend to be more volatile than those of larger companies.  Further, these securities tend to trade at a lower volume than those of larger, more established companies.  If a Portfolio is heavily invested in these securities and the value of these securities suddenly declines, the NAV of that Portfolio and your investment in a corresponding Fund will be more susceptible to significant losses.
Table of Contents - Prospectus Advisor Class A & C

Portfolio Borrowing Risks—All Funds
Each Portfolio may leverage its assets, subject to the provisions of the 1940 Act, to fund investment activities or to achieve higher returns.  Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests.  To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so.  In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in a corresponding Fund.

Futures Risks—All Funds
There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Paradigm Portfolio and the prices of futures; (3) there may not be a liquid secondary market for a futures contract; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts.

Risks of Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities—All Funds
Investments in debt securities pose different risks than investments in equity securities.  The value of fixed income securities generally will fall if interest rates rise and generally will rise if interest rates fall.  The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions.  These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations.  Fixed-income securities having longer maturities involve greater risk of fluctuations in value.  The longer the duration of a bond, the more a change in interest rates affects the bond’s price.  Short-term and long-term interest rates may not move the same amount and may not move in the same direction.  It is likely there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, including falling market values and reduced liquidity.  Substantial redemptions from bond and other income funds may worsen that impact.  Other types of securities also may be adversely affected from an increase in interest rates.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.  These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Risks of Credit Default Swap Agreements—The Multi-Disciplinary Income Portfolio
The Multi-Disciplinary Income Portfolio may enter into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Multi-Disciplinary Income Portfolio may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified issuer. The Multi-Disciplinary Income Portfolio may enter into credit default swaps, both directly (“unfunded swaps”) and indirectly (“funded swaps”) in the form of a swap embedded within a structured note, to protect against the risk that a seller will default, with large well-known Wall Street firms or other firms that pass the Investment Adviser’s credit review. Unfunded and funded credit default swaps may refer to a single security or a basket of securities.  The Multi-Disciplinary Income Portfolio may engage in credit default swap transactions for the purpose of hedging the Portfolio against anticipated market trends or to enhance the value of the Portfolio through the anticipated capital appreciation of the swap investment.  In no event will the Multi-Disciplinary Income Portfolio’s use of credit default swaps exceed the Portfolio’s limits as it relates to leverage or directional exposure.
Table of Contents - Prospectus Advisor Class A & C

If the Multi-Disciplinary Income Portfolio buys credit protection using a credit default swap and a credit event occurs, the Portfolio will deliver the defaulted bonds underlying the swap and the swap counterparty will pay the par amount of the bonds. If the Multi-Disciplinary Income Portfolio sells credit protection using a credit default swap and a credit event occurs, the Portfolio will pay the par amount of the defaulted bonds underlying the swap and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bonds, and the fixed payments are then made on the reduced notional amount. If the Multi-Disciplinary Income Portfolio buys protection on a corporate issue, the Portfolio must own that corporate issue. However, if the Multi-Disciplinary Income Portfolio buys protection on sovereign debt, the Portfolio may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Investment Adviser determines is closely correlated as an inexact bona fide hedge.

Risks of credit default swaps include counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Multi-Disciplinary Income Portfolio will not properly assess the cost of the instrument based on the lack of transparency in the market. If the Multi-Disciplinary Income Portfolio is selling credit protection, there is a risk that a credit event will occur and that the Portfolio will have to pay par value on defaulted bonds. If the Multi-Disciplinary Income Portfolio is buying credit protection, there is a risk that no credit event will occur and the Portfolio will receive no benefit for the premium paid. In addition, if the Multi-Disciplinary Income Portfolio is buying credit protection and a credit event does occur, there is a risk when the Portfolio does not own the underlying security, that the Portfolio will have difficulty acquiring the bond on the open market and may receive adverse pricing.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).  The use of credit default swaps may be limited by the Portfolio’s limitations on illiquid investments.

Risks of Swap Transactions (Interest Rate, Total Rate of Return, and Currency)—The Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio
The Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return. These instruments are privately negotiated over-the-counter derivative products. A great deal of flexibility is possible in the way these instruments are structured.  Interest rate swaps involve the exchange by the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.  The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. The Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio also may enter into currency swaps, which involve the exchange of the rights of a Portfolio and another party to make or receive payments in specific currencies.
Table of Contents - Prospectus Advisor Class A & C

Some transactions, such as interest rate swaps and total rate of return swaps, are entered into on a net basis, i.e., the two payment streams are netted out, with the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio receiving or paying, as the case may be, only the net amount of the two payments.  If the other party to such a transaction defaults, the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio’s risk of loss consists of the net amount of payments that the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio is contractually entitled to receive, if any.  In contrast, other transactions involve the payment of the gross amount owed.  For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Alternative Income Portfolio, the Multi-Disciplinary Income Portfolio and the Investment Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio’s borrowing restrictions.

The Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio will not enter into a total rate of return, currency or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody’s or a comparable rating from another organization that is recognized as an nationally recognized statistical rating organization (NRSRO) or, if unrated by such rating organization, is determined to be of comparable quality by the Investment Adviser.  If there is a default by the other party to such transaction, the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio will have contractual remedies pursuant to the agreements related to the transaction.  The use of interest rate, total rate of return, and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecast of market values, interest rates and currency exchange rates, the investment performance of the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio would be less favorable than it would have been if this investment technique were not used.  To the extent swap transactions are not deemed liquid, swap transactions are limited to 15% of total assets (together with other illiquid securities).

IPO Risk—Small Cap Fund
IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading and limited operating history and/or information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  In addition, the limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of those shares without an unfavorable impact on the prevailing prices.  In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors.  Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income or the near-term prospects of them.  Many IPOs are by small- or micro-cap companies that are undercapitalized.
Table of Contents - Prospectus Advisor Class A & C

Portfolio Holdings Information

A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI.  Currently, disclosure of the Portfolios’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q (first and third quarters).  The annual and semi-annual reports are available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828. In addition, the Company may publish on its webpage (www.kineticsfunds.com) month-end (a) top twenty portfolio holdings of each Portfolio and the percentage that each holding represents of the Portfolio’s net assets, (b) top five performing and bottom five performing portfolio holdings of each Portfolio, and (c) for Portfolios that primarily invest in derivatives, cash and fixed income instruments, the top ten (10) derivative and top ten (10) fixed income holdings, along with their respective percentage of net assets in each Portfolio, in all cases no earlier than twenty calendar days after the end of each calendar month.  This information will be available on the website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

Management of the Funds and the Portfolios

Investment Adviser
Each Portfolio’s investment adviser is Kinetics Asset Management LLC (“Kinetics” or the “Investment Adviser”), 470 Park Avenue South New York, New York 10016.  Founded in 1996, the Investment Adviser provides investment advisory services to a family of eight mutual funds with discretionary management authority over approximately $2.452 billion in assets as of March 31, 2016.  The Investment Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC.

The Investment Adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio.  The Investment Adviser is entitled to receive an annual fee from each Portfolio, other than the Alternative Income Portfolio, for its services of 1.25% of each Portfolio’s average daily net assets.  The Investment Adviser is entitled to receive an annual fee from the Alternative Income Portfolio for its services of 0.90% of the Portfolio’s average daily net assets.  However, as a result of fee waivers for certain Funds, the advisory fees paid to the Investment Adviser for the fiscal year ended December 31, 2015, were as follows:

Advisory Fees (as a percentage of average net assets)
Alternative Income Fund	0.11%
Internet Fund	1.25%
Global Fund	0.00%
Paradigm Fund	1.18%
Medical Fund	0.65%
Small Cap Opportunities Fund	1.16%
Market Opportunities Fund	0.99%
Multi-Disciplinary Income Fund	0.95%

Horizon Asset Management LLC (“Horizon”), a wholly-owned subsidiary of Horizon Kinetics LLC, is a registered investment adviser with discretionary management authority over approximately $5.960 billion as of March 31, 2016.

A discussion regarding the basis of the Kinetics Portfolio Trust’s (the “Trust”) Board of Trustees’ approval of the investment advisory agreement for each Portfolio is available in the Company’s semi-annual report to shareholders for the period ended June 30, 2015.
Table of Contents - Prospectus Advisor Class A & C

Kinetics, as the Investment Adviser to each Portfolio, is engaged in a broad range of portfolio management, portfolio advisory and other business activities. Their services are not exclusive to the Portfolios and nothing prevents them, or any affiliates, from providing similar services to other investment funds and other clients (whether or not their investment objectives, strategies, or criteria are similar to those of a Portfolio) or from engaging in other activities.

Members of the Investment Team
Murray Stahl is the Chief Investment Officer for Horizon Kinetics LLC, the parent company to the Investment Adviser and Horizon, and generally oversees the management of each Portfolio’s investment team.  The following persons are members of an investment team: Peter B. Doyle, Murray Stahl, B. Paul Abel, Steven Tuen, James Davolos, Matthew Houk, and Eric Sites.  Each person’s role varies from Portfolio to Portfolio as indicated in the table below.  Each investment team member is an employee of the Investment Adviser.

The Portfolio Manager(s) of a Portfolio are responsible for the day-to-day management of the applicable Portfolio.  Each investment team member serves as a research analyst.  While the investment team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with the Portfolio’s Portfolio Manager(s).

	The Alternative Income Portfolio	The Internet Portfolio	The Global Portfolio	The Paradigm Portfolio	The Medical Portfolio	The Small Cap Opportunities Portfolio	The Market Opportunities Portfolio	The Multi-Disciplinary Income Portfolio
Peter B. Doyle	Investment Team Member	Co-Portfolio Manager	Investment Team Member	Co-Portfolio Manager	Investment Team Member	Co-Portfolio Manager	Co-Portfolio Manager	Investment Team Member
B. Paul Abel	N/A	N/A	N/A	N/A	Portfolio Manager	N/A	N/A	N/A
Steven Tuen	Investment Team Member	Investment Team Member	Co-Portfolio Manager	N/A	N/A	N/A	N/A	N/A
Murray Stahl	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager	N/A	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager
James Davolos	Investment Team Member	Co-Portfolio Manager	Investment Team Member	Investment Team Member	N/A	Investment Team Member	Investment Team Member	N/A
Matthew Houk	Co-Portfolio Manager	N/A	N/A	N/A	N/A	Co-Portfolio Manager	N/A	Co-Portfolio Manager
Eric Sites	N/A	N/A	N/A	N/A	N/A	N/A	Investment Team Member	N/A

Peter B. Doyle is the Chairman of the Board of the Company.  In 1994, he co-founded Horizon, an affiliate of the Investment Adviser since May 2011.  In 1996, Mr. Doyle co-founded the Investment Adviser.  From 1999 through 2011, Mr. Doyle was a dual employee of both the Investment Adviser and Horizon.

Murray Stahl has served as the Director of Research for the Company since 2000.  In 1994, he co-founded Horizon and currently serves as Chairman and Chief Investment Officer for Horizon Kinetics, the parent company to the Investment Adviser and Horizon.  From 2000 through 2011, Mr. Stahl was a dual employee of both the Investment Adviser and Horizon.

B. Paul Abel joined the Investment Adviser in 1999 as a Portfolio Manager, and currently serves in the same capacity for The Medical Portfolio.  He also serves as a Portfolio Manager for private funds managed by an affiliate of the Investment Adviser.
Table of Contents - Prospectus Advisor Class A & C

Steven Tuen joined the Investment Adviser in 1999 as a research analyst.  He joined Horizon in 1996, also as a research analyst, and between 1999 and 2011 was a dual employee of both the Investment Adviser and Horizon.

James Davolos joined the Investment Adviser as an analyst in 2005, and is now a Portfolio Manager focusing on, among other things, emerging markets.

Matthew Houk joined the Investment Adviser in 2011 and began serving as a Portfolio Manager in 2012.  Previously, he was a research analyst at Horizon, beginning in 2008.  Prior to Horizon, Mr. Houk was an Associate at Goldman, Sachs & Co.

Eric Sites has been an Investment Team Member for the Company since 2013.  He joined Horizon in 2004 as a research analyst and Portfolio Manager.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

Valuation of Fund Shares

Shares of each Class of each Fund are sold at NAV per share plus any applicable sales charge (see “Description of Advisor Classes”).  The NAVs are determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern Time) on each day that the
New York Stock Exchange (the “Exchange”) is open for unrestricted business.  Purchase and redemption requests are priced based on the next NAV per share calculated after receipt and acceptance of a completed purchase or redemption request.  The NAV for each Class of shares of each Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class.  The NAV for a Class of shares of a Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily.  The NAV of each Portfolio is calculated at the same time and generally in the same manner (i.e., assets-liabilities/ # of shares = NAV per share) as those of each corresponding Fund’s Classes.

Each Portfolio’s equity securities are valued each day at the last quoted market sale price on the securities’ principal exchange.  If there is no sales price, a security is valued at the last reported bid price.  Securities listed on the Nasdaq Stock Market, Inc., however, are valued using the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported bid price.  If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees and the Company’s Board of Directors.  Situations involving significant events include, but are not limited to, those where: a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.  In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before a Portfolio prices its shares.  See “Trading in Foreign Securities.”  Each Portfolio may use independent pricing services to assist in calculating the NAV per share of such Portfolio.
Table of Contents - Prospectus Advisor Class A & C

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace.  Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  If a composite price is not available, the mean of the highest bid price and lowest ask priced on the exchange where the option or future is traded will be used.  If neither a composite price or a mean of the highest bid price and lowest ask price is available, the security will be valued at the last quoted sales price.  Non-exchange traded options also will be valued at the mean between the last bid and asked quotations.  Securities which have no public market and all other assets of a Portfolio are considered at such value as the Investment Adviser may determine in good faith, in accordance with a Portfolio’s valuation procedures as approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

A Portfolio’s debt obligations (including convertible securities) that are either investment grade or non-investment grade and irrespective of days to maturity are valued at evaluated mean by an independent third party pricing agent which relies on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  Certain instruments such as repurchase agreements, demand notes, and money market mutual funds are traded at cost and there are no market values available for those instruments from third parties.  Those instruments are priced at cost.  Debt securities that are not priced by an independent third party pricing agent shall be valued (a) at the last sale price if such last sale occurred within the previous five business days, and (b) if there was no sale price during the previous five business days, at the average of the bids, or the sole bid if there is only one.  Debt securities and other securities which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

Fair valuation of securities introduces an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser  compares the new market quotation to the fair value price to evaluate the effectiveness of the Portfolios’ fair valuation procedures.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed.  In computing the NAV per share of each Fund and each corresponding Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources.  In the absence of sales, the last available mean price between the closing bid and asked prices will be used.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors.  Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange.  Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of a Portfolio’s NAV.  If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors, as applicable.
Table of Contents - Prospectus Advisor Class A & C

How to Purchase Shares

In General
Shares of each Fund are sold at NAV plus any applicable sales charge, and will be credited to a shareholder’s account based on the NAV per share next computed after an order and payment is received.  The minimum initial investment for both regular accounts and individual retirement accounts is $2,500 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.  The Company reserves the right to vary or waive any minimum investment requirement.  Each Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund’s best interest to do so.  A service fee of $25 will be deducted from a shareholder’s Fund account for any purchases that do not clear.  Your order will not be accepted until a completed New Account Application is received by the Funds or their transfer agent, U.S. Bancorp Fund Services, LLC (in such capacity, the “Transfer Agent”).

Investing by Telephone
If you have accepted the Telephone and Internet Options on the Advisor Class New Account Application (the “Application”) and your account has been open for 15 days, you may purchase additional shares by telephoning a Fund toll free at 1-800-930-3828.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  Your purchase will take place at the NAV per share plus any applicable sales charge determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern Time.

During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  Once a telephone transaction has been placed, it cannot be canceled or modified.

There is no minimum on telephone purchases.  You may not make your initial purchase of a Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking, savings or bank money market account on a monthly basis.  There is no minimum purchase amount in order to participate in the AIP.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the AIP section on the Application or call the Transfer Agent at 1-800-930-3828 with any questions.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.  Any request to change or terminate your AIP should be submitted to the Transfer Agent 5 days prior to the desired effective date of such change or termination.  The Funds may modify or terminate the AIP at any time.

Purchase By Mail
To purchase a Fund’s shares by mail, simply complete and sign the Application and mail it, along with a check made payable to [NAME OF FUND], c/o Kinetics Mutual Funds, Inc., to:
Table of Contents - Prospectus Advisor Class A & C

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

All purchases by check must be in U.S. dollars drawn on a bank located within the United States.  The Funds will not accept payment in cash or money orders.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks or any conditional order or payment.

Purchase By Wire
To open an account by wire, a completed Application is required before your wire can be accepted.  You can mail or overnight deliver your Application to the Transfer Agent at the above address.  Upon receipt of your completed Application, an account will be established for you.  You will need to provide the assigned account number to your bank when instructing it to wire the funds.  Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the applicable Fund that the wire is coming.  Wired funds must be received prior to 4:00 p.m. Eastern Time to be eligible for same day pricing.  The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system.  Please use the following wiring instructions:

Wire to:	U.S. Bank, N.A.
» ABA Number:	075000022
» Credit:	U.S. Bancorp Fund Services, LLC
» Account:	112-952-137
» Further Credit:	Kinetics Mutual Funds, Inc.
[NAME OF FUND]
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire.  You may also purchase additional shares on-line if you have established an on-line account.  To purchase by mail, submit your check with the remittance form attached to your individual account statement.  To purchase by telephone, call 1-800-930-3828 prior to 4:00 p.m. Eastern Time to place your order.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming.  All purchase requests must include your shareholder account number.

Individual Retirement Accounts
You may invest in any Fund by establishing a tax-sheltered IRA.  Each Fund offers Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, and Coverdell Education Savings Accounts.  For additional information on IRA options, please call 1-800-930-3828.

Investing Through Brokers or Agents
You may invest in each Fund through brokers or agents who have entered into selling agreements with the Funds’ distributor.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.
Table of Contents - Prospectus Advisor Class A & C

How to Redeem Shares

In General
You may redeem part or all of your shares of a Fund on any business day that the Fund calculates its NAV per share.  To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order.  Redemption requests may also be placed on-line if you have established an on-line account.  You should request your redemption prior to market close to obtain that day’s closing NAV.  Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

Each Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below).  Please note, however, that when a purchase order has been made by check, a Fund will not be able to send your redemption proceeds until the purchase amount has cleared.  This may take up to 12 calendar days.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record.  Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system.  If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:
»	If you are requesting a change in account ownership;
»	When redemption proceeds are payable or sent to any person, address or bank account not on record;
»	Written requests to wire redemption proceeds (if not previously authorized on the account);
»	When establishing or modifying certain services on an account; and
»	If a change of address request was received by the Transfer Agent within the last 15 calendar days.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.  In addition to the situations described above, the Fund(s) and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee or signature validation in other circumstances.  The Fund(s) reserve the right to waive any signature requirement at its/their discretion.

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to a Fund in which you are invested to redeem your shares at the current NAV per share.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Table of Contents - Prospectus Advisor Class A & C

Requests for redemption in “good order” must:
»	indicate the name of the Fund;
»	be signed exactly as the shares are registered, including the signature of each owner (including a signature guarantee when required);
»	specify the number of shares or dollar amount to be redeemed; and
»	indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your Application or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount by instructing the Fund in which you are invested by phone at 1-800-930-3828.  A signature guarantee or signature validation may be required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

»	your Fund account number;
»	the name in which your account is registered;
»	the social security or tax identification number under which the account is registered; and
»	the address of the account holder, as stated in the Application.

Note: If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may make your redemption request in writing. Once a telephone transaction has been placed, it cannot be canceled or modified.

Wire Redemption
Wire transfers may be arranged to redeem shares.  However, the Transfer Agent charges a $15 fee per wire redemption against your account for this service.  There is no minimum on wire redemptions.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan.  The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly or annually).  Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member.  If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day.  Money will be transferred from your Fund account to the account you chose at the interval you select on the Application.  If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.  There is no minimum on systematic withdrawals.

The Funds’ Right to Redeem an Account
Each Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $1,000, other than as a result of a decline in the NAV of a Fund.  Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.
Table of Contents - Prospectus Advisor Class A & C

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax.  Requests that do not indicate a preference will be subject to withholding.  Shares held in IRA accounts may be redeemed by telephone at 1-800-930-3828. Investors will be asked whether or not to withhold taxes from any distribution.

Householding
By signing the Application, you acknowledge and consent to the householding (i.e., consolidation of mailings) of regulatory documents such as prospectuses, shareholder reports, proxies, and other similar documents.  In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 1-800-930-3828 to request individual copies of these documents.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Shareholder Inactivity
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, your shares in a Fund may be transferred to that state.

Redemption Fees
The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment.  In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Funds.  Such purchases and redemptions may have an adverse effect on other Fund shareholders, including, without limitation, the possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution of the value of Fund shares held by long-term shareholders.  The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of a Fund and its shareholders.  Advisor Class A and Advisor Class C shares of the Funds assess a 2.00% fee on the redemption or exchange of Fund shares held for 30 days or less from the date of purchase.  These fees are paid to the Funds to help offset any potential transaction costs.

The Funds will use the first-in, first-out method to determine the 30 day holding period.  Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account.  If this holding period is 30 days or less, the redemption fee will be assessed.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ systematic programs, as these transactions are typically de minimis.  This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account.  The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds.  In addition, the Funds are authorized to waive redemption fees for redemptions effected pursuant to asset allocation programs, wrap fee programs, other investment programs offered by financial institutions, and the Company reserves the right to lower or waive any redemption fee.  Although frequent purchases and redemptions of Fund shares are generally permitted, the Funds only intend to waive redemption fees for redemptions the Funds reasonably believe do not raise frequent trading or market timing concerns.
Table of Contents - Prospectus Advisor Class A & C

The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Funds are limited in their ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers.  For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of redemption, a Fund will not receive the redemption fee.  If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee.  Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund.   If necessary, the Funds may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediaries’ customers.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Application as part of the Funds’ Anti-Money Laundering Program.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-930-3828 if you need additional assistance when completing your Application.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Funds also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Exchange Privilege

If you have accepted the Telephone and Internet Options on the Application, you can exchange your shares in any Fund for shares of the same class of any other Fund offered by the Company, (e.g., Advisor Class A shares for Advisor Class A shares).  If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed.  You should carefully read the Prospectus of a Fund before exchanging shares into that Fund.  Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another Fund.  Therefore, an exchange of Fund shares held for 30 days or less may be subject to a 2.00% redemption fee.  See “Redemption Fees” above.  Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses.  Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.  You should request your exchange prior to market close to obtain that day’s closing NAV.  Exchange requests received after the close of the Exchange will be treated as though received on the next business day.  In all cases, shareholders will be required to pay a sales charge only once.

Call 1-800-930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.
Table of Contents - Prospectus Advisor Class A & C

Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV per share of that Class as of the close of business on the record date for such distributions.  However, you may elect on the Application to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or
Option 2: To receive all income dividends and capital gain distributions in cash.

You may change your dividend and capital gain distribution election in writing or by calling the Transfer Agent in advance of the next distribution.

Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December.  Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

Taxes
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future.  Except where otherwise indicated, the summary assumes you are a U.S. citizen or resident or otherwise subject to U.S. federal income tax.  You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Fund Distributions
Each Fund has qualified and intends to continue to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  Except as otherwise noted below, you will generally be subject to federal income tax on Fund distributions to you regardless whether they are paid in cash or reinvested in additional shares.  Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.  It is anticipated that most of the Alternative Income Fund’s and the Multi-Disciplinary Income Fund’s distributions will be taxable as ordinary income.

Distributions attributable to the net capital gain of a Fund generally are taxable to you as long-term capital gain, regardless of how long you have held your shares.  The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 23.8% (which includes a 3.8% Medicare tax).
Table of Contents - Prospectus Advisor Class A & C

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met.  In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gain rates.  But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund.  For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend).  The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or non-qualified foreign corporations.

Distributions from each Fund will generally be taxable to you in the taxable year in which they are paid, with one exception.  Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.  You will be notified annually of the tax status of distributions to you.

A portion of distributions attributable to investments in U.S. corporations paid by a Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.  The amount of such dividends qualifying for this deduction may, however, be reduced as a result of a Fund’s securities lending activities (if any), by a high portfolio turnover rate or by investments in debt securities.

The Funds may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities.  If more than 50% of the value of the total assets of a Fund consists of stocks and securities (including debt securities) of foreign corporations at the close of a taxable year, a Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding and other foreign income taxes, as paid by its shareholders. If a Fund makes this election, the amount of those foreign taxes paid by a Fund will be included in its shareholders’ income pro rata (in addition to taxable distributions actually received by them), and each such shareholder will be entitled either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If a Fund is not eligible or chooses not to make this election, the Fund will be entitled to deduct any such foreign taxes in computing the amounts it is required to distribute.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital.  This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges
You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares in a Fund, including an exchange of shares pursuant to a Fund’s exchange privilege, based on the difference between your tax basis in the shares and the amount you receive for them.  Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.

Any loss realized on shares held for six months or less will be treated as a long‑term capital loss to the extent of any capital gain dividends that were received on the shares.  Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.
Table of Contents - Prospectus Advisor Class A & C

For shares acquired on or after January 1, 2012, the Funds (or relevant broker or financial adviser) are required to compute and report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information when such shares are sold or exchanged.  The Funds have elected to use the average cost method, unless you instruct the Funds to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial adviser, they may select a different cost basis method.  In these cases, please contact your broker or other financial adviser to obtain information with respect to the available methods and elections for your account.  You should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns.  Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans
One major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax‑qualified plan) will not be currently taxable unless such shares were acquired with borrowed funds.

Backup Withholding
On the Application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding.  If you (i) fail to provide a correct taxpayer identification number in the manner required; (ii) are subject to backup withholding by the IRS for failure to properly include on your return payments of taxable interest or dividends; or (iii) fail to certify that you are not subject to backup withholding when required to do so or that you are an “exempt recipient,” the IRS may, in certain cases, require each Fund to withhold a percentage of dividends or redemption or exchange proceeds.  Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  The current withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders
Generally, nonresident aliens, foreign corporations and other foreign investors are subject to 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States (provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN or W-8BEN-E, as applicable, to establish entitlement for these treaty benefits).  In the case of regulated investment companies such as the Funds, however, certain categories of dividends are exempt from the 30% withholding tax.  These generally include dividends attributable to the Funds’ net capital gains (the excess of net long-term capital gains over net short-term capital loss), dividends attributable to the Funds’ interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Funds.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in a Fund, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from a Fund.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in a Fund is effectively connected with that trade or business, then the foreign investor's income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.
Table of Contents - Prospectus Advisor Class A & C

Each Fund will also generally be required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W-8BEN-E that evidences their compliance with, or exemption from, specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes
You may also be subject to state and local taxes on distributions, sales, exchanges and redemptions.  State income taxes may not apply, however, to any portions of a Fund’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state in which you live. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

More tax information relating to the Funds is provided in the SAI.

Distribution of Shares

Rule 12b-1 Plans
Each Fund has adopted separate Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Advisor Class A shares and Advisor Class C shares, respectively.  Under the Plan for Advisor Class A shares, the Fund may pay as compensation up to an annual rate of 0.50% of the average daily NAV of Advisor Class A shares to the distributor or other qualified recipients under the Plan.  Under the Plan for Advisor Class C shares, the Fund may pay as compensation up to an annual rate of 0.75% of the average daily NAV of Advisor Class C shares to the distributor.  As these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distributor
Kinetics Funds Distributor LLC (“KFD”), an affiliate of the Investment Adviser, 470 Park Avenue South, New York, New York 10016, is the distributor for the shares of the Funds.  KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of each Fund are offered on a continuous basis.

Shareholder Servicing Agents
Pursuant to separate shareholder servicing plans, the Investment Adviser is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts.  These agents have written shareholder servicing agreements with the Investment Adviser and perform these functions on behalf of their clients who own shares of the Funds.  For this service, the Investment Adviser receives an annual shareholder servicing fee from each Class equal to 0.25% of each Fund’s average daily net assets attributable to that Class.

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Funds and other funds managed by the Investment Adviser or its affiliates.  These payments are made out of the Investment Adviser’s, and/or its affiliates’, own assets and are not an additional charge to the Funds.  The payments are in addition to the shareholder servicing fees described in this Prospectus.  The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Funds over other investment options.  You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.
Table of Contents - Prospectus Advisor Class A & C

Fund Administrator
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator to each Fund and each Portfolio.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank N.A. serves as Custodian for each Fund’s cash and securities.  The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds.  USBFS acts as each Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Description of Advisor Classes

This Prospectus offers two Classes of shares of the Funds – Advisor Class A shares and Advisor Class C shares.

Each Fund also offers a No Load Class of shares through a separate prospectus.  The No Load Class of shares may be purchased without the imposition of any sales charges or Rule 12b-1 fees.  Each Fund has also registered an Institutional Class of Shares which is currently being offered under a separate prospectus by the Alternative Income Fund, Paradigm Fund, the Small Cap Fund, the Market Opportunities Fund and the Multi-Disciplinary Income Fund.  The Funds’ Advisor Classes of shares are sold through broker-dealers and other financial intermediaries that provide investment services to the Funds’ shareholders.  You should always discuss with your broker-dealer or financial advisor the suitability of your investment.

Advisor Class A Shares
Advisor Class A shares are retail shares that may be purchased by individuals or IRAs.  With Advisor Class A shares, you will pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Advisor Class A shares may impose a Rule 12b-1 fee of up to 0.50% (currently limited to 0.25%) of average daily net assets which is assessed against the Advisor Class A shares of each Fund.

If you purchase Advisor Class A shares of a Fund you will pay the NAV per share next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  The sales charge is calculated as follows:

Amount of Transaction		Sales Charge as a % of Offering Price	Sales Charge as a % of Net Asset Value	Dealers Reallowance as a % of Offering Price
At Least	But Less than
$0	$50,000	5.75%	6.10%	5.25%
$50,000	$100,000	4.75%	4.99%	4.25%
$100,000	$250,000	3.75%	3.90%	3.25%
$250,000	$500,000	2.75%	2.83%	2.25%
$500,000	$1,000,000	2.25%	2.30%	1.75%
$1,000,000	and above	0.00%	0.00%	0.00%*
*	If you purchase $1 million or more worth of Advisor Class A shares, you will pay no initial sales charge. A sales charge does not apply to shares that you purchase through reinvestment of dividends or distributions.

Table of Contents - Prospectus Advisor Class A & C

The Offering Price includes the sales charge paid at the time of investment.  The distributor will receive all sales charges and Rule 12b-1 fees for the purchase of Advisor Class A shares of the Fund without a dealer of record.

Waivers – Advisor Class A Shares
You will not have to pay a sales charge on purchases of Advisor Class A shares if:

»	You are an employee of a broker-dealer or agent that has a selling agreement with the distributor;
»	You buy Advisor Class A shares under a wrap program or other all inclusive fee program offered by your broker-dealer or agent; or
»	The sales charge is waived by a broker-dealer or agent who has entered into an agreement with the Fund’s distributor that allows for load-waived Class A shares purchases.

Please consult your broker-dealer or agent to determine whether you may be eligible for these waivers.

Reducing Your Sales Charge – Advisor Class A Shares
You can reduce the sales charge on purchases of Advisor Class A shares by:

»	purchasing larger quantities of shares or putting a number of purchases together to obtain the quantity discounts indicated above;
»	signing a letter of intent that you intend to purchase more than $50,000 worth of shares over the next 13 months (see “Letter of Intent – Advisor Class A Shares” below);
»	using the reinvestment privilege which allows you to redeem shares and then immediately reinvest them without a sales charge within 60 days;
»	combining concurrent purchases of Advisor Class A shares from different Funds to obtain the quantity discounts indicated above; and
»	through rights of accumulation as discussed below.

Please note that certain broker-dealers may reduce your sales charges under certain circumstances.  Consult your broker-dealer.

Rights of Accumulation – Advisor Class A Shares
You may combine your new purchase of Advisor Class A shares with other Advisor Class A shares currently owned by you, your spouse, and/or your children under age 21 for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of all other shares you, your spouse and/or your children under age 21 own.  You may combine only the holdings at the firm at which you are making the current purchase for the right of accumulation sales charge reduction.  You will need to notify the Fund or your financial intermediary at the time of purchase of any other accounts that exist.

Letter of Intent – Advisor Class A Shares
By signing a Letter of Intent (“LOI”) you can reduce your Advisor Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of Advisor Class A shares.  Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI.  Shares equal to 5.75% of the amount of the LOI will be held in escrow during the 13-month period.  If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrow shares.  Any remaining escrow shares will be released to you.
Table of Contents - Prospectus Advisor Class A & C

If you establish an LOI with the Funds you can aggregate your accounts as well as the accounts of your immediate family members under age 21.  You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI. You will need to notify the Fund or your financial intermediary at the time of purchase of any other accounts that exist.

Advisor Class C Shares
Advisor Class C shares are retail shares and may be purchased by individuals or IRAs.  Advisor Class C shares impose a Rule 12b-1 fee of 0.75% of average daily net assets.

If you purchase Advisor Class C shares of any of the Funds, you will pay the NAV per share next determined after your order is received.  There is no initial sales charge on this Class at the time you purchase your shares.  The distributor may pay your broker or agent a 1.00% up-front sales commission, which includes an advance of the first year’s Rule 12b-1 fees and shareholding servicing fees.  The distributor will retain Rule 12b-1 fees and shareholder servicing fees in the first year to reimburse itself for paying your broker or agent the 1.00% up-front sales commission.

If you sell your Advisor Class C shares within 12 months of purchase, you will have to pay a contingent deferred sales charge of 1.00%, which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.

The distributor will receive all sales charges and Rule 12b-1 fees for the purchase of Advisor Class C shares of the Fund without a dealer of record.

Additional information regarding sales load breakpoints is available in the Funds’ SAI.  The Funds also provide information regarding the purchase of shares, sales charges and breakpoint eligibility free of charge on their website, www.kineticsfunds.com.

Unique Characteristics of the Fund Structure
Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a Portfolio that is a series of a separately registered investment company.  The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.
In addition to selling a beneficial interest to a Fund or Funds, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors.  Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses.  However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund.  Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio.  For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns.  Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk.  However, that possibility also exists for traditionally structured funds that have large or institutional investors.  Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

Certain changes in a Portfolio’s objective, policies or restrictions might require the Company to withdraw the corresponding Fund’s interest in such Portfolio.  Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio).  A Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.
Table of Contents - Prospectus Advisor Class A & C

The Company’s Board of Directors retains its right to withdraw any Fund’s investment from a Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders.  The Fund would then resume investing directly in individual securities of other issuers or invest in another Portfolio of the Trust.

The SAI contains more information about each Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which each Portfolio may invest.

Counsel and Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Funds.

Description of Indexes

The Barclays U.S. 1-3 Year Credit Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar denominated and have a remaining maturity of greater than or equal to one year and less than three years.

The Barclays U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities.  The Index includes multiple types of government and corporate-issued bonds, some of which are asset-backed.

The Barclays U.S. Corporate High Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks.  The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.  As of March 31, 2016, the MSCI EAFE® Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
Table of Contents - Prospectus Advisor Class A & C

The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  As of March 31, 2016, the MSCI ACWI consists of 46 country indices comprising 23 developed and 23 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

Financial Highlights

The financial highlights tables set forth below are intended to help you understand each Fund’s financial performance for the last five fiscal years (or the period since commencement of operations if the Fund has not been in operation for five years).  Most of the information reflects financial results with respect to a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions).

As of January 1, 2013, the Alternative Income Fund (formerly, the Water Infrastructure Fund) changed to the investment strategy set forth in this Prospectus.  The performance shown for periods prior to January 1, 2013 represents performance of the Water Infrastructure Portfolio’s prior strategy to invest at least 80% of its assets in securities of companies engaged in water infrastructure and natural resources with a specific water theme and related activities.

The financial information provided was audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report and incorporated by reference into the SAI, both of which are available upon request.

The financial highlights tables set forth below are for the Advisor Class A shares and Advisor Class C shares of the Alternative Income Fund, Internet Fund, Global Fund, Paradigm Fund, Medical Fund, Small Cap Fund, Market Opportunities Fund and Multi-Disciplinary Income Fund.
Table of Contents - Prospectus Advisor Class A & C

The Alternative Income Fund – Advisor Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012(1)	2011(1)
PER SHARE DATA(2)
Net Asset Value, Beginning of Year	$88.69	$87.73	$83.38	$77.76	$83.52
Income from Investment Operations:
Net investment income (loss)(3)	(0.22)	(0.34)	(0.43)	1.31	0.82
Net realized and unrealized gain (loss) on investments	2.55	1.30	4.77	6.09	(5.13)
Total from investment operations	2.33	0.96	4.34	7.40	(4.31)
Redemption Fees	-	0.00(4)	0.01	0.00(4)	0.01
Less Distributions:
From net investment income	-	-	-	(1.78)	(1.46)
Total distributions	-	-	-	(1.78)	(1.46)
Net Asset Value, End of Year	$91.02	$88.69	$87.73	$83.38	$77.76
Total Return(5)	2.63%	1.24%	4.91%	9.61%	(5.08)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$1,565	$1,554	$2,898	$2,597	$4,559
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.99%	2.05%	2.48%	2.80%	2.54%
After expense reimbursement	1.20%	1.20%	1.20%	1.89%	1.89%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.03)%	(1.24)%	(1.77)%	0.68%	0.34%
After expense reimbursement	(0.24)%	(0.39)%	(0.49)%	1.59%	0.99%
Portfolio turnover rate(6)	6%	17%	19%	56%	69%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005.
(5)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6)	Portfolio turnover of The Alternative Income Portfolio.

Table of Contents - Prospectus Advisor Class A & C

The Alternative Income Fund – Advisor Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012(1)	2011(1)
PER SHARE DATA(2)
Net Asset Value, Beginning of Year	$86.60	$86.10	$82.26	$76.75	$82.53
Income from Investment Operations:
Net investment income (loss)(3)	(0.65)	(0.77)	(0.84)	0.89	0.40
Net realized and unrealized gain (loss) on investments	2.48	1.27	4.68	6.00	(5.03)
Total from investment operations	1.83	0.50	3.84	6.89	(4.63)
Redemption Fees	0.03	-	-	0.00(4)	0.01
Less Distributions:
From net investment income	-	-	-	(1.38)	(1.16)
Total distributions	-	-	-	(1.38)	(1.16)
Net Asset Value, End of Year	$88.46	$86.60	$86.10	$82.26	$76.75
Total Return	2.15%	0.74%	4.46%	8.96%	(5.51)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$1,356	$1,506	$1,862	$1,763	$2,316
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.49%	2.55%	2.98%	3.30%	3.04%
After expense reimbursement	1.70%	1.70%	1.70%	2.39%	2.39%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.53)%	(1.74)%	(2.27)%	0.18%	(0.16)%
After expense reimbursement	(0.74)%	(0.89)%	(0.99)%	1.09%	0.49%
Portfolio turnover rate(5)	6%	17%	19%	56%	69%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005.
(5)	Portfolio turnover of The Alternative Income Portfolio.

Table of Contents - Prospectus Advisor Class A & C

The Internet Fund – Advisor Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$54.51	$57.84	$42.30	$35.63	$36.69
Income from Investment Operations:
Net investment loss(2)	(0.95)	(0.89)	(0.81)	(0.24)	(0.46)
Net realized and unrealized gain (loss) on investments	(2.14)	0.68	19.36	8.40	(0.36)
Total from investment operations	(3.09)	(0.21)	18.55	8.16	(0.82)
Redemption Fees	-	0.00(3)	0.01	-	0.01
Less Distributions:
From net realized gains	(11.35)	(3.12)	(3.02)	(1.49)	(0.25)
Total distributions	(11.35)	(3.12)	(3.02)	(1.49)	(0.25)
Net Asset Value, End of Year	$40.07	$54.51	$57.84	$42.30	$35.63
Total Return(4)	(5.65)%	(0.41)%	43.94%	22.92%	(2.20)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$2,978	$5,143	$5,506	$1,379	$1,050
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.07%	2.03%	2.09%	2.19%	2.19%
After expense reimbursement	2.07%	2.03%	2.09%	2.14%	2.14%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.76)%	(1.59)%	(1.55)%	(0.66)%	(1.24)%
After expense reimbursement	(1.76)%	(1.59)%	(1.55)%	(0.61)%	(1.19)%
Portfolio turnover rate(5)	1%	1%	8%	9%	32%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Portfolio turnover of The Internet Portfolio.
Table of Contents - Prospectus Advisor Class A & C

The Internet Fund – Advisor Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$51.81	$55.38	$40.79	$34.58	$35.79
Income from Investment Operations:
Net investment loss(2)	(1.15)	(1.11)	(1.03)	(0.43)	(0.63)
Net realized and unrealized gain (loss) on investments	(2.04)	0.64	18.64	8.13	(0.34)
Total from investment operations	(3.19)	(0.47)	17.61	7.70	(0.97)
Redemption Fees	-	0.02	-	-	0.01
Less Distributions:
From net realized gains	(11.35)	(3.12)	(3.02)	(1.49)	(0.25)
Total distributions	(11.35)	(3.12)	(3.02)	(1.49)	(0.25)
Net Asset Value, End of Year	$37.27	$51.81	$55.38	$40.79	$34.58
Total Return	(6.14)%	(0.86)%	43.20%	22.32%	(2.67)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$848	$1,105	$913	$185	$103
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.57%	2.53%	2.59%	2.69%	2.69%
After expense reimbursement	2.57%	2.53%	2.59%	2.64%	2.64%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(2.26)%	(2.09)%	(2.05)%	(1.16)%	(1.74)%
After expense reimbursement	(2.26)%	(2.09)%	(2.05)%	(1.11)%	(1.69)%
Portfolio turnover rate(3)	1%	1%	8%	9%	32%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Portfolio turnover of The Internet Portfolio.
Table of Contents - Prospectus Advisor Class A & C

The Global Fund – Advisor Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	5.31	$6.03	$4.71	$3.92	$4.68
Income from Investment Operations:
Net investment income (loss)(2)	(0.03)	(0.03)	(0.00)(3)	0.02	0.05
Net realized and unrealized gain (loss) on investments	(0.71)	(0.70)	1.33	0.88	(0.78)
Total from investment operations	(0.74)	(0.73)	1.33	0.90	(0.73)
Redemption Fees	-	0.01	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income	-	-	(0.01)	(0.11)	(0.03)
From net realized gains	(0.00)(3)	(0.00)(3)	-	-	-
Total distributions	(0.00)(3)	(0.00)(3)	(0.01)	(0.11)	(0.03)
Net Asset Value, End of Year	$4.57	$5.31	$6.03	$4.71	$3.92
Total Return(4)	(13.89)%	(11.93)%	28.16%	22.94%	(15.59)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$376	$497	$1,992	$1,093	$392
Ratio of operating expenses to average net assets:
Before expense reimbursement	3.12%	2.86%	3.08%	3.63%	4.19%
After expense reimbursement	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(2.02)%	(1.79)%	(1.47)%	(1.47)%	(1.36)%
After expense reimbursement	(0.54)%	(0.57)%	(0.03)%	0.52%	1.19%
Portfolio turnover rate(5)	16%	14%	15%	23%	135%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Portfolio turnover of The Global Portfolio.

Table of Contents - Prospectus Advisor Class A & C

The Global Fund – Advisor Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$5.16	$5.90	$4.62	$3.87	$4.64
Income from Investment Operations:
Net investment income (loss)(2)	(0.05)	(0.06)	(0.03)	0.00(3)	0.03
Net realized and unrealized gain (loss) on investments	(0.70)	(0.68)	1.32	0.85	(0.77)
Total from investment operations	(0.75)	(0.74)	1.29	0.85	(0.74)
Redemption Fees	-	0.00(3)	-	-	-
Less Distributions:
From net investment income	-	-	(0.01)	(0.10)	(0.03)
From net realized gains	(0.00)(3)	(0.00)(3)	-	-	-
Total distributions	(0.00)(3)	(0.00)(3)	(0.01)	(0.10)	(0.03)
Net Asset Value, End of Year	$4.41	$5.16	$5.90	$4.62	$3.87
Total Return	(14.48)%	(12.53)%	27.84%	22.04%	(15.94)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$1,614	$1,608	$1,523	$383	$111
Ratio of operating expenses to average net assets:
Before expense reimbursement	3.62%	3.36%	3.58%	4.13%	4.69%
After expense reimbursement	2.14%	2.14%	2.14%	2.14%	2.14%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(2.52)%	(2.29)%	(1.97)%	(1.97)%	(1.86)%
After expense reimbursement	(1.04)%	(1.07)%	(0.53)%	0.02%	0.69%
Portfolio turnover rate(4)	16%	14%	15%	23%	135%
  .
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout theperiod.
(3)	Amount calculated is less than $0.005.
(4)	Portfolio turnover of The Global Portfolio.
Table of Contents - Prospectus Advisor Class A & C

The Paradigm Fund – Advisor Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$33.39	$33.74	$23.59	$19.45	$22.95
Income from Investment Operations:
Net investment loss(2)	(0.39)	(0.43)	(0.22)	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	(2.47)	0.08	10.53	4.18	(3.29)
Total from investment operations	(2.86)	(0.35)	10.31	4.17	(3.32)
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	-	-	(0.16)	(0.03)	(0.18)
Total distributions	-	-	(0.16)	(0.03)	(0.18)
Net Asset Value, End of Year	$30.53	$33.39	$33.74	$23.59	$19.45
Total Return(4)	(8.57)%	(1.04)%	43.70%	21.49%	(14.49)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$129,707	$171,958	$204,548	$135,747	$146,939
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.96%	1.93%	1.97%	2.03%	2.03%
After expense reimbursement	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.24)%	(1.31)%	(0.85)%	(0.17)%	(0.28)%
After expense reimbursement	(1.17)%	(1.27)%	(0.77)%	(0.03)%	(0.14)%
Portfolio turnover rate(5)	2%	7%	4%	6%	58%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Portfolio turnover of The Paradigm Portfolio.

Table of Contents - Prospectus Advisor Class A & C

The Paradigm Fund – Advisor Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$31.88	$32.38	$22.66	$18.76	$22.25
Income from Investment Operations:
Net investment loss(2)	(0.53)	(0.58)	(0.35)	(0.11)	(0.14)
Net realized and unrealized gain (loss) on investments	(2.34)	0.08	10.10	4.01	(3.17)
Total from investment operations	(2.87)	(0.50)	9.75	3.90	(3.31)
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	-	-	(0.03)	-	(0.18)
Total distributions	-	-	(0.03)	-	(0.18)
Net Asset Value, End of Year	$29.01	$31.88	$32.38	$22.66	$18.76
Total Return	(9.00)%	(1.54)%	43.01%	20.85%	(14.90)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$114,008	$135,333	$138,355	$101,405	$102,534
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.46%	2.43%	2.47%	2.53%	2.53%
After expense reimbursement	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.74)%	(1.81)%	(1.35)%	(0.67)%	(0.78)%
After expense reimbursement	(1.67)%	(1.77)%	(1.27)%	(0.53)%	(0.64)%
Portfolio turnover rate(4)	2%	7%	4%	6%	58%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Portfolio turnover of The Paradigm Portfolio.

Table of Contents - Prospectus Advisor Class A & C

The Medical Fund – Advisor Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$29.71	$25.62	$17.33	$18.29	$19.06
Income from Investment Operations:
Net investment income (loss)(2)	0.00(3)	0.06	(0.06)	0.27	0.12
Net realized and unrealized gain on investments	1.90	4.08	8.52	1.29	0.80
Total from investment operations	1.90	4.14	8.46	1.56	0.92
Redemption Fees	0.00(3)	0.00(3)	0.01	0.00(3)	0.00(3)
Less Distributions:
From net investment income	(0.07)	-	(0.03)	(0.30)	(0.21)
From net realized gains	(1.97)	(0.05)	(0.15)	(2.22)	(1.48)
Total distributions	(2.04)	(0.05)	(0.18)	(2.52)	(1.69)
Net Asset Value, End of Year	$29.57	$29.71	$25.62	$17.33	$18.29
Total Return(4)	6.34%	16.15%	48.90%	8.60%	4.79%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$6,241	$4,578	$3,746	$2,583	$3,240
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.24%	2.27%	2.34%	2.47%	2.27%
After expense reimbursement	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(0.60)%	(0.42)%	(0.95)%	0.58%	(0.01)%
After expense reimbursement	0.00%	0.21%	(0.25)%	1.41%	0.62%
Portfolio turnover rate(5)	12%	3%	12%	0%	5%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Portfolio turnover of The Medical Portfolio.

Table of Contents - Prospectus Advisor Class A & C

The Medical Fund – Advisor Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$29.15	$25.27	$17.19	$18.15	$18.90
Income from Investment Operations:
Net investment income (loss)(2)	(0.16)	(0.08)	(0.16)	0.17	0.02
Net realized and unrealized gain on investments	1.87	4.01	8.42	1.29	0.80
Total from investment operations	1.71	3.93	8.26	1.46	0.82
Redemption Fees	-	-	-	-	0.00(3)
Less Distributions:
From net investment income	(0.07)	-	(0.03)	(0.20)	(0.09)
From net realized gains	(1.97)	(0.05)	(0.15)	(2.22)	(1.48)
Total distributions	(2.04)	(0.05)	(0.18)	(2.42)	(1.57)
Net Asset Value, End of Year	$28.82	$29.15	$25.27	$17.19	$18.15
Total Return	5.81%	15.54%	48.08%	8.08%	4.32%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$608	$631	$531	$450	$580
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.74%	2.77%	2.84%	2.97%	2.77%
After expense reimbursement	2.14%	2.14%	2.14%	2.14%	2.14%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.10)%	(0.92)%	(1.45)%	0.08%	(0.51)%
After expense reimbursement	(0.50)%	(0.29)%	(0.75)%	0.91%	0.12%
Portfolio turnover rate(4)	12%	3%	12%	0%	5%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Portfolio turnover of The Medical Portfolio.

Table of Contents - Prospectus Advisor Class A & C

The Small Cap Opportunities Fund – Advisor Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$36.43	$39.39	$24.77	$19.59	$22.98
Income from Investment Operations:
Net investment loss(2)	(0.43)	(0.45)	(0.18)	(0.04)	(0.10)
Net realized and unrealized gain (loss) on investments	(4.12)	(2.51)	14.79	5.22	(3.08)
Total from investment operations	(4.55)	(2.96)	14.61	5.18	(3.18)
Redemption Fees	0.00(3)	0.00(3)	0.01	0.00(3)	0.00(3)
Less Distributions:
From net investment income	-	-	-	-	(0.21)
Total distributions	-	-	-	-	(0.21)
Net Asset Value, End of Year	$31.88	$36.43	$39.39	$24.77	$19.59
Total Return(4)	(12.47)%	(7.54)%	59.02%	26.44%	(13.85)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$14,857	$25,591	$21,871	$7,558	$7,250
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.98%	1.96%	1.98%	2.21%	2.15%
After expense reimbursement	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.28)%	(1.21)%	(0.63)%	(0.50)%	(0.69)%
After expense reimbursement	(1.19)%	(1.14)%	(0.54)%	(0.18)%	(0.43)%
Portfolio turnover rate(5)	2%	19%	6%	22%	47%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.

Table of Contents - Prospectus Advisor Class A & C

The Small Cap Opportunities Fund – Advisor Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$35.47	$38.53	$24.35	$19.36	$22.68
Income from Investment Operations:
Net investment loss(2)	(0.59)	(0.63)	(0.34)	(0.15)	(0.20)
Net realized and unrealized gain (loss) on investments	(4.00)	(2.44)	14.51	5.14	(3.04)
Total from investment operations	(4.59)	(3.07)	14.17	4.99	(3.24)
Redemption Fees	-	0.01	0.01	-	-
Less Distributions:
From net investment income	-	-	-	-	(0.08)
Total distributions	-	-	-	-	(0.08)
Net Asset Value, End of Year	$30.88	$35.47	$38.53	$24.35	$19.36
Total Return	(12.92)%	(7.97)%	58.23%	25.77%	(14.29)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$8,840	$12,928	$7,178	$2,536	$2,440
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.48%	2.46%	2.48%	2.71%	2.65%
After expense reimbursement	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.78)%	(1.71)%	(1.13)%	(1.00)%	(1.19)%
After expense reimbursement	(1.69)%	(1.64)%	(1.04)%	(0.68)%	(0.93)%
Portfolio turnover rate(3)	2%	19%	6%	22%	47%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Portfolio turnover of The Small Cap Opportunities Portfolio.

Table of Contents - Prospectus Advisor Class A & C

The Market Opportunities Fund – Advisor Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$16.59	$17.60	$12.07	$10.43	$11.43
Income from Investment Operations:
Net investment income (loss)(2)	(0.19)	(0.14)	(0.03)	0.00(3)	(0.02)
Net realized and unrealized gain (loss) on investments	(1.36)	(0.87)	5.63	1.80	(0.90)
Total from investment operations	(1.55)	(1.01)	5.60	1.80	(0.92)
Redemption Fees	0.00(3)	-	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income	-	-	(0.07)	(0.16)	(0.08)
Total distributions	-	-	(0.07)	(0.16)	(0.08)
Net Asset Value, End of Year	$15.04	$16.59	$17.60	$12.07	$10.43
Total Return(4)	(9.34)%	(5.74)%	46.36%	17.26%	(8.08)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$4,502	$8,817	$11,742	$6,518	$8,600
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.15%	2.11%	2.13%	2.22%	2.18%
After expense reimbursement	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.42)%	(1.02)%	(0.46)%	(0.35)%	(0.45)%
After expense reimbursement	(1.16)%	(0.80)%	(0.22)%	(0.02)%	(0.16)%
Portfolio turnover rate(5)	2%	18%	21%	26%	14%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Portfolio turnover of The Market Opportunities Portfolio.

Table of Contents - Prospectus Advisor Class A & C

The Market Opportunities Fund – Advisor Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$16.24	$17.32	$11.94	$10.32	$11.30
Income from Investment Operations:
Net investment loss(2)	(0.27)	(0.22)	(0.11)	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	(1.32)	(0.86)	5.56	1.78	(0.88)
Total from investment operations	(1.59)	(1.08)	5.45	1.72	(0.96)
Redemption Fees	-	0.00(3)	0.00(3)	0.00(3)	-
Less Distributions:
From net investment income	-	-	(0.07)	(0.10)	(0.02)
Total distributions	-	-	(0.07)	(0.10)	(0.02)
Net Asset Value, End of Year	$14.65	$16.24	$17.32	$11.94	$10.32
Total Return	(9.79)%	(6.24)%	45.61%	16.70%	(8.51)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$4,079	$5,109	$5,525	$3,932	$4,233
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.65%	2.61%	2.63%	2.72%	2.68%
After expense reimbursement	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.92)%	(1.52)%	(0.96)%	(0.85)%	(0.95)%
After expense reimbursement	(1.66)%	(1.30)%	(0.72)%	(0.52)%	(0.66)%
Portfolio turnover rate(4)	2%	18%	21%	26%	14%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Portfolio turnover of The Market Opportunities Portfolio.

Table of Contents - Prospectus Advisor Class A & C

The Multi-Disciplinary Income Fund (formerly, Multi-Disciplinary Fund) – Advisor Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$10.75	$10.98	$11.03	$10.05	$10.44
Income from Investment Operations:
Net investment income(2)	0.34	0.30	0.17	0.31	0.78
Net realized and unrealized gain (loss) on investments	(0.60)	(0.06)	0.29	1.20	(0.78)
Total from investment operations	(0.26)	0.24	0.46	1.51	-
Redemption Fees	0.00(3)	0.00(3)	0.00(3)	0.00(3)	-
Less Distributions:
From net investment income	(0.21)	(0.26)	(0.25)	(0.41)	(0.34)
From net realized gains	(0.01)	(0.21)	(0.26)	(0.12)	(0.05)
Total distributions	(0.22)	(0.47)	(0.51)	(0.53)	(0.39)
Net Asset Value, End of Year	$10.27	$10.75	$10.98	$11.03	$10.05
Total Return(4)	(2.46)%	2.17%	4.15%	15.12%	(0.01)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$8,754	$12,281	$36,170	$25,764	$4,726
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.04%	2.04%	2.08%(5)	2.25%	2.63%
After expense reimbursement	1.74%	1.74%	1.75%(5)	1.74%	1.74%
Ratio of net investment income to average net assets:
Before expense reimbursement	2.83%	2.38%	1.16%(6)	2.40%	6.84%
After expense reimbursement	3.13%	2.68%	1.49%(6)	2.91%	7.73%
Portfolio turnover rate(7)	10%	35%	54%	41%	74%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)
The ratio of expenses includes borrowing expense on securities sold short.  The expense ratio excluding borrowing expenses on securities sold short was 2.07% before expense reimbursement and 1.74% after expense reimbursement.

(6)	The ratio of net investment income includes borrowing expense on securities sold short.
(7)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.

Table of Contents - Prospectus Advisor Class A & C

The Multi-Disciplinary Income Fund (formerly, Multi-Disciplinary Fund) – Advisor Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$10.65	$10.90	$10.96	$10.00	$10.40
Income from Investment Operations:
Net investment income(2)	0.28	0.24	0.11	0.26	0.74
Net realized and unrealized gain (loss) on investments	(0.58)	(0.06)	0.29	1.18	(0.78)
Total from investment operations	(0.30)	0.18	0.40	1.44	(0.04)
Redemption Fees	-	0.00(3)	-	-	-
Less Distributions:
From net investment income	(0.16)	(0.22)	(0.20)	(0.36)	(0.31)
From net realized gains	(0.01)	(0.21)	(0.26)	(0.12)	(0.05)
Total distributions	(0.17)	(0.43)	(0.46)	(0.48)	(0.36)
Net Asset Value, End of Year	$10.18	$10.65	$10.90	$10.96	$10.00
Total Return	(2.84)%	1.61%	3.59%	14.48%	(0.49)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$9,266	$10,403	$11,209	$7,485	$1,645
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.54%	2.54%	2.58%(4)	2.75%	3.13%
After expense reimbursement	2.24%	2.24%	2.25%(4)	2.24%	2.24%
Ratio of net investment income to average net assets:
Before expense reimbursement	2.33%	1.88%	0.66%(5)	1.90%	6.34%
After expense reimbursement	2.63%	2.18%	0.99%(5)	2.41%	7.23%
Portfolio turnover rate(6)	10%	35%	54%	41%	74%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)
The ratio of expenses includes borrowing expense on securities sold short.  The expense ratio excluding borrowing expenses on securities sold short was 2.57% before expense reimbursement and 2.24% after expense reimbursement.

(5)	The ratio of net investment income includes borrowing expense of securities sold short.
(6)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.

Table of Contents - Prospectus Advisor Class A & C

Kinetics Mutual Funds, Inc.

The Alternative Income Fund The Internet Fund The Global Fund The Paradigm Fund The Medical Fund	The Small Cap Opportunities Fund The Market Opportunities Fund The Multi-Disciplinary Income Fund

Investment Adviser	Kinetics Asset Management LLC
and Shareholder Servicing Agent	470 Park Avenue South New York, NY 10016

Legal Counsel	Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103-6996

Independent Registered Public	Tait, Weller & Baker LLP
Accounting Firm	1818 Market Street, Suite 2400 Philadelphia, PA 19103

Distributor	Kinetics Funds Distributor LLC 470 Park Avenue South New York, NY 10016

Transfer Agent, Fund Accountant,	U.S. Bancorp Fund Services, LLC
and Administrator	615 East Michigan Street Milwaukee, WI 53202

Custodian	U.S. Bank N.A. 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212
Table of Contents - Prospectus Advisor Class A & C

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (SAI) dated April 29, 2016
The SAI of the Funds provides more details about each Fund’s policies and management.  The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.

To receive any of these documents or the Funds’ Prospectus, free of charge, to request additional information about the Company or to make shareholder inquiries, please contact us:

By Telephone:	By Internet:
(800) 930-3828	http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
 Milwaukee, WI 53201-0701

Additionally, the foregoing Fund documents are available on the Funds’ website listed above.

SEC:
Information about the Funds (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C.  Please call (202) 551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, U.S. Securities and Exchange Commission, Washington, D.C. 20549-1520.

1940 Act File No. 811-09303
Table of Contents - Prospectus Advisor Class A & C

Institutional Class

April 29, 2016	Prospectus	www.kineticsfunds.com

The Alternative Income Fund  (KWIIX)

The Internet Fund

The Global Fund

The Paradigm Fund  (KNPYX)

The Medical Fund

The Small Cap Opportunities Fund  (KSCYX)

The Market Opportunities Fund  (KMKYX)

The Multi-Disciplinary Income Fund  (KMDYX)
(formerly, the Multi-Disciplinary Fund)

Each a series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus Institutional Class

SUMMARY SECTION

THE ALTERNATIVE INCOME FUND

Investment Objectives
The primary investment objective of the Alternative Income Fund is to provide current income and gains.  The Alternative Income Fund seeks to obtain long-term growth of capital as a secondary objective.  The Alternative Income Fund is the sole “feeder fund” to The Alternative Income Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Alternative Income Fund.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		Institutional Class
Management Fees(1)		0.90%
Distribution (Rule 12b-1) Fees		None
Other Expenses		0.79%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	0.59%
Acquired Fund Fees and Expenses		0.04%
Total Annual Fund Operating Expenses(2)		1.73%
Less: Fee Waiver(3)		-0.94%
Net Annual Fund Operating Expenses		0.79%

(1)	This table and the example below reflect the aggregate expenses of the Alternative Income Fund and the Alternative Income Portfolio. The management fees paid by the Alternative Income Fund reflect the proportionate share of fees allocated to the Alternative Income Fund from the Alternative Income Portfolio.
(2)	Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus which reflects the Alternative Income Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).
(3)	Kinetics Asset Management LLC, the investment adviser to the Alternative Income Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has contractually agreed to reimburse the Alternative Income Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2017. In addition, the Investment Adviser to the Alternative Income Portfolio has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 0.75%, excluding AFFE. These waivers and reimbursements are in effect until May 1, 2017, and may not be terminated without the approval of the Board.

Table of Contents - Prospectus Institutional Class
1

Example. This Example is intended to help you compare the cost of investing in the Alternative Income Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Alternative Income Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Alternative Income Fund’s operating expenses remain the same (taking into account the expense limitations only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your cost for the Alternative Income Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$81	$453	$850	$1,963

Portfolio Turnover.  The Alternative Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, performance.  During the most recent fiscal year, the Alternative Income Portfolio’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategy
The Alternative Income Fund is a diversified fund that invests all of its investable assets in the Alternative Income Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Alternative Income Portfolio will hold a portfolio of primarily fixed income securities and implement an equity put writing option strategy intended to generate returns from the receipt of option premiums.  The Alternative Income Portfolio will thereby seek to fulfill its primary investment objective of generating current income and gains by collecting premiums on written put options while maintaining a portfolio of primarily fixed income securities which serve as collateral to cover obligations pursuant to the written options.  In addition to writing options, the Alternative Income Portfolio may also purchase options in certain circumstances.  The Alternative Income Portfolio’s secondary objective is to achieve long-term growth of capital.

The Alternative Income Portfolio will implement option strategies on market indexes, exchange-traded funds (“ETFs”) or company specific equity securities, receiving up-front cash payments from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Alternative Income Portfolio.  If the prevailing market value of the underlying equity securities on an expiration date exceeds the exercise price of the put option that the Alternative Income Portfolio has written, it is expected that the option will not be exercised.  In such instance, the Alternative Income Portfolio would not be required to purchase any securities and the received premium would be considered income.

At the time of writing (selling) a put option, the aggregated amount of all the notional obligations of the option positions (the sum of all the exercise prices referenced) held by the Alternative Income Portfolio may not exceed 100% of the Alternative Income Portfolio’s total assets.  In this way, the Alternative Income Portfolio intends to have available at all times cash or fixed income investments to satisfy any obligations to purchase securities pursuant to options written.

The Investment Adviser will select option investments based on market volatility levels, underlying security valuations and perceived market risks. Further, the Investment Adviser evaluates relative option premiums and implied volatilities in determining preferred option contract terms, such as exercise prices and expiration dates.  The Alternative Income Portfolio will typically buy or sell exchange-traded options on market indexes, diversified and non-diversified ETFs, real estate investment trusts (“REITs”), convertible securities and U.S. listed stocks of individual companies.  The Alternative Income Portfolio may also invest in foreign securities, including up to 100% in emerging markets, directly or through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”).  To the extent the Alternative Income Portfolio buys or sells options on single stock equity securities, the aggregate notional exposure to a specific underlying company will typically not exceed 5% of the Alternative Income Portfolio’s net assets at the time of investment.

Table of Contents - Prospectus Institutional Class
2

To satisfy collateral requirements related to the use of derivatives and provide full coverage of potential security purchase obligations related to written options, the Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities including cash or cash equivalents, fixed income closed-end funds (“CEFs”) and ETFs. There are no limitations as to the maturities or credit ratings of the fixed income securities in which the Alternative Income Portfolio may invest, however, fixed income securities held by the Alternative Income Portfolio are generally issued by the U.S. Government or investment grade, large capitalization U.S. companies.

In managing the Alternative Income Portfolio’s fixed income holdings, the Investment Adviser will focus on achieving a reasonable risk-adjusted return with an emphasis on capital preservation, while seeking long term growth of capital.  The Investment Adviser will select fixed income securities based on market liquidity, duration risk, credit risk, and yield to maturity.

In connection with the Alternative Income Portfolio’s positions in derivatives, the Alternative Income Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable U.S. Securities and Exchange Commission (“SEC”) requirements.  Additionally, the Alternative Income Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Alternative Income Fund, and indirectly the Alternative Income Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Alternative Income Fund, Alternative Income Portfolio and your investment.

»	Management Risks: The Alternative Income Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, investment objective. The Investment Adviser cannot guarantee the performance of the Alternative Income Fund, nor can it assure you that the market value of your investment will not decline.

»	Liquidity Risks: The Alternative Income Portfolio’s investments in options and, to the extent it invests in certain non-investment grade fixed income securities, including CEFs or ETFs, makes the Alternative Income Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

»	Security Selection Risks: The Alternative Income Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, investment objective.

»	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Conversely, actively-managed ETFs seek an investment objective by investing in a basket of securities based on the investment strategy and discretion of the ETF’s adviser. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Alternative Income Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Table of Contents - Prospectus Institutional Class
3

»	Foreign Securities Risks: The Alternative Income Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Alternative Income Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

»	Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Alternative Income Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

»	Derivatives Risks: The Alternative Income Portfolio’s investments in options and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Alternative Income Portfolio. If a secondary market does not exist for an option purchased or written by the Alternative Income Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by the Alternative Income Portfolio would have to be exercised in order for the Alternative Income Portfolio to realize any profit and (2) the Alternative Income Portfolio may not be able to sell portfolio securities covering an option written by it until the option expires or it delivers the underlying security, upon exercise. To the extent the Alternative Income Portfolio segregates assets to cover derivative positions, the Alternative Income Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Alternative Income Portfolio properly in a manner consistent with its stated investment objective.

»	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Alternative Income Portfolio. These leveraged instruments may result in losses to the Alternative Income Portfolio or may adversely affect the Alternative Income Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Alternative Income Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.
Table of Contents - Prospectus Institutional Class
4

»	Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Alternative Income Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the exercise prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Alternative Income Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»	REITs Risks: REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

Who may want to invest?
The Alternative Income Fund may be appropriate for investors who:

»	wish to diversify their portfolios;

»	wish to generate income and capital; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Alternative Income Fund’s returns.  The bar chart indicates the risks of investing in the Alternative Income Fund by showing the changes in the Alternative Income Fund’s performance from year to year (on a calendar year basis).  The table shows how the Alternative Income Fund’s average annual returns, before and after taxes, compared with those of the Barclays U.S. 1-3 Year Credit Index and the Barclays U.S. Aggregate Bond Index, which represent broad measures of market performance.  The past performance of the Alternative Income Fund, before and after taxes, is not necessarily an indication of how the Alternative Income Fund or the Alternative Income Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

Important note about performance reflecting the Fund’s prior investment strategy.  The performance shown for periods prior to January 1, 2013 reflects a previous investment objective and strategy.  The Fund sought long-term growth of capital as its primary investment objective with a secondary objective to obtain current income while investing at least 80% of its assets in securities of companies engaged in water infrastructure and natural resources with a specific water theme and related activities.  Effective January 1, 2013, the Fund’s performance reflects the significantly different investment objective of seeking to generate income and capital gains with long-term growth of capital as its secondary investment objective while investing in primarily fixed income securities while utilizing an options strategy.

Table of Contents - Prospectus Institutional Class
5

The Alternative Income Fund – Institutional Class
Calendar Year Returns as of 12/31

Best Quarter:	2009	Q2	17.97%
Worst Quarter:	2011	Q3	-14.07%

The Alternative Income Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns as of 12/31/2015
	1 Year	5 Years	Since Inception (June 29, 2007)
The Alternative Income Fund (KWIIX) Institutional
Return Before Taxes	3.09%	3.08%	0.02%
Return After Taxes on Distributions	3.05%	2.70%	-0.24%
Return After Taxes on Distributions and Sale of Fund Shares	1.75%	2.24%	-0.05%
Barclays U.S. 1-3 Year Credit Index (reflects no deductions for fees, expenses or taxes)	0.85%	1.77%	3.31%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	0.55%	3.25%	4.68%

Management
Investment Adviser.  Kinetics Asset Management LLC is the Alternative Income Portfolio’s investment adviser.

Portfolio Managers.  The Alternative Income Portfolio is managed by an investment team with Mr. Stahl and Mr. Houk as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Table of Contents - Prospectus Institutional Class
6

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Investment Team Member	5
Murray Stahl	Co-Portfolio Manager	5
James Davolos	Investment Team Member	4
Matthew Houk	Co-Portfolio Manager	N/A
Steven Tuen	Investment Team Member	N/A

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Alternative Income Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment for both regular accounts and IRAs is $1,000,000 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus Institutional Class
7

THE INTERNET FUND

Investment Objectives
The investment objective of the Internet Fund is long-term growth of capital.  The Internet Fund seeks to obtain current income as a secondary objective.  The Internet Fund is the sole “feeder fund” to The Internet Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Internet Fund.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		Institutional Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses		0.52%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	0.32%
Total Annual Fund Operating Expenses		1.77%
Less: Fee Waiver(2)		-0.15%
Net Annual Fund Operating Expenses		1.62%

(1)	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio.
(2)	Kinetics Asset Management LLC, the investment adviser to the Internet Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has contractually agreed to reimburse the Internet Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2017.

Example.  This Example is intended to help you compare the cost of investing in the Internet Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Internet Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Internet Fund’s operating expenses remain the same (taking into account the expense limitations only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs for the Internet Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$165	$543	$945	$2,071

Portfolio Turnover.  The Internet Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Internet Portfolio’s, and therefore the Internet Fund’s, performance.  During the most recent fiscal year, the Internet Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.

Table of Contents - Prospectus Institutional Class
8

Principal Investment Strategy
The Internet Fund is a non-diversified fund that invests all of its investable assets in the Internet Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet‑related activities and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet, such as content providers, computer hardware and software, venture capital, Internet service providers, Internet portals, wireless/broadband access, e-commerce, financial service companies, auction houses, and telecommunications.  The Internet Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development.  The Internet Portfolio may invest in companies of any size, including small and medium-sized companies.  Additionally, the Internet Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Internet Portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Internet Fund, and indirectly the Internet Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Internet Fund, Internet Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Internet Portfolio, and therefore the Internet Fund, is likely to decline in value and you could lose money on your investment.

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s, and therefore the Internet Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Internet Industry Concentration Risks: Investing a substantial portion of the Internet Portfolio’s assets in the Internet industry carries the risk that Internet-related securities will decline in price due to Internet developments. Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.
Table of Contents - Prospectus Institutional Class
9

»	Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

»	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Internet Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»	Foreign Securities Risks: The Internet Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Non-Diversification Risks: As a non-diversified investment company, the Internet Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio’s shares, and therefore the Internet Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Internet Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

»	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Internet Portfolio. These leveraged instruments may result in losses to the Internet Portfolio or may adversely affect the Internet Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Internet Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

»	Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Internet Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Internet Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.
Table of Contents - Prospectus Institutional Class
10

»	Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»	Management Risks: There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Internet Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The Institutional Class shares of the Internet Fund had not commenced operations as of December 31, 2015.  The performance information shown below is for another class of shares (No Load Class) of the Internet Fund that is not offered in this Prospectus but would have substantially similar annual returns because each Class of shares will be invested in the same portfolio of securities.  Annual returns will differ only to the extent that the Classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Internet Fund’s No Load Class.  The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis).  The table shows how the Internet Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, which represent broad measures of market performance.  The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future.  Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

Table of Contents - Prospectus Institutional Class
11

The Internet Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2009	Q2	26.04%
Worst Quarter:	2008	Q4	-21.36%

The Internet Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for the No Load Class shares only.  After-tax returns for the Institutional Class shares will differ.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns as of 12/31/2015
	1 Year	5 Years	10 Years	Since Inception(1)
The Internet Fund (WWWFX) No Load
Return Before Taxes	-5.42%	10.48%	9.72%	14.21%
Return After Taxes on Distributions	-10.24%	8.67%	8.77%	13.64%
Return After Taxes on Distributions and Sale of Fund Shares	0.90%	8.39%	8.03%	12.71%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.31%	7.64%
NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)	5.73%	13.55%	8.55%	7.56%
(1)	The Internet Fund’s No Load Class shares commenced operations on October 21, 1996 and converted into a feeder fund of the Internet Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the October 21, 1996 inception date of the Internet Fund’s No Load Class shares.

Management
Investment Adviser.  Kinetics Asset Management LLC is the Internet Portfolio’s investment adviser.

Table of Contents - Prospectus Institutional Class
12

Portfolio Managers.  The Internet Portfolio is managed by an investment team with Mr. Doyle, Mr. Stahl and Mr. Davolos as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Co-Portfolio Manager	17
Murray Stahl	Co-Portfolio Manager	17
James Davolos	Co-Portfolio Manager	10
Steven Tuen	Investment Team Member	17

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Internet Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment for both regular accounts and IRAs is $1,000,000 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus Institutional Class
13

THE GLOBAL FUND

Investment Objective
The investment objective of the Global Fund is long-term growth of capital.  The Global Fund is the sole “feeder fund” to The Global Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Global Fund.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		Institutional Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses		1.57%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	1.37%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses(2)		2.83%
Less: Fee Waiver(3)		-1.63%
Net Annual Fund Operating Expenses		1.20%

(1)	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.
(2)	Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus which reflects the Global Fund’s operating expenses and does not include 0.01% attributed to acquired fund fees and expenses (“AFFE”).
(3)	Kinetics Asset Management LLC, the investment adviser to the Global Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has contractually agreed to reimburse the Global Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2017. In addition, the Investment Adviser to the Global Portfolio has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.19%, excluding AFFE. These waivers and reimbursements are in effect until May 1, 2017, and may not be terminated without the approval of the Board.

Example.  This Example is intended to help you compare the cost of investing in Institutional Class shares of the Global Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Global Fund’s operating expenses remain the same (taking into account the expense limitations only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$122	$723	$1,349	$3,039

Portfolio Turnover.  The Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Global Portfolio’s, and therefore the Global Fund’s, performance.  During the most recent fiscal year, the Global Portfolio’s portfolio turnover rate was 16% of the average value of its portfolio.

Table of Contents - Prospectus Institutional Class
14

Principal Investment Strategy
The Global Fund is a diversified fund that invests all of its investable assets in the Global Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of foreign and U.S. companies listed on publicly traded exchanges in countries around the world, and in exchange-traded funds (“ETFs”).  Foreign companies are those companies with their primary place of business or headquarters located outside the U.S., including up to 100% in emerging markets.  The Global Portfolio invests 40% or more of its net assets in companies located outside of the U.S. and invests in at least 3 countries, which may include the U.S.  The Global Portfolio may also purchase and write options for hedging purposes and/or direct investment and invest in participatory notes (commonly known as “P-notes”) to take positions in certain foreign securities.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging.  This evaluation by the Investment Adviser includes consideration of a company’s potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Global Portfolio may invest in companies of any size, including small and medium-sized companies.  Additionally, the Global Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Global Portfolio.

Principal Investment Risks
The Global Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Global Fund, and indirectly the Global Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Global Fund, Global Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Global Portfolio, and therefore the Global Fund, is likely to decline in value and you could lose money on your investment.
Table of Contents - Prospectus Institutional Class
15

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio’s, and therefore the Global Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Small and Medium-Size Company Risks: The Global Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Portfolio’s assets.

»	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Global Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»	Foreign Securities Risks: The Global Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Global Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

»	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Global Portfolio. These leveraged instruments may result in losses to the Global Portfolio or may adversely affect the Global Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Global Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

»	Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Global Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Global Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.
Table of Contents - Prospectus Institutional Class
16

»	Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»	Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»	Derivatives Risks: The Global Portfolio’s investments in P-notes and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Global Portfolio.

»	Management Risks: There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Global Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The Institutional Class shares of the Global Fund had not commenced operations as of December 31, 2015.  The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because each Class of shares will be invested in the same portfolio of securities.  Annual returns will differ only to the extent that the Classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Global Fund’s No Load Class.  The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund’s performance from year to year (on a calendar year basis).  The table shows how the Global Fund’s average annual returns, before and after taxes, compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance.  As of March 14, 2008, the Global Fund and the Global Portfolio, which were formerly known as the Internet Emerging Growth Fund and the Internet Emerging Growth Portfolio, respectively, changed to the investment strategy set forth in this Prospectus.  The performance shown for periods or portions of periods prior to March 14, 2008 represents performance of the Global Portfolio’s prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and medium-capitalization U.S. and foreign companies engaged in the Internet and Internet-related activities.  The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future.  Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.
Table of Contents - Prospectus Institutional Class
17

The Global Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2009	Q2	37.66%
Worst Quarter:	2008	Q3	-20.53%

The Global Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for the No Load Class shares only.  After-tax returns for the Institutional Class shares will differ.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns as of 12/31/2015
	1 Year	5 Years	10 Years	Since Inception(1)
The Global Fund (WWWEX) No Load
Return Before Taxes	-13.83%	0.34%	2.06%	-3.28%
Return After Taxes on Distributions	-13.85%	0.26%	1.75%	-3.60%
Return After Taxes on Distributions and Sale of Fund Shares	-7.82%	0.34%	1.66%	-2.35%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.31%	4.06%
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	-2.36%	6.09%	4.75%	2.90%
(1)	The Global Fund’s No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Global Portfolio on April 28, 2000. The returns for the indices in this column have been calculated since the December 31, 1999 inception date of the Global Fund’s No Load Class shares.

Management
Investment Adviser.  Kinetics Asset Management LLC is the Global Portfolio’s investment adviser.

Table of Contents - Prospectus Institutional Class
18

Portfolio Managers.  The Global Portfolio is managed by an investment team with Mr. Stahl and Mr. Tuen as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Murray Stahl	Co-Portfolio Manager	17
Steven Tuen	Co-Portfolio Manager	13
Peter B. Doyle	Investment Team Member	17
James Davolos	Investment Team Member	10

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Global Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment for both regular accounts and IRAs is $1,000,000 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus Institutional Class
19

THE PARADIGM FUND

Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Paradigm Fund.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		Institutional Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses		0.41%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	0.21%
Total Annual Fund Operating Expenses		1.66%
Less: Fee Waiver(2)		-0.22%
Net Annual Fund Operating Expenses		1.44%

(1)	This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio.
(2)	Kinetics Asset Management LLC, the investment adviser to the Paradigm Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has contractually agreed to waive and/or reimburse the Paradigm Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets at until at least May 1, 2017. In addition, the Investment Adviser to the Paradigm Portfolio has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.44%, excluding acquired fund fees and expenses (“AFFE”). These waivers and reimbursements are in effect until May 1, 2017, and may not be terminated without the approval of the Board.

Example.  This Example is intended to help you compare the cost of investing in the Paradigm Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Paradigm Fund’s operating expenses remain the same (taking into account the expense limitations only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$147	$502	$881	$1,947

Portfolio Turnover.  The Paradigm Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, performance.  During the most recent fiscal year, the Paradigm Portfolio’s portfolio turnover rate was 2% of the average value of its portfolio.
Table of Contents - Prospectus Institutional Class
20

Principal Investment Strategy
The Paradigm Fund is a non-diversified fund that invests all of its investable assets in the Paradigm Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies, including up to 100% in emerging markets, and in exchange-traded funds (“ETFs”).  The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued, that have, or are expected to soon have, high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Paradigm Portfolio will carry out its investment strategy by regarding the investments as representing fractional ownership in the underlying companies’ assets.  This will allow the Paradigm Portfolio, and therefore the Paradigm Fund, to attempt to achieve its investment objective by acting as a classic value investor seeking high returns on equity, an intrinsic characteristic of the investment, not a reappraisal of a company’s stock value by the market, an external factor.  The Paradigm Portfolio may also purchase and write options for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Paradigm Portfolio may invest in companies of any size, including small and medium-size companies.  Additionally, the Paradigm Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Paradigm Portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Paradigm Fund, and indirectly the Paradigm Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Paradigm Portfolio, and therefore the Paradigm Fund, is likely to decline in value and you could lose money on your investment.

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, investment objective.
Table of Contents - Prospectus Institutional Class
21

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

»	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Paradigm Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»	Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Non-Diversification Risks: As a non-diversified investment company, the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio’s shares, and therefore the Paradigm Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Paradigm Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

»	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Paradigm Portfolio. These leveraged instruments may result in losses to the Paradigm Portfolio or may adversely affect the Paradigm Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Paradigm Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

»	Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Paradigm Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Paradigm Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.
Table of Contents - Prospectus Institutional Class
22

»	Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»	Management Risks: There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Paradigm Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Paradigm Fund’s returns. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis).  The table shows how the Paradigm Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance.  The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future.  Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

The Paradigm Fund – Institutional Class
Calendar Year Returns as of 12/31

Best Quarter:	2009	Q2	32.23%
Worst Quarter:	2008	Q4	-29.03%

Table of Contents - Prospectus Institutional Class
23

The Paradigm Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns as of 12/31/2015
	1 Year	5 Years	10 Years	Since Inception (May 27, 2005)
The Paradigm Fund (KNPYX) Institutional
Return Before Taxes	-8.16%	6.67%	5.27%	6.13%
Return After Taxes on Distributions	-8.16%	6.57%	5.14%	6.00%
Return After Taxes on Distributions and Sale of Fund Shares	-4.62%	5.24%	4.25%	4.98%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.31%	7.40%
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	-2.36%	6.09%	4.75%	5.58%

Management
Investment Adviser.  Kinetics Asset Management LLC is the Paradigm Portfolio’s investment adviser.

Portfolio Managers.  The Paradigm Portfolio is managed by an investment team with Mr. Doyle and Mr. Stahl as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Co-Portfolio Manager	17
Murray Stahl	Co-Portfolio Manager	17
James Davolos	Investment Team Member	10

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Paradigm Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment for both regular accounts and IRAs is $1,000,000 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.

Table of Contents - Prospectus Institutional Class
24

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus Institutional Class
25

THE MEDICAL FUND

Investment Objective
The investment objective of the Medical Fund is long-term growth of capital.  The Medical Fund is the sole “feeder fund” to The Medical Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Medical Fund.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		Institutional Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses		0.69%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	0.49%
Total Annual Fund Operating Expenses		1.94%
Less: Fee Waiver(2)		-0.75%
Net Annual Fund Operating Expenses		1.19%

(1)	This table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio. The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio.
(2)	Kinetics Asset Management LLC, the investment adviser to the Medical Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has contractually agreed to reimburse the Medical Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2017. In addition, the Investment Adviser to the Medical Portfolio has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.19%, excluding acquired fund fees and expenses (“AFFE”). These waivers and reimbursements are in effect until May 1, 2017, and may not be terminated without the approval of the Board.

Example. This Example is intended to help you compare the cost of investing in the Medical Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Medical Fund’s operating expenses remain the same (taking into account the expense limitations only the first year).  Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$121	$536	$977	$2,204

Portfolio Turnover.  The Medical Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Medical Portfolio’s, and therefore the Medical Fund’s, performance.  During the most recent fiscal year, the Medical Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.
Table of Contents - Prospectus Institutional Class
26

Principal Investment Strategy
The Medical Fund is a non-diversified fund that invests all of its investable assets in the Medical Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies.  These types of companies derive at least 50% of their revenue from such activities.  The Medical Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.  The Medical Portfolio may invest in companies of any size, including small and medium-size companies.  Additionally, the Medical Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Medical Portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Medical Fund, and indirectly the Medical Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Medical Fund, the Medical Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Medical Portfolio, and therefore the Medical Fund, is likely to decline in value and you could lose money on your investment.

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s, and therefore the Medical Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.
Table of Contents - Prospectus Institutional Class
27

»	Industry Emphasis Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

»	Concentration Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, it is possible that a medical device or product may fail after its research period; such research period may involve substantial research, testing and development time and the development company may incur significant costs. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

»	Small and Medium-Size Company Risks: The Medical Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

»	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Medical Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»	Foreign Securities Risks: The Medical Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Non-Diversification Risks: As a non-diversified investment company, the Medical Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio’s shares, and therefore the Medical Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Medical Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.
Table of Contents - Prospectus Institutional Class
28

»	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Medical Portfolio. These leveraged instruments may result in losses to the Medical Portfolio or may adversely affect the Medical Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Medical Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

»	Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Medical Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Medical Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»	Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»	Management Risks: There is no guarantee that the Medical Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Medical Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Medical Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The Institutional Class shares of the Medical Fund had not commenced operations as of December 31, 2015.  The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because each Class of shares will be invested in the same portfolio of securities.  Annual returns will differ only to the extent that the Classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Medical Fund’s No Load Class.  The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis).  The table shows how the Medical Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, which represent broad measures of market performance.  The past performance of the Medical Fund, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

Table of Contents - Prospectus Institutional Class
29

The Medical Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2013	Q1	20.54%
Worst Quarter:	2011	Q3	-15.60%

The Medical Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for the No Load Class shares only.  After-tax returns for the Institutional Class shares will differ.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns as of 12/31/2015
	1 Year	5 Years	10 Years	Since Inception(1)
The Medical Fund (MEDRX) No Load
Return Before Taxes	6.59%	16.21%	11.25%	10.23%
Return After Taxes on Distributions	4.60%	14.98%	10.40%	9.69%
Return After Taxes on Distributions and Sale of Fund Shares	4.69%	12.99%	9.24%	8.72%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.31%	4.89%
NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)	5.73%	13.55%	8.55%	3.77%
(1)	The Medical Fund’s No Load Class shares commenced operations on September 30, 1999 and converted into a feeder fund of the Medical Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the September 30, 1999 inception date for the Medical Fund’s No Load Class shares.

Management
Investment Adviser.  Kinetics Asset Management LLC is the Medical Portfolio’s investment adviser.

Portfolio Managers.  The Medical Portfolio is managed by an investment team with Mr. Abel as the Portfolio Manager.   Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
B. Paul Abel	Portfolio Manager	17
Peter B. Doyle	Investment Team Member	17

Table of Contents - Prospectus Institutional Class
30

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Medical Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment for both regular accounts and IRAs is $1,000,000 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus Institutional Class
31

THE SMALL CAP OPPORTUNITIES FUND

Investment Objective
The investment objective of the Small Cap Opportunities Fund (the “Small Cap Fund”) is long-term growth of capital.  The Small Cap Fund is the sole “feeder fund” to The Small Cap Opportunities Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Fund.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		Institutional Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses		0.43%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	0.23%
Total Annual Fund Operating Expenses		1.68%
Less: Fee Waiver(2)		-0.24%
Net Annual Fund Operating Expenses		1.44%

(1)	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio.
(2)	Kinetics Asset Management LLC, the investment adviser to the Small Cap Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has contractually agreed to reimburse the Small Cap Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2017. In addition, the Investment Adviser to the Small Cap Portfolio has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.44%, excluding acquired fund fees and expenses (“AFFE”). These waivers and reimbursements are in effect until May 1, 2017, and may not be terminated without the approval of the Board.

Example. This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same (taking into account the expense limitations only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$147	$506	$890	$1,967

Portfolio Turnover.  The Small Cap Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Small Cap Portfolio’s, and therefore the Small Cap Fund’s, performance.  During the most recent fiscal year, the Small Cap Portfolio’s portfolio turnover rate was 2% of the average value of its portfolio.

Table of Contents - Prospectus Institutional Class
32

Principal Investment Strategy
The Small Cap Fund is a non-diversified fund that invests all of its investable assets in the Small Cap Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities.  The Small Cap Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment. The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those with market capitalizations at or below the highest market capitalization of a component security within the Russell 2000® Index.  The highest market capitalization of a company within the Russell 2000® Index was approximately $6.053 billion as of March 31, 2016.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio focuses on undervalued and special situation small capitalization equities that the Investment Adviser believes have the potential for rewarding long-term investment results.  Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria (e.g., companies that are selling below their perceived intrinsic value, have limited or no institutional ownership, have had short-term earnings shortfalls, have had a recent initial public offering (“IPO”) but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have modest price to earnings ratios). The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development.  Additionally, the Small Cap Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Small Cap Portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Small Cap Portfolio, and therefore the Small Cap Fund, is likely to decline in value and you could lose money on your investment.

Table of Contents - Prospectus Institutional Class
33

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s, and therefore the Small Cap Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Small-Capitalization Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-capitalization companies. Small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

»	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Small Cap Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»	Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Non-Diversification Risks: As a non-diversified investment company, the Small Cap Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio’s shares, and therefore the Small Cap Fund’s shares, more than shares of a more diversified mutual fund that holds more investments.

»	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Small Cap Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

»	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Small Cap Portfolio. These leveraged instruments may result in losses to the Small Cap Portfolio or may adversely affect the Small Cap Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Small Cap Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

»	Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Small Cap Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Small Cap Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Table of Contents - Prospectus Institutional Class
34

»	Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»	Special Situations Risks: The Small Cap Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Small Cap Portfolio, and therefore the Small Cap Fund.

»	Management Risks: There is no guarantee that the Small Cap Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.

»	IPO Risk: IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Who may want to invest?
The Small Cap Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Small Cap Fund’s returns.  The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis).  The table shows how the Small Cap Fund’s average annual returns, before and after taxes, compare with those of the Russell 2000® Index and the S&P 500® Index, which represent broad measures of market performance.  The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

Table of Contents - Prospectus Institutional Class
35

The Small Cap Fund – Institutional Class
Calendar Year Returns as of 12/31

Best Quarter:	2009	Q2	41.92%
Worst Quarter:	2008	Q4	-29.91%

The Small Cap Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns as of 12/31/2015
	1 Year	5 Years	10 Years	Since Inception (August 12, 2005)
The Small Cap Fund (KSCYX) Institutional
Return Before Taxes	-12.06%	7.47%	5.35%	5.47%
Return After Taxes on Distributions	-12.06%	7.41%	5.21%	5.32%
Return After Taxes on Distributions and Sale of Fund Shares	-6.83%	5.88%	4.26%	4.36%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	-4.41%	9.19%	6.80%	6.80%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.31%	7.25%

Management
Investment Adviser.  Kinetics Asset Management LLC is the Small Cap Portfolio’s investment adviser.

Portfolio Managers. The Small Cap Portfolio is managed by an investment team with Mr. Doyle, Mr. Stahl and Mr. Houk as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Table of Contents - Prospectus Institutional Class
36

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Co-Portfolio Manager	16
Murray Stahl	Co-Portfolio Manager	16
Matthew Houk	Co-Portfolio Manager	5
James Davolos	Investment Team Member	10

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Small Cap Opportunities Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment for both regular accounts and IRAs is $1,000,000 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus Institutional Class
37

THE MARKET OPPORTUNITIES FUND

Investment Objective
The investment objective of the Market Opportunities Fund is long-term growth of capital.  The Market Cap Opportunities Fund is the sole “feeder fund” to The Market Cap Opportunities Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Market Opportunities Fund.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		Institutional Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses		0.60%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	0.40%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.86%
Less: Fee Waiver(2)		-0.41%
Net Annual Fund Operating Expenses		1.45%

(1)	This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio. The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio.
(2)	Kinetics Asset Management LLC, the investment adviser to the Market Opportunities Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has contractually agreed to reimburse the Market Opportunities Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2017. In addition, the Investment Adviser to the Market Opportunities Portfolio has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.44%, excluding acquired fund fees and expenses (“AFFE”). These waivers and reimbursements are in effect until May 1, 2017, and may not be terminated without the approval of the Board.

Example.  This Example is intended to help you compare the cost of investing in the Market Opportunities Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Market Opportunities Fund’s operating expenses remain the same (taking into account the expense limitations only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$148	$545	$968	$2,146

Portfolio Turnover.  The Market Opportunities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, performance.  During the most recent fiscal year, the Market Opportunities Portfolio’s portfolio turnover rate was 2% of the average value of its portfolio.
Table of Contents - Prospectus Institutional Class
38

Principal Investment Strategy
The Market Opportunities Fund is a non-diversified fund that invests all of its investable assets in the Market Opportunities Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks  (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry.  Capital market companies include companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses. The Market Opportunities Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, derivative exchanges, and capital markets; companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies and companies in the gaming industry; and from companies that act as facilitators such as publicly traded expressways, airports, roads and railways.  Companies that experience operational scale from increased volume are similar to capital markets companies because they have greater fixed costs than variable costs, operating margins that rise once fixed costs are covered, and an ability to generate higher operating margins once fixed costs are covered (referred to as operating leverage).  High operating leverage describes a company’s ability to experience rising profit margins as revenues increase.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria.  The Investment Adviser seeks to invest in companies with high operating leverage that can expand capacity with negligible or limited associated costs.  Generally, high returns on equity, long product life cycles, high barriers to entry and certain degrees of financial gearing are necessary for this.  Financial gearing occurs with the use of loans and debt in companies where it is necessary to build capacity and infrastructure before operations can begin.  Additionally, the Market Opportunities Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Market Opportunities Portfolio.

Table of Contents - Prospectus Institutional Class
39

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Market Opportunities Fund, Market Opportunities Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Market Opportunities Portfolio, and therefore the Market Opportunities Fund, is likely to decline in value and you could lose money on your investment.

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Sector Emphasis Risks: The Market Opportunities Portfolio’s investments in the capital markets sector subjects it to the risks affecting that sector more than would a fund that invests in a wide variety of market sectors. For instance, companies in the capital markets sector may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in this sector. The Market Opportunities Portfolio’s investments in the gaming sector may be adversely affected by changes in economic conditions. The casino industry is particularly susceptible to economic conditions that negatively affect tourism. Casino and gaming companies are highly competitive, and new products, casino concepts and venues are competitive challenges to existing companies. In addition, gaming and related companies are highly regulated, and state and federal legislative changes can significantly impact profitability in those sectors.

»	Small and Medium-Size Company Risks: The Market Opportunities Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market Opportunities Portfolio’s assets.

»	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Market Opportunities Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»	Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Table of Contents - Prospectus Institutional Class
40

»	Non-Diversification Risks: As a non-diversified investment company, the Market Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio’s shares, and therefore the Market Opportunities Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Market Opportunities Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

»	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Market Opportunities Portfolio. These leveraged instruments may result in losses to the Market Opportunities Portfolio or may adversely affect the Market Opportunities Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Market Opportunities Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

»	Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Market Opportunities Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Market Opportunities Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»	Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»	Management Risks: There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market Opportunities Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Market Opportunities Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Table of Contents - Prospectus Institutional Class
41

Performance
The bar chart and table shown below illustrate the variability of the Market Opportunities Fund’s returns. The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities Fund’s performance from year to year (on a calendar year basis).  The table shows how the Market Opportunities Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI EAFE Index, which represent broad measures of market performance.  The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

The Market Opportunities Fund – Institutional Class
Calendar Year Returns as of 12/31

Best Quarter:	2009	Q2	30.82%
Worst Quarter:	2011	Q3	-13.95%

The Market Opportunities Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns as of 12/31/2015
	1 Year	5 Years	Since Inception (May 19, 2008)
The Market Opportunities Fund (KMKYX) Institutional
Return Before Taxes	-8.93%	6.64%	2.80%
Return After Taxes on Distributions	-8.93%	6.52%	2.59%
Return After Taxes on Distributions and Sale of Fund Shares	-5.06%	5.23%	2.21%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.15%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	-0.81%	3.60%	-0.47%

Management
Investment Adviser.  Kinetics Asset Management LLC is the Market Opportunities Portfolio’s investment adviser.

Table of Contents - Prospectus Institutional Class
42

Portfolio Managers.  The Market Opportunities Portfolio is managed by an investment team with Mr. Doyle and Mr. Stahl as the Co-Portfolio Managers.   Each investment team member serves as a research analyst.

Table of Contents - Prospectus Institutional Class
43

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Co-Portfolio Manager	10
Murray Stahl	Co-Portfolio Manager	10
Eric Sites	Investment Team Member	5
James Davolos	Investment Team Member	10

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Market Opportunities Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment for both regular accounts and IRAs is $1,000,000 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus Institutional Class
44

THE MULTI-DISCIPLINARY INCOME FUND

Investment Objectives
The investment objective of the Multi-Disciplinary Income Fund (formerly, the Multi-Disciplinary Fund) is total return.  The Multi-Disciplinary Income Fund is the sole “feeder fund” to The Multi-Disciplinary Income Portfolio (formerly, the Multi-Disciplinary Portfolio), a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Multi-Disciplinary Income Fund.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for less than 30 days, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		Institutional Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses)		0.49%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	0.29%
Acquired Fund Fees and Expenses		0.18%
Total Annual Fund Operating Expenses(2)		1.92%
Less: Fee Waiver(3)		-0.45%
Net Annual Fund Operating Expenses		1.47%

(1)	This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Income Fund and the Multi-Disciplinary Income Portfolio. The management fees paid by the Multi-Disciplinary Income Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Income Fund from the Multi-Disciplinary Income Portfolio.
(2)	Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus which reflects the Multi-Disciplinary Income Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).
(3)	Kinetics Asset Management LLC, the investment adviser to the Multi-Disciplinary Income Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has contractually agreed to reimburse the Multi-Disciplinary Income Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2017. In addition, the Investment Adviser to the Multi-Disciplinary Income Portfolio has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.29%, excluding AFFE and interest expense on securities sold short. These waivers and reimbursements are in effect until May 1, 2017, and may not be terminated without the approval of the Board.

Example.  This Example is intended to help you compare the cost of investing in the Multi-Disciplinary Income Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Multi-Disciplinary Income Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Multi-Disciplinary Income Fund’s operating expenses remain the same (taking into account the expense limitations only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Income Fund would be:

Table of Contents - Prospectus Institutional Class
45

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$150	$559	$995	$2,207

Portfolio Turnover.  The Multi-Disciplinary Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Multi-Disciplinary Income Portfolio’s, and therefore the Multi-Disciplinary Income Fund’s, performance.  During the most recent fiscal year, the Multi-Disciplinary Income Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategy
The Multi-Disciplinary Income Fund is a diversified fund that invests all of its investable assets in the Multi-Disciplinary Income Portfolio, a series of Kinetics Portfolios Trust. “Total Return” sought by the Multi-Disciplinary Income Portfolio consists of income earned on the Multi-Disciplinary Income Portfolio’s investments, plus capital appreciation. The Multi-Disciplinary Income Portfolio utilizes a two-part investment strategy, which includes fixed-income components, including fixed-income exchange-traded funds (“ETFs”), and derivatives components.  Under normal circumstances, the Multi-Disciplinary Income Portfolio will invest at least 65% of its net assets in fixed-income securities, derivatives and cash or cash equivalents committed as collateral for written option contracts.

There is no limit on the amount of assets the Multi-Disciplinary Income Portfolio may invest in fixed-income securities.  For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers, including emerging markets issuers.  Corporate bonds held by the Multi-Disciplinary Income Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years.  However, there is no limit as to the maturities or credit ratings associated with such bonds.  The Multi-Disciplinary Income Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries.  The Multi-Disciplinary Income Portfolio may invest up to 100% of its assets in debt securities that are rated below investment grade (“junk” bonds) and up to 5% of its total assets in defaulted junk bonds. The Multi-Disciplinary Income Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Multi-Disciplinary Income Portfolio may invest up to 100% of its total assets in selling equity put options.  The Multi-Disciplinary Income Portfolio may also invest more than 5% in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return.  The Multi-Disciplinary Income Portfolio may also buy puts on specific underlying equity securities that are traded on a national securities exchange.  The Multi-Disciplinary Income Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid.  In connection with the Multi-Disciplinary Income Portfolio’s positions in derivatives, the Multi-Disciplinary Income Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable U.S. Securities and Exchange Commission (“SEC”) requirements.

The Investment Adviser uses a bottom-up approach in managing the Multi-Disciplinary Income Fund, which means that the focus is on the analysis of individual securities.  By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company’s current valuation and earning potential and assesses the company’s competitive positioning.  The bonds purchased in the Multi-Disciplinary Income Portfolio are selected from the same universe of companies that the Investment Adviser uses for equity investments.  All of the same characteristics apply, however, in the Multi-Disciplinary Income Portfolio option premiums are also considered.  Additionally, the Multi-Disciplinary Income Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

Table of Contents - Prospectus Institutional Class
46

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade Multi-Disciplinary Income Portfolio securities.

Principal Investment Risks
The Multi-Disciplinary Income Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Multi-Disciplinary Income Fund, and indirectly the Multi-Disciplinary Income Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Multi-Disciplinary Income Fund, Multi-Disciplinary Income Portfolio and your investment.

»	Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»	Credit Default Swap Agreement Risks. The Fund may enter into credit default swap agreements as a “buyer” or “seller” of credit protection on liquid credit indices. In instances where the Fund is a protection seller (receives a periodic fee over the life of the contract in return for the obligation to compensate the protection buyer for loss), the Fund will assume the risks associated with credit deterioration (spread widening) as well as default risk. In the event of default, the Fund is obligated to pay the buyer of credit protection the notional value of the swap less the recovery rate on the reference asset.

»	Derivatives Risks: The Multi-Disciplinary Income Portfolio’s investments in futures, options and swaps and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Multi-Disciplinary Income Portfolio. To the extent the Multi-Disciplinary Income Portfolio segregates assets to cover derivatives positions, the Multi-Disciplinary Income Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Multi-Disciplinary Income Portfolio properly in a manner consistent with its stated investment objective.

»	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Multi-Disciplinary Income Portfolio. These leveraged instruments may result in losses to the Multi-Disciplinary Income Portfolio or may adversely affect the Multi-Disciplinary Income Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Multi-Disciplinary Income Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

»	Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Multi-Disciplinary Income Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Multi-Disciplinary Income Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Table of Contents - Prospectus Institutional Class
47

»	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Income Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

»	Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Multi-Disciplinary Income Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

»	Security Selection Risks: The Multi-Disciplinary Income Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Multi-Disciplinary Income Portfolio’s, and therefore the Multi-Disciplinary Income Fund’s, investment objective.

»	Liquidity Risks: The Multi-Disciplinary Income Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Multi-Disciplinary Income Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

»	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Multi-Disciplinary Income Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»	Foreign Securities Risks: The Multi-Disciplinary Income Portfolio may invest directly in foreign debt securities or in U.S. dollar-denominated foreign debt securities through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

Table of Contents - Prospectus Institutional Class
48

»	Management Risks: There is no guarantee that the Multi-Disciplinary Income Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Multi-Disciplinary Income Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Multi-Disciplinary Income Fund may be appropriate for investors who:

»	wish to diversify their portfolios;

»	wish to generate income and capital;

»	wish to invest for the long-term; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Multi-Disciplinary Income Fund’s returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Income Fund by showing the changes in the Multi-Disciplinary Income Fund’s performance from year to year (on a calendar year basis).  The table shows how the Multi-Disciplinary Income Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the Barclays U.S. Aggregate Bond Index and Barclays U.S. Corporate High Yield Bond Index, which represent broad measures of market performance.  The past performance of the Multi-Disciplinary Income Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Income Fund or the Multi-Disciplinary Income Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

The Multi-Disciplinary Income Fund – Institutional Class
Calendar Year Returns as of 12/31

Best Quarter:	2012	Q1	10.55%
Worst Quarter:	2011	Q3	-12.27%

The Multi-Disciplinary Income Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Table of Contents - Prospectus Institutional Class
49

Average Annual Total Returns as of 12/31/2015
	1 Year	5 Years	Since Inception (February 11, 2008)
The Multi-Disciplinary Income Fund (KMDYX) Institutional
Return Before Taxes	-1.96%	4.07%	4.38%
Return After Taxes on Distributions	-3.04%	2.34%	2.88%
Return After Taxes on Distributions and Sale of Fund Shares	-1.10%	2.44%	2.81%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	0.55%	3.25%	4.07%
Barclays U.S. Corporate High Yield Bond Index (reflects no deductions for fees, expenses or taxes)	-4.47%	5.04%	7.47%

Management
Investment Adviser.  Kinetics Asset Management LLC is the Multi-Disciplinary Income Portfolio’s investment adviser.

Portfolio Managers.  The Multi-Disciplinary Income Portfolio is managed by an investment team with Mr. Stahl and Mr. Houk as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Investment Team Member	8
Murray Stahl	Co-Portfolio Manager	8
Matthew Houk	Co-Portfolio Manager	N/A
Steven Tuen	Investment Team Member	N/A

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Multi-Disciplinary Income Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment for both regular accounts and IRAs is $1,000,000 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus Institutional Class
50

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

THE ALTERNATIVE INCOME FUND

The Alternative Income Portfolio’s option strategy focuses on the use of options on market indexes, exchange-traded funds or companies in order to seek current income and gains. The options considered for investment are determined by fundamental analysis review by the Investment Adviser’s Research team, including but not limited to valuation, credit analysis and earnings quality.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold.  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, currency or other instrument at the exercise price.  A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

The put options that the Alternative Income Portfolio writes or purchases on specific underlying equity securities are generally traded on a national securities exchange.  By writing put options, the Alternative Income Portfolio receives income in the form of cash premiums from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Alternative Income Portfolio.  The Alternative Income Portfolio is not expected to make a cash payment if the prevailing market value of the underlying equity securities on an expiration date exceeds the exercise price of the put option that the Alternative Income Portfolio has written.

The Alternative Income Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, which may persist for extended periods of time, the Alternative Income Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Alternative Income Portfolio engages in a temporary defensive strategy, particularly for prolonged periods of time, the Alternative Income Portfolio, and therefore the Alternative Income Fund, may not achieve its investment objective.

Fund Structure
The Alternative Income Portfolio has an investment objective identical to that of the Alternative Income Fund.  The Alternative Income Fund may withdraw its investment from the Alternative Income Portfolio at any time if the Board of Directors of Kinetics Mutual Funds, Inc. (the “Company”) determines that it is in the best interests of the Alternative Income Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Alternative Income Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Alternative Income Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Alternative Income Fund’s assets directly.

Table of Contents - Prospectus Institutional Class
51

THE INTERNET FUND

The Investment Adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike.  The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Internet Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet.  Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, they meet the Internet Portfolio’s investment criteria. Also, such companies’ core business may not be primarily Internet-related. Such companies include, but are not limited to, the following:

»	Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

»	Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

»	Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

»	Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

»	Internet Service Providers: Companies that provide users with access to the Internet.

»	Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

»	Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

»	E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

»	Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

»	Other Companies: Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

The Internet Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Table of Contents - Prospectus Institutional Class
52

Temporary Investments
To respond to adverse market, economic, political or other conditions, which may persist for extended periods of time, the Internet Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Internet Portfolio engages in a temporary defensive strategy, particularly for prolonged periods of time, the Internet Portfolio, and therefore the Internet Fund, may not achieve its investment objective.

Fund Structure
The Internet Portfolio has an investment objective identical to that of the Internet Fund.  The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Internet Fund’s assets directly.

THE GLOBAL FUND

The Global Portfolio securities selected by the Investment Adviser generally will be those of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and those of U.S. companies that benefit from international economic growth.  An increase in growth may occur by entry into new distribution channels, through an ability to leverage brand identity, and by improvement in the underlying cost/profitability dynamics of the business.  Accordingly, the Global Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Global Portfolio’s investment criteria.  Such companies include, but are not limited to, the following:

»	Infrastructure: Companies that hold equity stakes in or are involved in building, owning or operating infrastructure assets including electric generation and transmission, airports, toll roads, railways, ports, etc.

»	Energy: Companies that explore for, finance, produce, market or distribute energy-oriented products and services, including oil and natural gas, coal and alternate energy sources.

»	Utilities: Companies and industries such as gas, electric and telephone.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Real Estate Development: Companies that provide commercial real estate property and services.

»	Business Services: Companies that provide business-to-business products and services.

»	Healthcare: Companies and industries such as pharmaceuticals, healthcare services, contracting services, hospitals, medical devices, medical equipment, etc.

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Travel & Leisure: Companies that provide transportation and recreational services.

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

Table of Contents - Prospectus Institutional Class
53

The Global Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

The Global Portfolio may also invest in participatory notes. Participatory notes (commonly known as “P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

Temporary Investments

To respond to adverse market, economic, political or other conditions, which may persist for extended periods of time, the Global Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Global Portfolio engages in a temporary defensive strategy, particularly for prolonged periods of time, the Global Portfolio, and therefore the Global Fund, may not achieve its investment objective.

Fund Structure

The Global Portfolio has an investment objective identical to that of the Global Fund.  The Global Fund may withdraw its investment from the Global Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Global Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Global Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Global Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Global Fund’s assets directly.

THE PARADIGM FUND

The Paradigm Portfolio’s securities will be selected by the Investment Adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Paradigm Portfolio’s investment criteria.  Accordingly, the Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  Such companies include, but are not limited to, the following:

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Real Estate Development: Companies that provide commercial real estate property and services.

»	Business Services: Companies that provide business-to-business products and services.

Table of Contents - Prospectus Institutional Class
54

»	Travel & Leisure: Companies that provide transportation and recreational services.

»	Utilities: Companies and industries such as gas, electric and telephone.
The Paradigm Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, which may persist for extended periods of time, the Paradigm Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Paradigm Portfolio engages in a temporary defensive strategy, particularly for prolonged periods of time, the Paradigm Portfolio, and therefore the Paradigm Fund, may not achieve its investment objective.

Fund Structure
The Paradigm Portfolio has an investment objective identical to that of the Paradigm Fund.  The Paradigm Fund may withdraw its investment from the Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Paradigm Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Paradigm Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Paradigm Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Paradigm Fund’s assets directly.

THE MEDICAL FUND

The Medical Portfolio’s Investment Adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities.  Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Medical Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the medical industry generally, including, among others, companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Medical Portfolio’s investment criteria.  Such companies include, but are not limited to, the following:

»	Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

»	Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

»	Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

»	Biotech & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

Table of Contents - Prospectus Institutional Class
55

The Medical Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.
Temporary Investments
To respond to adverse market, economic, political or other conditions, which may persist for extended periods of time, the Medical Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Medical Portfolio engages in a temporary defensive strategy, particularly for prolonged periods of time, the Medical Portfolio, and therefore the Medical Fund, may not achieve its investment objective.

Fund Structure
The Medical Portfolio has an investment objective identical to that of the Medical Fund.  The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Medical Fund’s assets directly.

THE SMALL CAP OPPORTUNITIES FUND

The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those with market capitalizations at or below the highest market capitalization of a component security within the Russell 2000® Index.  The highest market capitalization of a company within the Russell 2000® Index was approximately $6.053 billion as of March 31, 2016.  The Investment Adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have little or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria.  Such companies include, but are not limited to, the following:

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Manufacturing and Consumer Products: Companies that manufacture and distribute products to retail outlets.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Small Cap Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Table of Contents - Prospectus Institutional Class
56

Temporary Investments
To respond to adverse market, economic, political or other conditions, which may persist for extended periods of time, the Small Cap Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Small Cap Portfolio engages in a temporary defensive strategy, particularly for prolonged periods of time, the Small Cap Portfolio, and therefore the Small Cap Fund, may not achieve its investment objective.

Fund Structure
The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund.  The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Small Cap Fund’s assets directly.

THE MARKET OPPORTUNITIES FUND

Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, derivative exchanges, capital markets and companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies, publicly traded expressways, airports, roads and railways, or from companies in the gaming industry.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria.  The Investment Adviser selects portfolio securities by, among other things, evaluating a company’s balance sheets, corporate revenues, earnings and dividends.  Such companies include, but are not limited to, the following:

»	Exchanges: Companies that are organized as public exchanges where debt and equity securities are traded, including derivative exchanges.

»	Financial Services: Companies that engage in financial service transactions relating to capital markets such as banking, credit cards and investment services.

»	Business Services: Companies that provide business-to-business products and services involving capital markets or the gaming industry.

»	Gaming: Companies engaged in casino entertainment, including casino resorts and other leisure activities.

Other leisure activities are defined as those activities that individuals engage in for entertainment, enjoyment and pleasure, which may take place at casinos.  Additionally, a substantial aspect of the operations of gaming companies is the operation of casino resorts, which includes, but is not limited to lodging, amenities and recreational activities.

Although the Market Opportunities Portfolio intends to focus its investments in the capital markets and gaming sectors, the Market Opportunities Portfolio may also purchase the securities of companies such as auction houses and payroll and other processing companies, that, due to the fixed costs of their operations, benefit from an increase in the volume of sales/transactions.

Table of Contents - Prospectus Institutional Class
57

The Market Opportunities Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, which may persist for extended periods of time, the Market Opportunities Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Market Opportunities Portfolio engages in a temporary defensive strategy, particularly for prolonged periods of time, the Market Opportunities Portfolio, and therefore the Market Opportunities Fund, may not achieve its investment objective.

Fund Structure
The Market Opportunities Portfolio has an investment objective identical to that of the Market Opportunities Fund.  The Market Opportunities Fund may withdraw its investment from the Market Opportunities Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Market Opportunities Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Market Opportunities Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Market Opportunities Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Market Opportunities Fund’s assets directly.

THE MULTI-DISCIPLINARY INCOME FUND

The Multi-Disciplinary Income Portfolio’s option strategy component focuses on the use of options on companies that the Investment Adviser believes have unique business attributes and/or long-term unique fundamental business characteristics.  The companies considered by the Investment Adviser for various option strategies undergo a fundamental analysis review by the Investment Adviser’s research team, including but not limited to valuation, credit analysis, and earnings quality.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold.  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, currency or other instrument at the exercise price.  A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

The put options that the Multi-Disciplinary Income Portfolio writes or purchases on specific underlying equity securities are generally traded on a national securities exchange.  By writing put options, the Multi-Disciplinary Income Portfolio receives income in the form of cash premiums from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Multi-Disciplinary Income Portfolio.   The Multi-Disciplinary Income Portfolio is not expected to make a cash payment if the prevailing market value of the underlying equity securities on an expiration date exceeds the strike price of the put option that the Multi-Disciplinary Income Portfolio has written.

The Multi-Disciplinary Income Portfolio may hold equity securities in limited circumstances.  For example, a position will result if put options are exercised against the Multi-Disciplinary Income Portfolio, in connection with a corporate restructuring of an issuer or convertible securities. However, the Multi-Disciplinary Income Portfolio will not invest directly in equity securities.

Table of Contents - Prospectus Institutional Class
58

There are no limitations on the amount that the Multi-Disciplinary Income Portfolio may invest or hold in any single issuer; however, the Multi-Disciplinary Income Portfolio currently intends to limit its investments at the time of purchase to 10% of the Multi-Disciplinary Income Portfolio’s assets in any single position.

Temporary Investments
To respond to adverse market, economic, political or other conditions, which may persist for extended periods of time, the Multi-Disciplinary Income Portfolio may invest up to 100% of its assets in high quality, U.S. short-term debt securities and money market instruments. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.  To the extent that the Multi-Disciplinary Income Portfolio engages in a temporary defensive strategy, particularly for prolonged periods of time, the Multi-Disciplinary Income Portfolio, and therefore the Multi-Disciplinary Income Fund, may not achieve its investment objective.

Fund Structure
The Multi-Disciplinary Income Portfolio has an investment objective identical to that of the Multi-Disciplinary Income Fund.  The Multi-Disciplinary Income Fund may withdraw its investment from the Multi-Disciplinary Income Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Multi-Disciplinary Income Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Multi-Disciplinary Income Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Multi-Disciplinary Income Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Multi-Disciplinary Income Fund’s assets directly.

Additional Information About the Risks of Investing in Each of the Funds

The principal risks of investing in each Fund are described previously in each Fund’s summary section of this Prospectus.  This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds.

Additional Detail of Certain Primary Risks
Derivatives Risk
Each Portfolio may invest in derivatives such as options.  The successful use of these investment practices depends on the Investment Adviser’s ability to forecast stock price movements correctly.  Should stock prices move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used.  Unlike many exchange-traded options, there are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue for an unlimited extent over a period of time.  In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

A Portfolio’s ability to dispose of its positions in options, depends on the availability of liquid markets in such instruments.  Markets in options with respect to a number of types of securities are relatively new and still developing.  It is impossible to predict the amount of trading interest that may exist in various types of options.  If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) a Portfolio may not be able to sell portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, upon exercise. Therefore, no assurance can be given that a Portfolio will be able to utilize these instruments effectively.  In addition, the ability to engage in options transactions may be limited by tax considerations and the use of certain hedging activities may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

Table of Contents - Prospectus Institutional Class
59

The Paradigm Portfolio may enter into futures contracts in U.S. domestic markets or on exchanges located outside of the U.S. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the U.S.  Foreign markets, however, may have greater risk potential than domestic markets.  For example, some foreign exchanges are principal markets, so that no common clearing facility exists and that an investor may look only to the broker or counter-party for the performance of the contract.  Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, including the Portfolios.  If the proposed rule is adopted and goes into effect, it could require modifications to the Portfolios’ and the Funds’ investment strategies and use of derivatives.

Foreign Securities
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments.  However, foreign securities may be substantially riskier than U.S. investments.  The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.  Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade.  These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.  A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances.  Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation.  Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid.  Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries.  Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Exchange-Traded Funds (ETFs)
ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, a passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Conversely, actively-managed ETFs seek an investment objective by investing in a basket of securities based on the investment strategy and discretion of the ETF’s adviser.  A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk.  As a shareholder in an ETF, a Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Table of Contents - Prospectus Institutional Class
60

Leveraging Risk
A Portfolio’s use of derivative instruments will have the economic effect of financial leverage. The use of leverage by the Investment Adviser may increase the volatility of a Portfolio. These leveraged instruments may result in losses to a Portfolio or may adversely affect a Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. A Portfolio may also use borrowed funds to create leverage. Although the use of leverage by a Portfolio may create an opportunity for increased return, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on the securities and instruments purchased with leverage proceeds are greater than the cost of the leverage, a Portfolio’s return will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and instruments purchased with such proceeds does not cover the cost of leverage, a Portfolio’s return will be less than if leverage had not been used. In the event of a sudden, precipitous drop in value of a Portfolio’s assets, the Portfolio may not be able to liquidate assets quickly enough to pay off its borrowing. Using this investment technique may adversely affect a Portfolio’s NAV or total return.

To limit leverage risk, a Portfolio will segregate assets determined by the Investment Adviser to be liquid in accordance with procedures established by the Board of Trustees, or, when permissible, enter into offsetting transactions, to cover its obligations resulting from its use of derivative instruments. Securities held in a segregated account cannot be sold while the derivative is outstanding, unless they are replaced with other suitable assets. As a result, it is possible that segregating a large percentage of a Portfolio’s assets could impede portfolio management or its ability to meet redemption requests or other current obligations.

Other Investment Companies
Under Sections 12(d)(l)(A) and (B) of the 1940 Act, each Portfolio may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual fund, including closed-end fund), but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Portfolio if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Portfolio; and (ii) the Portfolio has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1½% percent.  An investment company that issues shares to a Portfolio pursuant to paragraph 12(d)(l)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.  Each Portfolio (or the Adviser acting on behalf of a Portfolio) must comply with the following voting restrictions: when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security.  Because other investment companies employ an investment adviser, such investments by each Portfolio may cause shareholders to bear duplicate fees.
Each Portfolio may rely on SEC orders that permit them to invest in certain investment companies beyond the limits contained in the 1940 Act, subject to certain terms and conditions.  Generally, these terms and conditions require the Trust’s Board of Trustees to approve policies and procedures relating to certain of a Portfolio’s investments in investment companies.  These policies and procedures require, among other things, that (i) the Investment Adviser conducts a Portfolio’s investment in investment companies without regard to any consideration received by the Portfolio or any of its affiliated persons and (ii) the Investment Adviser certifies to the Trust’s Board of Trustees quarterly that it has not received any consideration in connection with an investment by a Portfolio in an investment companies, or if it has, the amount and purpose of the consideration will be reported to the Trust’s Board of Trustees and an equivalent amount of advisory fees shall be waived by the Investment Adviser.

Table of Contents - Prospectus Institutional Class
61

Among other things, each Portfolio may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Portfolio.

Information Regarding Secondary Risks
Risks of Investing in Mutual Funds—All Funds
All mutual funds carry risks that may cause you to lose money on your investment in one or more of the Funds.  In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund’s investment in a Portfolio.  The following describes the primary risks to each Fund that invests in its corresponding Portfolio due to each Portfolio’s specific investment objective and strategies.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved.

Market Risks—All Funds
The NAV of each Portfolio will fluctuate based on changes in the value of its underlying portfolio.  The stock market is generally susceptible to volatile fluctuations in market price.  Market prices of securities in which each Portfolio invests may be adversely affected by an issuer’s having experienced losses or lack of earnings, or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer.  The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market.  Under any of these circumstances, the value of each Portfolio’s shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.

Portfolio Turnover Risks—All Funds
Under certain circumstances a Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held.  This strategy often calls for frequent trading of a Portfolio’s securities in order to take advantage of anticipated changes in market conditions.  Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses.  Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to shareholders.  If a Portfolio realizes capital gains when it sells its portfolio investments, owners of the Portfolio will be taxable on the capital gains on a flow through basis.  For more information see the heading “Taxes”.  The trading costs and tax effects associated with such portfolio turnover may adversely affect a Portfolio’s performance under these circumstances, and large movements of assets into and out of a Portfolio may negatively impact such Portfolio’s ability to achieve its investment objective or maintain its current level of operating expenses.

Table of Contents - Prospectus Institutional Class
62

Internet Industry Concentration Risks—The Internet Fund
The value of the Internet Portfolio’s shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry.  Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries.  Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies.  These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence.  The occurrence of any of these factors, individually or collectively, may adversely affect the value of the Internet Portfolio’s shares and your investment in the Internet Fund.

Table of Contents - Prospectus Institutional Class
63

Medical Research Industry Concentration Risks—The Medical Fund
Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries.  Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances.  Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.

Securities Lending Risks—All Funds
Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted).  Cash collateral may be invested by a Portfolio in short-term investments, including repurchase agreements and money market funds that meet the requirements of Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations.  These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral.  In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays.  To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio would suffer a loss if forced to sell such collateral in this manner.  In addition, invested collateral will be subject to market depreciation or appreciation, and a Portfolio will be responsible for any loss that might result from its investment of the collateral.

Non-Diversification Risks—All Funds except the Alternative Income Fund, Global Fund and the Multi-Disciplinary Income Fund
Each Portfolio, except the Alternative Income Fund, the Global Portfolio and the Multi-Disciplinary Income Portfolio, and each Fund, except the Alternative Income Fund, the Global Fund and the Multi-Disciplinary Income Fund, is a non-diversified fund and therefore may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments.

Risks of Investment in Small and Medium-Size Companies—All Funds except the Alternative Income Fund and the Multi-Disciplinary Income Fund
Each Portfolio (other than the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio) may invest in small or medium-size companies.  Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less).  The market prices of the securities of such companies tend to be more volatile than those of larger companies.  Further, these securities tend to trade at a lower volume than those of larger, more established companies.  If a Portfolio is heavily invested in these securities and the value of these securities suddenly declines, the NAV of that Portfolio and your investment in a corresponding Fund will be more susceptible to significant losses.

Portfolio Borrowing Risks—All Funds
Each Portfolio may leverage its assets, subject to the provisions of the 1940 Act, to fund investment activities or to achieve higher returns.  Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests.  To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so.  In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in a corresponding Fund.

Table of Contents - Prospectus Institutional Class
64

Futures Risks—All Funds
There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Portfolio and the prices of futures; (3) there may not be a liquid secondary market for a futures contract; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts.

Risks of Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities—All Funds
Investments in debt securities pose different risks than investments in equity securities.  The value of fixed income securities generally will fall if interest rates rise and generally will rise if interest rates fall.  The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions.  These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations.  Fixed-income securities having longer maturities involve greater risk of fluctuations in value.  The longer the duration of a bond, the more a change in interest rates affects the bond’s price.  Short-term and long-term interest rates may not move the same amount and may not move in the same direction.  It is likely there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, including falling market values and reduced liquidity.  Substantial redemptions from bond and other income funds may worsen that impact.  Other types of securities also may be adversely affected from an increase in interest rates.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.  These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Risks of Credit Default Swap Agreements—The Multi-Disciplinary Income Portfolio
The Multi-Disciplinary Income Portfolio may enter into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Multi-Disciplinary Income Portfolio may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified issuer. The Multi-Disciplinary Income Portfolio may enter into credit default swaps, both directly (“unfunded swaps”) and indirectly (“funded swaps”) in the form of a swap embedded within a structured note, to protect against the risk that a seller will default, with large well-known Wall Street firms or other firms that pass the Investment Adviser’s credit review. Unfunded and funded credit default swaps may refer to a single security or a basket of securities.  The Multi-Disciplinary Income Portfolio may engage in credit default swap transactions for the purpose of hedging the Portfolio against anticipated market trends or to enhance the value of the Portfolio through the anticipated capital appreciation of the swap investment.  In no event will the Multi-Disciplinary Income Portfolio’s use of credit default swaps exceed the Portfolio’s limits as it relates to leverage or directional exposure.

Table of Contents - Prospectus Institutional Class
65

If the Multi-Disciplinary Income Portfolio buys credit protection using a credit default swap and a credit event occurs, the Portfolio will deliver the defaulted bonds underlying the swap and the swap counterparty will pay the par amount of the bonds. If the Multi-Disciplinary Income Portfolio sells credit protection using a credit default swap and a credit event occurs, the Portfolio will pay the par amount of the defaulted bonds underlying the swap and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bonds, and the fixed payments are then made on the reduced notional amount. If the Multi-Disciplinary Income Portfolio buys protection on a corporate issue, the Portfolio must own that corporate issue. However, if the Multi-Disciplinary Income Portfolio buys protection on sovereign debt, the Portfolio may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Investment Adviser determines is closely correlated as an inexact bona fide hedge.

Risks of credit default swaps include counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Multi-Disciplinary Income Portfolio will not properly assess the cost of the instrument based on the lack of transparency in the market.  If the Multi-Disciplinary Income Portfolio is selling credit protection, there is a risk that a credit event will occur and that the Portfolio will have to pay par value on defaulted bonds. If the Multi-Disciplinary Income Portfolio is buying credit protection, there is a risk that no credit event will occur and the Portfolio will receive no benefit for the premium paid. In addition, if the Multi-Disciplinary Income Portfolio is buying credit protection and a credit event does occur, there is a risk when the Portfolio does not own the underlying security, that the Portfolio will have difficulty acquiring the bond on the open market and may receive adverse pricing.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).  The use of credit default swaps may be limited by the Portfolio’s limitations on illiquid investments.

Risks of Swap Transactions (Interest Rate, Total Rate of Return, and Currency)—The Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio
The Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return. These instruments are privately negotiated over-the-counter derivative products. A great deal of flexibility is possible in the way these instruments are structured.  Interest rate swaps involve the exchange by the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.  The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. The Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio also may enter into currency swaps, which involve the exchange of the rights of a Portfolio and another party to make or receive payments in specific currencies.

Some transactions, such as interest rate swaps and total rate of return swaps, are entered into on a net basis, i.e., the two payment streams are netted out, with the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio receiving or paying, as the case may be, only the net amount of the two payments.  If the other party to such a transaction defaults, the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio’s risk of loss consists of the net amount of payments that the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio is contractually entitled to receive, if any.  In contrast, other transactions involve the payment of the gross amount owed.  For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Alternative Income Portfolio, the Multi-Disciplinary Income Portfolio and the Investment Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio’s borrowing restrictions.

Table of Contents - Prospectus Institutional Class
66

The Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio will not enter into a total rate of return, currency or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody’s or a comparable rating from another organization that is recognized as an nationally recognized statistical rating organization (NRSRO) or, if unrated by such rating organization, is determined to be of comparable quality by the Investment Adviser.  If there is a default by the other party to such transaction, the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio will have contractual remedies pursuant to the agreements related to the transaction.  The use of interest rate, total rate of return, and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecast of market values, interest rates and currency exchange rates, the investment performance of the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio would be less favorable than it would have been if this investment technique were not used.  To the extent swap transactions are not deemed liquid, swap transactions are limited to 15% of total assets (together with other illiquid securities).

IPO Risk—Small Cap Fund
IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading and limited operating history and/or information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  In addition, the limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of those shares without an unfavorable impact on the prevailing prices.  In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors.  Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income or the near-term prospects of them.  Many IPOs are by small- or micro-cap companies that are undercapitalized.

Portfolio Holdings Information
A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI.  Currently, disclosure of the Portfolios’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q (first and third quarters).  The annual and semi-annual reports are available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828. In addition, the Company may publish on its webpage (www.kineticsfunds.com) month-end (a) top twenty portfolio holdings of each Portfolio and the percentage that each holding represents of the Portfolio’s net assets, (b) top five performing and bottom five performing portfolio holdings of each Portfolio, and (c) for Portfolios that primarily invest in derivatives, cash and fixed income instruments, the top ten (10) derivative and top ten (10) fixed income holdings, along with their respective percentage of net assets in each Portfolio, in all cases no earlier than twenty calendar days after the end of each calendar month.  This information will be available on the website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

Table of Contents - Prospectus Institutional Class
67

Management of the Funds and the Portfolios

Investment Adviser
Each Portfolio’s investment adviser is Kinetics Asset Management LLC (“Kinetics” or the “Investment Adviser”), 470 Park Avenue South New York, New York 10016.  Founded in 1996, the Investment Adviser provides investment advisory services to a family of eight mutual funds with discretionary management authority over approximately $2.452 billion in assets as of March 31, 2016.  The Investment Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC.

The Investment Adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio.  The Investment Adviser is entitled to receive an annual fee from each Portfolio, other than the Alternative Income Portfolio, for its services of 1.25% of each Portfolio’s average daily net assets.  The Investment Adviser is entitled to receive an annual fee from the Alternative Income Portfolio for its services of 0.90% of the Portfolio’s average daily net assets.  However, as a result of fee waivers for certain Funds, the advisory fees paid to the Investment Adviser for the fiscal year ended December 31, 2015, were as follows:

Advisory Fees (as a percentage of average net assets)
Alternative Income Fund	0.11%
Internet Fund	1.25%
Global Fund	0.00%
Paradigm Fund	1.18%
Medical Fund	0.65%
Small Cap Opportunities Fund	1.16%
Market Opportunities Fund	0.99%
Multi-Disciplinary Income Fund	0.95%

Horizon Asset Management LLC (“Horizon”), a wholly-owned subsidiary of Horizon Kinetics LLC, is a registered investment adviser with discretionary management authority over approximately $5.960 billion as of March 31, 2016.

A discussion regarding the basis of the Kinetics Portfolio Trust’s (the “Trust”) Board of Trustees’ approval of the investment advisory agreement for each Portfolio is available in the Company’s semi-annual report to shareholders for the period ended June 30, 2015.

Kinetics, as the Investment Adviser to each Portfolio, is engaged in a broad range of portfolio management, portfolio advisory and other business activities.  Their services are not exclusive to the Portfolios and nothing prevents them, or any affiliates, from providing similar services to other investment funds and other clients (whether or not their investment objectives, strategies, or criteria are similar to those of a Portfolio) or from engaging in other activities.

Table of Contents - Prospectus Institutional Class
68

Members of the Investment Team
Murray Stahl is the Chief Investment Officer for Horizon Kinetics LLC, the parent company to the Investment Adviser and Horizon, and generally oversees the management of each Portfolio’s investment team.  The following persons are members of an investment team: Peter B. Doyle, Murray Stahl, B. Paul Abel, Steven Tuen, James Davolos, Matthew Houk, and Eric Sites.  Each person’s role varies from Portfolio to Portfolio as indicated in the table below.  Each investment team member is an employee of the Investment Adviser.

The Portfolio Manager(s) of a Portfolio are responsible for the day-to-day management of the applicable Portfolio.  Each investment team member serves as a research analyst.  While the investment team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with the Portfolio’s Portfolio Manager(s).

	The Alternative Income Portfolio	The Internet Portfolio	The Global Portfolio	The Paradigm Portfolio	The Medical Portfolio	The Small Cap Opportunities Portfolio	The Market Opportunities Portfolio	The Multi-Disciplinary Income Portfolio
Peter B. Doyle	Investment Team Member	Co-Portfolio Manager	Investment Team Member	Co-Portfolio Manager	Investment Team Member	Co-Portfolio Manager	Co-Portfolio Manager	Investment Team Member
B. Paul Abel	N/A	N/A	N/A	N/A	Portfolio Manager	N/A	N/A	N/A
Steven Tuen	Investment Team Member	Investment Team Member	Co-Portfolio Manager	N/A	N/A	N/A	N/A	Investment Team Member
Murray Stahl	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager	N/A	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager
James Davolos	Investment Team Member	Co-Portfolio Manager	Investment Team Member	Investment Team Member	N/A	Investment Team Member	Investment Team Member	N/A
Matthew Houk	Co-Portfolio Manager	N/A	N/A	N/A	N/A	Co-Portfolio Manager	N/A	Co-Portfolio Manager
Eric Sites	N/A	N/A	N/A	N/A	N/A	N/A	Investment Team Member	N/A

Peter B. Doyle is the Chairman of the Board of the Company.  In 1994, he co-founded Horizon, an affiliate of the Investment Adviser since May 2011.  In 1996, Mr. Doyle co-founded the Investment Adviser.  From 1999 through 2011, Mr. Doyle was a dual employee of both the Investment Adviser and Horizon.

Murray Stahl has served as the Director of Research for the Company since 2000.  In 1994, he co-founded Horizon and currently serves as Chairman and Chief Investment Officer for Horizon Kinetics, the parent company to the Investment Adviser and Horizon.  From 2000 through 2011, Mr. Stahl was a dual employee of both the Investment Adviser and Horizon.

B. Paul Abel joined the Investment Adviser in 1999 as a Portfolio Manager, and currently serves in the same capacity for The Medical Portfolio.  He also serves as a Portfolio Manager for private funds managed by an affiliate of the Investment Adviser.

Steven Tuen joined the Investment Adviser in 1999 as a research analyst.  He joined Horizon in 1996, also as a research analyst, and between 1999 and 2011 was a dual employee of both the Investment Adviser and Horizon.

James Davolos joined the Investment Adviser as an analyst in 2005, and is now a Portfolio Manager focusing on, among other things, emerging markets.

Table of Contents - Prospectus Institutional Class
69

Matthew Houk joined the Investment Adviser in 2011 and began serving as a Portfolio Manager in 2012.  Previously, he was a research analyst at Horizon, beginning in 2008.  Prior to Horizon, Mr. Houk was an Associate at Goldman, Sachs & Co.

Eric Sites has been an Investment Team Member for the Company since 2013.  He joined Horizon in 2004 as a research analyst and Portfolio Manager.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Valuation of Fund Shares
Shares of each Fund’s Institutional Class are sold at NAV per share, which is determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern Time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business.  Purchase and redemption requests are priced at the next NAV per share calculated after receipt and acceptance of a completed purchase or redemption request.  The NAV for each Class of shares of each Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class.  The NAV for a Class of shares of a Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily.  The NAV of each Portfolio is calculated at the same time and generally in the same manner (i.e., assets-liabilities/ # of shares = NAV per share) as those of each corresponding Fund’s Classes.

Each Portfolio’s equity securities are valued each day at the last quoted market sale price on the securities’ principal exchange.  If there is no sales price, a security is valued at the last reported bid price.  Securities listed on the Nasdaq Stock Market, Inc., however, are valued using the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported bid price.  If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust Board of Trustees and the Company’s Board of Directors.  Situations involving significant events include, but are not limited to those where: a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.  In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before a Portfolio prices its shares.  See “Trading in Foreign Securities.”  Each Portfolio may use independent pricing services to assist in calculating the NAV per share of such Portfolio.

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace.  Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  If a composite price is not available, the mean of the highest bid price and lowest ask priced on the exchange where the option or future is traded will be used.  If neither a composite price or a mean of the highest bid price and lowest ask price is available, the security will be valued at the last quoted sales price.  Non-exchange traded options also will be valued at the mean between the last bid and asked quotations.  Securities which have no public market and all other assets of a Portfolio are considered at such value as the Investment Adviser may determine in good faith, in accordance with a Portfolio’s valuation procedures as approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

Table of Contents - Prospectus Institutional Class
70

A Portfolio’s debt obligations (including convertible securities) that are either investment grade or non-investment grade and irrespective of days to maturity are valued at evaluated mean by an independent third party pricing agent which relies on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  Certain instruments such as repurchase agreements, demand notes, and money market mutual funds are traded at cost and there are no market values available for those instruments from third parties.  Those instruments are priced at cost.  Debt securities that are not priced by an independent third party pricing agent shall be valued (a) at the last sale price if such last sale occurred within the previous five business days, and (b) if there was no sale price during the previous five business days, at the average of the bids, or the sole bid if there is only one.  Debt securities and other securities which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

Fair valuation of securities introduces an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser compares the new market quotation to the fair value price to evaluate the effectiveness of the Portfolios’ fair valuation procedures.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed.  In computing the NAV per share of each Fund and each corresponding Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources.  In the absence of sales, the last available mean price between the closing bid and asked prices will be used.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors.  Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange.  Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of a Portfolio’s NAV.  If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors, as applicable.

How to Purchase Shares
In General
Institutional Class shares of the Funds are sold to institutions, such as banks, trust companies, thrift institutions, corporations and mutual funds, that are purchasing shares on their own behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account level asset-based, management fees.  If you are purchasing Institutional Class shares through a financial institution, you must follow the procedures established by your institution.  Your financial institution is responsible for sending your purchase order and wiring payment to the transfer agent, U.S. Bancorp Fund Services, LLC, (in such capacity, the “Transfer Agent”).  Your financial institution holds the shares in your name and receives all confirmations of purchases and sales.  Financial institutions placing orders for themselves or on behalf of their customers should call the Funds toll free at 1-800-930-3828, or follow the instructions below under “Investing by Telephone,” “Purchase by Mail” and “Purchase by Wire.”

Table of Contents - Prospectus Institutional Class
71

Institutional Class shares of each Fund are sold at NAV, and will be credited to a shareholder’s account at the NAV per share next computed after an order and payment is received.  The minimum initial investment is $1,000,000.  There is no minimum on subsequent investments for all account types.  The Company reserves the right to vary or waive any minimum investment requirement, including for brokers or agents who invest in the Funds across multiple client accounts if the aggregate investment equals or exceeds $1,000,000.  Each Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund’s best interest to do so.  A service fee of $25 will be deducted from a shareholder’s Fund account for any purchases that do not clear.  Your order will not be accepted until a completed New Account Application is received by the Funds or the Transfer Agent.  The Institutional Class is currently available to shareholders of the Alternative Income Fund, Paradigm Fund, the Small Cap Fund, the Market Opportunities Fund and the Multi-Disciplinary Income Fund.

Investing by Telephone
If you have accepted the Telephone and Internet Options on the Institutional Class New Account Application (the “Application”) and your account has been open for 15 days, you may purchase additional shares by telephoning a Fund toll free at 1-800-930-3828.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  Your purchase will take place at the NAV per share determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern Time.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  Once a telephone transaction has been placed, it cannot be canceled or modified.

There is no minimum on telephone purchases.  You may not make your initial purchase of a Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking, savings or bank money market account on a monthly basis.  There is no minimum purchase amount in order to participate in the AIP.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the AIP section on the Application or call the Transfer Agent at 1-800-930-3828 with any questions.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.  Any request to change or terminate your AIP should be submitted to the Transfer Agent 5 days prior to the desired effective date of such change or termination.  The Funds may modify or terminate the AIP at any time.
Table of Contents - Prospectus Institutional Class
72

Purchase By Mail
To purchase a Fund’s shares by mail, simply complete and sign the Application and mail it, along with a check made payable to [NAME OF FUND,] c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

All purchases by check must be in U.S. dollars drawn on a bank located within the United States.  The Funds will not accept payment in cash or money orders.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks or any conditional order or payment.

Purchase By Wire
To open an account by wire, a completed Application is required before your wire can be accepted.  You can mail or overnight deliver your Application to the Transfer Agent at the above address.  Upon receipt of your completed Application, an account will be established for you.  You will need to provide the assigned account number to your bank when instructing it to wire the funds.  Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the applicable Fund that the wire is coming.  Wired funds must be received prior to 4:00 p.m. Eastern Time to be eligible for same day pricing.  The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system.  Please use the following wiring instructions:

Wire to:		U.S. Bank, N.A.
»	ABA Number:	075000022
»	Credit:	U.S. Bancorp Fund Services, LLC
»	Account:	112-952-137
»	Further Credit:	Kinetics Mutual Funds, Inc.
[NAME OF FUND] (Shareholder Name/Account Registration) (Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire.  You may also purchase additional shares on-line if you have established an on-line account.  To purchase by mail, submit your check with the remittance form attached to your individual account statement.  To purchase by telephone, call 1-800-930-3828 prior to 4:00 p.m. Eastern Time to place your order.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming.  All purchase requests must include your shareholder account number.

Table of Contents - Prospectus Institutional Class
73

Individual Retirement Accounts
You may invest in any Fund by establishing a tax-sheltered IRA.  Each Fund offers Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, and Coverdell Education Savings Accounts.  For additional information on IRA options, please call 1-800-930-3828.

Investing Through Brokers or Agents
You may invest in each Fund through brokers or agents who have entered into selling agreements with the Funds’ distributor.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.

How to Redeem Shares
In General
Orders to sell or “redeem” Institutional Class shares should be placed with the same financial institution that placed the original purchase order in accordance with the procedures established by that institution.  Your financial institution is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.

You may redeem part or all of your shares of a Fund on any business day that the Fund calculates its NAV per share.  To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order.  Redemption requests may also be placed on-line if you have established an on-line account.  You should request your redemption prior to market close to obtain that day’s closing NAV.  Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

Each Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below).  Please note, however, that when a purchase order has been made by check, a Fund will not be able to send your redemption proceeds until the purchase amount has cleared.  This may take up to 12 calendar days.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record.  Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system.  If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee, from either a Medallion program member or non-Medallion program member, or signature validation of each owner is required in the following situations:

»	If you are requesting a change in account ownership;

»	When redemption proceeds are payable or sent to any person, address or bank account not on record;

»	Written requests to wire redemption proceeds (if not previously authorized on the account);

»	When establishing or modifying certain services on an account; and

»	If a change of address request was received by the Transfer Agent within the last 15 calendar days.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.  In addition to the situations described above, the Fund(s) and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee or signature validation in other circumstances.  The Fund(s) reserve the right to waive any signature requirement at its/their discretion.

Table of Contents - Prospectus Institutional Class
74

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to a Fund in which you are invested to redeem your shares at the current NAV per share.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Requests for redemption in “good order” must:

»	indicate the name of the Fund;

»	be signed exactly as the shares are registered, including the signature of each owner (including a signature guarantee when required);

»	specify the number of shares or dollar amount to be redeemed; and

»	indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your Application or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount by instructing the Fund in which you are invested by phone at 1-800-930-3828.  A signature guarantee or signature validation may be required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

»	your Fund account number;

»	the name in which your account is registered;

»	the social security or tax identification number under which the account is registered; and

»	the address of the account holder, as stated in the Application.

Note: If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may make your redemption request in writing.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Table of Contents - Prospectus Institutional Class
75

Wire Redemption
Wire transfers may be arranged to redeem shares.  However, the Transfer Agent charges a $15 fee per wire redemption against your account for this service.  There is no minimum on wire redemptions.

Systematic Withdrawal Plan
If you own shares with a value of $5,000,000 or more, you may participate in the Systematic Withdrawal Plan.  The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly or annually).  Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member.  If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day.  Money will be transferred from your Fund account to the account you chose at the interval you select on the Application.  If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.  There is no minimum on systematic withdrawals.

The Funds’ Right to Redeem an Account
Each Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $100,000, other than as a result of a decline in the NAV of a Fund.  Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax.  Requests that do not indicate a preference will be subject to withholding.  Shares held in IRA accounts may be redeemed by telephone at 1-800-930-3828. Investors will be asked whether or not to withhold taxes from any distribution.

Householding
By signing the Application, you acknowledge and consent to the householding (i.e., consolidation of mailings) of regulatory documents such as prospectuses, shareholder reports, proxies, and other similar documents.  In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 1-800-930-3828 to request individual copies of these documents.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Shareholder Inactivity
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, your shares in a Fund may be transferred to that state.

Redemption Fees
The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment.  In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Funds.  Such purchases and redemptions may have an adverse effect on other Fund shareholders, including, without limitation, the possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution of the value of Fund shares held by long-term shareholders.  The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of a Fund and its shareholders.  The Funds assess a 2.00% fee on the redemption or exchange of Fund shares held for 30 days or less from the date of purchase.  These fees are paid to the Funds to help offset any potential transaction costs.
Table of Contents - Prospectus Institutional Class
76

The Funds will use the first-in, first-out method to determine the 30 day holding period.  Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account.  If this holding period is 30 days or less, the redemption fee will be assessed.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ systematic programs, as these transactions are typically de minimis.  This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account.  The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds.  In addition, the Funds are authorized to waive redemption fees for redemptions effected pursuant to asset allocation programs, wrap fee programs, other investment programs offered by financial institutions, and the Company reserves the right to lower or waive any redemption fee.  Although frequent purchases and redemptions of Fund shares are generally permitted, the Funds only intend to waive redemption fees for redemptions the Funds reasonably believe do not raise frequent trading or market timing concerns.

The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Funds are limited in their ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers.  For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, a Fund will not receive the redemption fee.  If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee.  Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund.  If necessary, the Funds may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediaries’ customers.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Application as part of the Funds’ Anti-Money Laundering Program.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-930-3828 if you need additional assistance when completing your Application.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Funds also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Table of Contents - Prospectus Institutional Class
77

Exchange Privilege
If you have accepted the Telephone and Internet Options on the Application, you can exchange your shares in any Fund for shares of the same class of any other Fund offered by the Company, (e.g., Institutional Class shares for Institutional Class shares).  If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed.  You should carefully read the Prospectus of a Fund before exchanging shares into that Fund.  Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another Fund. Therefore, an exchange of Fund shares held for 30 days or less may be subject to a 2.00% redemption fee.  See “Redemption Fees” above.  Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses.  Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.  You should request your exchange prior to market close to obtain that day’s closing NAV.  Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

Call 1-800-930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes
Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV per share of that Class as of the close of business on the record date for such distributions.  However, you may elect on the Application to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or
Option 2: To receive all income dividends and capital gain distributions in cash.

You may change your dividend and capital gain distribution election in writing or by calling the Transfer Agent in advance of the next distribution.

Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December.  Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

Taxes
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future.  Except where otherwise indicated, the summary assumes you are a U.S. citizen or resident or otherwise subject to U.S. federal income tax.  You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Table of Contents - Prospectus Institutional Class
78

Fund Distributions
Each Fund has qualified and intends to continue to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  Except as otherwise noted below, you will generally be subject to federal income tax on Fund distributions to you regardless whether they are paid in cash or reinvested in additional shares.  Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.  It is anticipated that most of the Alternative Income Fund’s and the Multi-Disciplinary Income Fund’s distributions will be taxable as ordinary income.

Distributions attributable to the net capital gain of a Fund generally are taxable to you as long-term capital gain, regardless of how long you have held your shares.  The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 23.8% (which includes a 3.8% Medicare tax).

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met.  In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gain rates.  But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund.  For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend).  The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or non-qualified foreign corporations.

Distributions from each Fund will generally be taxable to you in the taxable year in which they are paid, with one exception.  Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.  You will be notified annually of the tax status of distributions to you.

A portion of distributions attributable to investments in U.S. corporations paid by a Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of such dividends qualifying for this deduction may, however, be reduced as a result of a Fund’s securities lending activities (if any), by a high portfolio turnover rate or by investments in debt securities.

The Funds may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities.  If more than 50% of the value of the total assets of a Fund consists of stocks and securities (including debt securities) of foreign corporations at the close of a taxable year, a Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding and other foreign income taxes, as paid by its shareholders. If a Fund makes this election, the amount of those foreign taxes paid by a Fund will be included in its shareholders’ income pro rata (in addition to taxable distributions actually received by them), and each such shareholder will be entitled either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit, or (2) to take that amount as an itemized deduction. If a Fund is not eligible or chooses not to make this election, the Fund will be entitled to deduct any such foreign taxes in computing the amounts it is required to distribute.

Table of Contents - Prospectus Institutional Class
79

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital.  This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges
You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares in a Fund, including an exchange of shares pursuant to a Fund’s exchange privilege, based on the difference between your tax basis in the shares and the amount you receive for them.  Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.  Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

For shares acquired on or after January 1, 2012, the Funds (or relevant broker or financial adviser) are required to compute and report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information when such shares are sold or exchanged.  The Funds have elected to use the average cost method, unless you instruct the Funds to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial adviser, they may select a different cost basis method.  In these cases, please contact your broker or other financial adviser to obtain information with respect to the available methods and elections for your account.  You should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns.  Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans
One major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless such shares were acquired with borrowed funds.

Backup Withholding
On the Application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding.  If you (i) fail to provide a correct taxpayer identification number in the manner required; (ii) are subject to backup withholding by the IRS for failure to properly include on your return payments of taxable interest or dividends; or (iii) fail to certify that you are not subject to backup withholding when required to do so, or have failed to certify that you are an “exempt recipient,” the IRS may, in certain cases, require each Fund to withhold a percentage of dividends or redemption or exchange proceeds.  Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  The current withholding rate is 28%.

Table of Contents - Prospectus Institutional Class
80

U.S. Tax Treatment of Foreign Shareholders
Generally, nonresident aliens, foreign corporations and other foreign investors are subject to 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States (provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN or W-8BEN-E, as applicable, to establish entitlement for these treaty benefits).  In the case of regulated investment companies such as the Funds, however, certain categories of dividends are exempt from the 30% withholding tax.  These generally include dividends attributable to the Funds’ net capital gains (the excess of net long-term capital gains over net short-term capital loss), dividends attributable to the Funds’ interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Funds.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in a Fund, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from a Fund.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in a Fund is effectively connected with that trade or business, then the foreign investor's income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

Each Fund will also generally be required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W-8BEN-E that evidences their compliance with, or exemption from, specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes
You may also be subject to state and local taxes on distributions, sales, exchanges and redemptions.  State income taxes may not apply, however, to any portions of a Fund’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state in which you live. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

More tax information relating to the Funds is provided in the SAI.

Distribution of Shares
Distributor
Kinetics Funds Distributor LLC (“KFD”), an affiliate of the Investment Adviser, 470 Park Avenue South, New York, New York 10016, is the distributor for the shares of the Funds.  KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of each Fund are offered on a continuous basis.

Shareholder Servicing Agents
Pursuant to separate shareholder servicing agreements, the Investment Adviser has entered into shareholder servicing agreements under which the Investment Adviser may perform, or arrange for others to perform, certain shareholder functions.  For these shareholder services, the Investment Adviser and/or shareholder servicing agents are entitled to receive an annual shareholder servicing fee in the amount of 0.20% of the average daily net assets attributable to the Institutional Class.  The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee with respect to the Institutional Class in excess of 0.05% of the average daily net assets attributable to the Institutional Class until at least May 1, 2017.  The Investment Adviser and/or its affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected shareholder servicing agents and other persons in connection with providing services to the holders of the Funds’ Institutional Class.

Table of Contents - Prospectus Institutional Class
81

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Funds and other funds managed by the Investment Adviser or its affiliates.  These payments are made out of the Investment Adviser’s, and/or its affiliates’, own assets and are not an additional charge to the Funds.  The payments are in addition to the shareholder servicing fees described in this Prospectus.  The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Funds over other investment options.  You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator to each Fund and each Portfolio.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank N.A. serves as Custodian for each Fund’s cash and securities.  The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds.  USBFS acts as each Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Unique Characteristics of the Fund Structure
Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a Portfolio that is a series of a separately registered investment company.  The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to a Fund or Funds, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors.  Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses.  However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund.  Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio.  For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns.  Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk.  However, that possibility also exists for traditionally structured funds that have large or institutional investors.  Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

Certain changes in a Portfolio’s objective, policies or restrictions might require the Company to withdraw the corresponding Fund's interest in such Portfolio.  Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio).  A Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

Table of Contents - Prospectus Institutional Class
82

The Company’s Board of Directors retains its right to withdraw any Fund’s investment from a Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders.  The Fund would then resume investing directly in individual securities of other issuers or invest in another Portfolio of the Trust.

The SAI contains more information about each Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which each Portfolio may invest.

Counsel and Independent Registered Public Accounting Firm
Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA  19103-6996.

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Funds.

Description of Indexes
The Barclays U.S. 1-3 Year Credit Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar denominated and have a remaining maturity of greater than or equal to one year and less than three years.

The Barclays U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities.  The Index includes multiple types of government and corporate-issued bonds, some of which are asset-backed.

The Barclays U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does not include any deductions for fees, expenses or taxes.

The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks.  The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.  As of March 31, 2016, the MSCI EAFE® Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. As of March 31, 2016, the MSCI ACWI consists of 46 country indices comprising 23 developed and 23 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

Table of Contents - Prospectus Institutional Class
83

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

Financial Highlights
The financial highlights tables set forth below are intended to help you understand each Fund’s financial performance for the last five fiscal years (or the period since commencement of operations if the Fund has not been in operation for five years).  Most of the information reflects financial results with respect to a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions).

As of January 1, 2013, the Alternative Income Fund (formerly, the Water Infrastructure Fund) changed to the investment strategy set forth in this Prospectus.  The performance shown for periods prior to January 1, 2013 represents performance of the Water Infrastructure Portfolio’s prior strategy to invest at least 80% of its assets in securities of companies engaged in water infrastructure and natural resources with a specific water theme and related activities.

The financial information provided was audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report and incorporated by reference into the SAI, both of which are available upon request.

The financial highlights tables set forth below are for the Institutional Class shares of the Alternative Income Fund, Paradigm Fund, the Small Cap Fund, the Market Opportunities Fund and the Multi-Disciplinary Income Fund.  Because the Institutional Class shares of the Internet Fund, the Global Fund and the Medical Fund had not commenced operations as of December 31, 2015, the financial highlights tables provided below are for the Funds’ No Load Class shares.

Table of Contents - Prospectus Institutional Class
84

The Alternative Income Fund
	Institutional Class for the Year Ended December 31, 2015	Institutional Class for the Year Ended December 31, 2014	Institutional Class for the Year Ended December 31, 2013	Institutional Class for the Year Ended December 31, 2012(1)	Institutional Class for the Year Ended December 31, 2011(1)
PER SHARE DATA(2)
Net Asset Value, Beginning of Year	$90.14	$88.76	$84.00	$78.49	$84.22
Income from Investment Operations:
Net investment income (loss)(3)	0.19	0.06	(0.04)	1.72	1.21
Net realized and unrealized gain (loss) on investments	2.60	1.32	4.80	6.16	(5.13)
Total from investment operations	2.79	1.38	4.76	7.88	(3.92)
Redemption Fees	0.00(4)	0.00(4)	-	0.01	0.17
Less Distributions:
From net investment income	(0.09)	-	-	(2.38)	(1.98)
Total distributions	(0.09)	-	-	(2.38)	(1.98)
Net Asset Value, End of Year	$92.84	$90.14	$88.76	$84.00	$78.49
Total Return	3.09%	1.72%	5.39%	10.17%	(4.43)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$20,255	$26,874	$6,854	$1,629	$798
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.69%	1.75%	2.18%	2.50%	2.24%
After expense reimbursement	0.75%	0.75%	0.75%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.73)%	(0.94)%	(1.47)%	0.98%	0.64%
After expense reimbursement	0.21%	0.06%	(0.04)%	2.04%	1.44%
Portfolio turnover rate(5)	6%	17%	19%	56%	69%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005.
(5)	Portfolio turnover of The Alternative Income Portfolio.

Table of Contents - Prospectus Institutional Class
85

The Internet Fund
	No Load Class for the Year Ended December 31, 2015	No Load Class for the Year Ended December 31, 2014	No Load Class for the Year Ended December 31, 2013	No Load Class for the Year Ended December 31, 2012	No Load Class for the Year Ended December 31, 2011
PER SHARE DATA(1)

Net Asset Value, Beginning of Year	$56.08	$59.27	$43.18	$36.26	$37.25
Income from Investment Operations:

Net investment loss(2)	(0.84)	(0.77)	(0.67)	(0.15)	(0.37)
Net realized and unrealized gain (loss) on investments	(2.21)	0.69	19.78	8.56	(0.37)

Total from investment operations	(3.05)	(0.08)	19.11	8.41	(0.74)
Redemption Fees	0.00(3)	0.01	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net realized gains	(11.35)	(3.12)	(3.02)	(1.49)	(0.25)
Total distributions	(11.35)	(3.12)	(3.02)	(1.49)	(0.25)
Net Asset Value, End of Year	$41.68	$56.08	$59.27	$43.18	$36.26
Total Return	(5.42)%	(0.16)%	44.28%	23.24%	(1.98)%

SUPPLEMENTAL DATA AND RATIOS

Net assets, end of year (000’s)	$122,332	$151,200	$172,332	$155,036	$103,828
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.82%	1.78%	1.84%	1.94%	1.94%
After expense reimbursement	1.82%	1.78%	1.84%	1.89%	1.89%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.51)%	(1.34)%	(1.30)%	(0.41)%	(0.99)%
After expense reimbursement	(1.51)%	(1.34)%	(1.30)%	(0.36)%	(0.94)%
Portfolio turnover rate(4)	1%	1%	8%	9%	32%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Portfolio turnover of The Internet Portfolio.

Table of Contents - Prospectus Institutional Class
86

The Global Fund
	No Load Class for the Year Ended December 31, 2015	No Load Class for the Year Ended December 31, 2014	No Load Class for the Year Ended December 31, 2013	No Load Class for the Year Ended December 31, 2012	No Load Class for the Year Ended December 31, 2011
PER SHARE DATA(1)

Net Asset Value, Beginning of Year	$5.33	$6.05	$4.71	$3.92	$4.67
Income from Investment Operations:

Net investment income (loss)(2)	(0.02)	(0.02)	0.01	0.03	0.06
Net realized and unrealized gain (loss) on investments	(0.72)	(0.70)	1.34	0.88	(0.78)

Total from investment operations	(0.74)	(0.72)	1.35	0.91	(0.72)
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	-	-	(0.01)	(0.12)	(0.03)
From net realized gains	(0.00)(3)	(0.00)(3)	-	-	-
Total distributions	(0.00)(3)	(0.00)(3)	(0.01)	(0.12)	(0.03)
Net Asset Value, End of Year	$4.59	$5.33	$6.05	$4.71	$3.92
Total Return	(13.83)%	(11.89)%	28.59%	23.16%	(15.41)%

SUPPLEMENTAL DATA AND RATIOS

Net assets, end of year (000’s)	$4,745	$6,771	$8,705	$5,069	$3,631
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.87%	2.61%	2.83%	3.38%	3.94%
After expense reimbursement	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.77)%	(1.54)%	(1.22)%	(1.22)%	(1.11)%
After expense reimbursement	(0.29)%	(0.32)%	0.22%	0.77%	1.44%
Portfolio turnover rate(4)	16%	14%	15%	23%	135%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Portfolio turnover of The Global Portfolio.
Table of Contents - Prospectus Institutional Class
87

The Paradigm Fund
	Institutional Class for the Year Ended December 31, 2015	Institutional Class for the Year Ended December 31, 2014	Institutional Class for the Year Ended December 31, 2013	Institutional Class for the Year Ended December 31, 2012	Institutional Class for the Year Ended December 31, 2011
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$34.08	$34.28	$23.93	$19.79	$23.25
Income from Investment Operations:
Net investment income (loss)(2)	(0.25)	(0.29)	(0.09)	0.10	0.07
Net realized and unrealized gain (loss) on investments	(2.53)	0.09	10.70	4.24	(3.35)
Total from investment operations	(2.78)	(0.20)	10.61	4.34	(3.28)
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	-	-	(0.26)	(0.20)	(0.18)
Total distributions	-	-	(0.26)	(0.20)	(0.18)
Net Asset Value, End of Year	$31.30	$34.08	$34.28	$23.93	$19.79
Total Return	(8.16)%	(0.61)%	44.40%	21.99%	(14.13)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$302,130	$346,273	$333,682	$192,478	$134,309
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.66%	1.63%	1.67%	1.73%	1.73%
After expense reimbursement	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.94)%	(1.01)%	(0.55)%	0.13%	0.02%
After expense reimbursement	(0.72)%	(0.82)%	(0.32)%	0.42%	0.31%
Portfolio turnover rate(4)	2%	7%	4%	6%	58%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Portfolio turnover of The Paradigm Portfolio.
Table of Contents - Prospectus Institutional Class
88

The Medical Fund
	No Load Class for the Year Ended December 31, 2015	No Load Class for the Year Ended December 31, 2014	No Load Class for the Year Ended December 31, 2013	No Load Class for the Year Ended December 31, 2012	No Load Class for the Year Ended December 31, 2011
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$30.67	$26.38	$17.82	$18.75	$19.48
Income from Investment Operations:
Net investment income (loss)(2)	0.08	0.13	(0.00)(3)	0.33	0.18
Net realized and unrealized gain on investments	1.96	4.21	8.77	1.32	0.82
Total from investment operations	2.04	4.34	8.77	1.65	1.00
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	(0.12)	-	(0.06)	(0.36)	(0.25)
From net realized gains	(1.97)	(0.05)	(0.15)	(2.22)	(1.48)
Total distributions	(2.09)	(0.05)	(0.21)	(2.58)	(1.73)
Net Asset Value, End of Year	$30.62	$30.67	$26.38	$17.82	$18.75
Total Return	6.59%	16.44%	49.25%	8.86%	5.11%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$22,257	$21,876	$20,489	$14,254	$16,376
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.99%	2.02%	2.09%	2.22%	2.02%
After expense reimbursement	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.35)%	(0.17)%	(0.70)%	0.83%	0.24%
After expense reimbursement	0.25%	0.46%	0.00%	1.66%	0.87%
Portfolio turnover rate(4)	12%	3%	12%	0%	5%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Portfolio turnover of The Medical Portfolio.
Table of Contents - Prospectus Institutional Class
89

The Small Cap Opportunities Fund
	Institutional Class for the Year Ended December 31, 2015	Institutional Class for the Year Ended December 31, 2014	Institutional Class for the Year Ended December 31, 2013	Institutional Class for the Year Ended December 31, 2012	Institutional Class for the Year Ended December 31, 2011
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$37.57	$40.44	$25.32	$19.93	$23.45
Income from Investment Operations:
Net investment income (loss)(2)	(0.28)	(0.28)	(0.03)	0.06	0.00(3)
Net realized and unrealized gain (loss) on investments	(4.26)	(2.59)	15.15	5.33	(3.17)
Total from investment operations	(4.54)	(2.87)	15.12	5.39	(3.17)
Redemption Fees	0.00(3)	0.00(3)	-	0.00(3)	0.00(3)
Less Distributions:
From net investment income	-	-	-	-	(0.35)
Total distributions	-	-	-	-	(0.35)
Net Asset Value, End of Year	$33.03	$37.57	$40.44	$25.32	$19.93
Total Return	(12.06)%	(7.12)%	59.72%	27.04%	(13.51)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$51,258	$63,392	$41,032	$7,482	$5,498
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.68%	1.66%	1.68%	1.91%	1.85%
After expense reimbursement	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.98)%	(0.91)%	(0.33)%	(0.20)%	(0.39)%
After expense reimbursement	(0.74)%	(0.69)%	(0.09)%	0.27%	0.02%
Portfolio turnover rate(4)	2%	19%	6%	22%	47%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Portfolio turnover of The Small Cap Opportunities Portfolio.
Table of Contents - Prospectus Institutional Class
90

The Market Opportunities Fund
	Institutional Class for the Year Ended December 31, 2015	Institutional Class for the Year Ended December 31, 2014	Institutional Class for the Year Ended December 31, 2013	Institutional Class for the Year Ended December 31, 2012	Institutional Class for the Year Ended December 31, 2011
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$16.80	$17.74	$12.10	$10.46	$11.48
Income from Investment Operations:
Net investment income (loss)(2)	(0.12)	(0.06)	0.03	0.05	0.03
Net realized and unrealized gain (loss) on investments	(1.39)	(0.88)	5.67	1.81	(0.92)
Total from investment operations	(1.51)	(0.94)	5.70	1.86	(0.89)
Redemption Fees	-	-	0.01	-	-
Less Distributions:
From net investment income	-	-	(0.07)	(0.22)	(0.13)
Total distributions	-	-	(0.07)	(0.22)	(0.13)
Net Asset Value, End of Year	$15.29	$16.80	$17.74	$12.10	$10.46
Total Return	(8.93)%	(5.36)%	47.15%	17.83%	(7.71)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$2,355	$3,108	$1,809	$229	$186
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.85%	1.81%	1.83%	1.92%	1.88%
After expense reimbursement	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.12)%	(0.72)%	(0.16)%	(0.05)%	(0.15)%
After expense reimbursement	(0.71)%	(0.35)%	0.23%	0.43%	0.29%
Portfolio turnover rate(3)	2%	18%	21%	26%	14%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Portfolio turnover of The Market Opportunities Portfolio.
Table of Contents - Prospectus Institutional Class
91

The Multi-Disciplinary Income Fund (formerly, Multi-Disciplinary Fund)
	Institutional Class for the Year Ended December 31, 2015	Institutional Class for the Year Ended December 31, 2014	Institutional Class for the Year Ended December 31, 2013	Institutional Class for the Year Ended December 31, 2012	Institutional Class for the Year Ended December 31, 2011
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$10.82	$11.06	$11.11	$10.12	$10.50
Income from Investment Operations:
Net investment income(2)	0.39	0.35	0.22	0.36	0.85
Net realized and unrealized gain (loss) on investments	(0.59)	(0.06)	0.29	1.20	(0.80)
Total from investment operations	(0.20)	0.29	0.51	1.56	0.05
Redemption Fees	0.00(3)	-	-	-	-
Less Distributions:
From net investment income	(0.27)	(0.32)	(0.30)	(0.45)	(0.38)
From net realized gains	(0.01)	(0.21)	(0.26)	(0.12)	(0.05)
Total distributions	(0.28)	(0.53)	(0.56)	(0.57)	(0.43)
Net Asset Value, End of Year	$10.34	$10.82	$11.06	$11.11	$10.12
Total Return	(1.96)%	2.61%	4.58%	15.55%	0.42%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$66,199	$102,590	$23,227	$6,576	$3,878
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.74%	1.74%	1.78%(4)	1.95%	2.33%
After expense reimbursement	1.29%	1.29%	1.30%(4)	1.29%	1.29%
Ratio of net investment income to average net assets:
Before expense reimbursement	3.13%	2.68%	1.46%(5)	2.70%	7.14%
After expense reimbursement	3.58%	3.13%	1.94%(5)	3.36%	8.18%
Portfolio turnover rate(6)	10%	35%	54%	41%	74%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 1.77% before expense reimbursement and 1.29% after expense reimbursement.
(5)	The ratio of net investment income includes borrowing expense on securities sold short.
(6)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.
Table of Contents - Prospectus Institutional Class
92

Kinetics Mutual Funds, Inc.
The Alternative Income Fund	The Medical Fund
The Internet Fund	The Small Cap Opportunities Fund
The Global Fund	The Market Opportunities Fund
The Paradigm Fund	The Multi-Disciplinary Income Fund

Investment Adviser	Kinetics Asset Management LLC
and Shareholder Servicing Agent	470 Park Avenue South
New York, NY 10016

Legal Counsel	Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

Independent Registered Public	Tait, Weller & Baker LLP
Accounting Firm	1818 Market Street, Suite 2400
Philadelphia, PA 19103

Distributor	Kinetics Funds Distributor LLC
470 Park Avenue South
New York, NY 10016

Transfer Agent, Fund Accountant,	U.S. Bancorp Fund Services, LLC
and Administrator	615 East Michigan Street
Milwaukee , WI 53202

Custodian	U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Table of Contents - Prospectus Institutional Class
93

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (SAI) dated April 29, 2016
The SAI of the Funds provides more details about each Fund’s policies and management.  The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.

To receive any of these documents or the Funds’ Prospectus, free of charge, to request additional information about the Company or to make shareholder inquiries, please contact us:

By Telephone:                                                                  By Internet:
(800) 930-3828                                                                  http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
 Milwaukee, WI 53201-0701

Additionally, the foregoing Fund documents are available on the Funds’ website listed above.

SEC:
Information about the Funds (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C.  Please call (202) 551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, U.S. Securities and Exchange Commission, Washington, D.C. 20549-1520.

1940 Act File No. 811-09303
Table of Contents - Prospectus Institutional Class

No Load Class

April 29, 2016	Prospectus	www.kineticsfunds.com

The Alternative Income Fund  (KWINX)

The Internet Fund  (WWWFX)

The Global Fund  (WWWEX)

The Paradigm Fund  (WWNPX)

The Medical Fund  (MEDRX)

The Small Cap Opportunities Fund  (KSCOX)

The Market Opportunities Fund  (KMKNX)

The Multi-Disciplinary Income Fund  (KMDNX)
(formerly, the Multi-Disciplinary Fund)

Each a series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

No Load Class

Table of Contents - Prospectus No Load Class

SUMMARY SECTION

THE ALTERNATIVE INCOME FUND

Investment Objectives
The primary investment objective of the Alternative Income Fund is to provide current income and gains.  The Alternative Income Fund seeks to obtain long-term growth of capital as a secondary objective.  The Alternative Income Fund is the sole “feeder fund” to The Alternative Income Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Alternative Income Fund.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	No Load Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		No Load Class
Management Fees(1)		0.90%
Distribution (Rule 12b-1) Fees		None
Other Expenses		0.84%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0. 59%
Acquired Fund Fees and Expenses		0.04%
Total Annual Fund Operating Expenses(2)		1. 78%
Less: Fee Waiver(3)		-0. 79%
Net Annual Fund Operating Expenses		0.99%

(1)	This table and the example below reflect the aggregate expenses of the Alternative Income Fund and the Alternative Income Portfolio. The management fees paid by the Alternative Income Fund reflect the proportionate share of fees allocated to the Alternative Income Fund from the Alternative Income Portfolio.
(2)	Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus which reflects the Alternative Income Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).
(3)	Kinetics Asset Management LLC, the investment adviser to the Alternative Income Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 0.95%, excluding AFFE. These waivers and reimbursements are in effect until May 1, 2017, and may not be terminated without the approval of the Board.

Example. This Example is intended to help you compare the cost of investing in the Alternative Income Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Alternative Income Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Alternative Income Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your cost for the Alternative Income Fund would be:
	1 Year	3 Years	5 Years	10 Years
No Load Class	$101	$483	$891	$2,029

Table of Contents - Prospectus No Load Class
1

Portfolio Turnover.  The Alternative Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, performance.  During the most recent fiscal year, the Alternative Income Portfolio’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategy
The Alternative Income Fund is a diversified fund that invests all of its investable assets in the Alternative Income Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Alternative Income Portfolio will hold a portfolio of primarily fixed income securities and implement an equity put writing option strategy intended to generate returns from the receipt of option premiums.  The Alternative Income Portfolio will thereby seek to fulfill its primary investment objective of generating current income and gains by collecting premiums on written put options while maintaining a portfolio of primarily fixed income securities which serve as collateral to cover obligations pursuant to the written options.  In addition to writing options, the Alternative Income Portfolio may also purchase options in certain circumstances.  The Alternative Income Portfolio’s secondary objective is to achieve long-term growth of capital.

The Alternative Income Portfolio will implement option strategies on market indexes, exchange-traded funds (“ETFs”) or company specific equity securities, receiving up-front cash payments from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Alternative Income Portfolio.  If the prevailing market value of the underlying equity securities on an expiration date exceeds the exercise price of the put option that the Alternative Income Portfolio has written, it is expected that the option will not be exercised.  In such instance, the Alternative Income Portfolio would not be required to purchase any securities and the received premium would be considered income.

At the time of writing (selling) a put option, the aggregated amount of all the notional obligations of the option positions (the sum of all the exercise prices referenced) held by the Alternative Income Portfolio may not exceed 100% of the Alternative Income Portfolio’s total assets.  In this way, the Alternative Income Portfolio intends to have available at all times cash or fixed income investments to satisfy any obligations to purchase securities pursuant to options written.

The Investment Adviser will select option investments based on market volatility levels, underlying security valuations and perceived market risks. Further, the Investment Adviser evaluates relative option premiums and implied volatilities in determining preferred option contract terms, such as exercise prices and expiration dates.  The Alternative Income Portfolio will typically buy or sell exchange-traded options on market indexes, diversified and non-diversified ETFs, real estate investment trusts (“REITs”), convertible securities and U.S. listed stocks of individual companies .  The Alternative Income Portfolio may also invest in foreign securities, including up to 100% in emerging markets, directly or through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”).  To the extent the Alternative Income Portfolio buys or sells options on single stock equity securities, the aggregate notional exposure to a specific underlying company will typically not exceed 5% of the Alternative Income Portfolio’s net assets at the time of investment.

To satisfy collateral requirements related to the use of derivatives and provide full coverage of potential security purchase obligations related to written options, the Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities including cash or cash equivalents, fixed income closed-end funds (“CEFs”) and ETFs. There are no limitations as to the maturities or credit ratings of the fixed income securities in which the Alternative Income Portfolio may invest, however, fixed income securities held by the Alternative Income Portfolio are generally issued by the U.S. Government or investment grade, large capitalization U.S. companies.

Table of Contents - Prospectus No Load Class
2

In managing the Alternative Income Portfolio’s fixed income holdings, the Investment Adviser will focus on achieving a reasonable risk-adjusted return with an emphasis on capital preservation, while seeking long term growth of capital.  The Investment Adviser will select fixed income securities based on market liquidity, duration risk, credit risk, and yield to maturity.

In connection with the Alternative Income Portfolio’s positions in derivatives, the Alternative Income Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable U.S. Securities and Exchange Commission (“SEC”) requirements.  Additionally, the Alternative Income Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Alternative Income Fund, and indirectly the Alternative Income Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Alternative Income Fund, Alternative Income Portfolio and your investment.

»	Management Risks: The Alternative Income Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, investment objective. The Investment Adviser cannot guarantee the performance of the Alternative Income Fund, nor can it assure you that the market value of your investment will not decline.

»	Liquidity Risks: The Alternative Income Portfolio’s investments in options and, to the extent it invests in certain non-investment grade fixed income securities , including CEFs or ETFs, makes the Alternative Income Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

»	Security Selection Risks: The Alternative Income Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, investment objective.

»	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Conversely, actively-managed ETFs seek an investment objective by investing in a basket of securities based on the investment strategy and discretion of the ETF’s adviser. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Alternative Income Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.
Table of Contents - Prospectus No Load Class
3

»	Foreign Securities Risks: The Alternative Income Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Alternative Income Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

»	Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Alternative Income Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

»	Derivatives Risks: The Alternative Income Portfolio’s investments in options and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Alternative Income Portfolio. If a secondary market does not exist for an option purchased or written by the Alternative Income Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by the Alternative Income Portfolio would have to be exercised in order for the Alternative Income Portfolio to realize any profit and (2) the Alternative Income Portfolio may not be able to sell portfolio securities covering an option written by it until the option expires or it delivers the underlying security, upon exercise. To the extent the Alternative Income Portfolio segregates assets to cover derivative positions, the Alternative Income Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Alternative Income Portfolio properly in a manner consistent with its stated investment objective.

»	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Alternative Income Portfolio. These leveraged instruments may result in losses to the Alternative Income Portfolio or may adversely affect the Alternative Income Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Alternative Income Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

»	Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Alternative Income Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the exercise prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Alternative Income Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.
Table of Contents - Prospectus No Load Class
4

»	REITs Risks: REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

Who may want to invest?
The Alternative Income Fund may be appropriate for investors who:
»	wish to diversify their portfolios;
»	wish to generate income and capital; and
»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Alternative Income Fund’s returns. The bar chart indicates the risks of investing in the Alternative Income Fund by showing the changes in the Alternative Income Fund’s performance from year to year (on a calendar year basis).  The table shows how the Alternative Income Fund’s average annual returns, before and after taxes, compare d with those of the Barclays U.S. 1-3 Year Credit Index and the Barclays U.S. Aggregate Bond Index, which represent broad measures of market performance.  The past performance of the Alternative Income Fund, before and after taxes, is not necessarily an indication of how the Alternative Income Fund or the Alternative Income Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Important note about performance reflecting the Fund’s prior investment strategy.  The performance shown for periods prior to January 1, 2013 reflects a previous investment objective and strategy.  The Fund sought long-term growth of capital as its primary investment objective with a secondary objective to obtain current income while investing at least 80% of its assets in securities of companies engaged in water infrastructure and natural resources with a specific water theme and related activities.  Effective January 1, 2013, the Fund’s performance reflects the significantly different investment objective of seeking to generate income and capital gains with long-term growth of capital as its secondary investment objective while investing in primarily fixed income securities while utilizing an options strategy.

The Alternative Income Fund – No Load Class
Calendar Year Returns as of 12/31

Table of Contents - Prospectus No Load Class
5

Best Quarter:	2009	Q2	17.90%
Worst Quarter:	2011	Q3	-14.09%

The Alternative Income Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns as of 12/31/2015
	1 Year	5 Years	Since Inception (June 29, 2007)
The Alternative Income Fund (KWINX) No Load
Return Before Taxes	2.94%	2.82%	-0. 23%
Return After Taxes on Distributions	2.94%	2.48%	-0. 46%
Return After Taxes on Distributions and Sale of Fund Shares	1.66%	2.06%	-0. 23%
Barclays U.S. 1-3 Year Credit Index (reflects no deductions for fees, expenses or taxes)	0.85%	1.77%	3.31%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	0.55%	3.25%	4.68%

Management
Investment Adviser.  Kinetics Asset Management LLC is the Alternative Income Portfolio’s investment adviser.

Portfolio Managers.  The Alternative Income Portfolio is managed by an investment team with Mr. Stahl and Mr. Houk as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Table of Contents - Prospectus No Load Class
6

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Investment Team Member	5
Murray Stahl	Co-Portfolio Manager	5
James Davolos	Investment Team Member	4
Matthew Houk	Co-Portfolio Manager	N/A
Steven Tuen	Investment Team Member	N/A

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Alternative Income Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus No Load Class
7

THE INTERNET FUND

Investment Objectives
The investment objective of the Internet Fund is long-term growth of capital.  The Internet Fund seeks to obtain current income as a secondary objective.  The Internet Fund is the sole “feeder fund” to The Internet Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Internet Fund.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	No Load Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		No Load Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses		0. 57%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0. 32%
Total Annual Fund Operating Expenses		1. 82%

(1)	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio.

Example.  This Example is intended to help you compare the cost of investing in the Internet Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Internet Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Internet Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs for the Internet Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$185	$573	$985	$2,137

Portfolio Turnover.  The Internet Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Internet Portfolio’s, and therefore the Internet Fund’s, performance.  During the most recent fiscal year, the Internet Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategy
The Internet Fund is a non-diversified fund that invests all of its investable assets in the Internet Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet‑related activities and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet, such as content providers, computer hardware and software, venture capital, Internet service providers, Internet portals, wireless/broadband access, e-commerce, financial service companies, auction houses, and telecommunications.  The Internet Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

Table of Contents - Prospectus No Load Class
8

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development.  The Internet Portfolio may invest in companies of any size, including small and medium-sized companies.  Additionally, the Internet Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Internet Portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Internet Fund, and indirectly the Internet Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Internet Fund, Internet Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Internet Portfolio, and therefore the Internet Fund, is likely to decline in value and you could lose money on your investment.

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s, and therefore the Internet Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Internet Industry Concentration Risks: Investing a substantial portion of the Internet Portfolio’s assets in the Internet industry carries the risk that Internet-related securities will decline in price due to Internet developments. Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»	Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.
Table of Contents - Prospectus No Load Class
9

»	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Internet Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»	Foreign Securities Risks: The Internet Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Non-Diversification Risks: As a non-diversified investment company, the Internet Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio’s shares, and therefore the Internet Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Internet Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

»	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Internet Portfolio. These leveraged instruments may result in losses to the Internet Portfolio or may adversely affect the Internet Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Internet Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

»	Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Internet Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Internet Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.
Table of Contents - Prospectus No Load Class
10

»	Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»	Management Risks: There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Internet Fund may be appropriate for investors who:
»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Internet Fund’s returns. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis).  The table shows how the Internet Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, which represent broad measures of market performance.  The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future.  Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

The Internet Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2009	Q2	26.04%
Worst Quarter:	2008	Q4	-21.36%

The Internet Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Table of Contents - Prospectus No Load Class
11

Average Annual Total Returns as of 12/31/2015

	1 Year	5 Years	10 Years	Since Inception(1)
The Internet Fund (WWWFX) No Load
Return Before Taxes	- 5.42%	10.48%	9.72%	14.21%
Return After Taxes on Distributions	- 10.24%	8.67%	8.77%	13.64%
Return After Taxes on Distributions and Sale of Fund Shares	0.90%	8.39%	8.03%	12.71%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.31%	7.64%
NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)	5.73%	13.55%	8.55%	7.56%
(1)	The Internet Fund’s No Load Class shares commenced operations on October 21, 1996 and converted into a feeder fund of the Internet Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the October 21, 1996 inception date of the Internet Fund’s No Load Class shares.

Management
Investment Adviser.  Kinetics Asset Management LLC is the Internet Portfolio’s investment adviser.

Portfolio Managers.  The Internet Portfolio is managed by an investment team with Mr. Doyle, Mr. Stahl and Mr. Davolos as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Co-Portfolio Manager	17
Murray Stahl	Co-Portfolio Manager	17
James Davolos	Co-Portfolio Manager	10
Steven Tuen	Investment Team Member	17

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Internet Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus No Load Class
12

THE GLOBAL FUND

Investment Objective
The investment objective of the Global Fund is long-term growth of capital.  The Global Fund is the sole “feeder fund” to The Global Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Global Fund.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	No Load Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		No Load Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses		1. 62%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	1. 37%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses(2)		2. 88%
Less: Fee Waiver(3)		-1. 48%
Net Annual Fund Operating Expenses		1.40%

(1)	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.
(2)	Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus which reflects the Global Fund’s operating expenses and does not include 0.01% attributed to acquired fund fees and expenses (“AFFE”).
(3)	Kinetics Asset Management LLC, the investment adviser to the Global Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.39%, excluding AFFE. These waivers and reimbursements are in effect until May 1, 2017, and may not be terminated without the approval of the Board.

Example. This Example is intended to help you compare the cost of investing in No Load Class shares of the Global Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Global Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$143	$752	$1,388	$3,098

Portfolio Turnover.  The Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Global Portfolio’s, and therefore the Global Fund’s, performance.  During the most recent fiscal year, the Global Portfolio’s portfolio turnover rate was 16% of the average value of its portfolio.

Table of Contents - Prospectus No Load Class
13

Principal Investment Strategy
The Global Fund is a diversified fund that invests all of its investable assets in the Global Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of foreign and U.S. companies listed on publicly traded exchanges in countries around the world, and in exchange-traded funds (“ETFs”). Foreign companies are those companies with their primary place of business or headquarters located outside the U.S.  The Global Portfolio invests 40% or more of its net assets in companies located outside of the U.S., including up to 100% in emerging markets and invests in at least 3 countries, which may include the U.S.  The Global Portfolio may also purchase and write options for hedging purposes and/or direct investment and invest in participatory notes (commonly known as “P-notes”) to take positions in certain foreign securities.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging.  This evaluation by the Investment Adviser includes consideration of a company’s potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Global Portfolio may invest in companies of any size, including small and medium-sized companies.  Additionally, the Global Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Global Portfolio.

Principal Investment Risks
The Global Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Global Fund, and indirectly the Global Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Global Fund, Global Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Global Portfolio, and therefore the Global Fund, is likely to decline in value and you could lose money on your investment.
Table of Contents - Prospectus No Load Class
14

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio’s, and therefore the Global Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Small and Medium-Size Company Risks: The Global Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Portfolio’s assets.

»	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Global Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»	Foreign Securities Risks: The Global Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Global Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

»	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Global Portfolio. These leveraged instruments may result in losses to the Global Portfolio or may adversely affect the Global Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Global Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

»	Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Global Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Global Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.
Table of Contents - Prospectus No Load Class
15

»	Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»	Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»	Derivatives Risks: The Global Portfolio’s investments in P-notes and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Global Portfolio.

»	Management Risks: There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Global Fund may be appropriate for investors who:
»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Global Fund’s returns.  The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund’s performance from year to year (on a calendar year basis).  The table shows how the Global Fund’s average annual returns, before and after taxes, compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance.  As of March 14, 2008, the Global Fund and the Global Portfolio, which were formerly known as the Internet Emerging Growth Fund and the Internet Emerging Growth Portfolio, respectively, changed to the investment strategy set forth in this Prospectus.  The performance shown for the periods or portion of periods prior to March 14, 2008 represents performance of the Global Portfolio’s prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and medium-capitalization U.S. and foreign companies engaged in the Internet and Internet-related activities.  The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future.  Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

Table of Contents - Prospectus No Load Class
16

The Global Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2009	Q2	37.66%
Worst Quarter:	2008	Q3	-20.53%

The Global Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns as of 12/31/2015

	1 Year	5 Years	10 Years	Since Inception(1)
The Global Fund (WWWEX) No Load
Return Before Taxes	- 13.83%	0.34%	2.06%	- 3.28%
Return After Taxes on Distributions	- 13.85%	0.26%	1.75%	- 3.60%
Return After Taxes on Distributions and Sale of Fund Shares	-7.82%	0.34%	1.66%	-2.35%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.31%	4.06%
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	-2.36%	6.09%	4.75%	2.90%
(1)	The Global Fund’s No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Global Portfolio on April 28, 2000. The returns for the indices in this column have been calculated since the December 31, 1999 inception date of the Global Fund’s No Load Class shares.

Management
Investment Adviser.  Kinetics Asset Management LLC is the Global Portfolio’s investment adviser.

Portfolio Managers.  The Global Portfolio is managed by an investment team with Mr. Stahl and Mr. Tuen as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Table of Contents - Prospectus No Load Class
17

Investment team member	Primary Title	Years of Service with the Fund
Murray Stahl	Co-Portfolio Manager	17
Steven Tuen	Co-Portfolio Manager	13
Peter B. Doyle	Investment Team Member	17
James Davolos	Investment Team Member	10

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Global Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.
Table of Contents - Prospectus No Load Class
18

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus No Load Class
19

THE PARADIGM FUND

Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Paradigm Fund.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	No Load Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		No Load Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses		0. 46%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0. 21%
Total Annual Fund Operating Expenses		1. 71%
Less: Fee Waiver(2)		-0. 07%
Net Annual Fund Operating Expenses		1.64%

(1)	This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio.
(2)	Kinetics Asset Management LLC, the investment adviser to the Paradigm Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64%, excluding acquired fund fees and expenses (“AFFE”). These waivers and reimbursements are in effect until May 1, 2017, and may not be terminated without the approval of the Board.

Example.  This Example is intended to help you compare the cost of investing in the Paradigm Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Paradigm Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$167	$532	$922	$2,014

Portfolio Turnover.  The Paradigm Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, performance.  During the most recent fiscal year, the Paradigm Portfolio’s portfolio turnover rate was 2% of the average value of its portfolio.
Table of Contents - Prospectus No Load Class
20

Principal Investment Strategy
The Paradigm Fund is a non-diversified fund that invests all of its investable assets in the Paradigm Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks  (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies including up to 100% in emerging markets, and in exchange-traded funds (“ETFs”).  The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued, that have, or are expected to soon have, high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Paradigm Portfolio will carry out its investment strategy by regarding investments as representing fractional ownership in the underlying companies’ assets.  This will allow the Paradigm Portfolio, and therefore the Paradigm Fund, to attempt to achieve its investment objective by acting as a classic value investor seeking high returns on equity, an intrinsic characteristic of the investment, not a reappraisal of a company’s stock value by the market, an external factor.  The Paradigm Portfolio may also purchase and write options for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Paradigm Portfolio may invest in companies of any size, including small and medium-size companies.  Additionally, the Paradigm Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Paradigm Portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Paradigm Fund, and indirectly the Paradigm Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Paradigm Portfolio, and therefore the Paradigm Fund, is likely to decline in value and you could lose money on your investment.

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, investment objective.
Table of Contents - Prospectus No Load Class
21

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

»	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Paradigm Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»	Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Non-Diversification Risks: As a non-diversified investment company, the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio’s shares, and therefore the Paradigm Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Paradigm Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

»	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Paradigm Portfolio. These leveraged instruments may result in losses to the Paradigm Portfolio or may adversely affect the Paradigm Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Paradigm Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

»	Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Paradigm Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Paradigm Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.
Table of Contents - Prospectus No Load Class
22

»	Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»	Management Risks: There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Paradigm Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Paradigm Fund’s returns. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis).  The table shows how the Paradigm Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance.  The past performance of the Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

The Paradigm Fund – No Load Class
Calendar Year Returns as of 12/31

Table of Contents - Prospectus No Load Class
23

Best Quarter:	2009	Q2	32.12%
Worst Quarter:	2008	Q4	-29.00%

The Paradigm Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns as of 12/31/2015
	1 Year	5 Years	10 Years	Since Inception(1)
The Paradigm Fund (WWNPX) No Load
Return Before Taxes	-8.33%	6.47%	5.08%	8.04%
Return After Taxes on Distributions	-8.33%	6.39%	4.98%	7.93%
Return After Taxes on Distributions and Sale of Fund Shares	-4.72%	5.08%	4.09%	6.80%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.31%	4.06%
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	-2.36%	6.09%	4.75%	2.90%
(1)	The Paradigm Fund’s No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Paradigm Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the December 31, 1999 inception date of the Paradigm Fund’s No Load Class shares.

Management
Investment Adviser.  Kinetics Asset Management LLC is the Paradigm Portfolio’s investment adviser.

Portfolio Managers.  The Paradigm Portfolio is managed by an investment team with Mr. Doyle and Mr. Stahl as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Co-Portfolio Manager	17
Murray Stahl	Co-Portfolio Manager	17
James Davolos	Investment Team Member	10

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Paradigm Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.
Table of Contents - Prospectus No Load Class
24

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus No Load Class
25

THE MEDICAL FUND
Investment Objective
The investment objective of the Medical Fund is long-term growth of capital.  The Medical Fund is the sole “feeder fund” to The Medical Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Medical Fund.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	No Load Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		No Load Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses		0.74%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0.49%
Total Annual Fund Operating Expenses		1.99%
Less: Fee Waiver(2)		-0.60%
Net Annual Fund Operating Expenses		1.39%
(1)	This table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio. The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio.
(2)	Kinetics Asset Management LLC, the investment adviser to the Medical Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.39%, excluding acquired fund fees and expenses (“AFFE”). These waivers and reimbursements are in effect until May 1, 2017, and may not be terminated without the approval of the Board.

Example.  This Example is intended to help you compare the cost of investing in the Medical Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Medical Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$142	$566	$1,017	$2,269

Portfolio Turnover.  The Medical Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Medical Portfolio’s, and therefore the Medical Fund’s, performance.  During the most recent fiscal year, the Medical Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.
Table of Contents - Prospectus No Load Class
26

Principal Investment Strategy
The Medical Fund is a non-diversified fund that invests all of its investable assets in the Medical Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies.  These types of companies derive at least 50% of their revenue from such activities.  The Medical Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.  The Medical Portfolio may invest in companies of any size, including small and medium-size companies.  Additionally, the Medical Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Medical Portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Medical Fund, and indirectly the Medical Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Medical Fund, the Medical Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Medical Portfolio, and therefore the Medical Fund, is likely to decline in value and you could lose money on your investment.

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s, and therefore the Medical Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.
Table of Contents - Prospectus No Load Class
27

»	Industry Emphasis Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

»	Concentration Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, it is possible that a medical device or product may fail after its research period; such research period may involve substantial research, testing and development time and the development company may incur significant costs. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

»	Small and Medium-Size Company Risks: The Medical Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

»	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Medical Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»	Foreign Securities Risks: The Medical Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Non-Diversification Risks: As a non-diversified investment company, the Medical Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio’s shares, and therefore the Medical Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Medical Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

»	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Medical Portfolio. These leveraged instruments may result in losses to the Medical Portfolio or may adversely affect the Medical Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Medical Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.
Table of Contents - Prospectus No Load Class
28

»	Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Medical Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Medical Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»	Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»	Management Risks: There is no guarantee that the Medical Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Medical Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Medical Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Medical Fund’s returns.  The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis).  The table shows how the Medical Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, which represent broad measures of market performance.  The past performance of the Medical Fund, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.
Table of Contents - Prospectus No Load Class
29

The Medical Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2013	Q1	20.54%
Worst Quarter:	2011	Q3	-15.60%

The Medical Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns as of 12/31/2015
	1 Year	5 Years	10 Years	Since Inception(1)
The Medical Fund (MEDRX) No Load
Return Before Taxes	6.59%	16.21%	11.25%	10.23%
Return After Taxes on Distributions	4.60%	14.98%	10.40%	9.69%
Return After Taxes on Distributions and Sale of Fund Shares	4.69%	12.99%	9.24%	8.72%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.31%	4.89%
NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)	5.73%	13.55%	8.55%	3.77%
(1)	The Medical Fund’s No Load Class shares commenced operations on September 30, 1999 and converted into a feeder fund of the Medical Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the September 30, 1999 inception date for the Medical Fund’s No Load Class shares.

Management
Investment Adviser.  Kinetics Asset Management LLC is the Medical Portfolio’s investment adviser.
Table of Contents - Prospectus No Load Class
30

Portfolio Managers.  The Medical Portfolio is managed by an investment team with Mr. Abel as the Portfolio Manager.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
B. Paul Abel	Portfolio Manager	17
Peter B. Doyle	Investment Team Member	17
Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Medical Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus No Load Class
31

THE SMALL CAP OPPORTUNITIES FUND

Investment Objective
The investment objective of the Small Cap Opportunities Fund (the “Small Cap Fund”) is long-term growth of capital.  The Small Cap Fund is the sole “feeder fund” to The Small Cap Opportunities Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Fund.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	No Load Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		No Load Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses		0.48%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0.23%
Total Annual Fund Operating Expenses		1.73%
Less: Fee Waiver(2)		-0.09%
Net Annual Fund Operating Expenses		1.64%
(1)	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio.
(2)	Kinetics Asset Management LLC, the investment adviser to the Small Cap Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64%, excluding acquired fund fees and expenses (“AFFE”). These waivers and reimbursements are in effect until May 1, 2017, and may not be terminated without the approval of the Board.

Example.  This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$167	$536	$930	$2,033

Portfolio Turnover.  The Small Cap Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Small Cap Portfolio’s, and therefore the Small Cap Fund’s, performance.  During the most recent fiscal year, the Small Cap Portfolio’s portfolio turnover rate was 2% of the average value of its portfolio.
Table of Contents - Prospectus No Load Class
32

Principal Investment Strategy
The Small Cap Fund is a non-diversified fund that invests all of its investable assets in the Small Cap Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities.  The Small Cap Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment. The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those with market capitalizations at or below the highest market capitalization of a component security within the Russell 2000® Index.  The highest market capitalization of a company within the Russell 2000® Index was approximately $6.053 billion as of March 31, 2016.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio focuses on undervalued and special situation small capitalization equities that the Investment Adviser believes have the potential for rewarding long-term investment results.  Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria, (e.g., companies that are selling below their perceived intrinsic value, have limited or no institutional ownership, have had short-term earnings shortfalls, have had a recent initial public offering (“IPO”) but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have modest price to earnings ratios). The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development.  Additionally, the Small Cap Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Small Cap Portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Small Cap Portfolio, and therefore the Small Cap Fund, is likely to decline in value and you could lose money on your investment.
Table of Contents - Prospectus No Load Class
33

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s, and therefore the Small Cap Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Small-Capitalization Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-capitalization companies. Small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

»	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Small Cap Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»	Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Non-Diversification Risks: As a non-diversified investment company, the Small Cap Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio’s shares, and therefore the Small Cap Fund’s shares, more than shares of a more diversified mutual fund that holds more investments.

»	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Small Cap Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

»	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Small Cap Portfolio. These leveraged instruments may result in losses to the Small Cap Portfolio or may adversely affect the Small Cap Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Small Cap Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

»	Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Small Cap Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Small Cap Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.
Table of Contents - Prospectus No Load Class
34

»	Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»	Special Situations Risks: The Small Cap Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Small Cap Portfolio, and therefore the Small Cap Fund.

»	Management Risks: There is no guarantee that the Small Cap Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.

»	IPO Risk: IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Who may want to invest?
The Small Cap Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Small Cap Fund’s returns.  The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis).  The table shows how the Small Cap Fund’s average annual returns, before and after taxes, compare with those of the Russell 2000® Index and the S&P 500® Index, which represent broad measures of market performance.  The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.
Table of Contents - Prospectus No Load Class
35

The Small Cap Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2009	Q2	41.94%
Worst Quarter:	2008	Q4	-29.94%

The Small Cap Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns as of 12/31/2015
	1 Year	5 Years	10 Years	Since Inception(1)
The Small Cap Opportunities Fund (KSCOX) No Load
Return Before Taxes	-12.26%	7.25%	5.16%	8.58%
Return After Taxes on Distributions	-12.26%	7.21%	5.02%	8.37%
Return After Taxes on Distributions and Sale of Fund Shares	-6.94%	5.70%	4.09%	7.18%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	-4.41%	9.19%	6.80%	6.11%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.31%	4.16%
(1)	The Small Cap Fund’s No Load Class shares commenced operations on March 20, 2000, and converted to a feeder fund of the Small Cap Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the March 20, 2000 inception date of the Small Cap Fund’s No Load Class shares.

Management
Investment Adviser.  Kinetics Asset Management LLC is the Small Cap Portfolio’s investment adviser.

Portfolio Managers. The Small Cap Portfolio is managed by an investment team with Mr. Doyle, Mr. Stahl and Mr. Houk as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.
Table of Contents - Prospectus No Load Class
36

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Co-Portfolio Manager	16
Murray Stahl	Co-Portfolio Manager	16
Matthew Houk	Co-Portfolio Manager	5
James Davolos	Investment Team Member	10

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Small Cap Opportunities Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus No Load Class
37

THE MARKET OPPORTUNITIES FUND

Investment Objective
The investment objective of the Market Opportunities Fund is long-term growth of capital.  The Market Cap Opportunities Fund is the sole “feeder fund” to The Market Cap Opportunities Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Market Opportunities Fund.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	No Load Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		No Load Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses		0.65%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0.40%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.91%
Less: Fee Waiver(2)		-0.26%
Net Annual Fund Operating Expenses		1.65%
(1)	This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio. The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio.
(2)	Kinetics Asset Management LLC, the investment adviser to the Market Opportunities Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64%, excluding acquired fund fees and expenses (“AFFE”). These waivers and reimbursements are in effect until May 1, 2017, and may not be terminated without the approval of the Board.

Example. This Example is intended to help you compare the cost of investing in the Market Opportunities Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Market Opportunities Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$168	$575	$1,007	$2,212

Portfolio Turnover.  The Market Opportunities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, performance.  During the most recent fiscal year, the Market Opportunities Portfolio’s portfolio turnover rate was 2% of the average value of its portfolio.
Table of Contents - Prospectus No Load Class
38

Principal Investment Strategy
The Market Opportunities Fund is a non-diversified fund that invests all of its investable assets in the Market Opportunities Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry.  Capital market companies include companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses.  The Market Opportunities Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, derivative exchanges, and capital markets; companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies and companies in the gaming industry; and from companies that act as facilitators such as publicly traded expressways, airports, roads and railways.  Companies that experience operational scale from increased volume are similar to capital markets companies because they have greater fixed costs than variable costs, operating margins that rise once fixed costs are covered, and an ability to generate higher operating margins once fixed costs are covered (referred to as operating leverage).  High operating leverage describes a company’s ability to experience rising profit margins as revenues increase.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria.  The Investment Adviser seeks to invest in companies with high operating leverage that can expand capacity with negligible or limited associated costs.  Generally, high returns on equity, long product life cycles, high barriers to entry and certain degrees of financial gearing are necessary for this.  Financial gearing occurs with the use of loans and debt in companies where it is necessary to build capacity and infrastructure before operations can begin.  Additionally, the Market Opportunities Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Market Opportunities Portfolio.
Table of Contents - Prospectus No Load Class
39

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Market Opportunities Fund, Market Opportunities Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Market Opportunities Portfolio, and therefore the Market Opportunities Fund, is likely to decline in value and you could lose money on your investment.

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Sector Emphasis Risks: The Market Opportunities Portfolio’s investments in the capital markets sector subjects it to the risks affecting that sector more than would a fund that invests in a wide variety of market sectors. For instance, companies in the capital markets sector may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in this sector. The Market Opportunities Portfolio’s investments in the gaming sector may be adversely affected by changes in economic conditions. The casino industry is particularly susceptible to economic conditions that negatively affect tourism. Casino and gaming companies are highly competitive, and new products, casino concepts and venues are competitive challenges to existing companies. In addition, gaming and related companies are highly regulated, and state and federal legislative changes can significantly impact profitability in those sectors.

»	Small and Medium-Size Company Risks: The Market Opportunities Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market Opportunities Portfolio’s assets.

»	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Market Opportunities Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»	Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.
Table of Contents - Prospectus No Load Class
40

»	Non-Diversification Risks: As a non-diversified investment company, the Market Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio’s shares, and therefore the Market Opportunities Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Market Opportunities Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

»	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Market Opportunities Portfolio. These leveraged instruments may result in losses to the Market Opportunities Portfolio or may adversely affect the Market Opportunities Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Market Opportunities Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

»	Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Market Opportunities Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Market Opportunities Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»	Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»	Management Risks: There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market Opportunities Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Market Opportunities Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.
Table of Contents - Prospectus No Load Class
41

Performance
The bar chart and table shown below illustrate the variability of the Market Opportunities Fund’s returns. The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities Fund’s performance from year to year (on a calendar year basis).  The table shows how the Market Opportunities Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI EAFE Index, which represent broad measures of market performance.  The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

The Market Opportunities Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2009	Q2	30.50%
Worst Quarter:	2008	Q4	-27.18%

The Market Opportunities Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns as of 12/31/2015
	1 Year	5 Years	Since Inception (January 31, 2006)
The Market Opportunities Fund (KMKNX) No Load
Return Before Taxes	-9.11%	6.41%	5.30%
Return After Taxes on Distributions	-9.11%	6.30%	5.14%
Return After Taxes on Distributions and Sale of Fund Shares	-5.16%	5.04%	4.27%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.09%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	-0.81%	3.60%	2.44%

Management
Investment Adviser.  Kinetics Asset Management LLC is the Market Opportunities Portfolio’s investment adviser.
Table of Contents - Prospectus No Load Class
42

Portfolio Managers.  The Market Opportunities Portfolio is managed by an investment team with Mr. Doyle and Mr. Stahl as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.
Table of Contents - Prospectus No Load Class
43

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Co-Portfolio Manager	10
Murray Stahl	Co-Portfolio Manager	10
Eric Sites	Investment Team Member	5
James Davolos	Investment Team Member	10

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Market Opportunities Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus No Load Class
44

THE MULTI-DISCIPLINARY INCOME FUND

Investment Objectives
The investment objective of the Multi-Disciplinary Income Fund (formerly, the Multi-Disciplinary Fund) is total return.  The Multi-Disciplinary Income Fund is the sole “feeder fund” to The Multi-Disciplinary Income Portfolio (formerly, the Multi-Disciplinary Portfolio), a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Multi-Disciplinary Income Fund.

Fee Table(1)
SHAREHOLDER FEES (fees paid directly from your investment)	No Load Class
Redemption Fee (as a percentage of amount redeemed on shares held for less than 30 days, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		No Load Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses )		0.54%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0.29%
Acquired Fund Fees and Expenses		0.18%
Total Annual Fund Operating Expenses(2)		1.97%
Less: Fee Waiver(3)		-0.30%
Net Annual Fund Operating Expenses		1.67%
(1)	This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Income Fund and the Multi-Disciplinary Income Portfolio. The management fees paid by the Multi-Disciplinary Income Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Income Fund from the Multi-Disciplinary Income Portfolio.
(2)	Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus which reflects the Multi-Disciplinary Income Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).
(3)	Kinetics Asset Management LLC, the investment adviser to the Multi-Disciplinary Income Portfolio of the Kinetics Income Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.49%, excluding AFFE and interest expense on securities sold short. These waivers and reimbursements are in effect until May 1, 2017, and may not be terminated without the approval of the Board.

Example.  This Example is intended to help you compare the cost of investing in the Multi-Disciplinary Income Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Multi-Disciplinary Income Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Multi-Disciplinary Income Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Income Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$170	$589	$1,035	$2,272

Table of Contents - Prospectus No Load Class
45

Portfolio Turnover.  The Multi-Disciplinary Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Multi-Disciplinary Income Portfolio’s, and therefore the Multi-Disciplinary Income Fund’s, performance.  During the most recent fiscal year, the Multi-Disciplinary Income Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategy
The Multi-Disciplinary Income Fund is a diversified fund that invests all of its investable assets in the Multi-Disciplinary Income Portfolio, a series of Kinetics Portfolios Trust.  “Total Return” sought by the Multi-Disciplinary Income Portfolio consists of income earned on the Multi-Disciplinary Income Portfolio’s investments, plus capital appreciation. The Multi-Disciplinary Income Portfolio utilizes a two-part investment strategy, which includes fixed-income components, including fixed-income exchange-traded funds (“ETFs”), and derivatives components.  Under normal circumstances, the Multi-Disciplinary Income Portfolio will invest at least 65% of its net assets in fixed-income securities, derivatives and cash or cash equivalents committed as collateral for written option contracts.

There is no limit on the amount of assets the Multi-Disciplinary Income Portfolio may invest in fixed-income securities.  For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers, including emerging markets issuers.  Corporate bonds held by the Multi-Disciplinary Income Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years.  However, there is no limit as to the maturities or credit ratings associated with such bonds.  The Multi-Disciplinary Income Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries.  The Multi-Disciplinary Income Portfolio may invest up to 100% of its assets in debt securities that are rated below investment grade (“junk” bonds) and up to 5% of its total assets in defaulted junk bonds. The Multi-Disciplinary Income Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Multi-Disciplinary Income Portfolio may invest up to 100% of its total assets in selling equity put options.  The Multi-Disciplinary Income Portfolio may also invest more than 5% in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return.  The Multi-Disciplinary Income Portfolio may also buy puts on specific underlying equity securities that are traded on a national securities exchange.  The Multi-Disciplinary Income Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid.  In connection with the Multi-Disciplinary Income Portfolio’s positions in derivatives, the Multi-Disciplinary Income Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable U.S. Securities and Exchange Commission (“SEC”) requirements.

The Investment Adviser uses a bottom-up approach in managing the Multi-Disciplinary Income Fund, which means that the focus is on the analysis of individual securities.  By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company’s current valuation and earning potential and assesses the company’s competitive positioning.  The bonds purchased in the Multi-Disciplinary Income Portfolio are selected from the same universe of companies that the Investment Adviser uses for equity investments.  All of the same characteristics apply, however, in the Multi-Disciplinary Income Portfolio option premiums are also considered.  Additionally, the Multi-Disciplinary Income Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.
Table of Contents - Prospectus No Load Class
46

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade Multi-Disciplinary Income Portfolio securities.

Principal Investment Risks
The Multi-Disciplinary Income Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Multi-Disciplinary Income Fund, and indirectly the Multi-Disciplinary Income Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Multi-Disciplinary Income Fund, Multi-Disciplinary Income Portfolio and your investment.

»	Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»	Credit Default Swap Agreement Risks. The Fund may enter into credit default swap agreements as a “buyer” or “seller” of credit protection on liquid credit indices. In instances where the Fund is a protection seller (receives a periodic fee over the life of the contract in return for the obligation to compensate the protection buyer for loss), the Fund will assume the risks associated with credit deterioration (spread widening) as well as default risk. In the event of default, the Fund is obligated to pay the buyer of credit protection the notional value of the swap less the recovery rate on the reference asset.

»	Derivatives Risks: The Multi-Disciplinary Income Portfolio’s investments in futures, options and swaps and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Multi-Disciplinary Income Portfolio. To the extent the Multi-Disciplinary Income Portfolio segregates assets to cover derivatives positions, the Multi-Disciplinary Income Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Multi-Disciplinary Income Portfolio properly in a manner consistent with its stated investment objective.

»	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Multi-Disciplinary Income Portfolio. These leveraged instruments may result in losses to the Multi-Disciplinary Income Portfolio or may adversely affect the Multi-Disciplinary Income Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Multi-Disciplinary Income Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

»	Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Multi-Disciplinary Income Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Multi-Disciplinary Income Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.
Table of Contents - Prospectus No Load Class
47

»	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Income Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

»	Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Multi-Disciplinary Income Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

»	Security Selection Risks: The Multi-Disciplinary Income Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Multi-Disciplinary Income Portfolio’s, and therefore the Multi-Disciplinary Income Fund’s, investment objective.

»	Liquidity Risks: The Multi-Disciplinary Income Portfolio’s investments in the securities of small and medium capitalization companies and in non-investment grade fixed-income securities makes the Multi-Disciplinary Income Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

»	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Multi-Disciplinary Income Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»	Foreign Securities Risks: The Multi-Disciplinary Income Portfolio may invest directly in foreign debt securities or in U.S. dollar-denominated foreign debt securities through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»	Management Risks: There is no guarantee that the Multi-Disciplinary Income Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Multi-Disciplinary Income Fund, nor can it assure you that the market value of your investment will not decline.
Table of Contents - Prospectus No Load Class
48

Who may want to invest?
The Multi-Disciplinary Income Fund may be appropriate for investors who:

»	wish to diversify their portfolios;

»	wish to generate income and capital;

»	wish to invest for the long-term; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Multi-Disciplinary Income Fund’s returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Income Fund by showing the changes in the Multi-Disciplinary Income Fund’s performance from year to year (on a calendar year basis).  The table shows how the Multi-Disciplinary Income Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the Barclays U.S. Aggregate Bond Index and Barclays U.S. Corporate High Yield Bond Index, which represent broad measures of market performance.  The past performance of the Multi-Disciplinary Income Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Income Fund or the Multi-Disciplinary Income Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

The Multi-Disciplinary Income Fund – No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2012	Q1	10.53%
Worst Quarter:	2011	Q3	-12.34%

The Multi-Disciplinary Income Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Table of Contents - Prospectus No Load Class
49

Average Annual Total Returns as of 12/31/2015
	1 Year	5 Years	Since Inception (February 11, 2008)
The Multi-Disciplinary Income Fund (KMDNX) No Load
Return Before Taxes	-2.17%	3.87%	4.18%
Return After Taxes on Distributions	-3.12%	2.23%	2.75%
Return After Taxes on Distributions and Sale of Fund Shares	-1.21%	2.33%	2.68%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	0.55%	3.25%	4.07%
Barclays U.S. Corporate High Yield Bond Index (reflects no deductions for fees, expenses or taxes)	-4.47%	5.04%	7.47%

Management
Investment Adviser.  Kinetics Asset Management LLC is the Multi-Disciplinary Income Portfolio’s investment adviser.

Portfolio Managers.  The Multi-Disciplinary Income Portfolio is managed by an investment team with Mr. Stahl and Mr. Houk as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Investment Team Member	8
Murray Stahl	Co-Portfolio Manager	8
Matthew Houk	Co-Portfolio Manager	N/A
Steven Tuen	Investment Team Member	N/A

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Multi-Disciplinary Income Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.

Tax Information
Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus No Load Class
50

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

THE ALTERNATIVE INCOME FUND

The Alternative Income Portfolio’s option strategy focuses on the use of options on market indexes, exchange-traded funds or companies in order to seek current income and gains. The options considered for investment are determined by fundamental analysis review by the Investment Adviser’s Research team, including but not limited to valuation, credit analysis and earnings quality.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold.  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, currency or other instrument at the exercise price.  A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

The put options that the Alternative Income Portfolio writes or purchases on specific underlying equity securities are generally traded on a national securities exchange.  By writing put options, the Alternative Income Portfolio receives income in the form of cash premiums from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Alternative Income Portfolio.  The Alternative Income Portfolio is not expected to make a cash payment if the prevailing market value of the underlying equity securities on an expiration date exceeds the exercise price of the put option that the Alternative Income Portfolio has written.

The Alternative Income Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, which may persist for extended periods of time, the Alternative Income Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Alternative Income Portfolio engages in a temporary defensive strategy, particularly for prolonged periods of time, the Alternative Income Portfolio, and therefore the Alternative Income Fund, may not achieve its investment objective.

Fund Structure
The Alternative Income Portfolio has an investment objective identical to that of the Alternative Income Fund.  The Alternative Income Fund may withdraw its investment from the Alternative Income Portfolio at any time if the Board of Directors of Kinetics Mutual Funds, Inc. (the “Company”) determines that it is in the best interests of the Alternative Income Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Alternative Income Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Alternative Income Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Alternative Income Fund’s assets directly.
Table of Contents - Prospectus No Load Class
51

THE INTERNET FUND

The Investment Adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike.  The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Internet Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet.  Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, they meet the Internet Portfolio’s investment criteria. Also, such companies’ core business may not be primarily Internet-related. Such companies include, but are not limited to, the following:

»	Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

»	Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

»	Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

»	Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

»	Internet Service Providers: Companies that provide users with access to the Internet.

»	Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

»	Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

»	E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

»	Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

»	Other Companies: Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

The Internet Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.
Table of Contents - Prospectus No Load Class
52

Temporary Investments
To respond to adverse market, economic, political or other conditions, which may persist for extended periods of time, the Internet Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Internet Portfolio engages in a temporary defensive strategy, particularly for prolonged periods of time, the Internet Portfolio, and therefore the Internet Fund, may not achieve its investment objective.

Fund Structure
The Internet Portfolio has an investment objective identical to that of the Internet Fund.  The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Internet Fund’s assets directly.

THE GLOBAL FUND

The Global Portfolio securities selected by the Investment Adviser generally will be those of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and those of U.S. companies that benefit from international economic growth.  An increase in growth may occur by entry into new distribution channels, through an ability to leverage brand identity, and by improvement in the underlying cost/profitability dynamics of the business.  Accordingly, the Global Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Global Portfolio’s investment criteria.  Such companies include, but are not limited to, the following:

»	Infrastructure: Companies that hold equity stakes in or are involved in building, owning or operating infrastructure assets including electric generation and transmission, airports, toll roads, railways, ports, etc.

»	Energy: Companies that explore for, finance, produce, market or distribute energy-oriented products and services, including oil and natural gas, coal and alternate energy sources.

»	Utilities: Companies and industries such as gas, electric and telephone.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Real Estate Development: Companies that provide commercial real estate property and services.

»	Business Services: Companies that provide business-to-business products and services.

»	Healthcare: Companies and industries such as pharmaceuticals, healthcare services, contracting services, hospitals, medical devices, medical equipment, etc.

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Travel & Leisure: Companies that provide transportation and recreational services.

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.
Table of Contents - Prospectus No Load Class
53

The Global Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

The Global Portfolio may also invest in participatory notes. Participatory notes (commonly known as “P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

Temporary Investments
To respond to adverse market, economic, political or other conditions, which may persist for extended periods of time, the Global Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Global Portfolio engages in a temporary defensive strategy, particularly for prolonged periods of time, the Global Portfolio, and therefore the Global Fund, may not achieve its investment objective.

Fund Structure
The Global Portfolio has an investment objective identical to that of the Global Fund.  The Global Fund may withdraw its investment from the Global Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Global Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Global Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Global Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Global Fund’s assets directly.

THE PARADIGM FUND

The Paradigm Portfolio’s securities will be selected by the Investment Adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Paradigm Portfolio’s investment criteria.  Accordingly, the Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  Such companies include, but are not limited to, the following:

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Real Estate Development: Companies that provide commercial real estate property and services.

»	Business Services: Companies that provide business-to-business products and services.

»	Travel & Leisure: Companies that provide transportation and recreational services.
Table of Contents - Prospectus No Load Class
54

»	Utilities: Companies and industries such as gas, electric and telephone.

The Paradigm Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, which may persist for extended periods of time, the Paradigm Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Paradigm Portfolio engages in a temporary defensive strategy, particularly for prolonged periods of time, the Paradigm Portfolio, and therefore the Paradigm Fund, may not achieve its investment objective.

Fund Structure
The Paradigm Portfolio has an investment objective identical to that of the Paradigm Fund.  The Paradigm Fund may withdraw its investment from the Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Paradigm Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Paradigm Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Paradigm Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Paradigm Fund’s assets directly.

THE MEDICAL FUND

The Medical Portfolio’s Investment Adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities.  Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Medical Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the medical industry generally, including, among others, companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Medical Portfolio’s investment criteria.  Such companies include, but are not limited to, the following:

»	Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

»	Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

»	Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

»	Biotech & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.
Table of Contents - Prospectus No Load Class
55

The Medical Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, which may persist for extended periods of time, the Medical Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Medical Portfolio engages in a temporary defensive strategy, particularly for prolonged periods of time, the Medical Portfolio, and therefore the Medical Fund, may not achieve its investment objective.

Fund Structure
The Medical Portfolio has an investment objective identical to that of the Medical Fund.  The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Medical Fund’s assets directly.

THE SMALL CAP OPPORTUNITIES FUND

The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those with market capitalizations at or below the highest market capitalization of a component security within the Russell 2000® Index.  The highest market capitalization of a company within the Russell 2000® Index was approximately $6.053 billion as of March 31, 2016.  The Investment Adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have little or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria.  Such companies include, but are not limited to, the following:

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Manufacturing and Consumer Products: Companies that manufacture and distribute products to retail outlets.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Small Cap Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Table of Contents - Prospectus No Load Class
56

Temporary Investments
To respond to adverse market, economic, political or other conditions, which may persist for extended periods of time, the Small Cap Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Small Cap Portfolio engages in a temporary defensive strategy, particularly for prolonged periods of time, the Small Cap Portfolio, and therefore the Small Cap Fund, may not achieve its investment objective.

Fund Structure
The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund.  The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Small Cap Fund’s assets directly.

THE MARKET OPPORTUNITIES FUND

Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, derivative exchanges, capital markets and companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies, publicly traded expressways, airports, roads and railways, or from companies in the gaming industry.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria.  The Investment Adviser selects portfolio securities by, among other things, evaluating a company’s balance sheets, corporate revenues, earnings and dividends.  Such companies include, but are not limited to, the following:

»	Exchanges: Companies that are organized as public exchanges where debt and equity securities are traded, including derivative exchanges.

»	Financial Services: Companies that engage in financial service transactions relating to capital markets such as banking, credit cards and investment services.

»	Business Services: Companies that provide business-to-business products and services involving capital markets or the gaming industry.

»	Gaming: Companies engaged in casino entertainment, including casino resorts and other leisure activities.

Other leisure activities are defined as those activities that individuals engage in for entertainment, enjoyment and pleasure, which may take place at casinos.  Additionally, a substantial aspect of the operations of gaming companies is the operation of casino resorts, which includes, but is not limited to lodging, amenities and recreational activities.

Although the Market Opportunities Portfolio intends to focus its investments in the capital markets and gaming sectors, the Market Opportunities Portfolio may also purchase the securities of companies such as auction houses and payroll and other processing companies that, due to the fixed costs of their operations, benefit from an increase in the volume of sales/transactions.
Table of Contents - Prospectus No Load Class
57

The Market Opportunities Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, which may persist for extended periods of time, the Market Opportunities Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Market Opportunities Portfolio engages in a temporary defensive strategy, particularly for prolonged periods of time, the Market Opportunities Portfolio, and therefore the Market Opportunities Fund, may not achieve its investment objective.

Fund Structure
The Market Opportunities Portfolio has an investment objective identical to that of the Market Opportunities Fund.  The Market Opportunities Fund may withdraw its investment from the Market Opportunities Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Market Opportunities Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Market Opportunities Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Market Opportunities Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Market Opportunities Fund’s assets directly.

THE MULTI-DISCIPLINARY INCOME FUND

The Multi-Disciplinary Income Portfolio’s option strategy component focuses on the use of options on companies that the Investment Adviser believes have unique business attributes and/or long-term unique fundamental business characteristics.  The companies considered by the Investment Adviser for various option strategies undergo a fundamental analysis review by the Investment Adviser’s research team, including but not limited to valuation, credit analysis, and earnings quality.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold.  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, currency or other instrument at the exercise price.  A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

The put options that the Multi-Disciplinary Income Portfolio writes or purchases on specific underlying equity securities are generally traded on a national securities exchange.  By writing put options, the Multi-Disciplinary Income Portfolio receives income in the form of cash premiums from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Multi-Disciplinary Income Portfolio.  The Multi-Disciplinary Income Portfolio is not expected to make a cash payment if the prevailing market value of the underlying equity securities on an expiration date exceeds the strike price of the put option that the Multi-Disciplinary Income Portfolio has written.

The Multi-Disciplinary Income Portfolio may hold equity securities in limited circumstances.  For example, a position will result if put options are exercised against the Multi-Disciplinary Income Portfolio, in connection with a corporate restructuring of an issuer or convertible securities. However, the Multi-Disciplinary Income Portfolio will not invest directly in equity securities.
Table of Contents - Prospectus No Load Class
58

There are no limitations on the amount that the Multi-Disciplinary Income Portfolio may invest or hold in any single issuer; however, the Multi-Disciplinary Income Portfolio currently intends to limit its investments at the time of purchase to 10% of the Multi-Disciplinary Income Portfolio’s assets in any single position.

Temporary Investments
To respond to adverse market, economic, political or other conditions, which may persist for extended periods of time, the Multi-Disciplinary Income Portfolio may invest up to 100% of its assets in high quality, U.S. short-term debt securities and money market instruments. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.  To the extent that the Multi-Disciplinary Income Portfolio engages in a temporary defensive strategy, particularly for prolonged periods of time, the Multi-Disciplinary Income Portfolio, and therefore the Multi-Disciplinary Income Fund, may not achieve its investment objective.

Fund Structure
The Multi-Disciplinary Income Portfolio has an investment objective identical to that of the Multi-Disciplinary Income Fund.  The Multi-Disciplinary Income Fund may withdraw its investment from the Multi-Disciplinary Income Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Multi-Disciplinary Income Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Multi-Disciplinary Income Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Multi-Disciplinary Income Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Multi-Disciplinary Income Fund’s assets directly.

Additional Information About the Risks of Investing in Each of the Funds
The principal risks of investing in each Fund are described previously in each Fund’s summary section of this Prospectus.  This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds.

Additional Detail of Certain Primary Risks
Derivatives Risk
Each Portfolio may invest in derivatives such as options.  The successful use of these investment practices depends on the Investment Adviser’s ability to forecast stock price movements correctly.  Should stock prices move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used.  Unlike many exchange-traded options, there are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue for an unlimited extent over a period of time.  In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

A Portfolio’s ability to dispose of its positions in options, depends on the availability of liquid markets in such instruments.  Markets in options with respect to a number of types of securities are relatively new and still developing.  It is impossible to predict the amount of trading interest that may exist in various types of options.  If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) a Portfolio may not be able to sell portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, upon exercise. Therefore, no assurance can be given that a Portfolio will be able to utilize these instruments effectively.  In addition, the ability to engage in options transactions may be limited by tax considerations and the use of certain hedging activities may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.
Table of Contents - Prospectus No Load Class
59

The Paradigm Portfolio may enter into futures contracts in U.S. domestic markets or on exchanges located outside of the U.S. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the U.S.  Foreign markets, however, may have greater risk potential than domestic markets.  For example, some foreign exchanges are principal markets, so that no common clearing facility exists and that an investor may look only to the broker or counter-party for the performance of the contract.  Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, including the Portfolios.  If the proposed rule is adopted and goes into effect, it could require modifications to the Portfolios’ and the Funds’ investment strategies and use of derivatives.

Foreign Securities
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments.  However, foreign securities may be substantially riskier than U.S. investments.  The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.  Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade.  These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.  A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances.  Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation.  Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid.  Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries.  Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Exchange-Traded Funds (ETFs)
ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, a passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Conversely, actively-managed ETFs seek an investment objective by investing in a basket of securities based on the investment strategy and discretion of the ETF’s adviser.  A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk.  As a shareholder in an ETF, a Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.
Table of Contents - Prospectus No Load Class
60

Leveraging Risk
A Portfolio’s use of derivative instruments will have the economic effect of financial leverage. The use of leverage by the Investment Adviser may increase the volatility of a Portfolio. These leveraged instruments may result in losses to a Portfolio or may adversely affect a Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. A Portfolio may also use borrowed funds to create leverage. Although the use of leverage by a Portfolio may create an opportunity for increased return, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on the securities and instruments purchased with leverage proceeds are greater than the cost of the leverage, a Portfolio’s return will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and instruments purchased with such proceeds does not cover the cost of leverage, a Portfolio’s return will be less than if leverage had not been used. In the event of a sudden, precipitous drop in value of a Portfolio’s assets, the Portfolio may not be able to liquidate assets quickly enough to pay off its borrowing. Using this investment technique may adversely affect a Portfolio’s NAV or total return.

To limit leverage risk, a Portfolio will segregate assets determined by the Investment Adviser to be liquid in accordance with procedures established by the Board of Trustees, or, when permissible, enter into offsetting transactions, to cover its obligations resulting from its use of derivative instruments. Securities held in a segregated account cannot be sold while the derivative is outstanding, unless they are replaced with other suitable assets. As a result, it is possible that segregating a large percentage of a Portfolio’s assets could impede portfolio management or its ability to meet redemption requests or other current obligations.

Other Investment Companies
Under Sections 12(d)(l)(A) and (B) of the 1940 Act, each Portfolio may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual fund, including closed-end fund), but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Portfolio if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Portfolio; and (ii) the Portfolio has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1½% percent.  An investment company that issues shares to a Portfolio pursuant to paragraph 12(d)(l)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company's total outstanding shares in any period of less than thirty days.  Each Portfolio (or the Adviser acting on behalf of a Portfolio) must comply with the following voting restrictions: when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security.  Because other investment companies employ an investment adviser, such investments by each Portfolio may cause shareholders to bear duplicate fees.

Each Portfolio may rely on SEC orders that permit them to invest in certain investment companies beyond the limits contained in the 1940 Act, subject to certain terms and conditions.  Generally, these terms and conditions require the Trust’s Board of Trustees to approve policies and procedures relating to certain of a Portfolio’s investments in investment companies.  These policies and procedures require, among other things, that (i) the Investment Adviser conducts a Portfolio’s investment in investment companies without regard to any consideration received by the Portfolio or any of its affiliated persons and (ii) the Investment Adviser certifies to the Trust’s Board of Trustees quarterly that it has not received any consideration in connection with an investment by a Portfolio in an investment companies, or if it has, the amount and purpose of the consideration will be reported to the Trust’s Board of Trustees and an equivalent amount of advisory fees shall be waived by the Investment Adviser.

Table of Contents - Prospectus No Load Class
61

Among other things, each Portfolio may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Portfolio.

Information Regarding Secondary Risks
Risks of Investing in Mutual Funds—All Funds
All mutual funds carry risks that may cause you to lose money on your investment in one or more of the Funds.  In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund’s investment in a Portfolio.  The following describes the primary risks to each Fund that invests in its corresponding Portfolio due to each Portfolio’s specific investment objective and strategies.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved.

Market Risks—All Funds
The NAV of each Portfolio will fluctuate based on changes in the value of its underlying portfolio.  The stock market is generally susceptible to volatile fluctuations in market price.  Market prices of securities in which each Portfolio invests may be adversely affected by an issuer’s having experienced losses or lack of earnings, or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer.  The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market.  Under any of these circumstances, the value of each Portfolio’s shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.

Portfolio Turnover Risks—All Funds
Under certain circumstances a Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held.  This strategy often calls for frequent trading of a Portfolio’s securities in order to take advantage of anticipated changes in market conditions.  Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses.  Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to shareholders.  If a Portfolio realizes capital gains when it sells its portfolio investments, owners of the Portfolio will be taxable on the capital gains on a flow through basis.  For more information see the heading “Taxes”.  The trading costs and tax effects associated with such portfolio turnover may adversely affect a Portfolio’s performance under these circumstances, and large movements of assets into and out of a Portfolio may negatively impact such Portfolio’s ability to achieve its investment objective or maintain its current level of operating expenses.

Table of Contents - Prospectus No Load Class
62

Internet Industry Concentration Risks—The Internet Fund
The value of the Internet Portfolio’s shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry.  Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries.  Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies.  These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence.  The occurrence of any of these factors, individually or collectively, may adversely affect the value of the Internet Portfolio’s shares and your investment in the Internet Fund.

Medical Research Industry Concentration Risks—The Medical Fund
Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries.  Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances.  Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.

Securities Lending Risks—All Funds
Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted).  Cash collateral may be invested by a Portfolio in short-term investments, including repurchase agreements and money market funds that meet the requirements of Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations.  These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral.  In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays.  To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio would suffer a loss if forced to sell such collateral in this manner.  In addition, invested collateral will be subject to market depreciation or appreciation, and a Portfolio will be responsible for any loss that might result from its investment of the collateral.

Non-Diversification Risks—All Funds except the Alternative Income Fund Global Fund and the Multi-Disciplinary Income Fund
Each Portfolio, except the Alternative Income Fund, the Global Portfolio and the Multi-Disciplinary Income Portfolio, and each Fund, except the Alternative Income Fund, the Global Fund and the Multi-Disciplinary Income Fund, is a non-diversified fund and therefore may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments.

Risks of Investment in Small and Medium-Size Companies—All Funds except the Alternative Income Fund and the Multi-Disciplinary Income Fund
Each Portfolio (other than the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio) may invest in small or medium-size companies.  Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less).  The market prices of the securities of such companies tend to be more volatile than those of larger companies.  Further, these securities tend to trade at a lower volume than those of larger, more established companies.  If a Portfolio is heavily invested in these securities and the value of these securities suddenly declines, the NAV of that Portfolio and your investment in a corresponding Fund will be more susceptible to significant losses.

Table of Contents - Prospectus No Load Class
63

Portfolio Borrowing Risks—All Funds
Each Portfolio may leverage its assets, subject to the provisions of the 1940 Act, to fund investment activities or to achieve higher returns.  Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests.  To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so.  In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in a corresponding Fund.

Futures Risks—All Funds
There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Portfolio and the prices of futures; (3) there may not be a liquid secondary market for a futures contract; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts.

Risks of Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities—All Funds
Investments in debt securities pose different risks than investments in equity securities.  The value of fixed income securities generally will fall if interest rates rise and generally will rise if interest rates fall.  The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions.  These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations.  Fixed-income securities having longer maturities involve greater risk of fluctuations in value.  The longer the duration of a bond, the more a change in interest rates affects the bond’s price.  Short-term and long-term interest rates may not move the same amount and may not move in the same direction.  It is likely there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, including falling market values and reduced liquidity.  Substantial redemptions from bond and other income funds may worsen that impact.  Other types of securities also may be adversely affected from an increase in interest rates.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.  These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Risks of Credit Default Swap Agreements—The Multi-Disciplinary Income Portfolio
The Multi-Disciplinary Income Portfolio may enter into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Multi-Disciplinary Income Portfolio may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified issuer. The Multi-Disciplinary Income Portfolio may enter into credit default swaps, both directly (“unfunded swaps”) and indirectly (“funded swaps”) in the form of a swap embedded within a structured note, to protect against the risk that a seller will default, with large well-known Wall Street firms or other firms that pass the Investment Adviser’s credit review. Unfunded and funded credit default swaps may refer to a single security or a basket of securities.  The Multi-Disciplinary Income Portfolio may engage in credit default swap transactions for the purpose of hedging the Portfolio against anticipated market trends or to enhance the value of the Portfolio through the anticipated capital appreciation of the swap investment.  In no event will the Multi-Disciplinary Income Portfolio’s use of credit default swaps exceed the Portfolio’s limits as it relates to leverage or directional exposure.

Table of Contents - Prospectus No Load Class
64

If the Multi-Disciplinary Income Portfolio buys credit protection using a credit default swap and a credit event occurs, the Portfolio will deliver the defaulted bonds underlying the swap and the swap counterparty will pay the par amount of the bonds. If the Multi-Disciplinary Income Portfolio sells credit protection using a credit default swap and a credit event occurs, the Portfolio will pay the par amount of the defaulted bonds underlying the swap and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bonds, and the fixed payments are then made on the reduced notional amount. If the Multi-Disciplinary Income Portfolio buys protection on a corporate issue, the Portfolio must own that corporate issue. However, if the Multi-Disciplinary Income Portfolio buys protection on sovereign debt, the Portfolio may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Investment Adviser determines is closely correlated as an inexact bona fide hedge.

Risks of credit default swaps include counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Multi-Disciplinary Income Portfolio will not properly assess the cost of the instrument based on the lack of transparency in the market. If the Multi-Disciplinary Income Portfolio is selling credit protection, there is a risk that a credit event will occur and that the Portfolio will have to pay par value on defaulted bonds. If the Multi-Disciplinary Income Portfolio is buying credit protection, there is a risk that no credit event will occur and the Portfolio will receive no benefit for the premium paid. In addition, if the Multi-Disciplinary Income Portfolio is buying credit protection and a credit event does occur, there is a risk when the Portfolio does not own the underlying security, that the Portfolio will have difficulty acquiring the bond on the open market and may receive adverse pricing.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).  The use of credit default swaps may be limited by the Portfolio’s limitations on illiquid investments.

Risks of Swap Transactions (Interest Rate, Total Rate of Return, and Currency—The Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio
The Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return. These instruments are privately negotiated over-the-counter derivative products. A great deal of flexibility is possible in the way these instruments are structured.  Interest rate swaps involve the exchange by the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.  The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. The Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio also may enter into currency swaps, which involve the exchange of the rights of a Portfolio and another party to make or receive payments in specific currencies.

Table of Contents - Prospectus No Load Class
65

Some transactions, such as interest rate swaps and total rate of return swaps, are entered into on a net basis, i.e., the two payment streams are netted out, with the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio receiving or paying, as the case may be, only the net amount of the two payments.  If the other party to such a transaction defaults, the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio’s risk of loss consists of the net amount of payments that the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio is contractually entitled to receive, if any.  In contrast, other transactions involve the payment of the gross amount owed.  For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Alternative Income Portfolio, the Multi-Disciplinary Income Portfolio and the Investment Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio’s borrowing restrictions.

The Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio will not enter into a total rate of return, currency or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody’s or a comparable rating from another organization that is recognized as an nationally recognized statistical rating organization (NRSRO) or, if unrated by such rating organization, is determined to be of comparable quality by the Investment Adviser.  If there is a default by the other party to such transaction, the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio will have contractual remedies pursuant to the agreements related to the transaction.  The use of interest rate, total rate of return, and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecast of market values, interest rates and currency exchange rates, the investment performance of the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio would be less favorable than it would have been if this investment technique were not used.  To the extent swap transactions are not deemed liquid, swap transactions are limited to 15% of total assets (together with other illiquid securities).

IPO Risk—Small Cap Fund
IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading and limited operating history and/or information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  In addition, the limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of those shares without an unfavorable impact on the prevailing prices.  In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors.  Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income or the near-term prospects of them.  Many IPOs are by small- or micro-cap companies that are undercapitalized.
Table of Contents - Prospectus No Load Class
66

Portfolio Holdings Information

A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Portfolios’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q (first and third quarters).  The annual and semi-annual reports are available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828. In addition, the Company may publish on its webpage (www.kineticsfunds.com) month-end (a) top twenty portfolio holdings of each Portfolio and the percentage that each holding represents of the Portfolio’s net assets, (b) top five performing and bottom five performing portfolio holdings of each Portfolio, and (c) for Portfolios that primarily invest in derivatives, cash and fixed income instruments, the top ten (10) derivative and top ten (10) fixed income holdings, along with their respective percentage of net assets in each Portfolio, in all cases no earlier than twenty calendar days after the end of each calendar month.  This information will be available on the website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

Management of the Funds and the Portfolios

Investment Adviser
Each Portfolio’s investment adviser is Kinetics Asset Management LLC (“Kinetics” or the “Investment Adviser”), 470 Park Avenue South New York, New York 10016.  Founded in 1996, the Investment Adviser provides investment advisory services to a family of eight mutual funds with discretionary management authority over approximately $2.452 billion in assets as of March 31, 2016. The Investment Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC.

The Investment Adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio.  The Investment Adviser is entitled to receive an annual fee from each Portfolio, other than the Alternative Income Portfolio, for its services of 1.25% of each Portfolio’s average daily net assets.  The Investment Adviser is entitled to receive an annual fee from the Alternative Income Portfolio for its services of 0.90% of the Portfolio’s average daily net assets.  However, as a result of fee waivers for certain Funds, the advisory fees paid to the Investment Adviser for the fiscal year ended December 31, 2015, were as follows:

Advisory Fees (as a percentage of average net assets)
Alternative Income Fund	0.11%
Internet Fund	1.25%
Global Fund	0.00%
Paradigm Fund	1.18%
Medical Fund	0.65%
Small Cap Opportunities Fund	1.16%
Market Opportunities Fund	0.99%
Multi-Disciplinary Income Fund	0.95%

Horizon Asset Management LLC (“Horizon”), a wholly-owned subsidiary of Horizon Kinetics LLC, is a registered investment adviser with discretionary management authority over approximately $5.960 billion as of March 31, 2016.

Table of Contents - Prospectus No Load Class
67

A discussion regarding the basis of the Kinetics Portfolio Trust’s (the “Trust”) Board of Trustees’ approval of the investment advisory agreement for each Portfolio is available in the Company’s semi-annual report to shareholders for the period ended June 30, 2015.

Kinetics, as the Investment Adviser to each Portfolio is engaged in a broad range of portfolio management, portfolio advisory and other business activities.  Their services are not exclusive to the Portfolios and nothing prevents them, or any affiliates, from providing similar services to other investment funds and other clients (whether or not their investment objectives, strategies, or criteria are similar to those of a Portfolio) or from engaging in other activities.

Members of the Investment Team
Murray Stahl is the Chief Investment Officer for Horizon Kinetics LLC, the parent company to the Investment Adviser and Horizon, and generally oversees the management of each Portfolio’s investment team.  The following persons are members of an investment team: Peter B. Doyle, Murray Stahl, B. Paul Abel, Steven Tuen, James Davolos, Matthew Houk, and Eric Sites.  Each person’s role varies from Portfolio to Portfolio as indicated in the table below.  Each investment team member is an employee of the Investment Adviser.

The Portfolio Manager(s) of a Portfolio are responsible for the day-to-day management of the applicable Portfolio.  Each investment team member serves as a research analyst.  While the investment team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with the Portfolio’s Portfolio Manager(s).

	The Alternative Income Portfolio	The Internet Portfolio	The Global Portfolio	The Paradigm Portfolio	The Medical Portfolio	The Small Cap Opportunities Portfolio	The Market Opportunities Portfolio	The Multi- Disciplinary Income Portfolio
Peter B. Doyle	Investment Team Member	Co-Portfolio Manager	Investment Team Member	Co-Portfolio Manager	Investment Team Member	Co-Portfolio Manager	Co-Portfolio Manager	Investment Team Member
B. Paul Abel	N/A	N/A	N/A	N/A	Portfolio Manager	N/A	N/A	N/A
Steven Tuen	Investment Team Member	Investment Team Member	Co-Portfolio Manager	N/A	N/A	N/A	N/A	Investment Team Member
Murray Stahl	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager	N/A	Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager
James Davolos	Investment Team Member	Co-Portfolio Manager	Investment Team Member	Investment Team Member	N/A	Investment Team Member	Investment Team Member	N/A
Matthew Houk	Co-Portfolio Manager	N/A	N/A	N/A	N/A	Co-Portfolio Manager	N/A	Co-Portfolio Manager
Eric Sites	N/A	N/A	N/A	N/A	N/A	N/A	Investment Team Member	N/A

Peter B. Doyle is the Chairman of the Board of the Company.  In 1994, he co-founded Horizon, an affiliate of the Investment Adviser since May 2011.  In 1996, Mr. Doyle co-founded the Investment Adviser.  From 1999 through 2011, Mr. Doyle was a dual employee of both the Investment Adviser and Horizon.

Murray Stahl has served as the Director of Research for the Company since 2000.  In 1994, he co-founded Horizon and currently serves as Chairman and Chief Investment Officer for Horizon Kinetics , the parent company to the Investment Adviser and Horizon.  From 2000 through 2011, Mr. Stahl was a dual employee of both the Investment Adviser and Horizon.

Table of Contents - Prospectus No Load Class
68

B. Paul Abel joined the Investment Adviser in 1999 as a Portfolio Manager, and currently serves in the same capacity for The Medical Portfolio.  He also serves as a Portfolio Manager for private funds managed by an affiliate of the Investment Adviser.

Steven Tuen joined the Investment Adviser in 1999 as a research analyst.  He joined Horizon in 1996, also as a research analyst, and between 1999 and 2011 was a dual employee of both the Investment Adviser and Horizon.

James Davolos joined the Investment Adviser as an analyst in 2005, and is now a Portfolio Manager focusing on, among other things, emerging markets.
Matthew Houk joined the Investment Adviser in 2011 and began serving as a Portfolio Manager in 2012.  Previously, he was a research analyst at Horizon, beginning in 2008.  Prior to Horizon, Mr. Houk was an Associate at Goldman, Sachs & Co.

Eric Sites has been an Investment Team Member for the Company since 2013.  He joined Horizon in 2004 as a research analyst and Portfolio Manager.
The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

Valuation of Fund Shares
Shares of each Fund’s No Load Class are sold at NAV per share, which is determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern Time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business.  Purchase and redemption requests are priced at the next NAV per share calculated after receipt and acceptance of a completed purchase or redemption request.  The NAV for each Class of shares of each Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class.  The NAV for a Class of shares of a Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily.  The NAV of each Portfolio is calculated at the same time and generally in the same manner (i.e., assets-liabilities/ # of shares = NAV per share) as those of each corresponding Fund’s Classes.

Each Portfolio’s equity securities are valued each day at the last quoted market sale price on the securities’ principal exchange.  If there is no sales price, a security is valued at the last reported bid price.  Securities listed on the Nasdaq Stock Market, Inc., however, are valued using the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported bid price.  If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust Board of Trustees and the Company’s Board of Directors.  Situations involving significant events include, but are not limited to, those where: a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.  In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before a Portfolio prices its shares.  See “Trading in Foreign Securities.”  Each Portfolio may use independent pricing services to assist in calculating the NAV per share of such Portfolio.

Table of Contents - Prospectus No Load Class
69

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace.  Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  If a composite price is not available, the mean of the highest bid price and lowest ask priced on the exchange where the option or future is traded will be used.  If neither a composite price or a mean of the highest bid price and lowest ask price is available, the security will be valued at the last quoted sales price.  Non-exchange traded options also will be valued at the mean between the last bid and asked quotations.  Securities which have no public market and all other assets of a Portfolio are considered at such value as the Investment Adviser may determine in good faith, in accordance with a Portfolio’s valuation procedures as approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

A Portfolio’s debt obligations (including convertible securities) that are either investment grade or non-investment grade and irrespective of days to maturity are valued at evaluated mean by an independent third party pricing agent which relies on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  Certain instruments such as repurchase agreements, demand notes, and money market mutual funds are traded at cost and there are no market values available for those instruments from third parties.  Those instruments are priced at cost.  Debt securities that are not priced by an independent third party pricing agent shall be valued (a) at the last sale price if such last sale occurred within the previous five business days, and (b) if there was no sale price during the previous five business days, at the average of the bids, or the sole bid if there is only one.  Debt securities and other securities which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

Fair valuation of securities introduces an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser compares the new market quotation to the fair value price to evaluate the effectiveness of the Portfolios’ fair valuation procedures.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed.  In computing the NAV per share of each Fund and each corresponding Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources.  In the absence of sales, the last available mean price between the closing bid and asked prices will be used.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors.  Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange.  Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of a Portfolio’s NAV.  If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors, as applicable.

Table of Contents - Prospectus No Load Class
70

How to Purchase Shares

In General
No Load Class shares of each Fund are sold at NAV, and will be credited to a shareholder’s account at the NAV per share next computed after an order and payment is received.  The minimum initial investment for both regular accounts and individual retirement accounts is $2,500 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.  The Company reserves the right to vary or waive any minimum investment requirement.  Each Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund’s best interest to do so.  A service fee of $25 will be deducted from a shareholder’s Fund account for any purchases that do not clear.  Your order will not be accepted until a completed New Account Application is received by the Funds or their transfer agent, U.S. Bancorp Fund Services, LLC (in such capacity, the “Transfer Agent”).

Investing by Telephone
If you have accepted the Telephone and Internet Options on the No Load Class New Account Application (the “Application”) and your account has been open for 15 days, you may purchase additional shares by telephoning a Fund toll free at 1-800-930-3828.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  Your purchase will take place at the NAV per share determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern Time.

During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  Once a telephone transaction has been placed, it cannot be canceled or modified.

There is no minimum on telephone purchases.  You may not make your initial purchase of a Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking, savings or bank money market account on a monthly basis.  There is no minimum purchase amount in order to participate in the AIP.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the AIP section on the Application or call the Transfer Agent at 1-800-930-3828 with any questions.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.  Any request to change or terminate your AIP should be submitted to the Transfer Agent 5 days prior to the desired effective date of such change or termination.  The Funds may modify or terminate the AIP at any time.

Purchase By Mail
To purchase a Fund’s shares by mail, simply complete and sign the Application and mail it, along with a check made payable to [NAME OF FUND], c/o Kinetics Mutual Funds, Inc., to:

Table of Contents - Prospectus No Load Class
71

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

All purchases by check must be in U.S. dollars drawn on a bank located within the United States.  The Funds will not accept payment in cash or money orders.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks or any conditional order or payment.

Purchase By Wire
To open an account by wire, a completed Application is required before your wire can be accepted.  You can mail or overnight deliver your Application to the Transfer Agent at the above address.  Upon receipt of your completed Application, an account will be established for you.  You will need to provide the assigned account number to your bank when instructing it to wire the funds.  Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the applicable Fund that the wire is coming.  Wired funds must be received prior to 4:00 p.m. Eastern Time to be eligible for same day pricing.  The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system.  Please use the following wiring instructions:

Wire to:		U.S. Bank N.A.
»	ABA Number:	075000022
»	Credit:	U.S. Bancorp Fund Services, LLC
»	Account:	112-952-137
»	Further Credit:	Kinetics Mutual Funds, Inc.
[NAME OF FUND] (Shareholder Name/Account Registration) (Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire.  You may also purchase additional shares on-line if you have established an on-line account.  To purchase by mail, submit your check with the remittance form attached to your individual account statement.  To purchase by telephone, call 1-800-930-3828 prior to 4:00 p.m. Eastern Time to place your order.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming.  All purchase requests must include your shareholder account number.

Individual Retirement Accounts
You may invest in any Fund by establishing a tax-sheltered IRA.  Each Fund offers Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, and Coverdell Education Savings Accounts.  For additional information on IRA options, please call 1-800-930-3828.
Table of Contents - Prospectus No Load Class
72

Investing Through Brokers or Agents
You may invest in each Fund through brokers or agents who have entered into selling agreements with the Funds’ distributor.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.

How to Redeem Shares
In General
You may redeem part or all of your shares of a Fund on any business day that the Fund calculates its NAV per share.  To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order.  Redemption requests may also be placed on-line if you have established an on-line account.  You should request your redemption prior to market close to obtain that day’s closing NAV.  Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

Each Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below).  Please note, however, that when a purchase order has been made by check, a Fund will not be able to send your redemption proceeds until the purchase amount has cleared.  This may take up to 12 calendar days.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record.  Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system.  If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:

»	If you are requesting a change in account ownership;

»	When redemption proceeds are payable or sent to any person, address or bank account not on record;

»	Written requests to wire redemption proceeds (if not previously authorized on the account);

»	When establishing or modifying certain services on an account; and

»	If a change of address request was received by the Transfer Agent within the last 15 calendar days.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.  In addition to the situations described above, the Fund(s) and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee or signature validation in other circumstances.  The Fund(s) reserve the right to waive any signature requirement at its/their discretion.

Table of Contents - Prospectus No Load Class
73

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to a Fund in which you are invested to redeem your shares at the current NAV per share.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Requests for redemption in “good order” must:

»	indicate the name of the Fund;

»	be signed exactly as the shares are registered, including the signature of each owner (including a signature guarantee when required);

»	specify the number of shares or dollar amount to be redeemed; and

»	indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your Application or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount by instructing the Fund in which you are invested by phone at 1-800-930-3828.  A signature guarantee or signature validation may be required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

»	your Fund account number;

»	the name in which your account is registered;

»	the social security or tax identification number under which the account is registered; and

»	the address of the account holder, as stated in the Application.

Note: If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may make your redemption request in writing.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Wire Redemption
Wire transfers may be arranged to redeem shares.  However, the Transfer Agent charges a $15 fee per wire redemption against your account for this service.  There is no minimum on wire redemptions.
Table of Contents - Prospectus No Load Class
74

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan.  The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly or annually).  Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member.  If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day.  Money will be transferred from your Fund account to the account you chose at the interval you select on the Application.  If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.  There is no minimum on systematic withdrawals.

The Funds’ Right to Redeem an Account
Each Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $1,000, other than as a result of a decline in the NAV of a Fund.  Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax.  Requests that do not indicate a preference will be subject to withholding.  Shares held in IRA accounts may be redeemed by telephone at 1-800-930-3828. Investors will be asked whether or not to withhold taxes from any distribution.

Householding
By signing the Application, you acknowledge and consent to the householding (i.e., consolidation of mailings) of regulatory documents such as prospectuses, shareholder reports, proxies, and other similar documents.  In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 1-800-930-3828 to request individual copies of these documents.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Shareholder Inactivity
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, your shares in a Fund may be transferred to that state.

Redemption Fees
The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment.  In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Funds.  Such purchases and redemptions may have an adverse effect on other Fund shareholders, including, without limitation, the possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution of the value of Fund shares held by long-term shareholders.  The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of a Fund and its shareholders.  The Funds assess a 2.00% fee on the redemption or exchange of Fund shares held for 30 days or less from the date of purchase.  These fees are paid to the Funds to help offset any potential transaction costs.

Table of Contents - Prospectus No Load Class
75

The Funds will use the first-in, first-out method to determine the 30-day holding period.  Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account.  If this holding period is 30 days or less, the redemption fee will be assessed.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ systematic programs, as these transactions are typically de minimis.  This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account.  The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds. In addition, the Funds are authorized to waive redemption fees for redemptions effected pursuant to asset allocation programs, wrap fee programs, other investment programs offered by financial institutions, and the Company reserves the right to lower or waive any redemption fee.  Although frequent purchases and redemptions of Fund shares are generally permitted, the Funds only intend to waive redemption fees for redemptions the Funds reasonably believe do not raise frequent trading or market timing concerns.

The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Funds are limited in their ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers.  For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of redemption, a Fund will not receive the redemption fee.  If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee.  Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund.  If necessary, the Funds may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediaries’ customers.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Application as part of the Funds’ Anti-Money Laundering Program.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-930-3828 if you need additional assistance when completing your Application.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Funds also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Table of Contents - Prospectus No Load Class
76

Exchange Privilege

If you have accepted the Telephone and Internet Options on the Application, you can exchange your shares in any Fund for shares of the same class of any other Fund offered by the Company, (e.g., No Load Class shares for No Load Class shares).  If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed.  You should carefully read the Prospectus of a Fund before exchanging shares into that Fund.  Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another Fund. Therefore, an exchange of Fund shares held for 30 days or less may be subject to a 2.00% redemption fee.  See “Redemption Fees” above.  Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses.  Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.  You should request your exchange prior to market close to obtain that day’s closing NAV.  Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

Call 1-800-930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV per share of that Class as of the close of business on the record date for such distributions.  However, you may elect on the Application to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash.

You may change your dividend and capital gain distribution election in writing or by calling the Transfer Agent in advance of the next distribution.

Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December.  Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

Taxes
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future.  Except where otherwise indicated, the summary assumes you are a U.S. citizen or resident or otherwise subject to U.S. federal income tax.  You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Fund Distributions
Each Fund has qualified and intends to continue to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  Except as otherwise noted below, you will generally be subject to federal income tax on Fund distributions to you regardless whether they are paid in cash or reinvested in additional shares.  Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.  It is anticipated that most of the Alternative Income Fund’s and the Multi-Disciplinary Income Fund’s distributions will be taxable as ordinary income.

Table of Contents - Prospectus No Load Class
77

Distributions attributable to the net capital gain of a Fund generally are taxable to you as long-term capital gain, regardless of how long you have held your shares.  The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 23.8% (which includes a 3.8% Medicare tax).

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met.  In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gain rates.  But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund.  For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend).  The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or non-qualified foreign corporations.

Distributions from each Fund will generally be taxable to you in the taxable year in which they are paid, with one exception.  Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31. You will be notified annually of the tax status of distributions to you.

A portion of distributions attributable to investments in U.S. corporations paid by a Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.  The amount of such dividends qualifying for this deduction may, however, be reduced as a result of a Fund’s securities lending activities (if any), by a high portfolio turnover rate or by investments in debt securities.

The Funds may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities.  If more than 50% of the value of the total assets of a Fund consists of stocks and securities (including debt securities) of foreign corporations at the close of a taxable year, a Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding and other foreign income taxes, as paid by its shareholders. If a Fund makes this election, the amount of those foreign taxes paid by a Fund will be included in its shareholders’ income pro rata (in addition to taxable distributions actually received by them), and each such shareholder will be entitled either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If a Fund is not eligible or chooses not to make this election, the Fund will be entitled to deduct any such foreign taxes in computing the amounts it is required to distribute.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital.  This adverse tax result is known as “buying into a dividend.”

Table of Contents - Prospectus No Load Class
78

Sales and Exchanges
You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares in a Fund, including an exchange of shares pursuant to a Fund’s exchange privilege, based on the difference between your tax basis in the shares and the amount you receive for them.  Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.

Any loss realized on shares held for six months or less will be treated as a long‑term capital loss to the extent of any capital gain dividends that were received on the shares.  Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

For shares acquired on or after January 1, 2012, the Funds (or relevant broker or financial adviser) are required to compute and report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information when such shares are sold or exchanged.  The Funds have elected to use the average cost method, unless you instruct the Funds to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial adviser, they may select a different cost basis method.  In these cases, please contact your broker or other financial adviser to obtain information with respect to the available methods and elections for your account.  You should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns.  Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans
One major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax‑qualified plan) will not be currently taxable unless such shares were acquired with borrowed funds.

Backup Withholding
On the Application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding.  If you (i) fail to provide a correct taxpayer identification number in the manner required; (ii) are subject to backup withholding by the IRS for failure to properly include on your return payments of taxable interest or dividends; or (iii) fail to certify that you are not subject to backup withholding when required to do so or have failed to certify that you are an “exempt recipient,” the IRS may, in certain cases, require each Fund to withhold a percentage of dividends, or redemption or exchange proceeds.  Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  The current withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders
Generally, nonresident aliens, foreign corporations and other foreign investors are subject to 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States (provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN or Form W-8BEN-E, as applicable, to establish entitlement for these treaty benefits).  In the case of regulated investment companies such as the Funds, however, certain categories of dividends are exempt from the 30% withholding tax.  These generally include dividends attributable to the Funds’ net capital gains (the excess of net long-term capital gains over net short-term capital loss), dividends attributable to the Funds’ interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Funds.

Table of Contents - Prospectus No Load Class
79

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in a Fund, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from a Fund.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in a Fund is effectively connected with that trade or business, then the foreign investor's income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

Each Fund will also generally be required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W-8BEN-E that evidences their compliance with, or exemption from, specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes
You may also be subject to state and local taxes on distributions, sales, exchanges and redemptions.  State income taxes may not apply, however, to any portions of a Fund’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state in which you live. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

More tax information relating to the Funds is provided in the SAI.

Distribution of Shares

Distributor
Kinetics Funds Distributor LLC (“KFD”), an affiliate of the Investment Adviser, 470 Park Avenue South, New York, New York 10016, is the distributor for the shares of the Funds.  KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of each Fund are offered on a continuous basis.

Shareholder Servicing Agents
Pursuant to separate shareholder servicing agreements, the Investment Adviser is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts.  These agents have written shareholder servicing agreements with the Investment Adviser and perform these functions on behalf of their clients who own shares of the Funds.  For this service, the Investment Adviser receives an annual shareholder-servicing fee from each Class equal to 0.25% of each Fund’s average daily net assets attributable to that Class.

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Funds and other funds managed by the Investment Adviser or its affiliates.  These payments are made out of the Investment Adviser’s, and/or its affiliates’, own assets and are not an additional charge to the Funds.  The payments are in addition to the shareholder servicing fees described in this Prospectus.  The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Funds over other investment options.  You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Table of Contents - Prospectus No Load Class
80

Fund Administrator
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator to each Fund and each Portfolio.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank N.A. serves as Custodian for each Fund’s cash and securities.  The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds.  USBFS acts as each Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Unique Characteristics of the Fund Structure
Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a Portfolio that is a series of a separately registered investment company.  The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to a Fund or Funds, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors.  Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses.  However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund.  Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio.  For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns.  Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk.  However, that possibility also exists for traditionally structured funds that have large or institutional investors.  Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.
Certain changes in a Portfolio’s objective, policies or restrictions might require the Company to withdraw the corresponding Fund's interest in such Portfolio.  Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio).  A Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

The Company’s Board of Directors retains its right to withdraw any Fund’s investment from a Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders.  The Fund would then resume investing directly in individual securities of other issuers or invest in another Portfolio of the Trust.

The SAI contains more information about each Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which each Portfolio may invest.

Table of Contents - Prospectus No Load Class
81

Counsel and Independent Registered Public Accounting Firm
Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Funds.

Description of Indexes
The Barclays U.S. 1-3 Year Credit Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar denominated and have a remaining maturity of greater than or equal to one year and less than three years.

The Barclays U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities.  The Index includes multiple types of government and corporate-issued bonds, some of which are asset-backed.

The Barclays U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does not include any deductions for fees, expenses or taxes.

The NASDAQ Composite® Index is a broad-based capitalization-weighted index of all Nasdaq stocks.  The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.  As of March 31, 2016, the MSCI EAFE® Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  As of March 31, 2016, the MSCI ACWI consists of 46 country indices comprising 23 developed and 23 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

Table of Contents - Prospectus No Load Class
82

Financial Highlights
The financial highlights tables set forth below are intended to help you understand each Fund’s financial performance for the last five fiscal years (or the period since commencement of operations if the Fund has not been in operation for five years).  Most of the information reflects financial results with respect to a single No Load Class share of each Fund. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions).

As of January 1, 2013, the Alternative Income Fund (formerly, the Water Infrastructure Fund) changed to the investment strategy set forth in this Prospectus.  The performance shown for periods prior to January 1, 2013 represents performance of the Water Infrastructure Portfolio’s prior strategy to invest at least 80% of its assets in securities of companies engaged in water infrastructure and natural resources with a specific water theme and related activities.

The financial information provided was audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report and incorporated by reference into the SAI, both of which are available upon request.

Table of Contents - Prospectus No Load Class
83

The Alternative Income Fund
	No Load Class for the Year Ended December 31, 2015	No Load Class for the Year Ended December 31, 2014	No Load Class for the Year Ended December 31, 2013	No Load Class for the Year Ended December 31, 2012(1)	No Load Class for the Year Ended December 31, 2011(1)
PER SHARE DATA(2)
Net Asset Value, Beginning of Year	$89.06	$87.88	$83.31	$77.90	$83.82
Income from Investment Operations:
Net investment income (loss)(3)	0.01	(0.12)	(0.21)	1.53	1.03
Net realized and unrealized gain (loss) on investments	2.56	1.30	4.78	6.09	(5.13)
Total from investment operations	2.57	1.18	4.57	7.62	(4.10)
Redemption Fees	0.05	0.00(4)	0.00(4)	0.00(4)	0.00(4)
Less Distributions:
From net investment income	-	-	-	(2.21)	(1.82)
Total distributions	-	-	-	(2.21)	(1.82)
Net Asset Value, End of Year	$91.68	$89.06	$87.88	$83.31	$77.90
Total Return	2.94%	1.50%	5.22%	9.90%	(4.88)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$4,570	$8,202	$11,848	$4,699	$5,613
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.74%	1.80%	2.23%	2.55%	2.29%
After expense reimbursement	0.95%	0.95%	0.95%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.78)%	(0.99)%	(1.52)%	0.93%	0.59%
After expense reimbursement	0.01%	(0.14)%	(0.24)%	1.84%	1.24%
Portfolio turnover rate(5)	6%	17%	19%	56%	69%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005.
(5)	Portfolio turnover of The Alternative Income Portfolio.
Table of Contents - Prospectus No Load Class
84

The Internet Fund
	No Load Class for the Year Ended December 31, 2015	No Load Class for the Year Ended December 31, 2014	No Load Class for the Year Ended December 31, 2013	No Load Class for the Year Ended December 31, 2012	No Load Class for the Year Ended December 31, 2011
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$56.08	$59.27	$43.18	$36.26	$37.25
Income from Investment Operations:
Net investment loss(2)	(0.84)	(0.77)	(0.67)	(0.15)	(0.37)
Net realized and unrealized gain (loss) on investments	(2.21)	0.69	19.78	8.56	(0.37)
Total from investment operations	(3.05)	(0.08)	19.11	8.41	(0.74)
Redemption Fees	0.00(3)	0.01	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net realized gains	(11.35)	(3.12)	(3.02)	(1.49)	(0.25)
Total distributions	(11.35)	(3.12)	(3.02)	(1.49)	(0.25)
Net Asset Value, End of Year	$41.68	$56.08	$59.27	$43.18	$36.26
Total Return	(5.42)%	(0.16)%	44.28%	23.24%	(1.98)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$122,332	$151,200	$172,332	$155,036	$103,828
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.82%	1.78%	1.84%	1.94%	1.94%
After expense reimbursement	1.82%	1.78%	1.84%	1.89%	1.89%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.51)%	(1.34)%	(1.30)%	(0.41)%	(0.99)%
After expense reimbursement	(1.51)%	(1.34)%	(1.30)%	(0.36)%	(0.94)%
Portfolio turnover rate(4)	1%	1%	8%	9%	32%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Portfolio turnover of The Internet Portfolio.
Table of Contents - Prospectus No Load Class
85

The Global Fund
	No Load Class for the Year Ended December 31, 2015	No Load Class for the Year Ended December 31, 2014	No Load Class for the Year Ended December 31, 2013	No Load Class for the Year Ended December 31, 2012	No Load Class for the Year Ended December 31, 2011
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$5.33	$6.05	$4.71	$3.92	$4.67
Income from Investment Operations:
Net investment income (loss)(2)	(0.02)	(0.02)	0.01	0.03	0.06
Net realized and unrealized gain (loss) on investments	(0.72)	(0.70)	1.34	0.88	(0.78)
Total from investment operations	(0.74)	(0.72)	1.35	0.91	(0.72)
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	-	-	(0.01)	(0.12)	(0.03)
From net realized gains	(0.00)(3)	(0.00)(3)	-	-	-
Total distributions	(0.00)(3)	(0.00)(3)	(0.01)	(0.12)	(0.03)
Net Asset Value, End of Year	$4.59	$5.33	$6.05	$4.71	$3.92
Total Return	(13.83)%	(11.89)%	28.59%	23.16%	(15.41)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$4,745	$6,771	$8,705	$5,069	$3,631
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.87%	2.61%	2.83%	3.38%	3.94%
After expense reimbursement	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.77)%	(1.54)%	(1.22)%	(1.22)%	(1.11)%
After expense reimbursement	(0.29)%	(0.32)%	0.22%	0.77%	1.44%
Portfolio turnover rate(4)	16%	14%	15%	23%	135%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Portfolio turnover of The Global Portfolio.

Table of Contents - Prospectus No Load Class
86

The Paradigm Fund
	No Load Class for the Year Ended December 31, 2015	No Load Class for the Year Ended December 31, 2014	No Load Class for the Year Ended December 31, 2013	No Load Class for the Year Ended December 31, 2012	No Load Class for the Year Ended December 31, 2011
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$34.08	$34.35	$23.99	$19.81	$23.31
Income from Investment Operations:
Net investment income (loss)(2)	(0.32)	(0.36)	(0.15)	0.05	0.02
Net realized and unrealized gain (loss) on investments	(2.52)	0.09	10.72	4.25	(3.34)
Total from investment operations	(2.84)	(0.27)	10.57	4.30	(3.32)
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	-	-	(0.21)	(0.12)	(0.18)
Total distributions	-	-	(0.21)	(0.12)	(0.18)
Net Asset Value, End of Year	$31.24	$34.08	$34.35	$23.99	$19.81
Total Return	(8.33)%	(0.79)%	44.07%	21.78%	(14.27)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$292,014	$521,738	$597,746	$416,696	$430,528
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.71%	1.68%	1.72%	1.78%	1.78%
After expense reimbursement	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.99)%	(1.06)%	(0.60)%	0.08%	(0.03)%
After expense reimbursement	(0.92)%	(1.02)%	(0.52)%	0.22%	0.11%
Portfolio turnover rate(4)	2%	7%	4%	6%	58%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Portfolio turnover of The Paradigm Portfolio.

Table of Contents - Prospectus No Load Class
87

The Medical Fund
	No Load Class for the Year Ended December 31, 2015	No Load Class for the Year Ended December 31, 2014	No Load Class for the Year Ended December 31, 2013	No Load Class for the Year Ended December 31, 2012	No Load Class for the Year Ended December 31, 2011
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$30.67	$26.38	$17.82	$18.75	$19.48
Income from Investment Operations:
Net investment income (loss)(2)	0.08	0.13	(0.00)(3)	0.33	0.18
Net realized and unrealized gain on investments	1.96	4.21	8.77	1.32	0.82
Total from investment operations	2.04	4.34	8.77	1.65	1.00
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	(0.12)	-	(0.06)	(0.36)	(0.25)
From net realized gains	(1.97)	(0.05)	(0.15)	(2.22)	(1.48)
Total distributions	(2.09)	(0.05)	(0.21)	(2.58)	(1.73)
Net Asset Value, End of Year	$30.62	$30.67	$26.38	$17.82	$18.75
Total Return	6.59%	16.44%	49.25%	8.86%	5.11%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$22,257	$21,876	$20,489	$14,254	$16,376
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.99%	2.02%	2.09%	2.22%	2.02%
After expense reimbursement	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.35)%	(0.17)%	(0.70)%	0.83%	0.24%
After expense reimbursement	0.25%	0.46%	0.00%	1.66%	0.87%
Portfolio turnover rate(4)	12%	3%	12%	0%	5%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Portfolio turnover of The Medical Portfolio.

Table of Contents - Prospectus No Load Class
88

The Small Cap Opportunities Fund
	No Load Class for the Year Ended December 31, 2015	No Load Class for the Year Ended December 31, 2014	No Load Class for the Year Ended December 31, 2013	No Load Class for the Year Ended December 31, 2012	No Load Class for the Year Ended December 31, 2011
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$37.21	$40.12	$25.17	$19.85	$23.32
Income from Investment Operations:
Net investment income (loss)(2)	(0.35)	(0.36)	(0.10)	0.01	(0.04)
Net realized and unrealized gain (loss) on investments	(4.22)	(2.56)	15.05	5.31	(3.15)
Total from investment operations	(4.57)	(2.92)	14.95	5.32	(3.19)
Redemption Fees	0.00(3)	0.01	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income	-	-	-	-	(0.28)
Total distributions	-	-	-	-	(0.28)
Net Asset Value, End of Year	$32.64	$37.21	$40.12	$25.17	$19.85
Total Return	(12.26)%	(7.28)%	59.40%	26.74%	(13.65)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$145,032	$251,110	$277,816	$63,947	$67,798
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.73%	1.71%	1.73%	1.96%	1.90%
After expense reimbursement	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.03)%	(0.96)%	(0.38)%	(0.25)%	(0.44)%
After expense reimbursement	(0.94)%	(0.89)%	(0.29)%	0.07%	(0.18)%
Portfolio turnover rate(4)	2%	19%	6%	22%	47%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Portfolio turnover of The Small Cap Opportunities Portfolio.

Table of Contents - Prospectus No Load Class
89

The Market Opportunities Fund
	No Load Class for the Year Ended December 31, 2015	No Load Class for the Year Ended December 31, 2014	No Load Class for the Year Ended December 31, 2013	No Load Class for the Year Ended December 31, 2012	No Load Class for the Year Ended December 31, 2011
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$16.68	$17.66	$12.08	$10.45	$11.46
Income from Investment Operations:
Net investment income (loss)(2)	(0.15)	(0.10)	0.00(3)	0.03	0.01
Net realized and unrealized gain (loss) on investments	(1.37)	(0.88)	5.65	1.80	(0.91)
Total from investment operations	(1.52)	(0.98)	5.65	1.83	(0.90)
Redemption Fees	-	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income	-	-	(0.07)	(0.20)	(0.11)
Total distributions	-	-	(0.07)	(0.20)	(0.11)
Net Asset Value, End of Year	$15.16	$16.68	$17.66	$12.08	$10.45
Total Return	(9.11)%	(5.55)%	46.74%	17.52%	(7.85)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$31,230	$37,318	$47,466	$32,929	$30,191
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.90%	1.86%	1.88%	1.97%	1.93%
After expense reimbursement	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.17)%	(0.77)%	(0.21)%	(0.10)%	(0.20)%
After expense reimbursement	(0.91)%	(0.55)%	0.03%	0.23%	0.09%
Portfolio turnover rate(4)	2%	18%	21%	26%	14%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Portfolio turnover of The Market Opportunities Portfolio.
Table of Contents - Prospectus No Load Class
90

The Multi-Disciplinary Income Fund (formerly, Multi-Disciplinary Fund)
	No Load Class for the Year Ended December 31, 2015	No Load Class for the Year Ended December 31, 2014	No Load Class for the Year Ended December 31, 2013	No Load Class for the Year Ended December 31, 2012	No Load Class for the Year Ended December 31, 2011
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$10.79	$11.02	$11.08	$10.09	$10.47
Income from Investment Operations:
Net investment income(2)	0.37	0.33	0.20	0.34	0.83
Net realized and unrealized gain (loss) on investments	(0.60)	(0.06)	0.28	1.20	(0.80)
Total from investment operations	(0.23)	0.27	0.48	1.54	0.03
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	(0.23)	(0.29)	(0.28)	(0.43)	(0.36)
From net realized gains	(0.01)	(0.21)	(0.26)	(0.12)	(0.05)
Total distributions	(0.24)	(0.50)	(0.54)	(0.55)	(0.41)
Net Asset Value, End of Year	$10.32	$10.79	$11.02	$11.08	$10.09
Total Return	(2.17)%	2.46%	4.28%	15.38%	0.24%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$6,108	$10,105	$19,553	$19,566	$13,389
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.79%	1.79%	1.83%(4)	2.00%	2.38%
After expense reimbursement	1.49%	1.49%	1.50%(4)	1.49%	1.49%
Ratio of net investment income to average net assets:
Before expense reimbursement	3.08%	2.63%	1.41%(5)	2.65%	7.09%
After expense reimbursement	3.38%	2.93%	1.74%(5)	3.16%	7.98%
Portfolio turnover rate(6)	10%	35%	54%	41%	74%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 1.82% before expense reimbursement and 1.49% after expense reimbursement.
(5)	The ratio of net investment income includes borrowing expense on securities sold short.
(6)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.

Table of Contents - Prospectus No Load Class
91

Kinetics Mutual Funds, Inc.
The Alternative Income Fund	The Medical Fund
The Internet Fund	The Small Cap Opportunities Fund
The Global Fund	The Market Opportunities Fund
The Paradigm Fund	The Multi-Disciplinary Income Fund

Investment Adviser	Kinetics Asset Management LLC
and Shareholder Servicing Agent	470 Park Avenue South
New York, NY 10016

Legal Counsel	Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

Independent Registered Public	Tait, Weller & Baker LLP
Accounting Firm	1818 Market Street, Suite 2400
Philadelphia, PA 19103

Distributor	Kinetics Funds Distributor LLC
470 Park Avenue South
New York, NY 10016

Transfer Agent, Fund Accountant,	U.S. Bancorp Fund Services, LLC
and Administrator	615 East Michigan Street
Milwaukee, WI 53202

Custodian	U.S. Bank N.A.
1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212
Table of Contents - Prospectus No Load Class
92

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (SAI) dated April 29, 2016
The SAI of the Funds provides more details about each Fund’s policies and management.  The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.

To receive any of these documents or the Funds’ Prospectus, free of charge, to request additional information about the Company or to make shareholder inquiries, please contact us:

By Telephone:                                                                              By Internet:
(800) 930-3828                                                                             http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
 Milwaukee, WI 53201-0701

Additionally, the foregoing Fund documents are available on the Funds’ website listed above.

SEC:
Information about the Funds (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C.  Please call (202) 551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, U.S. Securities and Exchange Commission, Washington, D.C. 20549-1520.

1940 Act File No. 811-09303
Table of Contents - Prospectus No Load Class

No Load, Institutional, and Advisor Class A and C

KINETICS MUTUAL FUNDS, INC.

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2016

Fund	Ticker Symbol
	No Load Class	Advisor Class A	Advisor Class C	Institutional Class
The Alternative Income Fund	KWINX	KWIAX	KWICX	KWIIX
The Internet Fund	WWWFX	KINAX	KINCX	N/A
The Global Fund	WWWEX	KGLAX	KGLCX	N/A
The Paradigm Fund	WWNPX	KNPAX	KNPCX	KNPYX
The Medical Fund	MEDRX	KRXAX	KRXCX	N/A
The Small Cap Opportunities Fund	KSCOX	KSOAX	KSOCX	KSCYX
The Market Opportunities Fund	KMKNX	KMKAX	KMKCX	KMKYX
The Multi-Disciplinary Income Fund (formerly, the Multi-Disciplinary Fund)	KMDNX	KMDAX	KMDCX	KMDYX

Each of the series, (individually, a “Fund” and collectively, the “Funds”) of Kinetics Mutual Funds, Inc. (the “Company”) is in a master/feeder fund structure.  Each Fund is a feeder fund to a corresponding series (individually, a “Portfolio” and collectively, the “Portfolios”) of Kinetics Portfolios Trust (the “Trust”).  Unlike many other investment companies that directly acquire and manage their own portfolios of securities, the Funds seek their investment objectives by investing all of their investable assets in a Portfolio.  Each Portfolio, other than the Global Portfolio and the Multi-Disciplinary Income Portfolio which are diversified, is an open-end, non-diversified investment company with investment objectives, strategies and policies that are substantially identical to those of a Fund.

This Statement of Additional Information (“SAI”) provides general information about each of the Funds and the Portfolios.  This SAI is not a Prospectus and should be read in conjunction with the relevant Fund’s current No Load Class Prospectus, Institutional Class Prospectus, or Advisor Class A and Advisor Class C Prospectus, each dated April 29, 2016, as supplemented and amended from time to time, which are incorporated herein by reference.  To obtain a copy of the Funds’ Prospectuses, please write or call the Funds at the address or telephone number below.  To obtain a copy of the Portfolios’ Prospectus and SAI dated April 29, 2016, that provide general information about the Portfolios and are incorporated herein by reference, please write or call the Portfolios at the address or telephone number shown below.

Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
Phone: 1-800-930-3828

The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Company’s most recent annual report to shareholders are incorporated by reference into this SAI.  A Fund’s annual report may be obtained free of charge upon request by writing or calling the Funds at the address or telephone number shown above.

Table of Contents - SAI

2

General Information about Kinetics Mutual Funds, Inc.

The Company is a Maryland corporation, established on March 26, 1999.  The Company is comprised of several series of mutual funds, all of which are open‑end investment companies.  This SAI pertains to the No Load, Institutional, Advisor Class A and Advisor Class C shares of the Funds, each a series of the Company.  The Trust is a Delaware statutory trust, established on March 14, 2000.  The Trust is comprised of several series of mutual funds, all of which are open‑end investment companies.  The principal business office for the Company and the Trust is located at 470 Park Avenue South New York, New York 10016.

General Information about the Investment Adviser

Kinetics Asset Management LLC (formerly known and conducting business as Kinetics Asset Management, Inc.) (“Kinetics” or “Adviser” or “Investment Adviser”) is a Delaware limited liability corporation that serves as the investment adviser to the Portfolios.  Founded in 1996, the Adviser provides investment advisory services to the Company and the Trust, a family of eight mutual funds, with discretionary management authority over approximately $2.452 billion in assets at March 31, 2016.

The Investment Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC.

Capitalization

The authorized capitalization of the Company consists of 1 billion shares of common stock of $0.001 par value per share.  Each share has equal dividend, distribution and liquidation rights.  There are no conversion or preemptive rights applicable to any shares of the Funds.  All shares issued are fully paid and non-assessable.  Each holder of common stock has one vote for each share held.  Voting rights are non-cumulative.

The authorized capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value.  Each share has equal dividend, distribution and liquidation rights.  There are no conversion or preemptive rights applicable to any shares of the Portfolios.  All shares issued are fully paid and non‑assessable.  Each holder of shares of beneficial interest has one vote for each share held.  Voting rights are non-cumulative.

Title and Description of Share Classes

The Company and the Trust currently consist of eight series each, respectively.  Under the Company’s Articles of Incorporation and a Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (“1940 Act”), each Fund is permitted to offer several classes of shares as follows: No Load Class, Institutional Class, Advisor Class A and Advisor Class C.  Advisor Class A shares are subject to a front‑end sales load and a Rule 12b-1 fee as described in the applicable Prospectus.  Advisor Class C shares are subject to a Rule 12b‑1 fee and contingent deferred sales charge as described in the applicable Prospectus.

All Classes are sold primarily to individuals who purchase shares through Kinetics Funds Distributor LLC (“KFD” or the “Distributor”), the Company’s distributor.  The expenses incurred pursuant to the Rule 12b‑1 Plans will be borne solely by Advisor Class A and Advisor Class C shares of the applicable Funds and constitute the only expenses allocated on a Class by Class basis.

The Institutional Class is currently offered only by the Alternative Income Fund, Paradigm Fund, the Small Cap Opportunities Fund, the Market Opportunities Fund and the Multi-Disciplinary Income Fund.

Rights of Each Share Class

Each share of common stock of a Fund is entitled to one vote in electing Directors and other matters that may be submitted to shareholders for a vote.  All shares of all Classes of each Fund generally have equal voting rights.  However, matters affecting only one particular Fund or Class of shares can be voted on only by shareholders in that Fund or Class.  Only shareholders of Advisor Class A or Advisor Class C shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b‑1 Plan applicable to such Class.  All shareholders are entitled to receive dividends when and as declared by the Board of Directors from time to time and as further discussed in the Prospectuses.

Table of Contents - SAI

3

Fund Structure

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Funds invest all of their investable assets in the corresponding Portfolios, which are separately registered investment companies.  Each Portfolio, in turn, invests in securities using the strategies described in the Prospectuses.  Accordingly, a shareholder’s interest in a Portfolio’s underlying investment securities is indirect.  In addition to selling a beneficial interest to the Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors.  Such investors would invest in a Portfolio on the same terms and conditions and would pay a proportionate share of a Portfolio’s expenses.  However, other mutual fund or institutional investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than a Fund.  Shareholders of a Fund should be aware that these differences would result in differences in returns experienced by the different mutual funds or institutional investors of a Portfolio.  Such differences in return are also present in other mutual fund structures.  In addition, a Master/Feeder Fund structure such as the structure used by each Fund, may serve as an alternative for large, institutional investors in a Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund’s current operational structure.  The Fund structure may also allow each Fund to stabilize its expenses and achieve certain operational efficiencies.  No assurance can be given, however, that the Fund structure will result in the Funds stabilizing their expenses or achieving greater operational efficiencies.

The Funds’ methods of operation and shareholder services are not materially affected by their investment in the Portfolios, except that the assets of the Funds may be managed as part of a larger pool of assets.  Since the Funds invest all of their assets in the respective Portfolios, they hold only beneficial interests in the Portfolios; the Portfolios invest directly in individual securities of other issuers.

Certain changes in a Portfolio’s objective, policies and/or restrictions may require the Company to withdraw a Fund’s interest in the corresponding Portfolio.  Any withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio.  The Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.  The Company’s Board of Directors retains the right to withdraw the investments of any Fund from its corresponding Portfolio at any time if the Company’s Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders.  The Fund would then invest all of its assets directly in individual securities of other issuers or invest in another Portfolio of the Trust.

Smaller funds investing in the Portfolios may be materially affected by the actions of larger funds investing in the Portfolios.  For example, if a large fund withdraws from a Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns.  Additionally, the Portfolios may become less diverse, resulting in increased portfolio risk.  However, this possibility also exists for traditionally structured funds that have large or institutional investors.

Funds with a greater pro rata ownership in a Portfolio could have effective voting control of the operations of the Portfolio.  Whenever the Company is requested to vote on matters pertaining to a Portfolio, the Company will hold a meeting of shareholders of the corresponding Fund or Funds and will cast all of its votes in the Portfolio in the same proportion as the Fund’s shareholders.  Shares of a Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which instructions are received.

Table of Contents - SAI

4

Non-Diversification of Investments

The Portfolios, except the Alternative Income Portfolio, the Global Portfolio and the Multi-Disciplinary Income Portfolio, and the Funds, except the Alternative Income Fund, the Global Fund and the Multi-Disciplinary Income Fund, are non-diversified under the 1940 Act, which means that there is no restriction as to how much the Portfolios/Funds may invest in the securities of any one issuer.  However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), the Portfolios/Funds intend to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code.  Pursuant to these requirements, at the end of each taxable quarter, each Portfolio/Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) of more than 25% of the value of each Portfolio/Fund’s total assets.  In addition, each Portfolio/Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer equal to 5% of the Portfolio/Fund’s total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer.  As non-diversified investment companies, the Portfolios/Funds may be subject to greater risks than diversified companies because of the larger impact of fluctuation in the values of securities of fewer issues.

Diversification

Each of the Alternative Income Portfolio, the Global Portfolio and the Multi-Disciplinary Income Portfolio, and each of the Alternative Income Fund, the Global Fund and the Multi-Disciplinary Income Fund, is a diversified investment company.  This means that, with respect to 75% of each Portfolio/Fund’s total assets, the Portfolio/Fund may not invest more than 5% of its total assets in the securities of a single issuer or hold more than 10% of the voting securities of such issuer.  This does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.

Under applicable federal securities laws, the diversification of an investment company’s holdings is measured at the time the investment company purchases a security.  However, if a Portfolio/Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Portfolio/Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Portfolios/Funds, the Portfolios/Funds may have a greater percentage of their assets invested in securities of fewer issuers.  Accordingly, the Portfolios/Funds are subject to the risk that their performance may be hurt disproportionately by the poor performance of relatively few securities despite the Portfolios/Funds qualifying as diversified investment companies.

Description of the Funds

With the exception of the Multi-Disciplinary Income Fund, the investment objectives listed below are fundamental objectives and therefore cannot be changed without the approval of shareholders.  The investment objective of the Multi-Disciplinary Income Fund is non-fundamental and can be changed without the approval of shareholders upon 60 days’ notice to shareholders.

The Alternative Income Fund

The Alternative Income Fund is a diversified fund with a primary investment objective of providing current income and gains and a secondary investment objective of obtaining long-term growth of capital.  The Fund seeks to achieve its objectives by investing all of its investable assets in the Portfolio.  Under normal circumstances, the Alternative Income Portfolio will hold a portfolio of fixed income and equity securities and implement equity option strategies intended to generate returns from the collection of option premiums.  The Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities, derivatives, stocks and cash or cash equivalents that may be committed as collateral for option strategies.  The Fund should not be used as a trading vehicle.

Table of Contents - SAI

5

The Internet Fund

The Internet Fund is a non‑diversified fund with an investment objective of long-term growth of capital.  The Funds seeks to obtain current income as a secondary objective.  The Fund is designed for long‑term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long‑term capital growth.  The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio.  Except during temporary defensive periods, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet‑related activities. The Internet Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet, such as content providers, computer hardware and software, venture capital, Internet service providers, Internet portals, wireless/broadband access, e-commerce, financial service companies, auction houses, and telecommunications.  The Fund should not be used as a trading vehicle.

The Global Fund

The Global Fund is a diversified fund with an investment objective of long-term growth of capital.  The Fund is designed for long‑term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long‑term capital growth.  The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio.  Except during temporary defensive periods, the Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in equity securities of foreign and U.S. companies listed on publicly traded exchanges in countries around the world, and in ETFs.   The Fund should not be used as a trading vehicle.

The Paradigm Fund

The Paradigm Fund is a non‑diversified fund with an investment objective of long-term growth of capital.  The Fund is designed for long‑term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long‑term capital growth.  The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. Except during temporary defensive periods, the Portfolio invests at least 65% of its net assets in the common stocks, convertible securities, warrants and other securities having the characteristics of common stocks (such as ADRs, GDRs, and IDRs) of U.S. and foreign companies, and in ETFs.  The Portfolio will invest in companies that the investment adviser believes are undervalued, that have high returns on equity, and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues.  The Fund should not be used as a trading vehicle.

The Medical Fund

The Medical Fund is a non‑diversified fund with an investment objective of long-term growth of capital.  The Fund is designed for long‑term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long‑term capital growth.  The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio.  Except during temporary defensive periods, the Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other securities having the characteristics of common stocks (such as ADRs, GDRs, and IDRs) of U.S. and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies.  The Portfolio may also invest in ETFs.  The Fund should not be used as a trading vehicle.

Table of Contents - SAI

6

The Small Cap Opportunities Fund

The Small Cap Opportunities Fund is a non‑diversified fund with an investment objective of long-term growth of capital.  The Fund is designed for long‑term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long‑term capital growth.  The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio.  Except during temporary, defensive periods, at least 80% of the Portfolio’s net assets plus any borrowings for investment purposes will be invested in common stocks, convertible securities, warrants and other securities having the characteristics of common stocks (such as ADRs, GDRs, and IDRs) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities.  The Portfolio may also invest in ETFs.  The Fund should not be used as a trading vehicle.

The Market Opportunities Fund

The Market Opportunities Fund is a non-diversified fund with an investment objective of long-term capital growth. The Fund is designed for long‑term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long‑term capital growth.  The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. Except during temporary defensive periods, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry, and in ETFs that invest significantly in such securities.  Capital market companies include companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses. The Market Opportunities Portfolio may also purchase and write options for hedging purposes and/or direct investment.  The Fund should not be used as a trading vehicle.

The Multi-Disciplinary Income Fund

The Multi-Disciplinary Income Fund is a diversified fund with an investment objective of total return.  The Fund seeks to achieve its objective by investing all of its investable assets in its corresponding Portfolio.  The Portfolio’s investment objective is non-fundamental and can be changed without the approval of shareholders upon 60 days’ notice to shareholders.  The Portfolio utilizes a two-part investment strategy, which includes fixed-income components, including fixed-income ETFs and derivatives components.  The Portfolio’s fixed-income component focuses primarily on high-yield corporate bonds, issued principally in the United States.  Except during temporary defensive periods, the Portfolio will invest at least 65% of its investable assets in fixed-income securities, derivatives and cash or cash equivalents committed as collateral for written options contracts.  The Portfolio’s option strategy component focuses on the use of options on companies that the Investment Adviser believes have unique business attributes and/or long-term unique fundamental business characteristics.  The companies that are targeted for various option strategies undergo a fundamental analysis by the Investment Adviser to understand such business as completely as possible.  The Fund should not be used as a trading vehicle.

Investment Restrictions

The investment restrictions of each Fund may be changed only with the approval of the holders of a majority of a Fund’s outstanding voting securities.  The investment restrictions of each Portfolio may be changed only with the approval of the holders of a majority of a Portfolio’s outstanding voting securities.  As used in this SAI, “a majority of a Fund’s (or Portfolio’s) outstanding voting securities” means the lesser of (1) 67% of the shares of common stock/beneficial interest of the Fund/Portfolio represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of common stock/beneficial interest of the Fund/Portfolio. Unless otherwise noted, each Fund and their corresponding Portfolio have adopted and are subject to substantially identical fundamental investment restrictions.

Table of Contents - SAI

7

1.	Each Fund/Portfolio will not act as underwriter for securities of other issuers.

2.	Each Fund/Portfolio will not make loans amounting to more than 33 1/3% of its total assets (including any collateral posted) or 50% of its total assets (excluding any collateral posted).

3.	With respect to 50% of its total assets, each Fund/Portfolio will not invest in the securities of any issuer if as a result the Fund/Portfolio holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer. This policy shall not be deemed violated to the extent that each Fund invests all of its investable assets in their respective Portfolios.

4.	Each Fund/Portfolio will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that (a) with respect to each Fund/Portfolio other than the Multi-Disciplinary Income Fund/Portfolio, each Fund/Portfolio may enter into futures contracts and related options and (b) with respect to the Multi-Disciplinary Income Fund/Portfolio, to the extent permitted by the 1940 Act.

5.	Each Fund/Portfolio (other than the Alternative Income Fund/Portfolio and the Multi-Disciplinary Income Fund/Portfolio) will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available. The Alternative Income Fund/Portfolio will not invest more than 15% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available. This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in the respective Portfolios.

6.	The Alternative Income Fund/Portfolio will not invest in the securities of any one industry with the exception of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, if, as a result, more than 25% of the Fund’s/Portfolio’s total net assets would be invested in the securities of such industries. This policy shall not be deemed violated to the extent that the Fund invests all its investable assets in the Portfolio.

7.	The Internet Fund/Portfolio will not invest in the securities of any one industry except the Internet and Internet-related industries, with the exception of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, if as a result, more than 20% of the Fund’s/Portfolio’s total net assets would be invested in the securities of such industries. Except during temporary defensive periods, at least 80% of the Fund’s/Portfolio’s total net assets will be invested in the securities of domestic and foreign companies that are engaged in the Internet and Internet-related activities. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

8.	The Paradigm Fund/Portfolio will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if as a result more than 20% of the Fund’s/Portfolio’s total net assets would be in the securities of such industries. This policy shall not be deemed violated to the extent that the Paradigm Fund invests all of its investable assets in the Portfolio invests its investable assets in the Portfolio.

9.	The Medical Fund/Portfolio will not invest in the securities of any one industry except in domestic and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, with the exception of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, if as a result, more than 20% of the Fund’s/Portfolio’s total net assets would be invested in the securities of such industry. Except during temporary defensive periods, not less than 80% of the Fund’s/Portfolio’s total net assets will be invested in the securities of companies engaged in the medical research, pharmaceutical and technology industries and related technology industries, generally, with an emphasis toward publicly traded entities engaged in cancer research and drug development. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

Table of Contents - SAI

8

10.	The Small Cap Opportunities Fund/Portfolio will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if as a result, more than 20% of the Fund’s/Portfolio’s total net assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 80% of the Fund’s/Portfolio’s net assets plus any borrowings for investment purposes will be invested in the securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or short-term earnings disappointments. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

11.	The Market Opportunities Fund/Portfolio will not invest in the securities of any one industry, except in the securities of U.S. and foreign companies engaged in capital markets or related to capital markets and in the gaming industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, if, as a result, more than 20% of the Portfolio’s total net assets would be invested in the securities of such industry. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

12.	The Global Fund/Portfolio, and the Multi-Disciplinary Income Fund/Portfolio will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if, as a result, more than 25% of the Portfolio’s total net assets would be invested in the securities of such industry. This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in their respective Portfolios.

13.	The Funds/Portfolios will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Funds/Portfolios may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

14.	The Funds/Portfolios will not issue senior securities.

With respect to Investment Limitations Nos. 6 through 12 above, utility companies will be divided according to their services; for example, gas, electric and telephone will each be considered a separate industry.  If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the portfolio securities held by a Portfolio will not constitute a violation of such limitation.

Non-Fundamental Investment Limitations

The following are the Funds’ and Portfolios’ non-fundamental operating policies that may be changed by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively, without shareholder approval.

1.	The Internet Fund/Portfolio, the Medical Fund/Portfolio and the Small Cap Opportunities Fund/Portfolio will not make any changes in their respective investment policies of investing at least 80% of net assets in the investments suggested by a Fund’s/Portfolio’s name without first providing the Fund’s/Portfolio’s shareholders with at least 60 days’ prior notice.

Table of Contents - SAI

9

2.	The Multi-Disciplinary Income Fund/Portfolio will not invest more than 15% of the value of its total assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available. This policy shall not be deemed violated to the extent that the Multi-Disciplinary Income Fund invests all of its investable assets in the Multi-Disciplinary Income Portfolio.

Investment Policies and Associated Risks

The following paragraphs provide a more detailed description of the Funds’ and Portfolios’ investment policies and risks identified in the Prospectus.  Unless otherwise noted, the policies described in this SAI pertain to each Fund and their corresponding Portfolio.  Furthermore, unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively, without shareholder approval.

Common and Preferred Stock; Convertible Securities

Common stocks are units of ownership of a corporation.  Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  Some preferred stocks may be convertible into common stock.  Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Short Sales

The Multi-Disciplinary Income Portfolio and the Alternative Income Portfolio may enter into short sales. Short sales are transactions in which a fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium or a negative rebate (short rebate), which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Portfolio replaces a borrowed security in connection with a short sale, the Portfolio will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange Commission (the “SEC”).

The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, negative rebate (short rebate) or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale.

Table of Contents - SAI

10

Warrants

Each Portfolio may purchase, and the Multi-Disciplinary Income Portfolio may also sell short, warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that a Portfolio could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Debt Securities

The Portfolios may invest in (and the Multi-Disciplinary Income Portfolio may invest all of its assets in) convertible and non-convertible debt obligations without regard to rating, and as a result, the Portfolios may purchase or hold securities in the lowest rating categories.  Debt securities in these lowest investment grade categories are considered to be below investment grade securities that may not have adequate capacity to pay principal or that otherwise generally lack the characteristics of desirable investments.  As compared to debt securities with higher ratings, these “high risk” securities are vulnerable to nonpayment and depend to a larger degree upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  With the exception of the Multi-Disciplinary Income Portfolio, at no time will the Portfolios have more than 20% of their respective total assets, and for the Alternative Income Portfolio 50% of its total assets, invested in any debt securities that are rated below investment grade or if the security is unrated, of comparable quality as determined by the Adviser, either at the time of purchase or as a result of a reduction in rating after purchase.  Please see “Appendix A” to this SAI for a description of debt security ratings.

The fixed-income securities in which the Portfolios may invest are generally subject to interest rate risk, credit risk, market risk and call risk.

Interest Rate Risk. The risk that when interest rates increase, fixed-income securities held by a Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.  The longer the duration of a bond, the more a change in interest rates affects the bond’s price.  Short-term and long-term interest rates may not move the same amount and may not move in the same direction.  It is likely there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, including falling market values and reduced liquidity.  Substantial redemptions from bond and other income funds may worsen that impact.  Other types of securities also may be adversely affected from an increase in interest rates.

Credit Risk. This risk relates to the ability of the issuer to meet interest and principal payments, as they become due.  The ratings given a security by rating services such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Rating Service (“S&P”) provide a generally useful guide as to such credit risk.  The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security.  Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

Market Risk.  All mutual funds are affected by changes in the economy and swings in investment markets.  These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

Table of Contents - SAI

11

Call Risk.  The risk that an issuer will exercise its right to pay principal on an obligation held by a Portfolio (such as an asset-backed security) earlier than expected.  This may happen when there is a decline in interest rates.  Under these circumstances, a Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

When-Issued and Delayed Delivery Transactions

Each Portfolio may purchase short-term obligations on a when-issued or delayed delivery basis.  These transactions are arrangements in which the Portfolios purchase securities with payment and delivery scheduled for a future time.  The seller’s failure to complete these transactions may cause the Portfolios to miss a price or yield considered advantageous.  Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices.

The Portfolios may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so.  In addition, each Portfolio may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates.  A Portfolio may realize short-term profits or losses upon the sale of such commitments.

These transactions are made to secure what is considered to be an advantageous price or yield for a Portfolio.  No fees or other expenses, other than normal transaction costs, are incurred.  However, liquid assets of a Portfolio sufficient to make payment for the securities to be purchased are segregated on the Portfolio’s records at the trade date.  These assets are marked to market daily and are maintained until the transaction is settled.  The Portfolios do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their assets.

Exchange-Traded Funds (ETFs)

Each Portfolio may invest in open-end investment companies whose shares are listed for trading on a national securities exchange or the Nasdaq Market System.  ETF shares typically trade like shares of common stock and provide investment results that generally correspond to the price and yield performance of the component stocks of a widely recognized index such as the S&P 500® Index.  There can be no assurance, however, that this can be accomplished as it may not be possible for an ETF to replicate the composition and relative weightings of the securities of its corresponding index.  ETFs are subject to risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment.  Individual shares of an ETF are generally not redeemable at their net asset value (“NAV”), but trade on an exchange during the day at prices that are normally close to, but not the same as, their NAV.  There is no assurance that an active trading market will be maintained for the shares of an ETF or that market prices of the shares of an ETF will be close to their NAV.

Leveraged ETFs contain all of the risks that non-leveraged ETFs present. Additionally, to the extent a Portfolio invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Portfolio will indirectly be subject to leveraging risk. The more these ETFs invest in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Because leverage tends to exaggerate the effect of any increase or decrease in the value of an ETF’s portfolio securities or other investments, leverage will cause the value of an ETF’s shares to be more volatile than if the ETF did not use leverage. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause a leveraged ETF to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where a leveraged ETF, for any reason, is unable to close out the transaction.  In addition, to the extent a leveraged ETF borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the ETF’s investment income, resulting in greater losses. Such ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying index or benchmark during the same period of time, which may be enhanced during the periods of increased market volatility. These investment vehicles may be extremely volatile and can potentially expose an investing Portfolio to theoretically unlimited losses.

Table of Contents - SAI

12

Investments in securities of ETFs beyond the limitations set forth in Section 12(d)(1)(A) of the 1940 Act are subject to certain terms and conditions set forth in an exemptive order issued by the SEC to the ETF.  Under Sections 12(d)(l)(A) and (B) of the 1940 Act, each Portfolio may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual fund, including closed-end fund), but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Portfolio if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Portfolio; and (ii) the Portfolio has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1½%.  An investment company that issues shares to a Portfolio pursuant to paragraph 12(d)(l)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.  Each Portfolio (or the Adviser acting on behalf of a Portfolio) must comply with the following voting restrictions: when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security.  The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to a mutual fund’s own expenses.

Each Portfolio may also acquire investment company shares received or acquired as dividends, through offers of exchange or as a result of reorganization, consolidation or merger.  The purchase of shares of other investment companies may result in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs and investment advisory and administrative fees.

Investment Company Securities

Each Portfolio may invest in securities issued by other investment companies to the extent permitted by the 1940 Act.  Under Sections 12(d)(l)(A) and (B) of the 1940 Act, each Portfolio may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual fund, including closed-end fund), but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Portfolio if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Portfolio; and (ii) the Portfolio has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1½%.  An investment company that issues shares to a Portfolio pursuant to paragraph 12(d)(l)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.  Each Portfolio (or the Adviser acting on behalf of a Portfolio) must comply with the following voting restrictions: when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security.  Because other investment companies employ an investment adviser, such investments by each Portfolio may cause shareholders to bear duplicate fees.  In addition, Rule 12d1-1 under the 1940 Act permits a Portfolio to invest an unlimited amount of its uninvested cash in a money market fund so long as, among other things, said investment is consistent with a Portfolio’s investment objectives and policies, as applicable. As a shareholder in an investment company, a Portfolio would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses.

Table of Contents - SAI

13

Restricted and Illiquid Securities

An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Portfolio has valued the investment.  Each Portfolio may invest in a limited amount of securities that are illiquid at the time of purchase, including restricted securities and other securities for which market quotations are not readily available.  Restricted securities are any securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) and are illiquid.  For purposes of each Fund’s/ Portfolio’s limitation on purchases of illiquid securities described in “Investment Restrictions” above, securities that are not registered under the 1933 Act and are determined to be liquid based upon a review of the trading markets for the specific restricted security will not be included.  This practice could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

Depositary Receipts

The Portfolios may each invest in ADRs and in other forms of depositary receipts, such as IDRs and GDRs.  Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  In particular, ADRs represent the right to receive securities of foreign issuers deposited in a bank or other depositary.  ADRs are traded in the United States and the prices of ADRs are quoted in U.S. dollars.  Investments in depositary receipts involve certain inherent risks generally associated with investments in foreign securities, including the following:

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self‑sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations.  A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR’s underlying portfolio securities denominated in that currency.  Such changes will affect a Portfolio to the extent that the Portfolio each is invested in ADRs comprised of foreign securities.

Taxes.  The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolios and that may ultimately be available for distribution to the Portfolios’ and Funds’ shareholders.

Table of Contents - SAI

14

Derivatives
Buying Call and Put Options.  Each of the Portfolios may purchase call options.  Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security that a Portfolio intends to purchase.  Prior to its expiration, a call option may be sold in a closing sale transaction.  Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost.

Each of the Portfolios may purchase put options.  By buying a put, a Portfolio has the right to sell a security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires.  The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost.  Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing (Selling) Call and Put Options.  Each Portfolio may write covered options on equity and debt securities and indices.  The Multi-Disciplinary Income Portfolio may write up to 100% of its assets in put options on equity and, to a limited extent, debt securities and indices, for hedging or non-hedging purposes.  The Multi-Disciplinary Income Portfolio may also write more than 5% of its net assets on covered call options on equity and debt securities and indices.  In the case of call options, so long as a Portfolio is obligated as the writer of a call option, it will own the underlying security subject to the option, however, index options and sector/industry based ETF options will be considered covered if the Portfolio holds a portfolio of securities substantially correlated with the movement of the index (or, to the extent it does not hold such a portfolio, segregates liquid assets in an amount equal to the value of the option on a daily, marked-to-market basis).  In the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

Covered call options written by a Portfolio give the holder the right to buy the underlying securities from the Portfolio at a stated exercise price.  A call option written by a Portfolio is “covered” if the Portfolio owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio or, in the case of index options and sector/industry based ETF options, will be considered covered if the Portfolio  holds a portfolio of securities substantially correlated with the movement of the index.  A call option is also covered if a Portfolio holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash and high grade debt securities in a segregated account with its custodian bank. The Portfolios may purchase securities, which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Portfolios.  A Portfolio’s turnover may increase through the exercise of a call option; this will generally occur if the market value of a “covered” security increases and a Portfolio has not entered into a closing purchase transaction.

As a writer of an option, each Portfolio receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price.  The premium serves to mitigate the effect of any depreciation in the market value of the security.  The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation.  Exercise of a call option by the purchaser will cause a Portfolio, as applicable, to forego future appreciation of the securities covered by the option.  Whether or not an option expires unexercised, the writer retains the amount of the premium.  This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.  If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security.  Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price.  It retains the risk of the loss should the price of the underlying security or foreign currency decline.  Writing call options also involves risks relating to a Portfolio’s ability to close out the option it has written.

Table of Contents - SAI

15

Each Portfolio may write exchange-traded call options on its securities.  Call options may be written on portfolio securities indices, or foreign currencies.  With respect to securities and foreign currencies, each Portfolio may write call and put options on an exchange or over-the-counter.  Call options on portfolio securities will be covered since a Portfolio, as applicable, will own the underlying securities.  Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be “covered” by identifying the specific portfolio securities being hedged.  Options on foreign currencies will be covered by securities denominated in that currency.  Options on securities indices will be covered by securities that substantially replicate the movement of the index.

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period.  When a Portfolio writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.  However, a Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls bellows the exercise price) at any time during the option period.  If the price of the underlying security falls below the exercise price, a Portfolio may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.  Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price.  A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price.  However, the writer of the put option has retained the opportunity for appreciation above the exercise price should the market price of the underlying security or foreign currency increase.  Writing put options also involves risks relating to a Portfolio’s ability to close out the option that it has written.

The writer of an option who wishes to terminate its obligation may effect a “closing purchase transaction” by buying an option of the same series as the option previously written.  The effect of the purchase is that the clearing corporation will cancel the writer’s position.  However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option.  There is also no guarantee that a Portfolio will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit a Portfolio to write another call option on the underlying security with a different exercise price, expiration date, or both.  Effecting a closing purchase transaction will also permit a Portfolio to use cash or proceeds from the investments.  If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

A Portfolio will realize a profit from a closing purchase transaction if the price of the transaction is less than the premium received from writing the option.  Likewise, a Portfolio will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Portfolio.

Table of Contents - SAI

16

Writing Over-The-Counter (“OTC”) Options.  Each Portfolio, except the Multi-Disciplinary Income Portfolio, may engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange-traded options.  The Multi-Disciplinary Income Portfolio may invest to a limited extent in OTC options.  Just as with exchange-traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price.  However, OTC options differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange-traded options, through a clearing corporation.  Thus, there is a risk of non-performance by the dealer.  Because there is no exchange, pricing is typically done by reference to information obtained from market makers.  Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction.  There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time.  Consequently, a Portfolio may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it.  Similarly, when a Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option.  If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised.  Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so.  Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer.  Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The staff of the Securities and Exchange Commission (“SEC”) has often taken the position that purchased OTC options and the assets used to “cover” written OTC options are illiquid securities.

The Portfolios will adopt procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions on the liquidity of the Portfolios.

Futures Contracts.  Each Portfolio may buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions.  A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.  A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.  Although stock index futures contracts call for the actual taking or delivery of cash, in most cases each Portfolio expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

Each Portfolio will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time a Portfolio purchases or sells a stock index futures contract, it must make a good faith deposit known as the “initial margin”.  Thereafter, a Portfolio may need to make subsequent deposits, known as “variation margin”, to reflect changes in the level of the stock index.  Each Portfolio may buy or sell a stock index futures contract so long as the sum of the amount of margin deposits on open positions with respect to all stock index futures contracts does not exceed 10% of the Alternative Income Portfolio’s total assets or 5% of each other Portfolio’s net assets.

Table of Contents - SAI

17

To the extent a Portfolio enters into a stock index futures contract, it will maintain with its custodian bank (to the extent required by the rules of the SEC) assets in a segregated account to cover its obligations or in futures or options accounts with custodial brokers.  Such assets may consist of cash, cash equivalents, or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments.

Risks Associated With Options and Futures.  Although the Portfolios may each write covered call options and purchase and sell stock index futures contracts to hedge against declines in market value of their portfolio securities, the use of these instruments involves certain risks.  As the writer of covered call options, a Portfolio receives a premium but loses any opportunity to profit from an increase in the market price of the underlying securities, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of investment securities, they are derivative instruments that are subject to a number of risks.  During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of a Portfolio’s investments.  In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations.  Changes in the market value of a Portfolio’s investment securities may differ substantially from the changes anticipated by the Portfolio when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than the initial investment in such a contract.

Successful use of futures contracts depends upon the Adviser’s ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market.  No assurance can be given that the Adviser’s judgment in this respect will be correct.

The Commodity Futures Trading Commission and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in a particular futures contract.  Trading limits are imposed on the number of contracts that any person may trade on a particular trading day.  An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions.  These trading and positions limits will not have an adverse impact on a Portfolio’s strategies for hedging its securities.

Participatory Notes.  The Global Portfolio may invest in participatory notes issued by banks or broker-dealers that are designed to replicate the performance of certain issuers and markets. Participatory notes are a type of equity-linked derivative which generally are traded over-the-counter. The performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate.  In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Portfolio. Participatory notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and the Portfolio is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes. Participatory notes involve transaction costs. Participatory notes may be considered illiquid and, therefore, participatory notes considered illiquid will be subject to the Portfolio’s percentage limitation for investments in illiquid securities.

Interest Rate Swaps, Total Rate of Return Swaps, Credit Swaps, Interest Rate Floors, Caps and Collars and Currency Swaps (The Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio)

The Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return. These instruments are privately negotiated over-the-counter derivative products. A great deal of flexibility is possible in the way these instruments are structured.  Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.  The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Credit swaps are contracts involving the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or, in the case of credit default swaps, the right to receive or make a payment from the other party, upon the occurrence of specific credit events. The Portfolio also may enter into currency swaps, which involve the exchange of the rights of the Portfolio and another party to make or receive payments in specific currencies.

Table of Contents - SAI

18

Some transactions, such as interest rate swaps and total rate of return swaps are entered into on a net basis, i.e., the two payment streams are netted out, with the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio receiving or paying, as the case may be, only the net amount of the two payments.  If the other party to such a transaction defaults, the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any.  In contrast, other transactions involve the payment of the gross amount owed. For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Alternative Income Portfolio or the Multi-Disciplinary Income Portfolio under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Alternative Income Portfolio, the Multi-Disciplinary Income Portfolio and the Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio’s borrowing restrictions.

Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default by the issuer of the debt obligation. The use of credit default swaps may be limited by the Portfolio’s limitation on illiquid investments.

When used for hedging purposes, the Portfolio would be the buyer of a credit default swap contract. In that case, the Portfolio would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or non-U.S. issuer, on the debt obligation. In return, the Portfolio would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. Credit default swaps involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, which is the risk that the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default.

When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

Table of Contents - SAI

19

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

The Portfolio will not enter into a total rate of return, credit, currency or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody’s or a comparable rating from another organization that is recognized as a nationally recognized statistical rating organization (“NSRO”) or, if unrated by such rating organization, is determined to be of comparable quality by the Adviser.  If there is a default by the other party to such transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.  The use of interest rate, total rate of return, credit and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecast of market values, interest rates and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

Distressed Investments

Each Portfolio, other than the Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio, may invest up to 5% of its assets in securities of companies that are in financial distress (i.e., involved in bankruptcy or reorganization proceedings).  The Alternative Income Portfolio and the Multi-Disciplinary Income Portfolio may invest up to 15% of its total assets in securities of companies that are in financial distress.  These securities may include, among other things, senior or subordinated fixed income securities, common stock, preferred stock, warrants and other kinds of indebtedness.  There can be no assurance that the Adviser will correctly evaluate all the factors that could affect the outcome of an investment in these types of securities.  Financially distressed securities involve considerable risk that can result in substantial or even total loss on a Portfolio’s investment.

It is often difficult to obtain information as to the true condition of financially distressed securities.  These securities are often subject to litigation among the participants in the bankruptcy or reorganization proceedings.  Such investments may also be adversely affected by federal and state laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and a bankruptcy court’s power to disallow, reduce, subordinate or disenfranchise particular claims.  These and other factors contribute to above-average price volatility and abrupt and erratic movements of the market prices of these securities.  In addition, the spread between the bid and asked prices of such securities may be greater than normally expected and it may take a number of years for the market price of such securities to reflect their intrinsic value.

Securities of financially troubled companies require active monitoring and may, at times, require participation in bankruptcy or reorganization proceedings by the Adviser.  To the extent that the Adviser becomes involved in such proceedings, the Adviser may have a more active participation in the affairs of the issuer than that assumed generally by a shareholder, and such participation may generate higher legal fees and other transaction costs relating to the investment than would normally be the case.

In bankruptcy and other forms of corporate reorganization, there exists the risk that the reorganization will: (1) be unsuccessful (due to, for example, failure to obtain the necessary approvals); (2) be delayed (for example, until various liabilities, actual or contingent, have been satisfied); or (3) result in a distribution of cash or a new security the value of which will be less than the purchase price of the security in respect to which such distribution was made.

Real Estate Investment Trusts (“REITs”) (All Portfolios)

A REIT is a corporation or trust that pools the capital of many investors to purchase income property and/or mortgage loans.

Table of Contents - SAI

20

A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year.  Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs.  Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.  Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.  By investing in REITs indirectly through the Portfolio, shareholders of the Fund will bear not only their proportionate share of the expenses of the Portfolio, but also indirectly, similar expenses of underlying REITs.

REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants.  Mortgage REITs may be affected by the quality of the credit extended.  Furthermore, REITs are dependent on specialized management skills.  Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations.

In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the 1940 Act.

Cyber Security Risk (All Portfolios)

The Portfolios/Funds and their service providers may be prone to operational and information security risks resulting from breaches in cyber security.  A breach in cyber security refers to both intentional and unintentional events that may cause a Portfolio/Fund to lose proprietary information, suffer data corruption, or lose operational capacity.  Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks.  Cyber security breaches affecting the Portfolios/Funds or their Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Portfolios/Funds.  For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact a Portfolio’s and Fund’s ability to calculate their NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject a Portfolio/Fund to regulatory fines or financial losses and/or cause reputational damage.  A Portfolio/Fund may also incur additional costs for cyber security risk management purposes.  Similar types of cyber security risks are also present for issuers of securities in which a Portfolio may invest, which could result in material adverse consequences for such issuers and may cause a Portfolio’s investment in such companies to lose value and therefore negatively impact a Portfolio’s and Fund’s NAV.

Temporary Investments

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Internet Fund or the corresponding Portfolio may, as a temporary defensive measure, invest without limitation, in short‑term debt securities and money market securities with a rating of A2-P2 or higher.

Due to the changing nature of the medical research, biopharmaceutical and treatment industry, the national economy and market conditions, the Medical Fund or the corresponding Portfolio may, as a temporary defensive measure, invest without limitation, in short‑term money market securities with a rating of A2-P2 or higher.

To respond to adverse market, economic, political or other conditions, the Alternative Income Portfolio, the Global Portfolio, the Paradigm Portfolio, the Small Cap Opportunities Portfolio, the Market Opportunities Portfolio, and the Multi-Disciplinary Income Portfolio each may invest up to 100% of its assets in high quality, U.S. short-term debt securities and money market instruments.  The Alternative Income Portfolio, the Global Portfolio, the Paradigm Portfolio and the Market Opportunities Portfolio each may invest up to 35% of its assets, and the Small Cap Opportunities Portfolio each may invest up to 20% of its assets, at the time of purchase in these securities to maintain liquidity.

Table of Contents - SAI

21

In order to have funds available for redemption and investment opportunities, each Portfolio may also hold a portion of their assets in cash or U.S. short-term money market instruments.  Certificates of deposit purchased by the Portfolios will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers’ acceptances purchased by the Portfolios will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion.  Each Portfolio anticipates that not more than 15% of its total assets will be so invested or held in cash at any given time, except when the Portfolio is in a temporary defensive posture.

Portfolio Turnover

The Funds have each elected to be treated as a regulated investment company (“RIC”) for federal tax purposes.  In order to qualify for the beneficial tax treatment afforded RICs, and to be relieved of Federal tax liabilities, RICs must distribute substantially all of their net income to shareholders generally on an annual basis.  Thus, the Portfolios may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement.  The Portfolios do not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.  Portfolio turnover rates may vary depending on the volume of buying and selling activities.  Rates over 100% annually are considered high.  The table below shows the portfolio turnover rates for the past two fiscal years.  Portfolio turnover is reported at the Portfolio level.

Portfolio turnover rate for:	Fiscal Year Ended December 31, 2015	Fiscal Year Ended December 31, 2014
The Alternative Income Portfolio	6%	17%
The Internet Portfolio	1%	1%
The Global Portfolio	16%	14%
The Paradigm Portfolio	2%	7%
The Medical Portfolio	12%	3%
The Small Cap Opportunities Portfolio	2%	19%
The Market Opportunities Portfolio	2%	18%
The Multi-Disciplinary Income Portfolio	10%	35%

Management of the Funds and the Portfolios

Board of Directors/Board of Trustees

The management and affairs of the Funds and the Portfolios are supervised by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively.  Each Board consists of the same eight individuals, five of whom are not “interested persons” of the Company or the Trust as that term is defined in the 1940 Act (“Independent Directors/Trustees”).  Each Board establishes policies for the operation of the Funds and the Portfolios and appoints the officers who conduct the daily business of the Funds and the Portfolios.  The Boards have appointed Mr. Jay Kesslen, of the Adviser, as their Anti-Money Laundering Officer.

Each Board believes that each of the Director’s/Trustee’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Directors/Trustees lead to the conclusion that each Director/Trustee should serve in such capacity.  Among the attributes common to all Directors/Trustees is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Directors/Trustees, the Adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Directors/Trustees.  A Director’s/Trustee’s ability to perform his duties effectively may have been attained through the Director’s/Trustee’s business, consulting, public service and/or academic positions; experience as a board member of the Company and Trust, other investment funds, or non-profit entities or other organizations; education or professional training; and/or other life experiences.  In addition to these shared characteristics, specific details regarding each Director’s/Trustee’s principal occupations during the past five years are included in the table below.

Table of Contents - SAI

22

Officers and Directors/Trustees of the Company and the Trust are listed below with their ages, addresses, present positions with the Company and Trust and principal occupations over at least the last five years.  Each Director/Trustee may be contacted by writing to the Director/Trustee c/o Kinetics Mutual Funds, Inc., 470 Park Avenue South New York, New York 10016.

Independent Directors/Trustees

Name, Address and Age	Position(s) Held with Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex(1) Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee(2)
Steven T. Russell (52) c/o Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director/ Independent Trustee	Indefinite/ 15 years	Steven Russell Law Firm (April 2010 to present); Professor of Business Law and Finance, Suffolk County Community College (1997 to present).	16	N/A
Douglas Cohen, CPA (54) c/o Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director/ Independent Trustee	Indefinite/ 15 years	Chief Financial Officer, Sunrise Credit Services, Inc. (2005 to present).	16	N/A
William J. Graham (54) c/o Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director/ Independent Trustee	Indefinite/ 15 years	Attorney, William J. Graham, PC (2001 to present).	16	N/A

Table of Contents - SAI

23

Name, Address and Age	Position(s) Held with Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex(1) Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee(2)
Joseph E. Breslin (62) c/o Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director/ Independent Trustee	Indefinite/ 15 years	J.E. Breslin & Co. – Consulting (2009 to Present); Chief Operating Officer, Central Park Credit Holdings (2007 – 2009); Chief Operating Officer, Aladdin Capital Management, LLC (2005 to 2007).	16	Trustee, Forethought Variable Insurance Trust (5 portfolios); Trustee, Northern Lights Fund Trust IV (2 portfolios) since September 2015; Trustee Blue Arc Multi-Manager.

Table of Contents - SAI

24

Name, Address and Age	Position(s) Held with Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex(1) Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee(2)
James M. Breen (57) c/o Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director/ Independent Trustee	Indefinite/ 7 years	Vice President, HBES Consulting, Inc. (2014 to present); Senior Special Agent, Homeland Security Investigations, Miami, FL (2011 to 2014); Assistant Attaché Immigration & Customs Enforcement, Pretoria, South Africa (2008 to 2011).	16	N/A

Interested Directors/Trustees & Officers
Name, Address and Age	Position(s) Held with the Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex(1) Overseen by Director/ Trustee	Other Directorships Held by Director/Trustee(2)
Murray Stahl(3) (62) c/o Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Director/Trustee & Secretary	Indefinite/ 15 years	Chairman, FRMO Corp. (2001 to present) (provides consulting services to private investment funds and research services with respect to marketable securities); Chairman and Chief Investment Officer, Horizon Kinetics LLC, (including Horizon Asset Management LLC (investment adviser) (1994 to present); Kinetics Asset Management LLC and Kinetics Advisers, LLC (2000 to present); CEO, Horizon Kinetics LLC (2015 to present).	16	Director and Officer of FRMO Corp.

Table of Contents - SAI

25

Name, Address and Age	Position(s) Held with the Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex (1) Overseen by Director/ Trustee	Other Directorships Held by Director/Trustee(2)
Peter B. Doyle(3) (53) c/o Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Director/Trustee, President & Chairman of the Board	Indefinite/ 13 years	Vice President, Horizon Asset Management LLC (1997-2011);Vice President, FMRO Corp. (2001 to present) (provides consulting services to private investment funds and research services with respect to marketable securities); Managing Director, Horizon Kinetics LLC (including Horizon Asset Management LLC (an SEC-registered investment adviser) (1994 to present); Kinetics Asset Management LLC and Kinetics Advisers LLC (2000 to present)); and President of Kinetics Mutual Funds, Inc. (1998 to present).	16	Director and Officer, FRMO Corp.
Leonid Polyakov(3) (58) c/o Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Director/Trustee & Treasurer	Indefinite/ 13 years	CFO, Kinetics Asset Management LLC (2000 to 2011); Director, Kinetics Horizon LLC (2011 to present); CFO and FINOP, Kinetics Funds Distributor LLC (2002 to 2011); Director, Kinetics Advisers, LLC (2000 to 2011)	16	N/A
(1)	The term “fund complex” refers to the Company and the Trust, which hold themselves out as related for investment purposes.
(2)	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or investment companies registered under the 1940 Act.
(3)	Directors/Trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act because of their association with the Adviser and its affiliates.

Table of Contents - SAI

26

Officers

Name, Address and Age	Position(s) Held with the Company/Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Andrew M. Fishman (66) c/o Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Chief Compliance Officer	Indefinite/11 years
Associate General Counsel, Horizon Kinetics LLC (2011 to present); General Counsel, Horizon Asset Management, Inc. (1997 to 2011); Secretary, Horizon Asset Management, Inc. (2006 to 2011); Chief Compliance Officer, Kinetics Asset Management, Inc. (1999 to 2011); Chief Compliance Officer, Kinetics Advisers, LLC (2000 to 2011).

Jay H. Kesslen (43) c/o Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Vice President and Assistant Secretary	Indefinite/11 years
General Counsel, Horizon Kinetics LLC (including Horizon Asset Management LLC (investment adviser) (2011 to present), Kinetics Asset Management LLC (2000 to present), Kinetics Advisers LLC (2000 to present), Kinetics Funds Distributor LLC (2000 to present), KBD Securities LLC (2000 to present)); FRMO Corp. (2014 to present); Chief Compliance Officer, Horizon Kinetics LLC.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Funds and Portfolios rests with the Board of Directors of the Company and Board of Trustees of the Trust, respectively.  The Trust, on behalf of each Portfolio, has engaged the Adviser to manage the Portfolios on a day-to-day basis.  The Board is responsible for overseeing the Adviser and other service providers in the operations of the Portfolios in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Company’s Articles of Incorporation and By-laws and the Trust’s Declaration of Trust and By-laws.  The Boards meet concurrently in-person at regularly scheduled meetings four times each year. In addition, the Boards may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.  The Independent Directors/Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibility.  The Independent Directors/Trustees meet with their independent legal counsel in-person during each quarterly in-person board meeting.  As described below, the Boards have established an Audit Committee and a Pricing Committee, and may establish ad hoc committees or working groups from time to time to assist them in fulfilling their oversight responsibilities.

Table of Contents - SAI

27

The Boards have appointed Peter B. Doyle, an interested Director/Trustee, to serve in the role of Chairman.  The Chairman’s role is to preside at all meetings of the Boards and to act as liaison with the Trust’s and Company’s service providers, counsel and other Directors/Trustees generally between meetings.  The Chairman may also perform such other functions as may be delegated by each Board from time to time.  The Boards do not have a lead independent Director/Trustee.  Each Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview and it allocates areas of responsibility among committees of Directors/Trustees and the full Board in a manner that enhances effective oversight.

The Portfolios, and also the Funds, are subject to a number of risks, including investment, compliance, operational and valuation risks, among others.  Risk oversight forms part of each Board’s general oversight of the Portfolios and Funds and is addressed as part of various Board and committee activities.  Day-to-day risk management functions are subsumed within the responsibilities of the Adviser and other service providers (depending on the nature of the risk), which carry out the Portfolios’ and Funds’ investment management and business affairs.  The Adviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.  The Adviser and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models.  Each Board recognizes that it is not possible to identify all of the risks that may affect the Portfolios and Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects.  The Boards require senior officers of the Company and Trust, including the President, Treasurer and Chief Compliance Officer, and the Adviser, to report to the full Boards on a variety of matters at regular and special meetings of the Boards, including matters relating to risk management.  The Boards and the Audit Committee also receive regular reports from the Company’s/Trust’s independent registered public accounting firm on internal control and financial reporting matters.  The Boards also receive reports from certain of the Company’s/Trust’s other primary service providers on a periodic or regular basis, including the Company’s/Trust’s custodian, distributor and administrator.  The Boards may, at any time and in their discretion, change the manner in which they conduct risk oversight.

Board Committees

The Boards have two standing committees as described below:

Audit Committee
Members	Description	# of Meetings during Past Fiscal Year

James M. Breen Joseph E. Breslin Douglas Cohen, CPA* William J. Graham Steven T. Russell	Responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Funds/Portfolios.	The Committee met two times during the year ended December 31, 2015.

Table of Contents - SAI

28

Pricing Committee
Members	Description	# of Meetings during Past Fiscal Year

James M. Breen Joseph E. Breslin* Douglas Cohen William J. Graham Steven T. Russell
Responsible for (1) monitoring the valuation of the Portfolios’ securities and other investments; and (2) as required by the Portfolios’ valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations shall be reported to the full Board.
The Committee met two times during the year ended December 31, 2015.
* Designates the Chairperson of the respective Committee.

Board Interest in the Funds

As of December 31, 2015, the Directors/Trustees owned the following amounts in the Funds and in all of the Funds/Portfolios overseen by the Directors/Trustees:

Name of Director/Trustee	Dollar Range of Equity Securities in the Funds		Aggregate Dollar Range of Equity Securities in All Funds/Portfolios Overseen by Director/Trustee
INDEPENDENT DIRECTORS/TRUSTEES
Steven T. Russell	Alternative Income Fund	None	None
	Internet Fund	None
	Global Fund	None
	Paradigm Fund	None
	Medical Fund	None
	Small Cap Opportunities Fund	None
	Market Opportunities Fund	None
	Multi-Disciplinary Income Fund	None
Douglas Cohen	Alternative Income Fund	None	$10,001-$50,000
	Internet Fund	None
	Global Fund	None
	Paradigm Fund	$10,001-$50,000
	Medical Fund	None
	Small Cap Opportunities Fund	$10,001-$50,000
	Market Opportunities Fund	$1-$10,000
	Multi-Disciplinary Income Fund	None
William J. Graham	Alternative Income Fund	None	$50,001-$100,000
	Internet Fund	None
	Global Fund	None
	Paradigm Fund	$10,001-$50,000
	Medical Fund	None
	Small Cap Opportunities Fund	$10,001-$50,000
	Market Opportunities Fund	None
	Multi-Disciplinary Income Fund	$10,001-$50,000

Table of Contents - SAI

29

Name of Director/Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Funds/Portfolios Overseen by Director/Trustee
INDEPENDENT DIRECTORS/TRUSTEES

Joseph E. Breslin	Alternative Income Fund	None	$10,001-$50,000
	Internet Fund	None
	Global Fund	None
	Paradigm Fund	$10,001-$50,000
	Medical Fund	None
	Small Cap Opportunities Fund	None
	Market Opportunities Fund	$10,001-$50,000
	Multi-Disciplinary Income Fund	None
James M. Breen	Alternative Income Fund	None	Over $100,000
	Internet Fund	None
	Global Fund	None
	Paradigm Fund	None
	Medical Fund	$10,001-$50,000
	Small Cap Opportunities Fund	Over $100,000
	Market Opportunities Fund	None
	Multi-Disciplinary Income Fund	None

Name of Director/Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Funds/Portfolios Overseen by Director/Trustee
INTERESTED DIRECTORS/TRUSTEES
Murray Stahl	Alternative Income Fund	None	Over $100,000
	Internet Fund	$10,001-$50,000
	Global Fund	None
	Paradigm Fund	Over $100,000
	Medical Fund	None
	Small Cap Opportunities Fund	Over $100,000
	Market Opportunities Fund	Over $100,000
	Multi-Disciplinary Income Fund	$1-$10,000
Leonid Polyakov	Alternative Income Fund	Over $100,000	Over $100,000
	Internet Fund	$10,001-$50,000
	Global Fund	$10,001-$50,000
	Paradigm Fund	Over $100,000
	Medical Fund	$50,001-$100,000
	Small Cap Opportunities Fund	Over $100,000
	Market Opportunities Fund	Over $100,000
	Multi-Disciplinary Income Fund	$50,001-$100,000
Peter B. Doyle	Alternative Income Fund	None	Over $100,000
	Internet Fund	$10,001-$50,000
	Global Fund	Over $100,000
	Paradigm Fund	Over $100,000
	Medical Fund	None
	Small Cap Opportunities Fund	Over $100,000
	Market Opportunities Fund	Over $100,000
	Multi-Disciplinary Income Fund	Over $100,000

Table of Contents - SAI

30

Compensation

For their service as Directors of the Company and Trustees of the Trust, the Independent Directors/Independent Trustees receive an aggregate fee of $30,000 per year and $3,000 per Board meeting attended, with an additional $2,000 for each Pricing and/or Audit Committee meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings.  In addition, each Committee Chairman of the Company and the Trust (such as the Audit Committee or Pricing Committee) receives an additional fee of $5,000 per year for his service as chairman.  The “interested persons” who serve as Directors of the Company or Trustees of the Trust receive no compensation for their service as Directors or Trustees.  None of the executive officers receive compensation from the Funds or the Portfolios except the Company’s/Trust’s Chief Compliance Officer.  The following table provides compensation information for the Directors/Trustees for the year-ended December 31, 2015.

Name and Position	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Fund/Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Directors/Trustees(2)
Interested Directors/Trustees
Murray Stahl(1)	None	None	None	None
Peter B. Doyle(1)	None	None	None	None
Leonid Polyakov(1)	None	None	None	None
Independent Directors/Trustees
Steven T. Russell	$23,000	None	None	$50,000
Douglas Cohen	$25,500	None	None	$55,000
William J. Graham	$23,000	None	None	$50,000
Joseph E. Breslin	$23,000	None	None	$55,000
James M. Breen	$23,000	None	None	$50,000
(1)	“Interested person” as defined under the 1940 Act.
(2)	Includes compensation paid by Kinetics Portfolios Trust.

Control Persons and Principal Holders of Securities

The following table provides the name and address of any person who owned of record or beneficially 5% or more of the outstanding shares of a Fund as of March 31, 2016 (a “principal shareholder”).  A control person is one who owns beneficially either directly or through controlled companies more than 25% of the voting securities of a company or who acknowledges or asserts the existence of control.  For all control persons that are companies, the parent company and jurisdiction under which the control person is organized is also provided.

The Alternative Income Fund (No Load Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281-1003	N/A	N/A	42.58%	Record
American Enterprise Inv. Services 707 2nd Avenue South Minneapolis, MN 55402-2405	N/A	N/A	16.06%	Record

Table of Contents - SAI

31

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	N/A	N/A	14.46%	Record
First Clearing, LLC 2801 Market Street St. Louis, MO 63103-2523	N/A	N/A	6.61%	Record

The Alternative Income Fund (Advisor Class A Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	N/A	N/A	36.70%	Record
First Clearing, LLC 2801 Market Street St. Louis, MO 63103-2523	N/A	N/A	16.27%	Record
UBS Financial Services, Inc. 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086	N/A	N/A	16.10%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	N/A	N/A	6.84%	Record

The Alternative Income Fund (Advisor Class C Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
First Clearing, LLC 2801 Market Street St. Louis, MO 63103-2523	N/A	N/A	38.65%	Record
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	N/A	N/A	16.31%	Record
American Enterprise Inv. Services 707 2nd Avenue South Minneapolis, MN 55402-2405	N/A	N/A	13.41%	Record
UBS Financial Services, Inc. 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086	N/A	N/A	9.56%	Record
Kinetics Common Inc. 555 Taxter Road, Suite 175 Elmsford, NY 10523-2368	N/A	N/A	5.98%	Beneficial

Table of Contents - SAI

32

The Alternative Income Fund (Institutional Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281-1003	N/A	N/A	49.89%	Record
UBS Financial Services, Inc. 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086	N/A	N/A	30.42%	Record
Horizon Kinetics LLC 470 Park Avenue South, 3rd Floor New York, NY 10016-6819	N/A	N/A	6.03%	Record
First Clearing, LLC 2801 Market Street St. Louis, MO 63103-2523	N/A	N/A	5.87%	Record

The Internet Fund (No Load Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281-1003	N/A	N/A	29.29%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	N/A	N/A	17.22%	Record
TD Ameritrade, Inc. 200 S. 108th Ave. Omaha, NE 68103	N/A	N/A	7.35%	Record

The Internet Fund (Advisor Class A Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	N/A	N/A	25.53%	Record
Pershing, LLC 1 Pershing Pl, Floor 14 Jersey City, NJ 07399	N/A	N/A	15.96%	Record
American Enterprise Inv. Services 707 2nd Avenue South Minneapolis, MN 55402-2405	N/A	N/A	12.77%	Record

UBS Financial Services, Inc. 1000 Harbor Blvd, 8th Floor Weehawken, NJ 07086	N/A	N/A	7.69%	Record
First Clearing, LLC 2801 Market Street St. Louis, MO 63103-2523	N/A	N/A	5.76%	Record
Morgan Stanley Smith Barney LLC 1300 Thames Street, Floor 6 Baltimore, MD 21231-3496	N/A	N/A	5.70%	Record

Table of Contents - SAI

33

The Internet Fund (Advisor Class C Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Pershing, LLC 1 Pershing Pl, Floor 14 Jersey City, NJ 07399	N/A	N/A	23.77%	Record
First Clearing, LLC 2801 Market Street St. Louis, MO 63103-2523	N/A	N/A	23.38%	Record
American Enterprise Inv. Services 707 2nd Avenue South Minneapolis, MN 55402-2405	N/A	N/A	13.35%	Record
National Financial Services, LLC 200 Liberty Street New York, NY 10281-1003	N/A	N/A	13.27%	Record
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	N/A	N/A	5.01%	Record

The Global Fund (No Load Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281-1003	N/A	N/A	35.10%	Record
American Enterprise Inv. Services 707 2nd Avenue South Minneapolis, MN 55402-2405	N/A	N/A	25.38%	Record
Kinetics Asset Management LLC 555 Taxter Road, Suite 175 Elmsford, NY 10523	N/A	N/A	11.15%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	N/A	N/A	5.34%	Record

The Global Fund (Advisor Class A Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
American Enterprise Inv. Services 707 2nd Avenue South Minneapolis, MN 55402-2405	N/A	N/A	33.54%	Record
Pershing, LLC 1 Pershing Pl, Floor 14 Jersey City, NJ 07399	Pershing Group, LLC	DE	19.84%	Record

Table of Contents - SAI

34

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Janney Montgomery Scott, LLC 22 Rosewood Dr., Fl. 2 Danvers, MA 01923-4502	N/A	N/A	17.82%	Record
Stifel Nicolaus & Company, Inc. 2650 N. Military Trl., Ste. 400 Boca Raton, FL 33431-6345	N/A	N/A	14.13%	Record
National Financial Services LLC 200 Liberty Street New York, NY 10281	N/A	N/A	9.38%	Record

The Global Fund (Advisor Class C Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
American Enterprise Inv. Services 707 2nd Avenue South Minneapolis, MN 55402-2405	N/A	N/A	93.61%	Record

The Paradigm Fund (No Load Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	N/A	N/A	27.62%	Record
National Financial Services, LLC 200 Liberty Street New York, NY 10281-1003	N/A	N/A	26.12%	Record
American Enterprise Inv. Services 707 2nd Avenue South Minneapolis, MN 55402-2405	N/A	N/A	5.75%	Record

The Paradigm Fund (Advisor Class A Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	N/A	N/A	33.49%	Record
Pershing, LLC 1 Pershing Pl, Floor 14 Jersey City, NJ 07399	N/A	N/A	31.46%	Record
First Clearing, LLC 2801 Market Street Saint Louis, MO 63103-2523	N/A	N/A	24.28%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	N/A	N/A	10.13%	Record

Table of Contents - SAI

35

The Paradigm Fund (Advisor Class C Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
First Clearing, LLC 2801 Market Street Saint Louis, MO 63103-2523	N/A	N/A	15.76%	Record
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	N/A	N/A	11.58%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	N/A	N/A	7.65%	Record
UBS Financial Services, Inc. 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086-6761	N/A	N/A	7.58%	Record
Pershing LLC 1 Pershing Place, Floor 14 Jersey City, NJ 07399	N/A	N/A	7.07%	Record

The Paradigm Fund (Institutional Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
First Clearing, LLC 2801 Market Street Saint Louis, MO 63103-2523	N/A	N/A	36.03%	Record
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	N/A	N/A	22.69%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	N/A	N/A	21.57%	Record
UBS Financial Services, Inc. 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086-6761	N/A	N/A	10.46%	Record

The Medical Fund (No Load Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281-1003	N/A	N/A	23.14%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	N/A	N/A	22.11%	Record

Table of Contents - SAI

36

The Medical Fund (Advisor Class A Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	N/A	N/A	19.85%	Record
UBS Financial Services Inc. 1000 Harbor Boulevard, Floor 8 Weehawken, NJ 07086	N/A	N/A	18.35%	Record
First Clearing, LLC 2801 Market Street Saint Louis, MO 63103-2523	N/A	N/A	15.39%	Record
Pershing LLC 1 Pershing Place, Floor 14 Jersey City, NJ 07399	N/A	N/A	11.91%	Record
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	N/A	N/A	11.69%	Record
National Financial Services, LLC 200 Liberty Street New York, NY 10281-1003	N/A	N/A	7.07%	Record

The Medical Fund (Advisor Class C Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	Merrill Lynch & Co., Inc.	DE	31.66%	Record
Pershing, LLC 1 Pershing Pl, Floor 14 Jersey City, NJ 07399	N/A	N/A	20.62%	Record
First Clearing, LLC 2801 Market Street Saint Louis, MO 63103-2523	N/A	N/A	14.92%	Record
Oppenheimer & Co., Inc. 85 Broad Street, Floor 22 New York, NY 10004	N/A	N/A	9.16%	Record
National Financial Services, LLC 200 Liberty Street New York, NY 10281-1003	N/A	N/A	7.26%	Record

The Small Cap Opportunities Fund (No Load Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281-1003	N/A	N/A	82.79%	Record

Table of Contents - SAI

37

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	N/A	N/A	6.84%	Record

The Small Cap Opportunities Fund (Advisor Class A Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
American Enterprise Inv. Services 707 2nd Avenue South Minneapolis, MN 55402-2405	N/A	N/A	24.68%	Record
First Clearing, LLC 2801 Market Street Saint Louis, MO 63103-2523	N/A	N/A	20.61%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	N/A	N/A	9.31%	Record
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	N/A	N/A	9.11%	Record
National Financial Services LLC 200 Liberty Street New York, NY 10281	N/A	N/A	6.86%	Record
UBS Financial Services, Inc. 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086-6761	N/A	N/A	6.34%	Record
Pershing, LLC 1 Pershing Pl, Floor 14 Jersey City, NJ 07399	N/A	N/A	5.98%	Record

The Small Cap Opportunities Fund (Advisor Class C Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
UBS Financial Services, Inc. 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086-6761	N/A	N/A	19.83%	Record
American Enterprise Inv. Services 707 2nd Avenue South Minneapolis, MN 55402-2405	N/A	N/A	19.16%	Record
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	N/A	N/A	15.28%	Record
First Clearing, LLC 2801 Market Street St. Louis, MO 63103-2523	N/A	N/A	13.72%	Record

Table of Contents - SAI

38

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Pershing, LLC 1 Pershing Pl, Floor 14 Jersey City, NJ 07399	N/A	N/A	7.92%	Record
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Drive East Jacksonville, FL 32246	N/A	N/A	6.87%	Record

The Small Cap Opportunities Fund (Institutional Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
First Clearing, LLC 2801 Market Street St. Louis, MO 63103-2523	N/A	N/A	60.73%	Record
Saxon & Co. P.O. Box 7780-1888 Philadelphia, PA 19182-0001	N/A	N/A	15.81%	Record
UBS Financial Services, Inc. 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086-6761	N/A	N/A	12.10%	Record

The Market Opportunities Fund (No Load Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281-1003	Fidelity Global Brokerage Group, Inc.	DE	58.54%	Record
First Clearing, LLC 2801 Market Street St. Louis, MO 63103-2523	N/A	N/A	22.12%	Record
LF Trust 592 5th Avenue, Suite 602 New York, NY 10036-4707	N/A	N/A	5.55%	Beneficial
PBL Trust 592 5th Avenue, Suite 602 New York, NY 10036-4707	N/A	N/A	5.55%	Beneficial

The Market Opportunities Fund (Advisor Class A Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
American Enterprise Inv. Services 707 2nd Avenue South Minneapolis, MN 55402-2405	N/A	N/A	19.68%	Record

Table of Contents - SAI

39

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	N/A	N/A	17.10%	Record
First Clearing, LLC 2801 Market Street St. Louis, MO 63103-2523	N/A	N/A	13.55%	Record
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	N/A	N/A	11.41%	Record
Pershing, LLC 1 Pershing Pl, Floor 14 Jersey City, NJ 07399	N/A	N/A	11.16%	Record
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	N/A	N/A	9.23%	Record
National Financial Services, LLC 200 Liberty Street New York, NY 10281-1003	N/A	N/A	8.62%	Record

The Market Opportunities Fund (Advisor Class C Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
First Clearing, LLC 2801 Market Street St. Louis, MO 63103-2523	N/A	N/A	15.41%	Record
Pershing, LLC 1 Pershing Pl, Floor 14 Jersey City, NJ 07399	N/A	N/A	9.35%	Record
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	N/A	N/A	6.37%	Record
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	N/A	N/A	5.79%	Record
RBC Capital Markets LLC 141 Crestwood Lane Williamsville, NY 14221-1462	N/A	N/A	5.17%	Record

The Market Opportunities Fund (Institutional Class Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
UBS Financial Services, Inc. 1000 Harbor Boulevard 8th Floor Weehawken, NJ 07086-6761	N/A	N/A	60.28%	Record

Table of Contents - SAI

40

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
First Clearing, LLC 2801 Market Street St. Louis, MO 63103-2523	N/A	N/A	29.28%	Record
MG Trust Co. P.O. Box 5508 Denver, CO 80217-5508	N/A	N/A	5.35%	Record

The Multi-Disciplinary Income Fund (No Load Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281-1003	N/A	N/A	35.43%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	N/A	N/A	30.27%	Record
TD Ameritrade, Inc. 200 S. 108th Avenue Omaha, NE 68103	N/A	N/A	8.23%	Record
Pershing, LLC 1 Pershing Pl Floor 14 Jersey City, NJ 07399	N/A	N/A	5.88%	Record

The Multi-Disciplinary Income Fund (Advisor Class A Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
First Clearing, LLC 2801 Market Street St. Louis, MO 63103-2523	N/A	N/A	32.09%	Record
American Enterprise Inv. Services 707 2nd Avenue South Minneapolis, MN 55402-2405	N/A	N/A	22.68%	Record
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	N/A	N/A	9.35%	Record

The Multi-Disciplinary Income Fund (Advisor Class C Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
First Clearing, LLC 2801 Market Street St. Louis, MO 63103-2523	N/A	N/A	12.05%	Record
UBS Financial Services, Inc. 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086	N/A	N/A	10.90%	Record

Table of Contents - SAI

41

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
American Enterprise Inv. Services 707 2nd Avenue South Minneapolis, MN 55402-2405	N/A	N/A	8.13%	Record
RBC Capital Markets, LLC 100 Crescent Ct., Ste. 1500 Dallas, TX 75201-1871	N/A	N/A	6.36%	Record

The Multi-Disciplinary Income Fund (Institutional Shares)
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
First Clearing, LLC 2801 Market Street St. Louis, MO 63103-2523	N/A	N/A	66.93%	Record
National Financial Services, LLC 200 Liberty Street New York, NY 10281-1003	N/A	N/A	11.26%	Record
UBS Financial Services, Inc. 1000 Harbor Boulevard, 8th Floor Weehawken, NJ 07086	N/A	N/A	8.36%	Record
Fifth Third Bank TTEE 5001 Kingsley Drive, Dept. 3385 Cincinnati, OH 45227-1114	N/A	N/A	5.32%	Record

Management Ownership

As of March 31, 2016, the officers and/or Directors of the Funds as a group owned less than 1% of the outstanding shares of the Funds and each Fund Class, with the exception of the No Load Class of the Global Fund, Paradigm Fund, Small Cap Opportunities Fund, Market Opportunities Fund and the Multi-Disciplinary Income Fund.  As of March 31, 2016, the officers and Directors of the Funds as a group owned approximately 25.11%, 3.41%, 4.07%, 13.22% and 18.70%  of the outstanding shares of the No Load Class of the Global Fund, Paradigm Fund, Small Cap Opportunities Fund, Market Opportunities Fund and the Multi-Disciplinary Income Fund, respectively.

Proxy Voting Policies

The Trust, on behalf of the Portfolios, has delegated the voting of portfolio securities to the Adviser.  The Adviser has adopted policies and procedures for the voting of proxies on behalf of client accounts, including the Portfolios, for which the Adviser has voting discretion.  Pursuant to these policies and procedures, the Adviser’s guiding principles in voting proxies is to ensure that the manner in which proxies are voted is in the best interest of its clients and the value of the investment.  To this end, an independent third party proxy service, Institutional Shareholder Services Inc. (“ISS”), has been retained by the Adviser for their fundamental research on the proxy question and subsequent recommendations.  Proxies are voted by ISS in accordance with their proxy voting guidelines with the intent of serving the best interests of the Adviser’s clients.  The Adviser’s Proxy Voting Policies and Procedures and a summary of ISS’ guidelines are attached as Appendix B.

ISS will inform the Adviser’s proxy administrator of any proxies that do not fall within the adopted guidelines.  The Adviser’s proxy administrator will send the proxies in question to the relevant Portfolio’s portfolio manager for review, documentation of vote rationale, and signature.  In the event the designated portfolio manager is unavailable, the proxy will be forwarded to the Chief Investment Strategist for execution.

Table of Contents - SAI

42

ISS also updates and revises the Guidelines on a periodic basis, and the revisions are reviewed by the Adviser to determine whether they are consistent with the Adviser’s guiding principles.  ISS also assists the Adviser in the proxy voting process by providing operational, recordkeeping and reporting services.

The Adviser is responsible for reviewing its relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS.  The Adviser may hire other service providers to replace or supplement ISS with respect to any of the services the Adviser currently receives from ISS.

The Adviser has implemented procedures that are intended to prevent conflicts of interest from influencing proxy voting decisions.  These procedures include the Adviser’s use of ISS as an independent third party and a review and approval process for individual decisions that do not follow ISS recommendations.

More Information

Each Portfolio’s actual voting records relating to portfolio securities during the most recent 12‑month period ended June 30 is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.  In addition, a copy of the Adviser’s proxy voting policies and procedures are also available on the Funds’ website at www.kineticsfunds.com or by calling toll-free at 1-800-930-3828 and will be sent within three business days of receipt of a request.

Investment Adviser

The Board of the Trustees of the Trust, on behalf of each Portfolio, approved advisory contracts (collectively, the “Advisory Agreement”) with Kinetics.  The Advisory Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolios, as applicable.  In either event, it must also be approved by a majority of the Trustees of the Portfolios who are neither parties to the Advisory Agreement nor “interested persons” of the Trust as defined in the 1940 Act at a meeting called for the purpose of voting on such approval.  The Adviser’s investment decisions are made subject to the direction and supervision of the Board of Trustees.  The Advisory Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolios.  Ultimate decisions as to a Portfolio’s investment policies are made by the Portfolio’s officers and the Trustees or Directors.

Under the Advisory Agreement, Kinetics furnishes investment advice to the Portfolios by continuously reviewing the securities portfolios and recommending to the Portfolios to what extent securities should be purchased or sold.  Pursuant to the Advisory Agreement, the Adviser:

(1)	renders research, statistical and advisory services to the Portfolios;
(2)	makes specific recommendations based on the Portfolios’ investment requirements; and
(3)	pays the salaries of those of the Portfolios’ employees who may be officers or directors or employees of the Adviser.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for each Portfolio are available in the Funds’ semi-annual report to shareholders for the period ended June 30, 2014.

Table of Contents - SAI

43

Advisory Fees

The Investment Adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio.  For the above advisory services, each Portfolio, other than the Alternative Income Portfolio, has agreed to pay to Kinetics an annual fee of 1.25% of each Portfolio’s average daily net assets.  The Alternative Income Portfolio has agreed to pay to Kinetics an annual fee of 0.90% of the Portfolio’s average daily net assets.  All fees are computed on the average daily closing NAV of the Portfolios and are payable monthly.  Advisory fees are subsequently allocated to the Funds based on each Fund’s respective interest in the corresponding Portfolio.

During the fiscal years ended December 31, 2015, 2014 and 2013, the advisory fees payable to the Adviser that were allocated to the Funds were as follows:

Advisory Fees(1)	2015	2014	2013
The Alternative Income Fund	$36,020	$14,727	$0
The Internet Fund	$1,798,242	$2,066,805	$2,162,275
The Global Fund	$0	$2,675	$0
The Paradigm Fund	$12,259,621	$15,161,913	$12,504,429
The Medical Fund	$192,814	$161,458	$119,963
The Small Cap Opportunities Fund	$3,528,504	$4,773,195	$2,012,487
The Market Opportunities Fund	$490,915	$650,558	$574,350
The Multi-Disciplinary Income Fund	$1,219,053	$1,088,849	$792,987
(1)	Fees reflect Master Portfolio level expenses allocated to the Feeder Funds.

The Advisor has agreed to waive advisory fees allocated to the Funds and to reimburse Fund expenses in order to keep total annual Fund operating expenses at a certain percentage for each Fund, as described in the Prospectuses.  During the fiscal years ended December 31, 2015, 2014 and 2013, Kinetics waived advisory fees and reimbursed other Fund expenses in the following amounts:

	2015		2014		2013
Waiver and Reimbursements	Advisory Fee Waiver	Expense Reimbursements	Advisory Fee Waiver	Expense Reimbursements	Advisory Fee Waiver	Expense Reimbursements
The Alternative Income Fund	$271,150	$0	$264,378	$0	$155,669	$66,011
The Internet Fund	$0	$0	$0	$0	$0	$0
The Global Fund	$103,787	$19,327	$131,153	$0	$115,010	$18,003
The Paradigm Fund	$738,527	$0	$560,155	$0	$819,825	$0
The Medical Fund	$176,332	$0	$167,683	$0	$155,301	$0
The Small Cap Opportunities Fund	$282,313	$0	$280,908	$0	$159,244	$0
The Market Opportunities Fund	$128,541	$0	$137,265	$0	$137,931	$0
The Multi-Disciplinary Income Fund	$382,621	$0	$339,600	$0	$289,857	$0

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Funds or by the Portfolios or by the Funds and the Portfolios jointly, as more fully described below.  The Funds and/or Portfolios pay all other expenses, including:
•	fees and expenses of directors not affiliated with the Adviser;
•	legal and accounting fees;

Table of Contents - SAI

44

•	interest, taxes, and brokerage commissions; and
•	record keeping and the expense of operating its offices.

Portfolio Managers

Investment Professionals for the Adviser

Mr. Peter B. Doyle
Mr. Doyle serves as a Co-Portfolio Manager of the Internet Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio, and a member of the investment team for the Alternative Income Portfolio, Global Portfolio, Medical Portfolio and Multi-Disciplinary Income Portfolio.  The following provides information regarding other accounts managed by Mr. Doyle as of December 31, 2015:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in Millions)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	9	$646.19	7	$373.82
Other Accounts	190	$1,419.06	3	$295.85

Mr. Steven Tuen
Mr. Tuen is a Co-Portfolio Manager for the Global Portfolio and a member of the investment team for the Alternative Income Portfolio, the Internet Portfolio and the Multi-Disciplinary Income Portfolio.  The following provides information regarding other accounts managed by Mr. Tuen as of December 31, 2015:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in Millions)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Table of Contents - SAI

45

Mr. Murray Stahl
Mr. Stahl serves as the Chief Investment Officer for Horizon Kinetics LLC, the parent company of the Adviser, Co-Portfolio Manager for the Alternative Income Portfolio, Internet Portfolio, Global Portfolio, Market Opportunities Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Multi-Disciplinary Income Portfolio and is a member of the investment team for the Internet Portfolio and the Small Cap Portfolio.  The following provides information regarding other accounts managed by Mr. Stahl as of December 31, 2015:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in Millions)
Other Registered Investment Companies	5	$332.38	0	$0
Other Pooled Investment Vehicles	18	$898.68	16	$626.30
Other Accounts	1,017	$2,072.13	7	$311.99

Mr. B. Paul Abel
Mr. Abel is the Portfolio Manager for the Medical Portfolio.  The following provides information regarding other accounts managed by Mr. Abel as of December 31, 2015:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in Millions)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	3	$190.84	3	$190.84
Other Accounts	0	$0	0	$0

Mr. James Davolos
Mr. Davolos is the Co-Portfolio Manager for the Internet Portfolio and is a member of the investment team for the Alternative Income Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and the Market Opportunities Portfolio.  The following provides information regarding other accounts managed by Mr. Davolos as of December 31, 2015:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in Millions)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Table of Contents - SAI

46

Mr. Eric Sites
Mr. Sites serves on the investment team for the Market Opportunities Portfolio.  The following provides information regarding other accounts managed by Mr. Sites as of December 31, 2015:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in Millions)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Mr. Matthew Houk
Mr. Houk serves as a Co-Portfolio Manager for the Alternative Income Portfolio, the Small Cap Opportunities Portfolio and the Multi-Disciplinary Income Portfolio.  The following provides information regarding other accounts managed by Mr. Houk as of December 31, 2015:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in Millions)
Other Registered Investment Companies	3	$233.58	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Table of Contents - SAI

47

As of December 31, 2015, the Portfolio Managers that are responsible for the day-to-day management of each of the Portfolios beneficially owned shares of the Funds as shown below.

Dollar Range of Equity Securities in the Funds Beneficially Owned A. None B. $1-$10,000 C. $10,001-$50,000 D. $50,001-$100,000 E. $100,001-$500,000 F. $500,001-$1,000,000 G. Over $1,000,000

Name of Fund
	Peter B. Doyle	Steven Tuen	Murray Stahl	B. Paul Abel	James Davolos	Eric Sites	Matthew Houk
Alternative Income Fund	A.	A.	A.	A.	A.	A.	A.
Internet Fund	D.	B.	C.	A.	A.	A.	A.
Global Fund	G.	B.	A.	A.	A.	A.	A.
Paradigm Fund	G.	B.	E.	C.	D.	A.	A.
Medical Fund	A.	A.	A.	C.	A.	A.	A.
Small Cap Opportunities Fund	G.	A.	D.	A.	C.	A.	B.
Market Opportunities Fund	G.	A.	E.	C.	C.	A.	A.
Multi-Disciplinary Income Fund	G.	A.	C.	A.	A.	A.	A.

Compensation

Portfolio Managers are compensated with a base salary and bonus.  The base salary is a fixed amount.  Bonuses are subjective and are not tied to performance of the Funds, but instead are based on the overall contribution to the Adviser.  The Portfolio Managers also have access to a 401(k) retirement plan.  Additionally, certain Portfolio Managers are also equity owners of the Adviser.

Material Conflicts of Interest

The Adviser’s portfolio managers are responsible for managing one or more of the Portfolios, as well as other accounts.  A portfolio manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement than the Portfolio or that may have a performance fee arrangement.  The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.  In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that due to varying investment restrictions among accounts and for other reasons that certain investments could be made for some accounts and not others or conflicting investment positions could be taken among accounts.  The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner.  The Adviser seeks to provide best execution of all securities transactions and aggregates and then allocates securities to client accounts in a fair and timely manner.  To this end, the Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

Table of Contents - SAI

48

Shareholder Servicing

The Adviser has entered into shareholder servicing agreements with the Funds under which the Adviser may perform, or arrange for others to perform, certain shareholder servicing functions.  The Adviser has entered into written agreements with shareholder servicing agents that perform shareholder services on behalf of their clients who own shares of the Funds.  For these shareholder servicing functions, the Adviser and/or shareholder servicing agents are entitled to receive an annual shareholder servicing fee in the amount of 0.25% of the average daily net assets for each of the No-Load Class and Advisor Class A of the Fund and 0.20% of the average daily net assets of the Institutional Class of the Fund.  The Adviser has contractually agreed to waive and/or reimburse a portion of the shareholder servicing fee with respect to the Institutional Class in excess of 0.05% of the average daily net assets of the Institutional Class until at least May 1, 2017.  The Adviser and/or its affiliates may pay additional compensation from time to time, out of their respective assets and not as an additional charge to the Funds, to selected shareholder servicing agents and other persons in connection with providing services to shareholders of the Funds.  During the fiscal years ended December 31, 2015, 2014 and 2013, the Funds paid shareholder servicing fees as follows:

Shareholder Servicing Fees	2015	2014	2013
The Alternative Income Fund(1)	$72,886	$70,753	$41,718
The Internet Fund	$359,258	$413,250	$432,482
The Global Fund	$20,792	$26,811	$23,126
The Paradigm Fund(2)	$2,429,376	$2,982,375	$2,531,393
The Medical Fund	$73,892	$65,900	$55,145
The Small Cap Opportunities Fund(3)	$727,223	$990,572	$428,551
The Market Opportunities Fund(4)	$122,398	$156,788	$141,195
The Multi-Disciplinary Income Fund(5)	$271,584	$255,931	$210,052
(1)	The Adviser waived shareholder servicing fees in the amount of $37,629, $21,224 and $5,204 for the Institutional Class of the Alternative Income Fund for the fiscal year ended December 31, 2015, 2014 and 2013, respectively.
(2)	The Adviser waived shareholder servicing fees in the amount of $506,804, $511,998 and $404,802 for the Institutional Class of the Paradigm Fund for the fiscal years ended December 31, 2015, 2014 and 2013, respectively.
(3)	The Adviser waived shareholder servicing fees in the amount of $105,268, $67,891 and $25,298 for the Institutional Class of the Small Cap Opportunities Fund for the fiscal years ended December 31, 2015, 2014 and 2013, respectively.
(4)	The Adviser waived shareholder servicing fees in the amount of $4,172, $3,737 and $4,528 for the Institutional Class of the Market Opportunities Fund for the fiscal year ended December 31, 2015, 2014 and 2013, respectively.
(5)	The Adviser waived shareholder servicing fees in the amount of $146,719, $91,519 and $21,895 for the Institutional Class of the Multi-Disciplinary Income Fund for the fiscal year ended December 31, 2015, 2014 and 2013, respectively.

Table of Contents - SAI

49

Administrative Services

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as Administrator of the Funds.  The Administrator is entitled to receive annual fees, payable monthly, based on each Fund’s average net assets.  During the fiscal years ended December 31, 2015, 2014 and 2013, the aggregate amounts payable by the Funds to U.S. Bancorp (including amounts payable by the Portfolios and allocated to the Funds) for administrative services were as follows:

Administrative Services Fees(1)	2015	2014	2013
The Alternative Income Fund	$36,826	$23,020	$13,934
The Internet Fund	$115,128	$125,446	$139,022
The Global Fund	$10,021	$10,718	$9,237
The Paradigm Fund	$830,498	$952,057	$858,324
The Medical Fund	$23,946	$19,962	$17,796
The Small Cap Opportunities Fund	$244,294	$304,221	$137,564
The Market Opportunities Fund	$42,426	$49,384	$48,127
The Multi-Disciplinary Income Fund	$108,124	$93,666	$75,859
(1)	Fees reflect Feeder Fund level expenses as well as Master Portfolio level expenses allocated to the Feeder Funds.

U.S. Bancorp also serves as the Funds’ accountant and transfer agent.  As such, U.S. Bancorp provides certain shareholder services and record management services and acts as the Portfolios’ dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

•	establish and maintain shareholders’ accounts and records,
•	process purchase and redemption transactions,
•	process automatic investments of client account cash balances,
•	answer routine client inquiries regarding the Portfolios,
•	assist clients in changing dividend options,
•	account designations, and addresses, and
•	providing such other services as the Portfolios may reasonably request.

Distributor

Kinetics Funds Distributor LLC, 470 Park Avenue South, New York, New York 10016, is the distributor of the Funds’ shares.  KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. and an affiliate of the Adviser.

The Distributor was paid the following commissions on sales of Advisor Class A shares during the last three fiscal years.

Fund	2015	2014	2013
The Alternative Income Fund	$16,192	$6,860	$14,580
The Internet Fund	$3,539	$98,729	$38,808
The Global Fund	$0	$7,143	$4,472
The Paradigm Fund	$203,969	$783,070	$530,130
The Medical Fund	$41,552	$26,379	$48,763
The Small Cap Opportunities Fund	$39,018	$167,589	$63,536
The Market Opportunities Fund	$3,747	$26,528	$36,820
The Multi-Disciplinary Income Fund	$10,379	$20,960	$131,207

Table of Contents - SAI

50

The Distributor retained approximately the following commissions on sales of Advisor Class A shares during the last three fiscal years:

Fund	2015	2014	2013
The Alternative Income Fund	$1,793	$640	$1,358
The Internet Fund	$305	$9,259	$4,928
The Global Fund	$0	$711	$394
The Paradigm Fund	$21,753	$78,907	$58,548
The Medical Fund	$3,912	$3,022	$4,265
The Small Cap Opportunities Fund	$4,006	$15,711	$6,160
The Market Opportunities Fund	$365	$2,395	$3,664
The Multi-Disciplinary Income Fund	$913	$1,887	$13,385

The following table shows all sales charges, commissions and other compensation received by KFD directly or indirectly from the Funds during the fiscal year ended December 31, 2015.

Fund	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption and Repurchase	Brokerage Commissions in Connection with Fund Transactions	Other Compensation(2)
The Alternative Income Fund	$1,793	$0	$0	$0
The Internet Fund	$305	$0	$0	$0
The Global Fund	$0	$0	$0	$0
The Paradigm Fund	$21,753	$0	$0	$0
The Medical Fund	$3,912	$0	$0	$0
The Small Cap Opportunities Fund	$4,006	$0	$0	$0
The Market Opportunities Fund	$365	$0	$0	$0
The Multi-Disciplinary Income Fund	$913	$0	$0	$0
(1)	Represents amounts received from front-end sales charges on Advisor Class A shares.
(2)	Represents payments made under Distribution Plans (see “Distribution Plans” below.)

Table of Contents - SAI

51

Distribution Plans

The Company, on behalf of the Funds, has adopted separate Distribution Plans pursuant to Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act (the “Plans”) for each of the Advisor Class A and Advisor Class C shares.  Under the Advisor Class A Plan, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily NAV of such shares to the Distributor or other qualified recipient under the Plan.  Under the Advisor Class C Plan, Advisor Class C shares may pay an annual rate of 0.75% of the average daily NAV of Advisor Class C shares to the Distributor.  The Plans were adopted to facilitate the sale of a sufficient number of shares to allow the Funds to achieve economic viability.

The Plan for the Advisor Class A shares is a “reimbursement” Plan that provides the Company the ability to use assets of the Funds to reimburse KFD and other qualified recipients (e.g., securities dealers, financial institutions and other industry professionals) for any expenses incurred in connection with any activity that is principally intended to result in the sale of the Funds’ shares subject to the Plan up to 0.50% (currently limited to 0.25%) of average daily net assets.  The Plan for Advisor Class C shares is a “compensation” type plan that provides the Company with the ability to use assets of the Funds to pay KFD and other qualified recipients (e.g., securities dealers, financial institutions and other industry professionals) fees in the amount of 0.75% of average daily net assets to finance any activity that is principally intended to result in the sale of the Funds’ shares subject to the Plan.

Activities covered by the Plans include:

•	the advertising and marketing of shares of the Funds covered by the Plans;
•	preparing, printing, and distributing Prospectuses and sales literature to prospective shareholders, brokers, or administrators; and
•	implementing and operating the Plans.

The Plans must be renewed annually by the Board of Directors, including a majority of the Directors who have no direct or indirect financial interest in the operation of the Plans (as used in this section, “Independent Directors”), cast in person at a meeting called for that purpose.  As long as the Plans are in effect, the Independent Directors must select and nominate other Independent Directors.

The Plans and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval by a majority of the Funds’ outstanding shares covered by the Plans.  All material amendments to the Plans or any related agreements must be approved by a vote of the Independent Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

KFD is required to report in writing to the Board of Directors, at least quarterly, on the amounts and purpose of any payments made under the Plans.  KFD is also required to furnish the Board of Directors with such other information as may reasonably be requested in order to enable the Directors to make an informed determination of whether the Plans should be continued.

Pursuant to the Plans, during the fiscal year ending December 31, 2015, the Advisor Class A and Advisor Class C shares accrued the following fees:

Table of Contents - SAI

52

Advisor Class A shares

12b-1 Fees	2015
The Alternative Income Fund	$3,952
The Internet Fund	$10,544
The Global Fund	$1,149
The Paradigm Fund	$401,417
The Medical Fund	$13,989
The Small Cap Opportunities Fund	$51,953
The Market Opportunities Fund	$16,292
The Multi-Disciplinary Income Fund	$29,003

Advisor Class C shares

12b-1 Fees	2015
The Alternative Income Fund	$10,730
The Internet Fund	$7,558
The Global Fund	$13,095
The Paradigm Fund	$983,241
The Medical Fund	$4,938
The Small Cap Opportunities Fund	$89,611
The Market Opportunities Fund	$36,141
The Multi-Disciplinary Income Fund	$76,021

These amounts were accrued and paid to broker-dealers as compensation for distribution services.  No payments pursuant to the Plans were made by the Funds for advertising, printing or mailing Prospectuses, or interest or other carrying or finance charges.

Custodian

U.S. Bank N.A. (“U.S. Bank”), with principal offices at 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212 is custodian for the securities and cash of the Portfolios.  Under a Custody Agreement with the Portfolios, U.S. Bank holds the Portfolios’ assets in safekeeping and keeps all necessary records and documents relating to its duties.  U.S. Bank receives annual fees based on each Portfolio’s average net assets.

U.S. Bank also serves as custodian of the securities and cash held by the Funds pursuant to a Custody Agreement under which U.S. Bank is responsible for the safekeeping and keeps all necessary records and documents relating to its duties.

Codes of Ethics

The Company, Kinetics and KFD have each adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act that permits investment personnel subject to the particular Code of Ethics to invest in securities, including securities that may be purchased or held by the Portfolios, for their own accounts.

Valuation of Shares

Shares of the Funds are sold on a continual basis at the NAV per share next computed, plus any applicable sales charge, following acceptance of an order by the Funds.  The Funds’ NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr.’s Day, Washington’s Birthday/President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Table of Contents - SAI

53

Equity securities are valued each day at the last quoted sales price on the securities principal exchange.  If there is no sales price, a security is valued at the last reported bid price.  Securities that are listed on the Nasdaq Stock Market Inc. are valued using the NASDAQ Official Closing Price (“NOCP”) , and if no NOCP is available, then at the last reported bid price.  In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, “fair value” will be determined in good faith in accordance with procedures approved by the Board of Trustees.  The Portfolios may use independent pricing services to assist in calculating the NAV of the Portfolio’s shares.

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace.  Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  If a composite price is not available, the mean of the highest bid price and lowest ask priced on the exchange where the option or future is traded will be used.  If neither a composite price or a mean of the highest bid price and lowest ask price is available, the security will be valued at the last quoted sales price.  Non-exchange traded options also will be valued at the mean between the last bid and asked quotations.  Securities which have no public market and all other assets of the Portfolios are considered at such value as the Investment Adviser may determine in good faith, in accordance with the Portfolios’ valuation procedures as approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by an independent third party pricing agent which relies on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  Certain instruments such as repurchase agreements, demand notes, and money market mutual funds are traded at cost and there are no market values available for those instruments from third parties.  Those instruments are priced at cost.  Debt securities that are not priced by an independent third party pricing agent shall be valued (a) at the last sale price if such last sale occurred within the previous five business days, and (b) if there was no sale price during the previous five business days, at the average of the bids, or the sole bid if there is only one.  Debt securities and other securities which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

Trading in foreign securities may be completed at times when the NYSE is closed.  In computing the NAV of each Fund and each Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the NYSE, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources.  In the absence of sales, the last available mean price between the closing bid and asked prices will be used.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors.  Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the NYSE.  Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the NYSE, which events would not be reflected in the computation of a Portfolio’s NAV.  If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors.

Table of Contents - SAI

54

The NAV per share of each Class of shares of a Fund is computed by dividing the value of the securities held by the Fund plus any cash or other assets attributable to that Class (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses attributable to that Class) by the total number of shares of that Class outstanding at such time, as shown below:

(Value of Assets of the Class) - (Liabilities of the Class)	=	NAV per share
Shares Outstanding of the Class

Portfolio Holdings Information

The Company, on behalf of the Funds, and the Trust, on behalf of the Portfolios, maintain policies and procedures relating to selective disclosure of portfolio holdings (“Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds and the Portfolios.  These Portfolio Holdings Policies have been approved by the Board of Directors of the Company on behalf of the Funds and the Board of Trustees of the Trust on behalf of the Portfolios.  Disclosure of the Funds’/Portfolios’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  Under the Portfolio Holdings Policies, neither the Company/Trust nor any representative of the Company/Trust may solicit or accept any compensation or other consideration in connection with Portfolio Holdings.

The Adviser only discloses information concerning securities held by the Funds and the Portfolios under the following circumstances:
•	twenty calendar days after the end of each calendar month, the Adviser may post (a) the top twenty (20) securities held by each Fund/Portfolio and their respective percentage of the Portfolio on the Company’s website, (b) the top five (5) performing and the bottom five (5) performing securities held by each of the Trust’s Portfolios, and (c) for Portfolios that primarily invest in derivatives, cash and fixed income instruments, the top ten (10) derivative and top ten (10) fixed income holdings, along with their respective percentage of net assets in each Portfolio; and
•	as required by the federal securities laws, the Fund/Portfolio will disclose portfolio holdings in their applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

Portfolio holdings information that is not filed with the SEC or posted on the Company’s website may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive.  Disclosure to such third parties must be approved in advance by the Company’s/Trust’s or Adviser’s President.  The Administrator is responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other similar services for the Fund/Portfolio, as well as rating and ranking organizations, which will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and intermediaries that sell shares of a Fund/Portfolio) only upon approval by the Company’s/Trust’s or Adviser’s President, who must first determine that the Fund/Portfolio has a legitimate business purpose for doing so.  In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality.  In accordance with the policy, the identity of those recipients who receive non-public portfolio holdings information on an ongoing basis is as follows: the Trust’s Adviser, the Company’s/Trust’s transfer agent and Administrator – U.S. Bancorp Fund Services, LLC, the Company’s/Trust’s independent registered public accounting firm, the Company’s/Trust’s custodian, the Company’s/Trust’s legal counsel and the Company’s/Trust’s proxy voting service.  Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions.  “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).  Portfolio holdings may also be provided earlier to shareholders and their agents who receive redemptions in kind that reflect a pro rata allocation of all securities held in the portfolio.  Third party providers of custodial or accounting services to the Fund may release non-public portfolio holdings information of a Fund/Portfolio only with the permission of the Administrator.  From time to time portfolio holdings information may be provided to broker-dealers solely in connection with a Fund/Portfolio seeking portfolio securities trading suggestions.  In providing this information reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Table of Contents - SAI

55

The Company’s/Trust’s Portfolio Holdings Policies set forth the third parties who receive portfolio holdings information pursuant to ongoing arrangements.  Furthermore, the Portfolio Holdings Policies can only be revised by Board approval.  The Board will be notified by the Adviser and the Administrator if disclosures are made concerning the Company’s/Trust’s portfolio holdings in contravention of the Company’s/Trust’s Portfolio Holdings Policies.

In determining the existence of a legitimate business purpose, and in order to ensure that the disclosure of the Company’s/Trust’s portfolio holdings is in the best interests of the Company’s/Trust’s shareholders, the following factors, and any additional relevant factors, shall be considered by the Company/Trust or its service providers when disclosing non-public portfolio holdings information to selected third parties:  (1) whether the disclosure is consistent with the anti-fraud provisions of the federal securities laws; and (2) avoidance of any conflicts of interest between the interests of the Company’s/Trust’s shareholders and the service providers.

Purchasing Shares

Shares of the Funds are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Funds.  Shares of the Funds are sold at their NAV plus any applicable sales charge.  Except for the Funds themselves (through KFD), only investment dealers that have an effective selling agreement with the Funds are authorized to sell shares of the Funds.

Anti-Money Laundering Program

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and completing a thorough review of all New Account Application Forms.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Table of Contents - SAI

56

Offering Price of Advisor Class A Shares

Advisor Class A Shares of the Funds are sold with a maximum front-end sales charge of 5.75%.  Using the NAV per share as of March 31, 2016, the maximum offering price of each Fund’s Advisor Class A Shares would be as follows:

Fund	Net Asset Value	Maximum Sales Charge	Offering Price to Public
The Alternative Income Fund	$91.60	5.75%	$97.19
The Internet Fund	$39.07	5.75%	$41.45
The Global Fund	$4.66	5.75%	$4.94
The Paradigm Fund	$30.44	5.75%	$32.30
The Medical Fund	$25.91	5.75%	$27.49
The Market Opportunities Fund	$15.39	5.75%	$16.33
The Small Cap Opportunities Fund	$32.43	5.75%	$34.41
The Multi-Disciplinary Income Fund	$10.39	5.75%	$11.02

The actual sales charge that is paid by an investor on the purchase of Advisor Class A Shares may differ slightly from the sales charge listed above or in the applicable Prospectus due to rounding in the calculations.  Contact your broker or dealer for further information.

Advisor Class A Shares – Sales Load Waivers

You will not have to pay a sales charge on purchases of Advisor Class A shares if:

•	You are an employee of a broker-dealer or agent that has a selling agreement with the Distributor;
•	You buy Advisor Class A shares under a wrap program or other all-inclusive program offered by your broker-dealer or agent; or
•	The sales charge is waived by a broker-dealer or agent who has entered into an agreement with the Distributor that allows for load-waived Class A shares purchases.

Please consult your broker-dealer or agent to determine whether you may be eligible for these waivers.

Employees, directors or trustees of the Adviser, KFD, the Company, the Trust or any of their affiliates, and members of the families (including parents, grandparents, siblings, spouses, children, and in-laws) of such entities’ employees, directors or trustees will also not have to pay a sales charge on Advisor Class A shares.

Advisor Class A Shares – Reducing the Sales Charge

Advisor Class A shares of the Funds are sold at their NAV plus a sales charge as described in the Prospectus.  Shareholders can reduce the sales charge on purchases of Advisor Class A shares by:

•	purchasing larger quantities of shares or putting a number of purchases together to obtain the discounts
•	signing a 13-month letter of intent
•	using the reinvestment privilege
•	making concurrent purchases

Certain broker-dealers may reduce sales charges under certain circumstances.  Consult your broker-dealer.

Large Purchases and Quantity Discounts   As indicated in the applicable Prospectus, the more Advisor Class A shares a shareholder purchases, the smaller the sales charge per share.  Shareholders who purchase $1 million or more worth of Class A shares will pay no initial sales charge.  If a shareholder purchases Advisor Class A shares on the same day as his or her spouse or children under 21, all such purchases will be combined in calculating the sales charges.

Table of Contents - SAI

57

Also, if shareholders later purchase additional shares of a Fund, the purchases will be added together with the amount already invested in that Fund.  For example, if a shareholder already owns shares of a Fund with a value at the current NAV of $40,000 and subsequently purchases $10,000 more of that same Fund at the current NAV, the sales charge on the additional purchase would be 4.75%, not 5.75% as shown in the Prospectus.  At the time of purchasing additional purchases, shareholders should inform that Funds in writing that they already own Advisor Class A shares of the Fund.

Signing a Letter of Intent   If investors intend to purchase at least $50,000 of Advisor Class A shares over the next 13 months, they should consider signing a letter of intent (“LOI”) to reduce the sales charge.  A letter of intent includes a provision providing for the assessment of the sales charge for each purchase based on the amount you intend to purchase within the 13-month period.  It also allows the custodian to hold the maximum sales charge (i.e., 5.75%) in shares in escrow until the purchases are completed.  The shares held in escrow in the investor’s account will be released when the 13-month period is over.  If the investor does not purchase the amount stated in the letter of intent, the Fund will redeem the appropriate number of escrowed shares to cover the difference between the sales charge paid and the sales charge applicable to the individual purchases had the LOI not been in effect.  Any remaining escrow shares will be released from escrow.

The letter of intent does not obligate the investor to purchase shares, but simply allows the investor to take advantage of the lower sales charge applicable to the total amount intended to be purchased.  Any shares purchased within 90 days of the date you establish a letter of intent may be used as credit toward fulfillment of the letter of intent, but the reduced sales charge will only apply to new purchases made on or after that date.  The investor’s prior trade prices will not be adjusted.

Reinvestment Privilege   If Advisor Class A shares of any of the Funds have been redeemed, the investor has a one‑time right, within 60 days, to reinvest the redemption proceeds at the next‑determined NAV without any sales charge.  Shareholders should inform the Funds, in writing, that they are reinvesting so that they will not be overcharged.
Concurrent Purchases  Another way to reduce the sales charge is to combine purchases made at the same time in a Fund and one or more other funds offered by the Company that apply sales charges.  For example, if an investor invests $30,000 in Advisor Class A shares of one of the Funds, and $70,000 in Advisor Class A shares of another Fund offered by the Company, the sales charge would be lower.  Investors should inform the Funds in writing about the concurrent purchases so that they will not be overcharged.

Broker-Dealer Purchases  Purchases of Advisor Class A shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are pre-approved through an existing agreement between the investment adviser, broker or financial planner and the Fund’s distributor, and purchases are placed through an omnibus account with the Fund; (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent or (iii) in other circumstances at a Fund’s discretion. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

Involuntary Redemptions   The Funds reserve the right to redeem shares of accounts where the account balance is less than $1,000 with respect to the No Load, Advisor Class A and Advisor Class C shares and less than $100,000 with respect to the Institutional Class.  See the applicable Prospectus for more information on accounts with low balances.

Table of Contents - SAI

58

Exchange Privilege

Shareholders may exchange shares of a Fund for shares of any other Fund offered by the Company.  Exercising the exchange privilege is treated as a sale for federal income tax purposes and you may realize short or long‑term capital gains or losses on the exchange.  An exchange of Fund shares held for 30 days or less may be subject to a 2.00% redemption fee.

Shareholders may exchange shares by telephone or in writing as follows:

•	By Telephone

You may exchange shares by telephone only if the shareholders registered on your account are the same shareholders registered on the account into which you are exchanging.  Exchange requests must be received before 4:00 p.m. Eastern time to be processed that day.

•	In Writing

You may send your exchange request in writing.  Please provide the Fund name and account number for each of the Funds involved in the exchange and make sure the letter of instruction is signed by all shareholders on the account.

Generally, you may only exchange No Load shares for No Load shares, Institutional Class shares for Institutional Class shares, Advisor Class A shares for Advisor Class A shares and Advisor Class C shares for Advisor Class C shares.  In all cases involving Advisor Class A share exchanges, shareholders will be required to pay a sales charge only once, assuming they are not eligible for a sales charge waiver.

NOTE:  The Funds may modify or terminate the exchange privilege at any time upon 60 days prior notice to shareholders.  Investors may have difficulty making exchanges by telephone through brokers or banks during times of drastic market changes.  If you cannot contact your broker or bank by telephone, you should send your request in writing via overnight mail.

Stock Certificates and Confirmations

The Funds do not intend to issue stock certificates representing shares purchased.  Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Funds to the shareholder’s address of record.

Special Incentive Programs

At various times the Funds may implement programs under which a dealer’s sales force may be eligible to (a) win nominal awards for certain sales efforts or as part of recognition programs conforming to criteria established by the Funds, or (b) participate in sales programs sponsored by the Funds.  In addition, the Adviser, in its discretion, may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Funds.  These programs will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

Table of Contents - SAI

59

Investing Through Authorized Brokers or Dealers

The Funds may authorize one or more brokers to accept purchase orders on a shareholder’s behalf.  Brokers are authorized to designate intermediaries to accept orders on the Funds’ behalf.  An order is deemed to be received when an authorized broker or agent accepts the order.  Orders will be priced at the Funds’ NAV next computed after they are accepted by an authorized broker or agent.

For all classes other than the Institutional Class, if any authorized dealer receives an order of at least $1,000, the dealer may contact the Funds directly.  Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Funds by 4:00 p.m. Eastern Time on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day.  Otherwise, the orders will be effected at the next determined NAV.  It is the dealer’s responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. Eastern Time.

Redemption of Shares

To redeem shares, shareholders may send a written request in “good order” to:

Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services
P.O. Box 701
Milwaukee, WI  53201-0701
1-800-930-3828

A written request in “good order” to redeem shares must include:

•	the shareholder’s name,
•	the name of the Fund;
•	the account number;
•	the share or dollar amount to be redeemed; and
•	signatures by all shareholders on the account.

The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the Funds or proceeds be made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

•	a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation (“FDIC”);
•	a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;
•	a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or
•	any other “eligible guarantor institution” as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and their transfer agent have adopted standards for accepting signature guarantees from the above institutions.  The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program.  The Funds and their transfer agent reserve the right to amend these standards at any time without notice.

Table of Contents - SAI

60

Redemption Fees

The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment.  The Funds are not designed for short-term traders.

For these reasons, the Funds assess a 2.00% fee on the redemption or exchange of Fund shares held for 30 days or less.  These fees will be paid to the Funds to help offset transaction costs.  Each Fund reserves the right to waive the redemption fee, subject to its sole discretion in instances it deems not to be disadvantageous to the Fund.

The Funds will use the first-in, first-out (“FIFO”) method to determine the 30-day holding period.  Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account.  If this holding period is 30 days or less, the redemption fee will be assessed using the current NAV of those shares. The redemption fee will be applied on redemptions and exchanges of each investment made by a shareholder that does not remain in a Fund for a 30-day period from the date of purchase.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ Systematic Withdrawal Plan, as these transactions are typically de minimis.  This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account.  The redemption fee will also not be assessed to accounts of the Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds.  In addition, the Funds are authorized to waive redemption fees for redemptions to asset allocation programs, wrap fee programs and other investment programs offered by financial institutions. Although frequent purchases and redemptions of Fund shares are generally permitted, the Funds only intend to waive redemption fees for redemptions the Funds reasonably believe do not raise frequent trading or market timing concerns.

Brokerage

Each Portfolio’s assets are invested by the Adviser in a manner consistent with the Portfolio’s investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time.  Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of each Portfolio.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions may involve the payment by the Adviser, on behalf of the Portfolios, of negotiated brokerage commissions.  Such commissions vary among different brokers.  A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.  Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States.  There is generally no stated commission in the case of securities traded in the over‑the‑counter markets, but the price paid by the Adviser usually includes an undisclosed dealer commission or mark-up.  In underwritten offerings, the price paid by the Adviser on behalf of the Portfolios includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers.  A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price.  The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Portfolios, the Adviser seeks to obtain the best price and execution, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved.  For securities traded in the over-the-counter markets, the Adviser deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere.  The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Portfolios do not necessarily pay the lowest commissions available.  The Trust’s Board of Trustees and the Company’s Board of Directors periodically review the commission rates and allocation of orders.

Table of Contents - SAI

61

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser.  Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.  To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Portfolios from these transactions.  The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts that they manage, as opposed to solely benefiting one specific managed fund or account.

The Trust, on behalf of a Portfolio, may also enter into arrangements, commonly referred to as “broker/service arrangements” with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Portfolio in exchange for fund brokerage.  Under a typical brokerage/service arrangement, a broker agrees to pay a portion of the Portfolio’s custodian, administrative or transfer agency fees, and, in exchange, the Portfolio agrees to direct a minimum amount of brokerage to the broker.  The Adviser, on behalf of the Trust/Company, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The Portfolios may direct certain portfolio trades to unaffiliated brokers who pay a portion of the commissions for those trades in cash to the applicable Portfolio that generated the commission.

From time-to-time, the Adviser may effect transactions in portfolio securities with executing brokers that may also promote or sell shares of the Funds/Portfolios (“selling brokers”) pursuant to policies adopted by the Company’s/Trust’s Board of Directors/Trustees.  These policies provide that the Adviser shall not (i) take into consideration the promotion or sale of the Funds’/Portfolios’ shares as a factor in selecting executing brokers for the Funds/Portfolios, (ii) enter into an arrangement or understanding (whether oral or written) pursuant to which the Adviser directs, or is expected to direct, portfolio securities transactions or any other remuneration (as described below) to any broker or dealer in consideration for the promotion or sale of the Funds/Portfolios, and (iii) enter into a “step out” or any other type of arrangement under which a portion of the Funds’/Portfolios’ commission is directed to the selling brokers for the purpose of compensating such brokers for promoting or selling shares of the Funds/Portfolios.  This prohibition applies to all transactions whether such transaction involves a commission, mark-up, mark down, other fee or portion of another fee paid or to be paid from a transaction effected through an executing broker.

The same security may be suitable for a Portfolio, another Portfolio of the Trust or other private accounts managed by the Adviser.  If and when a Portfolio and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Portfolio and the accounts.  The simultaneous purchase or sale of the same securities by the Portfolio and other accounts may have a detrimental effect on the Portfolio, as this may affect the price paid or received by the Portfolio or the size of the position obtainable or able to be sold by the Portfolio.

Table of Contents - SAI

62

All brokerage commissions are reflected at the Portfolio level.  The following table represents the total brokerage commissions paid by the Portfolios for the years ended December 31, 2015, 2014 and 2013, respectively:

Total Brokerage Commissions Paid	2015	2014	2013
The Alternative Income Portfolio	$6,378	$14,146	$11,932
The Internet Portfolio	$28,328	$6,766	$61,843
The Global Portfolio	$4,639	$2,784	$4,016
The Paradigm Portfolio	$181,216	$135,687	$49,413
The Medical Portfolio	$1,335	$918	$3,118
The Small Cap Opportunities Portfolio	$99,115	$154,574	$166,986
The Market Opportunities Portfolio	$10,300	$21,565	$16,012
The Multi-Disciplinary Income Portfolio	$14,696	$17,621	$57,735

Taxes

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisor with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectuses and this SAI are based on the Internal Revenue Code (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations as in effect on the date of this SAI.  Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

Federal – General Information

Each Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.  As a regulated investment company, each of the Funds generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders.  To qualify for treatment as a regulated investment company, each Fund must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. Government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

Table of Contents - SAI

63

Each Fund intends to comply with this distribution requirement.  If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

Each of the Funds invests all of its assets in and derives all of its income from a corresponding master portfolio.  Each master portfolio is treated as a partnership for federal tax purposes, and each Fund will be treated as recognizing an allocable share of the income, gain, loss, deduction and credit of the master portfolio in which it invests.  For purposes of the income and diversification requirements, a Fund will be treated as receiving its allocable share of items of income and gain of the master portfolio and as owning its allocable share of a master portfolio’s assets.  Thus, a Fund’s ability to satisfy the income and diversification requirements depends upon the character of a master portfolio’s income and assets.  Each master portfolio intends to invest its assets so that its Fund investors will satisfy the income and diversification requirements.

If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders.  In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Taxation of Certain Financial Instruments

The tax principles applicable to transactions in financial instruments, such as futures contracts and options, that may be engaged in by a master portfolio, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain.  The tax consequences of such transactions and investments will pass through to each Fund and may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax.  Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which any master portfolio invests, a Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if a master portfolio fails to make an election to recognize income annually during the period of its ownership of the shares of the PFIC.

Table of Contents - SAI

64

Capital Loss Carryforwards

For federal income tax purposes, a Fund is generally permitted to carry forward a net capital loss from any year before 2011 to offset its own capital gains, if any, during the eight years following the year of loss.  As of December 31, 2015, the following Funds had pre-2011 net capital loss carryforwards available to reduce future capital gains in the amounts subject to the expiration dates set forth in the following table:

Fund	2016	2017	2018
The Alternative Income Fund	-	$4,123,978	$2,203,647
The Global Fund	-	$27,489	-
The Paradigm Fund	$45,902,125	$445,505,345	$115,786,082
The Small Cap Opportunities Fund	-	$86,316,846	$8,224,702
The Market Opportunities Fund	$7,913,031	$6,623,055	$2,108,533

As a result of the Regulated Investment Company Modernization Act of 2010, losses incurred in 2011 and subsequent years retain their character (short-term or long-term), may be carried forward indefinitely, and must be utilized prior to pre-2011 capital loss carryforwards. As of December 31, 2015, the Global Fund had $15,382 in short-term capital loss carryforwards and the Multi-Disciplinary Income Fund had $705,331 in long-term capital loss carryforwards that may be carried forward indefinitely.

State and Local Taxes

Although each Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund could be subject to the tax laws of such states or localities.

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, serves as the Funds’ independent registered public accounting firm.  Its services include an audit of the Funds’ financial statements and the performance of other related audit and tax services.

Financial Statements

The Funds’ annual report to shareholders for the fiscal year ended December 31, 2015 has been filed with the SEC.  The financial statements, notes thereto and Report of Independent Registered Public Accounting Firm included in the Annual Report are incorporated by reference into this SAI.

Financial statements certified by the Funds’ independent registered public accounting firm will be submitted to shareholders at least annually.

Table of Contents - SAI

65

Appendix A

DESCRIPTION OF SECURITIES RATINGS
Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Risks – Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Table of Contents - SAI

66

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk.  Default is a real possibility.

“RD” – Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Typically applicable to entity ratings only.

“D” – Default.  Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.  Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims.  The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality.  The capacity for the payment of short-term financial obligations as they fall due is exceptionally high.  Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality.  The capacity for the payment of short-term financial obligations as they fall due is very high.  Differs from “R-1 (high)” by a relatively modest degree.  Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.

Table of Contents - SAI

67

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur.  DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.  The “CC” rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

Table of Contents - SAI

68

“D” – An obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more.  Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.  The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

Table of Contents - SAI

69

“AA” – Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality.  “A” ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of credit risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative.  “B” ratings indicate that material credit risk is present.

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics.  Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The DBRS long-term rating scale provides an opinion on the risk of default.  That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued.  Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims.  All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”.  The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.  The following summarizes the ratings used by DBRS for long-term debt:

“AAA” -  Long-term debt rated “AAA” is of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from “AAA” only to a small degree.  Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality.  The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

Table of Contents - SAI

70

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations.  There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur.  DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels – “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”.  The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation.

Table of Contents - SAI

71

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned:  a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”).  The second element uses a rating from a variation of the MIG rating scale called the Variable Municipal Investment Grade or “VMIG” scale.  The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” – Is assigned to an unrated obligation.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

Credit ratings provided by DBRS are forward-looking opinions about credit risk which reflect the creditworthiness of an issuer, rated entity, and/or security.  Credit ratings are not statements of fact.  They include subjective considerations and involve expectations for future performance that cannot be guaranteed.  To the extent that future events and economic conditions do not match expectations, credit ratings assigned to issuers and/or securities can change.  Credit ratings are also based on approved and applicable methodologies, models and criteria (“Methodologies”), which are periodically updated and when material changes are deemed necessary for a wide variety of potential reasons, this may also lead to rating changes.

Table of Contents - SAI

72

Credit ratings typically provide an opinion on the risk that investors may not be repaid in accordance with the terms under which the obligation was issued.  In some cases, credit ratings may also include consideration for the relative ranking of claims and recovery, should default occur.  Credit ratings are meant to provide opinions on relative measures of risk and are not based on expectations of any specific default probability, nor are they meant to predict such.

The data and information on which DBRS bases its opinions is not audited or verified by DBRS, although DBRS conducts a reasonableness review of information received and relied upon in accordance with its Methodologies and policies.

DBRS uses rating symbols as a concise method of expressing its opinion to the market.

Table of Contents - SAI

73

United States

Summary Proxy Voting Guidelines

2016 Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2016

Published December 18, 2015

Updated February 23, 2016

www.issgovernance.com

© 2016 ISS | Institutional Shareholder Services

2016 U.S. Summary Proxy Voting

TABLE OF CONTENTS
COVERAGE			10

1.	ROUTINE/MISCELLANEOUS		12
	Adjourn Meeting		12
	Amend Quorum Requirements		12
	Amend Minor Bylaws		12
	Change Company Name		12
	Change Date, Time, or Location of Annual Meeting		12
	Other Business		12
	AUDIT-RELATED		12
	Auditor Indemnification and Limitation of Liability		12
	Auditor Ratification		13
	Shareholder Proposals Limiting Non-Audit Services		13
	Shareholder Proposals on Audit Firm Rotation		13

2.	BOARD OF DIRECTORS		15
	VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS		15

	1.	Accountability	15
	2.	Responsiveness	15
	3.	Composition	15
	4.	Independence	15
	2016 ISS U.S. Categorization of Directors		25
	OTHER BOARD-RELATED PROPOSALS		28
	Age/Term Limits		28
	Board Size		28
	Classification/Declassification of the Board		28
	CEO Succession Planning		28
	Cumulative Voting		28
	Director and Officer Indemnification and Liability Protection		29
	Establish/Amend Nominee Qualifications		29
	Establish Other Board Committee Proposals		31
	Filling Vacancies/Removal of Directors		31
	Independent Chair (Separate Chair/CEO)		31
	Majority of Independent Directors/Establishment of Independent Committees		33
	Majority Vote Standard for the Election of Directors		33
	Proxy Access		33
	Require More Nominees than Open Seats		34

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
2 of 121

2016 U.S. Summary Proxy Voting

	Shareholder Engagement Policy (Shareholder Advisory Committee)	35
	Proxy Contests/Proxy Access — Voting for Director Nominees in Contested Elections	35
	Vote-No Campaigns	35

3.	SHAREHOLDER RIGHTS & DEFENSES	36
	Advance Notice Requirements for Shareholder Proposals/Nominations	36

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
3 of 121

2016 U.S. Summary Proxy Voting

	Amend Bylaws without Shareholder Consent	36
	Control Share Acquisition Provisions	36
	Control Share Cash-Out Provisions	36
	Disgorgement Provisions	37
	Fair Price Provisions	37
	Freeze-Out Provisions	37
	Greenmail	37
	Litigation Rights (including Exclusive Venue and Fee-Shifting Bylaw Provisions)	37
	Net Operating Loss (NOL) Protective Amendments	39
	POISON PILLS (SHAREHOLDER RIGHTS PLANS)	39
	Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy	39
	Management Proposals to Ratify a Poison Pill	40
	Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)	41
	Proxy Voting Disclosure, Confidentiality, and Tabulation	41
	Reimbursing Proxy Solicitation Expenses	42
	Reincorporation Proposals	43
	Shareholder Ability to Act by Written Consent	43
	Shareholder Ability to Call Special Meetings	44
	Stakeholder Provisions	45
	State Antitakeover Statutes	45
	Supermajority Vote Requirements	45
4.	CAPITAL/RESTRUCTURING	46
	CAPITAL	46
	Adjustments to Par Value of Common Stock	46
	Common Stock Authorization	46
	Dual Class Structure	48
	Issue Stock for Use with Rights Plan	48
	Preemptive Rights	48
	Preferred Stock Authorization	48
	Recapitalization Plans	50
	Reverse Stock Splits	50
	Share Repurchase Programs	50
	Stock Distributions: Splits and Dividends	50
	Tracking Stock	51
	RESTRUCTURING	52
	Appraisal Rights	52

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
4 of 121

2016 U.S. Summary Proxy Voting

Asset Purchases	52
Asset Sales	52
Bundled Proposals	52
Conversion of Securities	52
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans	53

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

5 of 121

2016 U.S. Summary Proxy Voting

	Formation of Holding Company	54
	Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)	54
	Joint Ventures	56
	Liquidations	56
	Mergers and Acquisitions	56
	Private Placements/Warrants/Convertible Debentures	58
	Reorganization/Restructuring Plan (Bankruptcy)	60
	Special Purpose Acquisition Corporations (SPACs)	60
	Spin-offs	62
	Value Maximization Shareholder Proposals	62
5	COMPENSATION	63
	EXECUTIVE PAY EVALUATION	63
	Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)	63
	Pay-for-Performance Evaluation	64
	Problematic Pay Practices	64
	Compensation Committee Communications and Responsiveness	68
	Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)	68
	Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale	68
	EQUITY-BASED AND OTHER INCENTIVE PLANS	70
	Plan Cost	71
	Shareholder Value Transfer (SVT)	72
	Grant Practices	72
	Three-Year Burn Rate	72
	2016 Burn Rate Benchmarks	73
	Egregious Factors	75
	Liberal Change in Control Definition	75
	Repricing Provisions	75
	Problematic Pay Practices or Significant Pay-for-Performance Disconnect	75
	Specific Treatment of Certain Award Types in Equity Plan Evaluations	76
	Dividend Equivalent Rights	76
	Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)	77
	OTHER COMPENSATION PLANS	77
	401(k) Employee Benefit Plans	77
	Employee Stock Ownership Plans (ESOPs)	77
	Employee Stock Purchase Plans—Qualified Plans	77
	Employee Stock Purchase Plans—Non-Qualified Plans	77

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
6 of 121

2016 U.S. Summary Proxy Voting

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)	79
Option Exchange Programs/Repricing Options	79
Stock Plans in Lieu of Cash	81
Transfer Stock Option (TSO) Programs	81
DIRECTOR COMPENSATION	83
Equity Plans for Non-Employee Directors	83

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
7 of 121

2016 U.S. Summary Proxy Voting

	Non-Employee Director Retirement Plans	83
	SHAREHOLDER PROPOSALS ON COMPENSATION	84
	Adopt Anti-Hedging/Pledging/Speculative Investments Policy	84
	Bonus Banking/Bonus Banking “Plus”	84
	Compensation Consultants—Disclosure of Board or Company’s Utilization	85

	Disclosure/Setting Levels or Types of Compensation for Executives and Directors	85
	Golden Coffins/Executive Death Benefits	85
	Hold Equity Past Retirement or for a Significant Period of Time	85

	Non-Deductible Compensation	87
	Pay Disparity	87
	Pay for Performance/Performance-Based Awards	87
	Pay for Superior Performance	89

	Pre-Arranged Trading Plans (10b5-1 Plans)	89
	Prohibit CEOs from Serving on Compensation Committees	90
	Recoupment of Incentive or Stock Compensation in Specified Circumstances	90
	Severance Agreements for Executives/Golden Parachutes	91

	Share Buyback Holding Periods	91
	Supplemental Executive Retirement Plans (SERPs)	92
	Tax Gross-Up Proposals	93

	Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity	93

6.	SOCIAL/ENVIRONMENTAL ISSUES	94

	GLOBAL APPROACH	94
	ENDORSEMENT OF PRINCIPLES	94
	ANIMAL WELFARE	95
	Animal Welfare Policies	95
	Animal Testing	96
	Animal Slaughter	96
	CONSUMER ISSUES	96
	Genetically Modified Ingredients	96
	Reports on Potentially Controversial Business/Financial Practices	96
	Pharmaceutical Pricing, Access to Medicines, and Prescription Drug Reimportation	98
	Product Safety and Toxic/Hazardous Materials	98
	Tobacco-Related Proposals	99
	CLIMATE CHANGE	100
	Climate Change/Greenhouse Gas (GHG) Emissions	100
	Energy Efficiency	102
	Renewable Energy	102
	DIVERSITY	102
	Board Diversity	102
	Equality of Opportunity	104
	Gender Identity, Sexual Orientation, and Domestic Partner Benefits	104
	ENVIRONMENT AND SUSTAINABILITY	104

	Facility and Workplace Safety	104
	General Environmental Proposals and Community Impact Assessments	105
	Hydraulic Fracturing	106
	Operations in Protected Areas	106
	Recycling	106
	Sustainability Reporting	106
	Water Issues	107

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

8 of 121

2016 U.S. Summary Proxy Voting

GENERAL CORPORATE ISSUES		108

	Charitable Contributions	108
	Data Security, Privacy, and Internet Issues	108
	Environmental, Social, and Governance (ESG) Compensation-Related Proposals	108

HUMAN RIGHTS, LABOR ISSUES, AND INTERNATIONAL OPERATIONS		109

	Human Rights Proposals	109
	Operations in High Risk Markets	110
	Outsourcing/Offshoring	110
	Weapons and Military Sales	111
POLITICAL ACTIVITIES		112
	Lobbying	112
	Political Contributions	112
	Political Ties	112

7.	MUTUAL FUND PROXIES	114
	Election of Directors	114
	Converting Closed-end Fund to Open-end Fund	114

	Proxy Contests	114
	Investment Advisory Agreements	114
	Approving New Classes or Series of Shares	115
	Preferred Stock Proposals	115

	1940 Act Policies	116
	Changing a Fundamental Restriction to a Nonfundamental Restriction	116
	Change Fundamental Investment Objective to Nonfundamental	116

	Name Change Proposals	116
	Change in Fund’s Subclassification	116
	Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset Value	117

	Disposition of Assets/Termination/Liquidation	118
	Changes to the Charter Document	118
	Changing the Domicile of a Fund	119

	Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval	119
	Distribution Agreements	120
	Master-Feeder Structure	120
	Mergers	120
SHAREHOLDER PROPOSALS FOR MUTUAL FUNDS		120

	Establish Director Ownership Requirement	120
	Reimburse Shareholder for Expenses Incurred	120
	Terminate the Investment Advisor	120

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
9 of 121

2016 U.S. Summary Proxy Voting

COVERAGE

The U.S. research team provides proxy analyses and voting recommendations for common shareholder meetings of publicly traded U.S. - incorporated companies that are held in our institutional investor clients’ portfolios, and includes all S&P 1500 and Russell 3000 companies that are considered U.S. Domestic Issuers by the SEC. Coverage generally includes corporate actions for common equity holders, such as written consents and bankruptcies. ISS’ U.S. coverage includes investment companies (including open-end funds, closed-end funds, exchange-traded funds, and unit investment trusts), limited partnerships (“LPs”), master limited partnerships (“MLPs”), limited liability companies (“LLCs”), and business development companies. ISS reviews its universe of coverage on an annual basis, and the coverage is subject to change based on client need and industry trends.

The U.S. research team also produces, for subscribing clients, research and recommendations for fixed income meetings, and meetings of certain preferred securities, including Auction Rate Preferred Securities (“ARPS”) and Variable Rate Municipal Term Preferred securities (“VMTPs”).

Foreign-incorporated companies

In addition to U.S. incorporated companies, U.S. policies are applied to certain foreign- incorporated company analyses. Like the SEC, ISS distinguishes two types of companies that list but are not incorporated in the U.S.:

›	U.S. Domestic Issuers -- which have a majority of shareholders in the U.S. and meet other criteria, as determined by the SEC, and are subject to the same disclosure and listing standards as U.S. incorporated companies – are generally covered under standard U.S. policy guidelines.

›	Foreign Private Issuers (FPIs) – which do not meet the Domestic Issuer criteria and are exempt from most disclosure requirements (e.g., they do not file 10-K or DEF14A reports) and listing standards (e.g., for required levels of board and committee independence) – are covered under a combination of policy guidelines:

›	FPI Guidelines, which apply certain minimum independence and disclosure standards in the evaluation of key proxy ballot items, such as the election of directors and approval of financial reports, and

›	For other issues, guidelines for the market that is responsible for, or most relevant to, the item on the ballot.

In all cases – including with respect to other companies with cross-market features that may lead to ballot items related to multiple markets -- items that are on the ballot solely due to the requirements of another market (listing, incorporation, or national code) may be evaluated under the policy of the relevant market, regardless of the “assigned” market coverage.

Foreign Private Issuers in Tax Havens

A number of FPIs incorporate in “tax haven” markets, such as Bermuda, the Bahamas, Cayman Islands, and Marshall Islands. These companies may list in the U.S. and/or other markets such as Hong Kong or Singapore, in which case ISS assigns a primary coverage market and applies relevant policy as appropriate.

General Recommendation: Vote against (or withhold from) non-independent director nominees at companies that fail to have the following: a majority-independent board; standing audit, compensation, and nominating committees, each composed entirely of independent directors.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

10 of 121

2016 U.S. Summary Proxy Voting

Where the design and disclosure of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant ISS regional or market proxy voting guidelines.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

11 of 121

2016 U.S. Summary Proxy Voting

1.	ROUTINE/MISCELLANEOUS

Adjourn Meeting

General Recommendation: Generally vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote for proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote against proposals if the wording is too vague or if the proposal includes “other business.”

Amend Quorum Requirements

General   Recommendation: Vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws

General Recommendation: Vote for bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name

General Recommendation: Vote for proposals to change the corporate name unless there is compelling evidence that the change would adversely impact shareholder value.

Change Date, Time, or Location of Annual Meeting

General Recommendation: Vote for management proposals to change the date, time, or location of the annual meeting unless the proposed change is unreasonable.

Vote against shareholder proposals to change the date, time, or location of the annual meeting unless the current scheduling or location is unreasonable.

Other Business

General Recommendation: Vote against proposals to approve other business when it appears as voting item.

Audit-Related

Auditor Indemnification and Limitation of Liability

General Recommendation: Vote case-by-case on the issue of auditor indemnification and limitation of liability. Factors to be assessed include, but are not limited to:

›	The terms of the auditor agreement--the degree to which these agreements impact shareholders’ rights;

›	The motivation and rationale for establishing the agreements;

›	The quality of the company’s disclosure; and

›	The company’s historical practices in the audit area.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

12 of 121

2016 U.S. Summary Proxy Voting

Vote against or withhold from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Auditor Ratification

General Recommendation: Vote for proposals to ratify auditors unless any of the following apply:

›	An auditor has a financial interest in or association with the company, and is therefore not independent;

›	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

›	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

›	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

›	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees

Tax compliance and preparation include the preparation of original and amended tax returns and refund claims, and tax payment planning. All other services in the tax category, such as tax advice, planning, or consulting, should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.

In circumstances where “Other” fees include fees related to significant one-time capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

Shareholder Proposals Limiting Non-Audit Services

General Recommendation: Vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Shareholder Proposals on Audit Firm Rotation

General Recommendation: Vote case-by-case on shareholder proposals asking for audit firm rotation, taking into account:

›	The tenure of the audit firm;

›	The length of rotation specified in the proposal;

›	Any significant audit-related issues at the company;

›	The number of Audit Committee meetings held each year;

›	The number of financial experts serving on the committee; and

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

13 of 121

2016 U.S. Summary Proxy Voting

›	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
14 of 121

2016 U.S. Summary Proxy Voting

2.	BOARD OF DIRECTORS:

Voting on Director Nominees in Uncontested Elections

Four fundamental principles apply when determining votes on director nominees:

1.	Accountability: Boards should be sufficiently accountable to shareholders, including through transparency of the company’s governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors.
2.	Responsiveness: Directors should respond to investor input, such as that expressed through significant opposition to management proposals, significant support for shareholder proposals (whether binding or non- binding), and tender offers where a majority of shares are tendered.
3.	Composition: Companies should ensure that directors add value to the board through their specific skills and expertise and by having sufficient time and commitment to serve effectively. Boards should be of a size appropriate to accommodate diversity, expertise, and independence, while ensuring active and collaborative participation by all members.
4.	Independence: Boards should be sufficiently independent from management (and significant shareholders) so as to ensure that they are able and motivated to effectively supervise management’s performance for the benefit of all shareholders, including in setting and monitoring the execution of corporate strategy, with appropriate use of shareholder capital, and in setting and monitoring executive compensation programs that support that strategy. The chair of the board should ideally be an independent director, and all boards should have an independent leadership position or a similar role in order to help provide appropriate counterbalance to executive management, as well as having sufficiently independent committees that focus on key governance concerns such as audit, compensation, and nomination of directors.

General Recommendation: Generally vote for director nominees, except under the following circumstances:

1.	Accountability

Vote against1 or withhold from the entire board of directors (except new nominees2, who should be considered case- by-case) for the following:

Problematic Takeover Defenses

1 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.
2 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

15 of 121

2016 U.S. Summary Proxy Voting

Classified Board Structure:

1.1.	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Director Performance Evaluation:

1.2.	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and operational metrics. Problematic provisions include but are not limited to:
›	A classified board structure;

›	A supermajority vote requirement;

›	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

›	The inability of shareholders to call special meetings;

›	The inability of shareholders to act by written consent;

›	A dual-class capital structure; and/or

›	A non–shareholder-approved poison pill.

Poison Pills:

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote against or withhold from nominees every year until this feature is removed;
1.4.	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote against or withhold votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or
1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote case-by-case on all nominees if:

1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:
›	The date of the pill’s adoption relative to the date of the next meeting of shareholders—i.e. whether the company had time to put the pill on the ballot for shareholder ratification given the circumstances;

›	The issuer’s rationale;

›	The issuer’s governance structure and practices; and

›	The issuer’s track record of accountability to shareholders.

Problematic Audit-Related Practices

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

16 of 121

2016 U.S. Summary Proxy Voting

Generally vote against or withhold from the members of the Audit Committee if:

1.7.	The non-audit fees paid to the auditor are excessive (see discussion under “ Auditor Ratification “);
1.8.	The company receives an adverse opinion on the company’s financial statements from its auditor; or
1.9.	There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

17 of 121

2016 U.S. Summary Proxy Voting

Vote case-by-case on members of the Audit Committee and potentially the full board if:

1.10.	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:

1.11.	There is a significant misalignment between CEO pay and company performance ( pay for performance );
1.12.	The company maintains significant problematic pay practices;
1.13.	The board exhibits a significant level of poor communication and responsiveness to shareholders;
1.14.	The company fails to submit one-time transfers of stock options to a shareholder vote; or
1.15.	The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.16.	The company’s previous say-on-pay received the support of less than 70 percent of votes cast, taking into account:

›	The company’s response, including:

›	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

›	Specific actions taken to address the issues that contributed to the low level of support;

›	Other recent compensation actions taken by the company;

›	Whether the issues raised are recurring or isolated;

›	The company’s ownership structure; and

›	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Unilateral Bylaw/Charter Amendments

1.17.	Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors:
›	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;

›	Disclosure by the company of any significant engagement with shareholders regarding the amendment;

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

18 of 121

2016 U.S. Summary Proxy Voting

›	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;

›	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

›	The company’s ownership structure;

›	The company’s existing governance provisions;

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

19 of 121

2016 U.S. Summary Proxy Voting

›	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development; and

›	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case- by-case on director nominees. Generally vote against (except new nominees, who should be considered case-by-case) if the directors:

›	Classified the board;

›	Adopted supermajority vote requirements to amend the bylaws or charter; or

›	Eliminated shareholders’ ability to amend bylaws.

1.18.	For newly public companies, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if, prior to or in connection with the company’s public offering, the company or its board adopted bylaw or charter provisions materially adverse to shareholder rights, considering the following factors:
›	The level of impairment of shareholders’ rights caused by the provision;

›	The disclosed rationale for adopting the provision;

›	The ability to change the governance structure in the future (e.g., limitations on shareholders’ right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);

›	The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure; and,

›	A public commitment to put the provision to a shareholder vote within three years of the date of the initial public offering.

Unless the adverse provision is reversed or submitted to a vote of public shareholders, vote case-by-case on director nominees in subsequent years.

Governance Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

1.19.	Material failures of governance, stewardship, risk oversight[3], or fiduciary responsibilities at the company;
1.20.	Failure to replace management as appropriate; or
1.21.	Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

20 of 121

2016 U.S. Summary Proxy Voting

3 Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
21 of 121

2016 U.S. Summary Proxy Voting

2.	Responsiveness

Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:

2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are:

›	Disclosed outreach efforts by the board to shareholders in the wake of the vote;

›	Rationale provided in the proxy statement for the level of implementation;

›	The subject matter of the proposal;

›	The level of support for and opposition to the resolution in past meetings;

›	Actions taken by the board in response to the majority vote and its engagement with shareholders;

›	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

›	Other factors as appropriate.

2.2.	The board failed to act on takeover offers where the majority of shares are tendered;
2.3.	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;
2.4.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency; or
2.5.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:
›	The board’s rationale for selecting a frequency that is different from the frequency that received a plurality;

›	The company’s ownership structure and vote results;

›	ISS’ analysis of whether there are compensation concerns or a history of problematic compensation practices; and

›	The previous year’s support level on the company’s say-on-pay proposal.

3.	Composition

Attendance at Board and Committee Meetings:

3.1.	Generally vote against or withhold from directors (except new nominees, who should be considered case-by- case4) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:
›	Medical issues/illness;

›	Family emergencies; and

›	Missing only one meeting (when the total of all meetings is three or fewer).

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

22 of 121

2016 U.S. Summary Proxy Voting

4 For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

23 of 121

2016 U.S. Summary Proxy Voting

3.2.	If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors:

Vote against or withhold from individual directors who:

3.3.	Sit on more than six public company boards; with respect to annual meetings on or after Feb. 1, 2017[5], sit on more than five public company boards; or
3.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards[6].

4.	Independence

Vote against or withhold from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors ) when:

4.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
4.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
4.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or
4.4.	Independent directors make up less than a majority of the directors.

5 This policy change includes a 1-year transition period to allow time for affected directors to address necessary changes if they wish.
6 Although all of a CEO’s subsidiary boards will be counted as separate boards, ISS will not recommend a withhold vote from the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

24 of 121

2016 U.S. Summary Proxy Voting

2016 ISS U.S. Categorization of Directors

1.	Inside Director (I)
1.1.	Current employee or current officer[1] of the company or one of its affiliates[2].
1.2.	Beneficial owner of more than 50 percent of the company's voting power (this may be aggregated if voting power is distributed among more than one member of a group).
1.3.	Director named in the Summary Compensation Table (excluding former interim officers).

2.	Affiliated Outside Director (AO)
Board Attestation

2.1.	Board attestation that an outside director is not independent. Former CEO/Interim Officer
2.2.	Former CEO of the company.[3],[4]
2.3.	Former CEO of an acquired company within the past five years[4].
2.4.	Former interim officer if the service was longer than 18 months. If the service was between 12 and 18 months an assessment of the interim officer’s employment agreement will be made.[5]

Non-CEO Executives

2.5.	Former officer[1] of the company, an affiliate[2] or an acquired firm within the past five years.
2.6.	Officer [1]of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years.
2.7.	Officer[1], former officer, or general or limited partner of a joint venture or partnership with the company.
Family Members

2.8.	Immediate family member[6] of a current or former officer[1] of the company or its affiliates[2] within the last five years.
2.9.	Immediate family member[6] of a current employee of company or its affiliates[2] where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role).

Transactional, Professional, Financial, and Charitable Relationships

2.10.	Currently provides (or an immediate family member[6] provides) professional services[7] to the company, to an affiliate[2] of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year.
2.11.	Is (or an immediate family member[6] is) a partner in, or a controlling shareholder or an employee of, an organization which provides professional services[7] to the company, to an affiliate[2] of the company, or an individual officer of the company or one of its affiliates in excess of $10,000 per year.
2.12.	Has (or an immediate family member[6] has) any material transactional relationship[8] with the company or its affiliates[2] (excluding investments in the company through a private placement).
2.13.	Is (or an immediate family member[6] is) a partner in, or a controlling shareholder or an executive officer of, an organization which has any material transactional relationship[8] with the company or its affiliates[2] (excluding investments in the company through a private placement).
2.14.	Is (or an immediate family member[6] is) a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowments[8] from the company or its affiliates[2].

Other Relationships

2.15.	Party to a voting agreement[9] to vote in line with management on proposals being brought to shareholder vote.
2.16.	Has (or an immediate family member[6] has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee[10].
2.17.	Founder[11] of the company but not currently an employee.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
25 of 121

2016 U.S. Summary Proxy Voting

2.18.	Any material[12] relationship with the company.

3.	Independent Outside Director (IO)
3.1.	No material[12] connection to the company other than a board seat.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

26 of 121

2016 U.S. Summary Proxy Voting

Footnotes:

[1]The definition of officer will generally follow that of a “Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) and includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). Current interim officers are included in this category. For private companies, the equivalent positions are applicable. A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will be classified as an Affiliated Outsider under 2.18: “Any material relationship with the company.” However, if the company provides explicit disclosure that the director is not receiving additional compensation in excess of $10,000 per year for serving in that capacity, then the director will be classified as an Independent Outsider.

[2] “Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.

[3] Includes any former CEO of the company prior to the company’s initial public offering (IPO).

[4] When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

[5] ISS will look at the terms of the interim officer’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was under way for a full-time officer at the time.

[6] “Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step- children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[7] Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include, but are not limited to the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; legal services; property management services; realtor services; lobbying services; executive search services; and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services; IT tech support services; educational services; and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.

[8] A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues, in the case of a company which follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, in the case of a company which follows NYSE listing standards. In the case of a company which follows neither of the preceding standards, ISS will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).

[9] Dissident directors who are parties to a voting agreement pursuant to a settlement or similar arrangement may be classified as independent outsiders if an analysis of the following factors indicates that the voting agreement does not compromise their alignment with all shareholders’ interests: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

27 of 121

2016 U.S. Summary Proxy Voting

[10] Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).

[11] The operating involvement of the founder with the company will be considered; if the founder was never employed by the company, ISS may deem him or her an independent outsider.

[12] For purposes of ISS’s director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.

Other Board-Related Proposals

Age/Term Limits

General Recommendation: Vote against management and shareholder proposals to limit the tenure of outside directors through mandatory retirement ages.

Vote against management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.

Board Size

General Recommendation: Vote for proposals seeking to fix the board size or designate a range for the board size .

Vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

General Recommendation: Vote against proposals to classify (stagger) the board. Vote for proposals to repeal classified boards and to elect all directors annually.

CEO Succession Planning

General Recommendation: Generally vote for proposals seeking disclosure on a CEO succession planning policy, considering, at a minimum, the following factors:

›	The reasonableness/scope of the request; and

›	The company’s existing disclosure on its current CEO succession planning process.

Cumulative Voting

General Recommendation: Generally vote against management proposals to eliminate cumulate voting, and for shareholder proposals to restore or provide for cumulative voting, unless:

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
28 of 121

2016 U.S. Summary Proxy Voting

›	The company has proxy access7, thereby allowing shareholders to nominate directors to the company’s ballot; and

›	The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote for proposals for cumulative voting at controlled companies (insider voting power > 50%).

Director and Officer Indemnification and Liability Protection

General Recommendation: Vote case-by-case on proposals on director and officer indemnification and liability protection.

Vote against proposals that would:

›	Eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

›	Expand coverage beyond just legal expenses to liability for acts that are more serious violations of fiduciary obligation than mere carelessness.

›	Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company's board (i.e., "permissive indemnification"), but that previously the company was not required to indemnify.

Vote for only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

›	If the director was found to have acted in good faith and in a manner that s/he reasonably believed was in the best interests of the company; and

›	If only the director’s legal expenses would be covered.

Establish/Amend Nominee Qualifications

General Recommendation: Vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and the degree to which they may preclude dissident nominees from joining the board.

Vote case-by-case on shareholder resolutions seeking a director nominee who possesses a particular subject matter expertise, considering:

›	The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;

›	The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
29 of 121

2016 U.S. Summary Proxy Voting

›	The company’s disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and

›	The scope and structure of the proposal.

7 A proxy access right that meets the recommended guidelines.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
30 of 121

2016 U.S. Summary Proxy Voting

Establish Other Board Committee Proposals

General Recommendation: Generally vote against shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:

›	Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;

›	Level of disclosure regarding the issue for which board oversight is sought;

›	Company performance related to the issue for which board oversight is sought;

›	Board committee structure compared to that of other companies in its industry sector; and

›	The scope and structure of the proposal.

Filling Vacancies/Removal of Directors

General Recommendation: Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholders’ ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chair (Separate Chair/CEO)

General Recommendation: Generally vote for shareholder proposals requiring that the chairman’s position be filled by an independent director, taking into consideration the following:

›	The scope of the proposal;

›	The company's current board leadership structure;

›	The company's governance structure and practices;

›	Company performance; and

›	Any other relevant factors that may be applicable.

Regarding the scope of the proposal, consider whether the proposal is precatory or binding and whether the proposal is seeking an immediate change in the chairman role or the policy can be implemented at the next CEO transition.

Under the review of the company's board leadership structure, ISS may support the proposal under the following scenarios absent a compelling rationale: the presence of an executive or non-independent chair in addition to the CEO; a recent recombination of the role of CEO and chair; and/or departure from a structure with an independent chair. ISS will also consider any recent transitions in board leadership and the effect such transitions may have on independent board leadership as well as the designation of a lead director role.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
31 of 121

2016 U.S. Summary Proxy Voting

When considering the governance structure, ISS will consider the overall independence of the board, the independence of key committees, the establishment of governance guidelines, board tenure and its relationship to CEO tenure, and any other factors that may be relevant. Any concerns about a company's governance structure will weigh in favor of support for the proposal.

The review of the company's governance practices may include, but is not limited to poor compensation practices, material failures of governance and risk oversight, related-party transactions or other issues putting director independence at risk, corporate or management scandals, and actions by management or the board with potential or realized negative impact on shareholders. Any such practices may suggest a need for more independent oversight at the company thus warranting support of the proposal.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

32 of 121

2016 U.S. Summary Proxy Voting

ISS' performance assessment will generally consider one-, three, and five-year TSR compared to the company's peers and the market as a whole. While poor performance will weigh in favor of the adoption of an independent chair policy, strong performance over the long-term will be considered a mitigating factor when determining whether the proposed leadership change warrants support.

Majority of Independent Directors/Establishment of Independent Committees

General Recommendation: Vote for shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’ definition of independent outsider. (See Categorization of Directors .)

Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors unless they currently meet that standard.

Majority Vote Standard for the Election of Directors

General Recommendation: Generally vote for management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote against if no carve-out for a plurality vote standard in contested elections is included.

Generally vote for precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Proxy Access

General Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:

›	Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;
›	Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;

›	Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;

›	Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote against proposals that are more restrictive than these guidelines.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
33 of 121

2016 U.S. Summary Proxy Voting

Require More Nominees than Open Seats

General Recommendation: Vote against shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

34 of 121

2016 U.S. Summary Proxy Voting

Shareholder Engagement Policy (Shareholder Advisory Committee)

General Recommendation: Generally vote for shareholder proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:

›	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;

›	Effectively disclosed information with respect to this structure to its shareholders;

›	Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and

›	The company has an independent chairman or a lead director, according to ISS’ definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

Proxy Contests/Proxy Access — Voting for Director Nominees in Contested Elections

General Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:

›	Long-term financial performance of the company relative to its industry;

›	Management’s track record;

›	Background to the contested election;

›	Nominee qualifications and any compensatory arrangements;

›	Strategic plan of dissident slate and quality of the critique against management;

›	Likelihood that the proposed goals and objectives can be achieved (both slates); and

›	Stock ownership positions.

In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether or not there are more candidates than board seats).

Vote-No Campaigns

General Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
35 of 121

2016 U.S. Summary Proxy Voting

3.	SHAREHOLDER RIGHTS & DEFENSES

Advance Notice Requirements for Shareholder Proposals/Nominations

General Recommendation: Vote case-by-case on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory, and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline. The submittal window is the period under which a shareholder must file his proposal/nominations prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.

Amend Bylaws without Shareholder Consent

General Recommendation: Vote against proposals giving the board exclusive authority to amend the bylaws.

Vote for proposals giving the board the ability to amend the bylaws in addition to shareholders.

Control Share Acquisition Provisions

Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

General Recommendation: Vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote against proposals to amend the charter to include control share acquisition provisions.

Vote for proposals to restore voting rights to the control shares.

Control Share Cash-Out Provisions

Control share cash-out statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

General Recommendation: Vote for proposals to opt out of control share cash-out statutes.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
36 of 121

2016 U.S. Summary Proxy Voting

Disgorgement Provisions

Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company's stock to disgorge, or pay back, to the company any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture- of-profits provisions.

General Recommendation: Vote for proposals to opt out of state disgorgement provisions.

Fair Price Provisions

General Recommendation: Vote case-by-case on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze-Out Provisions

General Recommendation: Vote for proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

Greenmail

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

General Recommendation: Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Vote case-by-case on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Litigation Rights (including Exclusive Venue and Fee-Shifting Bylaw Provisions)

Bylaw provisions impacting shareholders' ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee- shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.

General Recommendation: Vote case-by-case on bylaws which impact shareholders' litigation rights, taking into account factors such as:

›	The company's stated rationale for adopting such a provision;

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
37 of 121

2016 U.S. Summary Proxy Voting

›	Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation;

›	The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
38 of 121

2016 U.S. Summary Proxy Voting

›	Governance features such as shareholders' ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.

Generally vote against bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful).

Unilateral adoption by the board of bylaw provisions which affect shareholders' litigation rights will be evaluated under ISS' policy on Unilateral Bylaw/Charter Amendments.

Net Operating Loss (NOL) Protective Amendments

General Recommendation: Vote against proposals to adopt a protective amendment for the stated purpose of protecting a company's net operating losses (NOL) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:

›	The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);

›	The value of the NOLs;

›	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

›	The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
›	Any other factors that may be applicable.

Poison Pills (Shareholder Rights Plans)

Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy

General Recommendation: Vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it unless the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

›	Shareholders have approved the adoption of the plan; or

›	The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

39 of 121

2016 U.S. Summary Proxy Voting

If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote for the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

Management Proposals to Ratify a Poison Pill

General Recommendation: Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

40 of 121

2016 U.S. Summary Proxy Voting

›	No lower than a 20% trigger, flip-in or flip-over;

›	A term of no more than three years;

›	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

›	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

General Recommendation: Vote against proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

›	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

›	The value of the NOLs;

›	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

›	The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

›	Any other factors that may be applicable.

Proxy Voting Disclosure, Confidentiality, and Tabulation

General Recommendation: Vote case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues covered under the policy include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company's vote-counting methodology.

›	While a variety of factors may be considered in each analysis, the guiding principles are: transparency, consistency, and fairness in the proxy voting process. The factors considered, as applicable to the proposal, may include:

›	The scope and structure of the proposal;

›	The company's stated confidential voting policy (or other relevant policies) and whether it ensures a "level playing field" by providing shareholder proponents with equal access to vote information prior to the annual meeting;

›	The company's vote standard for management and shareholder proposals and whether it ensures consistency and fairness in the proxy voting process and maintains the integrity of vote results;

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
41 of 121

2016 U.S. Summary Proxy Voting

›	Whether the company's disclosure regarding its vote counting method and other relevant voting policies with respect to management and shareholder proposals are consistent and clear;

›	Any recent controversies or concerns related to the company's proxy voting mechanics;

›	Any unintended consequences resulting from implementation of the proposal; and

›	Any other factors that may be relevant.

Reimbursing Proxy Solicitation Expenses

General Recommendation: Vote case-by-case on proposals to reimburse proxy solicitation expenses.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

42 of 121

2016 U.S. Summary Proxy Voting

When voting in conjunction with support of a dissident slate, vote for the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote for shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

›	The election of fewer than 50% of the directors to be elected is contested in the election;

›	One or more of the dissident’s candidates is elected;

›	Shareholders are not permitted to cumulate their votes for directors; and

›	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

Reincorporation Proposals

General Recommendation: Management or shareholder proposals to change a company's state of incorporation should be evaluated case-by-case, giving consideration to both financial and corporate governance concerns including the following:

›	Reasons for reincorporation;

›	Comparison of company's governance practices and provisions prior to and following the reincorporation; and

›	Comparison of corporation laws of original state and destination state.

Vote for reincorporation when the economic factors outweigh any neutral or negative governance changes.

Shareholder Ability to Act by Written Consent

General Recommendation: Generally vote against management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent.

Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

›	Shareholders' current right to act by written consent;

›	The consent threshold;

›	The inclusion of exclusionary or prohibitive language;

›	Investor ownership structure; and

›	Shareholder support of, and management's response to, previous shareholder proposals.

Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

›	An unfettered[8] right for shareholders to call special meetings at a 10 percent threshold;

›	A majority vote standard in uncontested director elections;

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
43 of 121

2016 U.S. Summary Proxy Voting

›	No non-shareholder-approved pill; and

›	An annually elected board.

Shareholder Ability to Call Special Meetings

8 "Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
44 of 121

2016 U.S. Summary Proxy Voting

General Recommendation: Vote against management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.

Generally vote for management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

›	Shareholders’ current right to call special meetings;

›	Minimum ownership threshold necessary to call special meetings (10% preferred);

›	The inclusion of exclusionary or prohibitive language;

›	Investor ownership structure; and

›	Shareholder support of, and management’s response to, previous shareholder proposals.

Stakeholder Provisions

General Recommendation: Vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Antitakeover Statutes

General Recommendation: Vote case-by-case on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti- greenmail provisions).

Supermajority Vote Requirements

General Recommendation: Vote against proposals to require a supermajority shareholder vote.

Vote for management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote case-by-case, taking into account:

›	Ownership structure;

›	Quorum requirements; and

›	Vote requirements.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

45 of 121

2016 U.S. Summary Proxy Voting

4.	CAPITAL/RESTRUCTURING

Capital

Adjustments to Par Value of Common Stock

General Recommendation: Vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action.

Vote for management proposals to eliminate par value.

Common Stock Authorization

General Recommendation: Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

›	Past Board Performance:

›	The company's use of authorized shares during the last three years

›	The Current Request:

›	Disclosure in the proxy statement of the specific purposes of the proposed increase;

›	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

›
The dilutive impact of the request as determined relative to an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns.

ISS will apply the relevant allowable increase below to requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):

A.	Most companies: 100 percent of existing authorized shares.
B.	Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
46 of 121

2016 U.S. Summary Proxy Voting

C.	Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 percent of existing authorized shares.
D.	Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

47 of 121

2016 U.S. Summary Proxy Voting

If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that ISS is recommending FOR, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.

Dual Class Structure

General Recommendation: Generally vote against proposals to create a new class of common stock unless:

›	The company discloses a compelling rationale for the dual-class capital structure, such as:

›	The company's auditor has concluded that there is substantial doubt about the company's ability to continue as a going concern; or

›	The new class of shares will be transitory;

›	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and

›	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

General Recommendation: Vote against proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder- approved shareholder rights plan (poison pill).

Preemptive Rights

General Recommendation: Vote case-by-case on shareholder proposals that seek preemptive rights, taking into consideration:

›	The size of the company;

›	The shareholder base; and

›	The liquidity of the stock.

Preferred Stock Authorization

General Recommendation: Vote for proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote case-by-case on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

›	Past Board Performance:

›	The company's use of authorized preferred shares during the last three years;

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
48 of 121

2016 U.S. Summary Proxy Voting

›	The Current Request:

›	Disclosure in the proxy statement of the specific purposes for the proposed increase;

›	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

49 of 121

2016 U.S. Summary Proxy Voting

›	In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns; and

›	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Recapitalization Plans

General Recommendation: Vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following:

›	More simplified capital structure;

›	Enhanced liquidity;

›	Fairness of conversion terms;

›	Impact on voting power and dividends;

›	Reasons for the reclassification;

›	Conflicts of interest; and

›	Other alternatives considered.

Reverse Stock Splits

General Recommendation: Vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote against proposals when there is not a proportionate reduction of authorized shares, unless:

›	A stock exchange has provided notice to the company of a potential delisting; or

›	The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with ISS' Common Stock Authorization policy.

Share Repurchase Programs

General Recommendation: Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends

General Recommendation: Vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares equal to or less than the allowable increase calculated in accordance with ISS' Common Stock Authorization policy.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

50 of 121

2016 U.S. Summary Proxy Voting

Tracking Stock

General Recommendation: Vote case-by-case on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

›	Adverse governance changes;

›	Excessive increases in authorized capital stock;

›	Unfair method of distribution;

›	Diminution of voting rights;

›	Adverse conversion features;

›	Negative impact on stock option plans; and

›	Alternatives such as spin-off.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

51 of 121

2016 U.S. Summary Proxy Voting

Restructuring

Appraisal Rights

General Recommendation: Vote for proposals to restore or provide shareholders with rights of appraisal.

Asset Purchases

General Recommendation: Vote case-by-case on asset purchase proposals, considering the following factors:

›	Purchase price;

›	Fairness opinion;

›	Financial and strategic benefits;

›	How the deal was negotiated;

›	Conflicts of interest;

›	Other alternatives for the business;

›	Non-completion risk.

Asset Sales

General Recommendation: Vote case-by-case on asset sales, considering the following factors:

›	Impact on the balance sheet/working capital;

›	Potential elimination of diseconomies;

›	Anticipated financial and operating benefits;

›	Anticipated use of funds;

›	Value received for the asset;

›	Fairness opinion;

›	How the deal was negotiated;

›	Conflicts of interest.

Bundled Proposals

General Recommendation: Vote case-by-case on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

General Recommendation: Vote case-by-case on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
52 of 121

2016 U.S. Summary Proxy Voting

Vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
53 of 121

2016 U.S. Summary Proxy Voting

General Recommendation: Vote case-by-case on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:

›	Dilution to existing shareholders' positions;

›	Terms of the offer - discount/premium in purchase price to investor, including any fairness opinion; termination penalties; exit strategy;

›	Financial issues - company's financial situation; degree of need for capital; use of proceeds; effect of the financing on the company's cost of capital;

›	Management's efforts to pursue other alternatives;

›	Control issues - change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and

›	Conflict of interest - arm's length transaction, managerial incentives.

Vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

General Recommendation: Vote case-by-case on proposals regarding the formation of a holding company, taking into consideration the following:

›	The reasons for the change;

›	Any financial or tax benefits;

›	Regulatory benefits;

›	Increases in capital structure; and

›	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend for the transaction, vote against the formation of a holding company if the transaction would include either of the following:

›	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”); or

›	Adverse changes in shareholder rights.

Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)

General Recommendation: Vote case-by-case on going private transactions, taking into account the following:

›	Offer price/premium;

›	Fairness opinion;

›	How the deal was negotiated;

›	Conflicts of interest;

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
54 of 121

2016 U.S. Summary Proxy Voting

›	Other alternatives/offers considered; and

›	Non-completion risk.

Vote case-by-case on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:

›	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);

›	Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:

›	Are all shareholders able to participate in the transaction?

›	Will there be a liquid market for remaining shareholders following the transaction?

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

55 of 121

2016 U.S. Summary Proxy Voting

›	Does the company have strong corporate governance?

›	Will insiders reap the gains of control following the proposed transaction?

›	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?

Joint Ventures

General Recommendation: Vote case-by-case on proposals to form joint ventures, taking into account the following:

›	Percentage of assets/business contributed;

›	Percentage ownership;

›	Financial and strategic benefits;

›	Governance structure;

›	Conflicts of interest;

›	Other alternatives; and

›	Non-completion risk.

Liquidations

General Recommendation: Vote case-by-case on liquidations, taking into account the following:

›	Management’s efforts to pursue other alternatives;

›	Appraisal value of assets; and

›	The compensation plan for executives managing the liquidation.

Vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions

General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

›	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

›	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

›	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

›	Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
56 of 121

2016 U.S. Summary Proxy Voting

›	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
57 of 121

2016 U.S. Summary Proxy Voting

›	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Private Placements/Warrants/Convertible Debentures

General Recommendation: Vote case-by-case on proposals regarding private placements, warrants, and convertible debentures taking into consideration:

›	Dilution to existing shareholders' position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price appreciation is often the necessary event to trigger the exercise of "out of the money" warrants and convertible debt. In these instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company's stock price that must occur to trigger the dilutive event.

›	Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):

›	The terms of the offer should be weighed against the alternatives of the company and in light of company's financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.

›	When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry and anticipation of future performance.

›	Financial issues:

›	The company's financial condition;

›	Degree of need for capital;

›	Use of proceeds;

›	Effect of the financing on the company's cost of capital;

›	Current and proposed cash burn rate;

›	Going concern viability and the state of the capital and credit markets.

›	Management's efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger or sale of part or all of the company.

›	Control issues:

›	Change in management;

›	Change in control;

›	Guaranteed board and committee seats;

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
58 of 121

2016 U.S. Summary Proxy Voting

›	Standstill provisions;

›	Voting agreements;

›	Veto power over certain corporate actions; and

›	Minority versus majority ownership and corresponding minority discount or majority control premium

›	Conflicts of interest:

›	Conflicts of interest should be viewed from the perspective of the company and the investor.

›	Were the terms of the transaction negotiated at arm's length? Are managerial incentives aligned with shareholder interests?

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

59 of 121

2016 U.S. Summary Proxy Voting

›	Market reaction:

›	The market's response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one day impact on the unaffected stock price.

Vote for the private placement, or for the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.

Reorganization/Restructuring Plan (Bankruptcy)

General Recommendation: Vote case-by-case on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:

›	Estimated value and financial prospects of the reorganized company;

›	Percentage ownership of current shareholders in the reorganized company;

›	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);

›	The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);

›	Existence of a superior alternative to the plan of reorganization; and

›	Governance of the reorganized company.

Special Purpose Acquisition Corporations (SPACs)

General Recommendation: Vote case-by-case on SPAC mergers and acquisitions taking into account the following:

›	Valuation—Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.

›	Market reaction—How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.

›	Deal timing—A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.

›	Negotiations and process—What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.

›	Conflicts of interest—How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80% rule (the charter requires that the fair market value of the target is at least equal to 80% of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
60 of 121

2016 U.S. Summary Proxy Voting

›	Voting agreements—Are the sponsors entering into enter into any voting agreements/ tender offers with shareholders who are likely to vote against the proposed merger or exercise conversion rights?

›	Governance—What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

61 of 121

2016 U.S. Summary Proxy Voting

Spin-offs

General Recommendation: Vote case-by-case on spin-offs, considering:

›	Tax and regulatory advantages;

›	Planned use of the sale proceeds;

›	Valuation of spinoff;

›	Fairness opinion;

›	Benefits to the parent company;

›	Conflicts of interest;

›	Managerial incentives;

›	Corporate governance changes;

›	Changes in the capital structure.

Value Maximization Shareholder Proposals

General Recommendation: Vote case-by-case on shareholder proposals seeking to maximize shareholder value by:

›	Hiring a financial advisor to explore strategic alternatives;

›	Selling the company; or

›	Liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors:

›	Prolonged poor performance with no turnaround in sight;

›	Signs of entrenched board and management (such as the adoption of takeover defenses);

›	Strategic plan in place for improving value;

›	Likelihood of receiving reasonable value in a sale or dissolution; and

›	The company actively exploring its strategic options, including retaining a financial advisor.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

62 of 121

2016 U.S. Summary Proxy Voting

5.	COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;
5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on- Pay)

General Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Management Say-on-Pay—MSOP) if:

›	There is a significant misalignment between CEO pay and company performance (pay for performance);

›	The company maintains significant problematic pay practices;

›	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the Compensation Committee and potentially the full board if:

›	There is no MSOP on the ballot, and an against vote on an MSOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

›	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

›	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

›	The situation is egregious.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
63 of 121

2016 U.S. Summary Proxy Voting

Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 or Russell 3000E Indices9, this analysis considers the following:

1.	Peer Group10 Alignment:

›	The degree of alignment between the company's annualized TSR rank and the CEO's annualized total pay rank within a peer group, each measured over a three-year period.

›	The multiple of the CEO's total pay relative to the peer group median.

2.	Absolute Alignment11 – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

›	The ratio of performance- to time-based equity awards;

›	The overall ratio of performance-based compensation;

›	The completeness of disclosure and rigor of performance goals;

›	The company's peer group benchmarking practices;

›	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

›	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

›	Realizable pay12 compared to grant pay; and

›	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

›	Problematic practices related to non-performance-based compensation elements;

›	Incentives that may motivate excessive risk-taking; and

9 The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
64 of 121

2016 U.S. Summary Proxy Voting

10 The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company's selected peers' GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market cap bucket that is reflective of the company's. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.
11 Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.
12 ISS research reports include realizable pay for S&P1500 companies.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

65 of 121

2016 U.S. Summary Proxy Voting

›	Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS' Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

›	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

›	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

›	New or extended agreements that provide for:

›	CIC payments exceeding 3 times base salary and average/target/most recent bonus;

›	CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or "modified single" triggers);

›	CIC payments with excise tax gross-ups (including "modified" gross-ups);

›	Insufficient executive compensation disclosure by externally- managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI's executives is not possible.

Incentives that may Motivate Excessive Risk-Taking

›	Multi-year guaranteed bonuses;

›	A single or common performance metric used for short- and long-term plans;

›	Lucrative severance packages;

›	High pay opportunities relative to industry peers;

›	Disproportionate supplemental pensions; or

›	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined case-by-case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

›	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
66 of 121

2016 U.S. Summary Proxy Voting

›	Duration of options backdating;

›	Size of restatement due to options backdating;

›	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

›	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

67 of 121

2016 U.S. Summary Proxy Voting

Compensation Committee Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the b oard’s responsiveness to investor input and engagement on compensation issues:

›	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

›	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

›	The company’s response, including:

›	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

›	Specific actions taken to address the issues that contributed to the low level of support;

›	Other recent compensation actions taken by the company;

›	Whether the issues raised are recurring or isolated;

›	The company’s ownership structure; and

›	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

General Recommendation: Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

General Recommendation: Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Features that may result in an “against” recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

›	Single- or modified-single-trigger cash severance;

›	Single-trigger acceleration of unvested equity awards;

›	Excessive cash severance (>3x base salary and bonus);

›	Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);

›	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

› Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

›	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

68 of 121

2016 U.S. Summary Proxy Voting

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
69 of 121

2016 U.S. Summary Proxy Voting

Equity-Based and Other Incentive Plans

General Recommendation: Vote case-by-case on certain equity-based compensation plans 13 depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “equity plan scorecard” (EPSC) approach with three pillars :

›	Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

›	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

›	SVT based only on new shares requested plus shares remaining for future grants.

›	Plan Features:
›	Automatic single-triggered award vesting upon a change in control (CIC);

›	Discretionary vesting authority;

›	Liberal share recycling on various award types;

›	Lack of minimum vesting period for grants made under the plan.

›	Grant Practices:
›	The company’s three year burn rate relative to its industry/market cap peers;

›	Vesting requirements in most recent CEO equity grants (3-year look-back);

›	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

›	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;

›	Whether the company maintains a claw-back policy;

›	Whether the company has established post exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors apply:

›	Awards may vest in connection with a liberal change-of-control definition;

›	The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies -- or by not prohibiting it when the company has a history of repricing – for non-listed companies);

›	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances; or

›	Any other plan features are determined to have a significant negative impact on shareholder interests.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

70 of 121

2016 U.S. Summary Proxy Voting

Plan Cost

General Recommendation: Generally vote against equity plans if the cost is unreasonable. For non-employee director plans, vote for the plan if certain factors are met (see Director Compensation section).

13 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
71 of 121

2016 U.S. Summary Proxy Voting

Shareholder Value Transfer (SVT)

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised (using two measures, in the case of plans subject to the Equity Plan Scorecard evaluation, as noted above). All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.

Except for proposals subject to Equity Plan Scorecard evaluation, Shareholder Value Transfer is reasonable if it falls below a company-specific benchmark. The benchmark is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s benchmark. 14

Grant Practices

Three-Year Burn Rate

Burn rate benchmarks (utilized in Equity Plan Scorecard evaluations) are calculated as the greater of: (1) the mean (μ) plus one standard deviation (σ) of the company’s GICS group segmented by S&P 500, Russell 3000 index (less the S&P500) and non-Russell 3000 index; and (2) two percent of weighted common shares outstanding. In addition, year- over-year burn-rate benchmark changes will be limited to a maximum of two (2) percentage points plus or minus the prior year’s burn-rate benchmark.

14 For plans evaluated under the Equity Plan Scorecard policy, the company’s SVT benchmark is considered along with other factors.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
72 of 121

2016 U.S. Summary Proxy Voting

2016 Burn Rate Benchmarks

S&P500
GICS	Description	Mean	Standard Deviation	Industry Benchmark*
10	Energy	1.13%	0.55%	2.00%	*
15	Materials	1.16%	0.61%	2.00%	*
20	Industrials	1.36%	0.68%	2.04%
25	Consumer Discretionary	1.55%	0.79%	2.34%
30	Consumer Staples	1.37%	0.65%	2.03%
35	Health Care	1.98%	0.84%	2.82%
40	Financials	1.70%	1.25%	2.95%
45	Information Technology	3.35%	1.56%	4.91%
50	Telecommunication Services	0.85%	0.18%	2.00%	*
55	Utilities	0.78%	0.35%	2.00%	*

Russell 3000 (excluding the S&P500)
GICS	Description	Mean	Standard Deviation	Industry Benchmark*
1010	Energy	1.69%	1.43%	3.12%
1510	Materials	1.46%	1.08%	2.53%
2010	Capital Goods	1.85%	1.24%	3.10%
2020	Commercial & Professional Services	2.66%	1.62%	4.27%
2030	Transportation	1.76%	1.63%	3.39%
2510	Automobiles & Components	2.23%	1.24%	3.47%
2520	Consumer Durables & Apparel	2.18%	1.61%	3.80%
2530	Consumer Services	2.28%	1.57%	3.85%
2540	Media	2.35%	1.97%	4.32%
2550	Retailing	2.29%	1.91%	4.19%
3010, 3020, 3030	Consumer Staples	1.71%	1.56%	3.26%
3510	Health Care Equipment & Services	3.06%	2.08%	5.14%
3520	Pharmaceuticals & Biotechnology	3.71%	3.06%	6.77%
4010	Banks	1.64%	1.53%	3.17%
4020	Diversified Financials	3.39%	3.61%	6.99%
4030	Insurance	2.00%	1.77%	3.77%
4040	Real Estate	1.38%	1.29%	2.67%
4510	Software & Services	5.19%	3.55%	8.74%
4520	Technology Hardware & Equipment	3.76%	2.43%	6.19%
4530	Semiconductor Equipment	4.69%	2.32%	7.01%
5010	Telecommunication Services	3.20%	2.03%	5.22%
5510	Utilities	0.81%	0.80%	2.00%	*

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
73 of 121

2016 U.S. Summary Proxy Voting

Non-Russell 3000
GICS	Description	Mean	Standard Deviation	Industry Benchmark*
1010	Energy	2.55%	3.31%	5.86%
1510	Materials	2.78%	3.35%	6.13%
2010	Capital Goods	2.93%	3.49%	6.42%
2020	Commercial & Professional Services	3.17%	3.45%	6.62%
2030	Transportation	1.21%	1.67%	2.87%
2510	Automobiles & Components	2.99%	3.29%	6.21%	*
2520	Consumer Durables & Apparel	2.76%	2.58%	5.34%
2530	Consumer Services	2.04%	2.00%	4.04%
2540	Media	3.52%	2.60%	6.11%
2550	Retailing	2.98%	2.55%	5.53%
3010, 3020, 3030	Consumer Staples	2.60%	3.68%	6.28%
3510	Health Care Equipment & Services	4.40%	3.92%	8.32%
3520	Pharmaceuticals & Biotechnology	4.67%	3.80%	8.46%
4010	Banks	1.27%	1.97%	3.24%
4020	Diversified Financials	2.15%	3.98%	6.13%
4030	Insurance	1.33%	2.50%	3.83%
4040	Real Estate	1.36%	2.42%	3.78%
4510	Software & Services	4.59%	3.62%	8.22%
4520	Technology Hardware & Equipment	3.50%	2.91%	6.41%
4530	Semiconductor Equipment	4.08%	3.29%	7.37%
5010	Telecommunication Services	3.14%	3.56%	6.70%
5510	Utilities	1.63%	3.20%	4.83%

*The benchmark is generally the Mean + Standard Deviation, subject to minimum benchmark of 2%. In addition, year-over-year burn rate benchmark changes are limited to a maximum of two (2) percentage points plus or minus the prior year’s burn rate benchmark.

A premium (multiplier) is applied on full value awards for the past three fiscal years. The guideline for applying the premium is as follows:

Stock Price Volatility	Multiplier
54.6% and higher	1 full-value award will count as 1.5 option shares
36.1% or higher and less than 54.6%	1 full-value award will count as 2.0 option shares
24.9% or higher and less than 36.1%	1 full-value award will count as 2.5 option shares
16.5% or higher and less than 24.9%	1 full-value award will count as 3.0 option shares
7.9% or higher and less than 16.5%	1 full-value award will count as 3.5 option shares
Less than 7.9%	1 full-value award will count as 4.0 option shares

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
74 of 121

2016 U.S. Summary Proxy Voting

Egregious Factors

Liberal Change in Control Definition

Generally vote against equity plans if the plan has a liberal definition of change in control and the equity awards could vest upon such liberal definition of change-in-control, even though an actual change in control may not occur.

Examples of such a definition include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.

Repricing Provisions

Vote against plans that expressly permit the repricing or exchange of underwater stock options/stock appreciate rights (SARs) without prior shareholder approval. “Repricing” includes the ability to do any of the following:

›	Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or SARs;

›	Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs.

Also, vote against or withhold from members of the Compensation Committee who approved and/or implemented a repricing or an option/SAR exchange program, by buying out underwater options/SARs for stock, cash or other consideration or canceling underwater options/SARs and regranting options/SARs with a lower exercise price, without prior shareholder approval, even if such repricings are allowed in their equity plan.

Vote against plans if the company has a history of repricing without shareholder approval, and the applicable listing standards would not preclude them from doing so.

Problematic Pay Practices or Significant Pay-for-Performance Disconnect

If the equity plan on the ballot is a vehicle for problematic pay practices, vote against the plan.

If a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, and there is an equity plan on the ballot with the CEO as one of the participants, ISS may recommend a vote against the equity plan. Considerations in voting against the equity plan may include, but are not limited to:

›	Magnitude of pay misalignment;

›	Contribution of non–performance-based equity grants to overall pay; and

›	The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer level.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
75 of 121

2016 U.S. Summary Proxy Voting

Specific Treatment of Certain Award Types in Equity Plan Evaluations

Dividend Equivalent Rights

Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
76 of 121

2016 U.S. Summary Proxy Voting

Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)

For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

Other Compensation Plans

401(k) Employee Benefit Plans

General Recommendation: Vote for proposals to implement a 401(k) savings plan for employees.

Employee Stock Ownership Plans (ESOPs)

General Recommendation: Vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

Employee Stock Purchase Plans—Qualified Plans

General Recommendation: Vote case-by-case on qualified employee stock purchase plans. Vote for employee stock purchase plans where all of the following apply:

›	Purchase price is at least 85 percent of fair market value;

›	Offering period is 27 months or less; and

›	The number of shares allocated to the plan is 10 percent or less of the outstanding shares. Vote against qualified employee stock purchase plans where any of the following apply:

›	Purchase price is less than 85 percent of fair market value; or

›	Offering period is greater than 27 months; or

›	The number of shares allocated to the plan is more than ten percent of the outstanding shares.

Employee Stock Purchase Plans—Non-Qualified Plans

General Recommendation: Vote case-by-case on nonqualified employee stock purchase plans. Vote for nonqualified employee stock purchase plans with all the following features:

›	Broad-based participation ( i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

›	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

›	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value; and

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
77 of 121

2016 U.S. Summary Proxy Voting

›	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote against nonqualified employee stock purchase plans when the plan features do not meet all of the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
78 of 121

2016 U.S. Summary Proxy Voting

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

General Recommendation: Generally vote for proposals to approve or amend executive incentive plans if the proposal:

›	Is only to address administrative features;

›	Places a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m);

›	Adds performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate; or

›	Covers cash or cash and stock plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Vote against such proposals if:

›	The compensation committee does not fully consist of independent outsiders, per ISS’ Categorization of Directors; or

›	The plan or proposal contains excessive problematic provisions. Vote case-by-case on such proposals if:

›	In addition to seeking 162(m) tax treatment, the amendment may cause the transfer of additional shareholder value to employees (e.g., by requesting additional shares, extending the option term, or expanding the pool of plan participants). Evaluate the Shareholder Value Transfer in comparison with the company’s allowable cap; or

›	A company is presenting the plan to shareholders for Section 162(m) favorable tax treatment for the first time after the company’s initial public offering (IPO). Perform a full standard as applicable.

Option Exchange Programs/Repricing Options

General Recommendation: Vote case-by-case on management proposals seeking approval to exchange/reprice options taking into consideration:

›	Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the- money” over the near term;

›	Rationale for the re-pricing--was the stock price decline beyond management’s control?;

›	Is this a value-for-value exchange?;

›	Are surrendered stock options added back to the plan reserve?;

›	Option vesting--does the new option vest immediately or is there a black-out period?;

›	Term of the option--the term should remain the same as that of the replaced option;

›	Exercise price--should be set at fair market or a premium to market;

›	Participants--executive officers and directors should be excluded.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
79 of 121

2016 U.S. Summary Proxy Voting

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential against vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
80 of 121

2016 U.S. Summary Proxy Voting

Vote for shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash

General Recommendation: Vote case-by-case on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.

Vote for non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Vote case-by-case on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation.

Transfer Stock Option (TSO) Programs

General Recommendation: One-time Transfers: Vote against or withhold from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote case-by-case on one-time transfers. Vote for if:

›	Executive officers and non-employee directors are excluded from participating;

›	Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models; and

›	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management's control. A review of the company's historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.

Ongoing TSO program: Vote against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

›	Eligibility;

›	Vesting;

›	Bid-price;

›	Term of options;

›	Cost of the program and impact of the TSOs on company’s total option expense; and

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
81 of 121

2016 U.S. Summary Proxy Voting

›	Option repricing policy.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

82 of 121

2016 U.S. Summary Proxy Voting

Director Compensation

Equity Plans for Non-Employee Directors

General Recommendation: Vote case-by-case on compensation plans for non-employee directors, based on:

›	The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;

›	The company’s three year burn rate relative to its industry/market cap peers; and

›	Certain plan features.

On occasion, director stock plans that set aside a relatively small number of shares will exceed the plan cost or burn rate benchmark when combined with employee or executive stock compensation plans. In such cases, vote for the plan if all of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

›	Director stock ownership guidelines with a minimum of three times the annual cash retainer;

›	Vesting schedule or mandatory holding/deferral period:

›	A minimum vesting of three years for stock options or restricted stock; or

›	Deferred stock payable at the end of a three-year deferral period.

›	Mix between cash and equity:

›	A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or

›	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

›	No retirement benefits, or perquisites provided to non-employee directors; and

›	Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non- employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

Non-Employee Director Retirement Plans

General Recommendation: Vote against retirement plans for non-employee directors. Vote for shareholder proposals to eliminate retirement plans for non-employee directors.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
83 of 121

2016 U.S. Summary Proxy Voting

Shareholder Proposals on Compensation

Adopt Anti-Hedging/Pledging/Speculative Investments Policy

General Recommendation: Generally vote for proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
84 of 121

2016 U.S. Summary Proxy Voting

Bonus Banking/Bonus Banking “Plus”

General Recommendation: Vote case-by-case on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees), taking into account the following factors:

›	The company’s past practices regarding equity and cash compensation;

›	Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and

›	Whether the company has a rigorous claw-back policy in place.

Compensation Consultants—Disclosure of Board or Company’s Utilization

General Recommendation: Generally vote for shareholder proposals seeking disclosure regarding the Company, Board, or Compensation Committee’s use of compensation consultants, such as company name, business relationship(s), and fees paid.

Disclosure/Setting Levels or Types of Compensation for Executives and Directors

General Recommendation: Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote against shareholder proposals seeking to eliminate stock options or any other equity grants to employees or directors.

Vote against shareholder proposals requiring director fees be paid in stock only.

Generally vote against shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Vote case-by-case on all other shareholder proposals regarding executive and director pay, taking into account relevant factors, including but not limited to: company performance, pay level and design versus peers, history of compensation concerns or pay-for-performance disconnect, and/or the scope and prescriptive nature of the proposal.

Golden Coffins/Executive Death Benefits

General Recommendation: Generally vote for proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

85 of 121

2016 U.S. Summary Proxy Voting

Hold Equity Past Retirement or for a Significant Period of Time

General Recommendation: Vote case-by-case on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain a portion of net shares acquired through compensation plans. The following factors will be taken into account:

›	The percentage/ratio of net shares required to be retained;

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

86 of 121

2016 U.S. Summary Proxy Voting

›	The time period required to retain the shares;

›	Whether the company has equity retention, holding period, and/or stock ownership requirements in place and the robustness of such requirements;

›	Whether the company has any other policies aimed at mitigating risk taking by executives;

›	Executives' actual stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s existing requirements; and

›	Problematic pay practices, current and past, which may demonstrate a short-term versus long-term focus.

Non-Deductible Compensation

General Recommendation: Generally vote for proposals seeking disclosure of the extent to which the company paid non-deductible compensation to senior executives due to Internal Revenue Code Section 162(m), while considering the company’s existing disclosure practices.

Pay Disparity

General Recommendation: Vote case-by-case on proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The following factors will be considered:

›	The company’s current level of disclosure of its executive compensation setting process, including how the company considers pay disparity;

›	If any problematic pay practices or pay-for-performance concerns have been identified at the company; and

›	The level of shareholder support for the company's pay programs.

Generally vote against proposals calling for the company to use the pay disparity analysis or pay ratio in a specific way to set or limit executive pay.

Pay for Performance/Performance-Based Awards

General Recommendation: Vote case-by-case on shareholder proposals requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

›	First, vote for shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
87 of 121

2016 U.S. Summary Proxy Voting

›	Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance- based program is too low based on the company’s historical or peer group comparison, generally vote for the proposal. Furthermore, if target performance results in an above target payout, vote for the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance- based equity program, vote for the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote for the shareholder proposal if the company does not meet both of the above two steps.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
88 of 121

2016 U.S. Summary Proxy Voting

Pay for Superior Performance

General Recommendation: Vote case-by-case on shareholder proposals that request the board establish a pay-for- superior performance standard in the company's executive compensation plan for senior executives. These proposals generally include the following principles:

›	Set compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;

›	Deliver a majority of the plan’s target long-term compensation through performance-vested, not simply time- vested, equity awards;

›	Provide the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

›	Establish performance targets for each plan financial metric relative to the performance of the company’s peer companies;

›	Limit payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

›	What aspects of the company’s annual and long-term equity incentive programs are performance driven?

›	If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

›	Can shareholders assess the correlation between pay and performance based on the current disclosure?

›	What type of industry and stage of business cycle does the company belong to?

Pre-Arranged Trading Plans (10b5-1 Plans)

General Recommendation: Generally vote for shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

›	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;

›	Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;

›	Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;

›	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;

›	An executive may not trade in company stock outside the 10b5-1 Plan.

›	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

89 of 121

2016 U.S. Summary Proxy Voting

Prohibit CEOs from Serving on Com pensation Committees

General Recommendation: Generally vote against proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.

Recoupment of Incentive or Stock Compensation in Specified Circumstances

General Recommendation: Vote case-by-case on proposals to recoup incentive cash or stock compensation made to senior executives if it is later determined that the figures upon which incentive compensation is earned turn out to have been in error, or if the senior executive has breached company policy or has engaged in misconduct that may be significantly detrimental to the company’s financial position or reputation, or if the senior executive failed to manage or monitor risks that subsequently led to significant financial or reputational harm to the company. Many companies have adopted policies that permit recoupment in cases where an executive’s fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. However, such policies may be narrow given that not all misconduct or negligence may result in significant financial restatements. Misconduct, negligence or lack of sufficient oversight by senior executives may lead to significant financial loss or reputational damage that may have long-lasting impact.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

90 of 121

2016 U.S. Summary Proxy Voting

In considering whether to support such shareholder proposals, ISS will take into consideration the following factors:

›	If the company has adopted a formal recoupment policy;

›	The rigor of the recoupment policy focusing on how and under what circumstances the company may recoup incentive or stock compensation;

›	Whether the company has chronic restatement history or material financial problems;

›	Whether the company’s policy substantially addresses the concerns raised by the proponent;

›	Disclosure of recoupment of incentive or stock compensation from senior executives or lack thereof; or

›	Any other relevant factors.

Severance Agreements for Executives/Golden Parachutes

General Recommendation: Vote for shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote case-by-case on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

›	The triggering mechanism should be beyond the control of management;

›	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs);

›	Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Share Buyback Holding Periods

General Recommendation: Generally vote against shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote for the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
91 of 121

2016 U.S. Summary Proxy Voting

Supplemental Executive Retirement Plans (SERPs)

General Recommendation: Generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote for shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
92 of 121

2016 U.S. Summary Proxy Voting

Tax Gross-Up Proposals

General Recommendation: Generally vote for proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity

General Recommendation: Vote case-by-case on shareholder proposals seeking a policy requiring termination of employment prior to severance payment and/or eliminating accelerated vesting of unvested equity.

The following factors will be considered:

›
The company's current treatment of equity upon employment termination and/or in change-in-control situations (i.e. vesting is double triggered and/or pro rata, does it allow for the assumption of equity by acquiring company, the treatment of performance shares, etc.);

›	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

Generally vote for proposals seeking a policy that prohibits automatic acceleration of the vesting of equity awards to senior executives upon a voluntary termination of employment or in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
93 of 121

2016 U.S. Summary Proxy Voting

6.	SOCIAL/ENVIRONMENTAL ISSUES

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

General Recommendation: Generally vote case-by-case, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

›	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

›	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

›	Whether the proposal's request is unduly burdensome (scope or timeframe) or overly prescriptive;

›	The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

›	If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

›	If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Endorsement of Principles

General Recommendation: Generally vote against proposals seeking a company's endorsement of principles that support a particular public policy position. Endorsing a set of principles may require a company to take a stand on an issue that is beyond its own control and may limit its flexibility with respect to future developments. Management and the board should be afforded the flexibility to make decisions on specific public policy positions based on their own assessment of the most beneficial strategies for the company.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

94 of 121

2016 U.S. Summary Proxy Voting

Animal Welfare

Animal Welfare Policies

General Recommendation: Generally vote for proposals seeking a report on a company’s animal welfare standards, or animal welfare-related risks, unless:

›	The company has already published a set of animal welfare standards and monitors compliance;

›	The company’s standards are comparable to industry peers; and

›	There are no recent significant fines, litigation, or controversies related to the company’s and/or its suppliers' treatment of animals.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
95 of 121

2016 U.S. Summary Proxy Voting

Animal Testing

General Recommendation: Generally vote against proposals to phase out the use of animals in product testing, unless:

›	The company is conducting animal testing programs that are unnecessary or not required by regulation;

›	The company is conducting animal testing when suitable alternatives are commonly accepted and used by industry peers; or

›	There are recent, significant fines or litigation related to the company’s treatment of animals.

Animal Slaughter

General Recommendation: Generally vote against proposals requesting the implementation of Controlled Atmosphere Killing (CAK) methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.

Vote case-by-case on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.

Consumer Issues

Genetically Modified Ingredients

General Recommendation: Generally vote against proposals requesting that a company voluntarily label genetically engineered (GE) ingredients in its products. The labeling of products with GE ingredients is best left to the appropriate regulatory authorities.

Vote case-by-case on proposals asking for a report on the feasibility of labeling products containing GE ingredients, taking into account:

›	The potential impact of such labeling on the company's business;

›	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

›	Company’s current disclosure on the feasibility of GE product labeling.

Generally vote against proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote against proposals to eliminate GE ingredients from the company's products, or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such decisions are more appropriately made by management with consideration of current regulations.

Reports on Potentially Controversial Business/Financial Practices

General Recommendation: Vote case-by-case on requests for reports on a company’s potentially controversial business or financial practices or products, taking into account:

›	Whether the company has adequately disclosed mechanisms in place to prevent abuses;

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

96 of 121

2016 U.S. Summary Proxy Voting

›	Whether the company has adequately disclosed the financial risks of the products/practices in question;

›	Whether the company has been subject to violations of related laws or serious controversies; and

›	Peer companies’ policies/practices in this area.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

97 of 121

2016 U.S. Summary Proxy Voting

Pharmaceutical Pricing, Access to Medicines, and Prescription Drug Reimportation

General Recommendation: Generally vote against proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing practices.

Vote case-by-case on proposals requesting that a company report on its product pricing or access to medicine policies, considering:

›	The potential for reputational, market, and regulatory risk exposure;

›	Existing disclosure of relevant policies;

›	Deviation from established industry norms;

›	Relevant company initiatives to provide research and/or products to disadvantaged consumers;

›	Whether the proposal focuses on specific products or geographic regions;

›	The potential burden and scope of the requested report;

›	Recent significant controversies, litigation, or fines at the company.

Generally vote for proposals requesting that a company report on the financial and legal impact of its prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote against proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Product Safety and Toxic/Hazardous Materials

General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless:

›	The company already discloses similar information through existing reports such as a supplier code of conduct and/or a sustainability report;

›	The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and

›	The company has not been recently involved in relevant significant controversies, fines, or litigation.

Vote case-by-case on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering:

›	The company’s current level of disclosure regarding its product safety policies, initiatives and oversight mechanisms;

›	Current regulations in the markets in which the company operates; and

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
98 of 121

2016 U.S. Summary Proxy Voting

›	Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company. Generally vote against resolutions requiring that a company reformulate its products.

Tobacco-Related Proposals

General Recommendation: Vote case-by-case on resolutions regarding the advertisement of tobacco products, considering:

›	Recent related fines, controversies, or significant litigation;

›	Whether the company complies with relevant laws and regulations on the marketing of tobacco;

›	Whether the company’s advertising restrictions deviate from those of industry peers;

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
99 of 121

2016 U.S. Summary Proxy Voting

›	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth; and

›	Whether restrictions on marketing to youth extend to foreign countries. Vote case-by-case on proposals regarding second-hand smoke, considering;

›	Whether the company complies with all laws and regulations;

›	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness; and

›	The risk of any health-related liabilities.

Generally vote against resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.

Generally vote against proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.

Climate Change

Climate Change/Greenhouse Gas (GHG) Emissions

General Recommendation: Generally vote for resolutions requesting that a company disclose information on the risks related to climate change on its operations and investments, such as financial, physical, or regulatory risks, considering:

›
Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

›	The company’s level of disclosure is at least comparable to that of industry peers; and

›	There are no significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

›	The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

›	The company's level of disclosure is comparable to that of industry peers; and

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
100 of 121

2016 U.S. Summary Proxy Voting

›	There are no significant, controversies , fines, penalties, or litigation associated with the company's GHG emissions.

Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:
›		Whether the company provides disclosure of year-over-year GHG emissions performance data;

›		Whether company disclosure lags behind industry peers;

›		The company's actual GHG emissions performance;

›		The company's current GHG emission policies, oversight mechanisms, and related initiatives; and

	›	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
101 of 121

2016 U.S. Summary Proxy Voting

Energy Efficiency

General Recommendation: Generally vote for proposals requesting that a company report on its energy efficiency policies, unless:

›
The company complies with applicable energy efficiency regulations and laws, and discloses its participation in energy efficiency policies and programs, including disclosure of benchmark data, targets, and performance measures; or

›	The proponent requests adoption of specific energy efficiency goals within specific timelines.

Renewable Energy

General Recommendation: Generally vote for requests for reports on the feasibility of developing renewable energy resources unless the report would be duplicative of existing disclosure or irrelevant to the company’s line of business.

Generally vote against proposals requesting that the company invest in renewable energy resources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.
Generally vote against proposals that call for the adoption of renewable energy goals, taking into account:
›	The scope and structure of the proposal;

›	The company's current level of disclosure on renewable energy use and GHG emissions; and

›	The company's disclosure of policies, practices, and oversight implemented to manage GHG emissions and mitigate climate change risks.

Diversity

Board Diversity

General Recommendation: Generally vote for requests for reports on a company's efforts to diversify the board, unless:

›	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

›	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:

›	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;

›	The level of gender and racial minority representation that exists at the company’s industry peers;

›	The company’s established process for addressing gender and racial minority board representation;

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
102 of 121

2016 U.S. Summary Proxy Voting

›	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

›	The independence of the company’s nominating committee;

›	Whether the company uses an outside search firm to identify potential director nominees; and

›	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
103 of 121

2016 U.S. Summary Proxy Voting

Equality of Opportunity

General Recommendation: Generally vote for proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data, unless:

›	The company publicly discloses equal opportunity policies and initiatives in a comprehensive manner;

›	The company already publicly discloses comprehensive workforce diversity data; and

›	The company has no recent significant EEO-related violations or litigation.

Generally vote against proposals seeking information on the diversity efforts of suppliers and service providers. Such requests may pose a significant burden on the company.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

General Recommendation: Generally vote for proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would be unduly burdensome.

Generally vote against proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Environment and Sustainability

Facility and Workplace Safety

General Recommendation: Vote case-by-case on requests for workplace safety reports, including reports on accident risk reduction efforts, taking into account:

	›	The company’s current level of disclosure of its workplace health and safety performance data, health and safety management policies, initiatives, and oversight mechanisms;

	›	The nature of the company’s business, specifically regarding company and employee exposure to health and safety risks;

›		Recent significant controversies, fines, or violations related to workplace health and safety; and

›		The company's workplace health and safety performance relative to industry peers.

Vote case-by-case on resolutions requesting that a company report on safety and/or security risks associated with its operations and/or facilities, considering:

›		The company’s compliance with applicable regulations and guidelines;

	›	The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and

	›	The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
104 of 121

2016 U.S. Summary Proxy Voting

General Environmental Proposals and Community Impact Assessments

General Recommendation: Vote case-by-case on requests for reports on policies and/or the potential (community) social and/or environmental impact of company operations, considering:

›		Current disclosure of applicable policies and risk assessment report(s) and risk management procedures;

›
The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
105 of 121

2016 U.S. Summary Proxy Voting

›	The nature, purpose, and scope of the company’s operations in the specific region(s);

›	The degree to which company policies and procedures are consistent with industry norms; and

›	The scope of the resolution.

Hydraulic Fracturing

General Recommendation: Generally vote for proposals requesting greater disclosure of a company's (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations, considering:

›	The company's current level of disclosure of relevant policies and oversight mechanisms;

›	The company's current level of such disclosure relative to its industry peers;

›	Potential relevant local, state, or national regulatory developments; and

›	Controversies, fines, or litigation related to the company's hydraulic fracturing operations.

Operations in Protected Areas

General Recommendation: Generally vote for requests for reports on potential environmental damage as a result of company operations in protected regions, unless:

›		Operations in the specified regions are not permitted by current laws or regulations;

›		The company does not currently have operations or plans to develop operations in these protected regions; or

	›	The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.

Recycling

General Recommendation: Vote case-by-case on proposals to report on an existing recycling program, or adopt a new recycling program, taking into account:

›	The nature of the company’s business;

›	The current level of disclosure of the company's existing related programs;

›	The timetable and methods of program implementation prescribed by the proposal;

›	The company’s ability to address the issues raised in the proposal; and

›	How the company's recycling programs compare to similar programs of its industry peers.

Sustainability Reporting

General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

›
The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
106 of 121

2016 U.S. Summary Proxy Voting

›	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

Water Issues

General Recommendation: Vote case-by-case on proposals requesting a company report on, or adopt a new policy on, water-related risks and concerns, taking into account:

›		The company's current disclosure of relevant policies, initiatives, oversight mechanisms, and water usage metrics;

	›	Whether or not the company's existing water-related policies and practices are consistent with relevant internationally recognized standards and national/local regulations;

›		The potential financial impact or risk to the company associated with water-related concerns or issues; and

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
107 of 121

2016 U.S. Summary Proxy Voting

›	Recent, significant company controversies, fines, or litigation regarding water use by the company and its suppliers.

General Corporate Issues

Charitable Contributions

General Recommendation: Vote against proposals restricting a company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.

Data Security, Privacy, and Internet Issues

General Recommendation: Vote case-by-case on proposals requesting the disclosure or implementation of data security, privacy, or information access and management policies and procedures, considering:

›	The level of disclosure of company policies and procedures relating to data security, privacy, freedom of speech, information access and management, and Internet censorship;

›	Engagement in dialogue with governments or relevant groups with respect to data security, privacy, or the free flow of information on the Internet;

›	The scope of business involvement and of investment in countries whose governments censor or monitor the Internet and other telecommunications;

›	Applicable market-specific laws or regulations that may be imposed on the company; and

›	Controversies, fines, or litigation related to data security, privacy, freedom of speech, or Internet censorship.

Environmental, Social, and Governance (ESG) Compensation-Related Proposals

General Recommendation: Vote case-by-case on proposals to link, or report on linking, executive compensation to sustainability (environmental and social) criteria, considering:

›	The scope and prescriptive nature of the proposal;

›	Whether the company has significant and/or persistent controversies or regulatory violations regarding social and/or environmental issues;

›	Whether the company has management systems and oversight mechanisms in place regarding its social and environmental performance;

›	The degree to which industry peers have incorporated similar non-financial performance criteria in their executive compensation practices; and

›	The company's current level of disclosure regarding its environmental and social performance.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
108 of 121

2016 U.S. Summary Proxy Voting

Human Rights, Labor Issues, and International Operations

Human Rights Proposals

General Recommendation: Generally vote for proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote case-by-case on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
109 of 121

2016 U.S. Summary Proxy Voting

›	The degree to which existing relevant policies and practices are disclosed;

›	Whether or not existing relevant policies are consistent with internationally recognized standards;

›	Whether company facilities and those of its suppliers are monitored and how;

›	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

›	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

›	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

›	The scope of the request; and

›	Deviation from industry sector peer company standards and practices.

Vote case-by-case on proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process, considering:

›	The degree to which existing relevant policies and practices are disclosed, including information on the implementation of these policies and any related oversight mechanisms;

›	The company’s industry and whether the company or its suppliers operate in countries or areas where there is a history of human rights concerns;

›	Recent, significant controversies, fines, or litigation regarding human rights involving the company or its suppliers, and whether the company has taken remedial steps; and

›	Whether the proposal is unduly burdensome or overly prescriptive.

Operations in High Risk Markets

General Recommendation: Vote case-by-case on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:

›	The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;

›	Current disclosure of applicable risk assessment(s) and risk management procedures;

›	Compliance with U.S. sanctions and laws;

›	Consideration of other international policies, standards, and laws; and

›	Whether the company has been recently involved in recent, significant controversies, fines or litigation related to its operations in "high-risk" markets.

Outsourcing/Offshoring

General Recommendation: Vote case-by-case on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:

›	Controversies surrounding operations in the relevant market(s);

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
110 of 121

2016 U.S. Summary Proxy Voting

›	The value of the requested report to shareholders;

›	The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and

›	The company’s existing human rights standards relative to industry peers.

Weapons and Military Sales

General Recommendation: Vote against reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
111 of 121

2016 U.S. Summary Proxy Voting

Generally vote against proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Political Activities

Lobbying

General Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

›	The company’s current disclosure of relevant lobbying policies, and management and board oversight;

›	The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and

›	Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

Political Contributions

General Recommendation: Generally vote for proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities, considering:

›	The company's policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;

›	The company's disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and

›	Recent significant controversies, fines, or litigation related to the company's political contributions or political activities.

Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Political Ties

General Recommendation: Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:

›	There are no recent, significant controversies, fines, or litigation regarding the company’s political contributions or trade association spending; and

›	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
112 of 121

2016 U.S. Summary Proxy Voting

Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
113 of 121

2016 U.S. Summary Proxy Voting

7.	MUTUAL FUND PROXIES
Election of Directors

Gener al Recommendation:   Vote case-by-case on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

General Recommendation: Vote case-by-case on conversion proposals, considering the following factors:

›	Past performance as a closed-end fund;

›	Market in which the fund invests;

›	Measures taken by the board to address the discount; and

›	Past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

General Recommendation: Vote case-by-case on proxy contests, considering the following factors:

›	Past performance relative to its peers;

›	Market in which fund invests;

›	Measures taken by the board to address the issues;

›	Past shareholder activism, board activity, and votes on related proposals;

›	Strategy of the incumbents versus the dissidents;

›	Independence of directors;

›	Experience and skills of director candidates;

›	Governance profile of the company;

›	Evidence of management entrenchment.

Investment Advisory Agreements

General Recommendation: Vote case-by-case on investment advisory agreements, considering the following factors:

›	Proposed and current fee schedules;

›	Fund category/investment objective;

›	Performance benchmarks;

›	Share price performance as compared with peers;

›	Resulting fees relative to peers;

›	Assignments (where the advisor undergoes a change of control).

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
114 of 121

2016 U.S. Summary Proxy Voting

Approving New Classes or Series of Shares

General Recommendation: Vote for the establishment of new classes or series of shares.

Preferred Stock Proposals

General Recommendation: Vote case-by-case on the authorization for or increase in preferred shares, considering the following factors:

›	Stated specific financing purpose;

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
115 of 121

2016 U.S. Summary Proxy Voting

›	Possible dilution for common shares;

›	Whether the shares can be used for antitakeover purposes.

1940 Act Policies

General Recommendation: Vote case-by-case on policies under the Investment Advisor Act of 1940, considering the following factors:

›	Potential competitiveness;

›	Regulatory developments;

›	Current and potential returns; and

›	Current and potential risk.

Generally vote for these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Changing a Fundamental Restriction to a Nonfundamental Restriction

General Recommendation: Vote case-by-case on proposals to change a fundamental restriction to a non- fundamental restriction, considering the following factors:

›	The fund's target investments;

›	The reasons given by the fund for the change; and

›	The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental

General Recommendation: Vote against proposals to change a fund’s fundamental investment objective to non- fundamental.

Name Change Proposals

General Recommendation: Vote case-by-case on name change proposals, considering the following factors:

›	Political/economic changes in the target market;

›	Consolidation in the target market; and

›	Current asset composition.

Change in Fund's Subclassification

General Recommendation: Vote case-by-case on changes in a fund's sub-classification, considering the following factors:

›	Potential competitiveness;

›	Current and potential returns;

›	Risk of concentration;

›	Consolidation in target industry.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
116 of 121

2016 U.S. Summary Proxy Voting

Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset Value

General Recommendation: Vote for proposals authorizing the board to issue shares below Net Asset Value (NAV) if:

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
117 of 121

2016 U.S. Summary Proxy Voting

›	The proposal to allow share issuances below NAV has an expiration date no more than one year from the date shareholders approve the underlying proposal, as required under the Investment Company Act of 1940;

›	The sale is deemed to be in the best interests of shareholders by (1) a majority of the company's independent directors and (2) a majority of the company's directors who have no financial interest in the issuance; and

›	The company has demonstrated responsible past use of share issuances by either:

›	Outperforming peers in its 8-digit GICS group as measured by one- and three-year median TSRs; or

›	Providing disclosure that its past share issuances were priced at levels that resulted in only small or moderate discounts to NAV and economic dilution to existing non-participating shareholders.

Disposition of Assets/Termination/Liquidation

General Recommendation: Vote case-by-case on proposals to dispose of assets, to terminate or liquidate, considering the following factors:

›	Strategies employed to salvage the company;

›	The fund’s past performance;

›	The terms of the liquidation.

Changes to the Charter Document

General Recommendation: Vote case-by-case on changes to the charter document, considering the following factors:

›	The degree of change implied by the proposal;

›	The efficiencies that could result;

›	The state of incorporation;

›	Regulatory standards and implications. Vote against any of the following changes:

›	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;

›	Removal of shareholder approval requirement for amendments to the new declaration of trust;

›	Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

›	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares;

›	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;

›	Removal of shareholder approval requirement to change the domicile of the fund.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
118 of 121

2016 U.S. Summary Proxy Voting

Changing the Domicile of a Fund

General Recommendation: Vote case-by-case on re-incorporations, considering the following factors:

›	Regulations of both states;

›	Required fundamental policies of both states;

›	The increased flexibility available.

Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval

General Recommendation: Vote against proposals authorizing the board to hire or terminate subadvisers without shareholder approval if the investment adviser currently employs only one subadviser.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
119 of 121

2016 U.S. Summary Proxy Voting

Distribution Agreements
General Recommendation: Vote case-by-case on distribution agreement proposals, considering the following factors:

›	Fees charged to comparably sized funds with similar objectives;

›	The proposed distributor’s reputation and past performance;

›	The competitiveness of the fund in the industry;

›	The terms of the agreement.

Master-Feeder Structure

General Recommendation: Vote for the establishment of a master-feeder structure.

Mergers

General Recommendation: Vote case-by-case on merger proposals, considering the following factors:

›	Resulting fee structure;

›	Performance of both funds;

›	Continuity of management personnel;

›	Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals for Mutual Funds

Establish Director Ownership Requirement

General Recommendation: Generally vote against shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

General Recommendation: Vote case-by-case on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote for the reimbursement of the proxy solicitation expenses.

Terminate the Investment Advisor

General Recommendation: Vote case-by-case on proposals to terminate the investment advisor, considering the following factors:

›	Performance of the fund’s Net Asset Value (NAV);

›	The fund ’s history of shareholder relations;

›	The performance of other funds under the advisor’s management.

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services
120 of 121

2016 U.S. Summary Proxy Voting

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “ Information ” ) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

The Global Leader In Corporate Governance

www.issgovernance.com

Enabling the financial community to manage governance risk for the benefit of shareholders.
© 2016 ISS | Institutional Shareholder Services

121 of 121

KINETICS MUTUAL FUNDS, INC.
PART C
OTHER INFORMATION

ITEM 28.	EXHIBITS

(a)	Articles of Incorporation

	(1)	Articles of Amendment and Restatement.[1]

	(2)	Articles of Amendment to Articles of Amendment and Restatement.[2]

	(3)	Articles of Amendment to Articles of Amendment and Restatement[10]

	(4)	Articles Supplementary.[2]

	(5)	Articles Supplementary.[4]

	(6)	Articles Supplementary.[6]

	(7)	Articles Supplementary.[10]

	(8)	Articles Supplementary.[12]

(b)		Amended and Restated By-laws.[1]

(c)		Instruments Defining Rights of Security Holders. Incorporated by reference to Articles of Incorporation and Bylaws.

(d)	Investment Advisory Agreements.

(1)
Investment Advisory Agreements between Kinetics Portfolios Trust and Kinetics Asset Management LLC (formerly known as Kinetics Asset Management, Inc.) (Internet, Global, Paradigm, Medical and Small Cap Opportunities Portfolios) incorporated by reference to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on May 1, 2000.

(1)(i)
Addendums to Investment Advisory Agreements between Kinetics Portfolios Trust and Kinetics Asset Management LLC (formerly known as Kinetics Asset Management, Inc.) (Internet, Global, Paradigm, Medical and Small Cap Opportunities Portfolios) incorporated by reference to Amendment No. 5 to Registration Statement for Kinetics Portfolios Trust (File No. 811‑09923) filed on May 1, 2002.

(2)
Investment Advisory Agreement between Kinetics Portfolios Trust and Kinetics Asset Management LLC (formerly known as Kinetics Asset Management, Inc.) (Market Opportunities Portfolio) incorporated by reference to Amendment No. 13 to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on May 1, 2006.

(3)
Investment Advisory Agreement between Kinetics Portfolios Trust and Kinetics Asset Management LLC (formerly known as Kinetics Asset Management, Inc.) (Water Infrastructure Portfolio) incorporated by reference to Amendment No. 16 to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on June 29, 2007.

(4)
Investment Advisory Agreement between Kinetics Portfolios Trust and Kinetics Asset Management LLC (formerly known as Kinetics Asset Management, Inc.) (Multi-Disciplinary Portfolio) incorporated by reference to Amendment No. 17 to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on February 8, 2008.

(e)	Underwriting Contracts

	(1)	Distribution Agreement between Kinetics Mutual Funds, Inc. and Kinetics Funds Distributor, LLC dated September 15, 2000.[2]

	(1)(i)	Schedule A dated December 18, 2009 to the Distribution Agreement between Kinetics Mutual Funds, Inc. and Kinetics Funds Distributor, LLC[13]

	(2)	Sub-Distribution Agreement between Kinetics Mutual Funds, Inc., Kinetics Funds Distributor, LLC and Quasar Distributors, LLC dated September 20, 2000.[2]

	(2)(i)	Fourth Amendment dated December 18, 2009 to the Sub-Distribution Agreement between Kinetics Mutual Funds, Inc., Kinetics Funds Distributor, LLC and Quasar Distributors, LLC dated September 20, 2000[12]

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements

	(1)	Custody Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bank N.A. dated June 26, 2006.[7]

	(1)(i)	Fourth Amendment dated December 18, 2009 to Custody Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bank N.A. dated June 26, 2006.[12]

(h)	Other Material Contracts

	(1)	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated January 1, 2002.[7]

	(1)(i)	Seventh Amendment dated December 18, 2009 to Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated January 1, 2002.[12]

	(2)	Fund Accounting Servicing Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC dated December 15, 2005.[4]

	(2)(i)	Fifth Amendment dated December 18, 2009 to Fund Accounting Servicing Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC dated December 15, 2005.[12]

	(3)	Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated December 18, 2009.[12]

	(4)	Shareholder Servicing Agreement between Registrant and Kinetics Asset Management LLC (formerly known as Kinetics Asset Management, Inc.) with respect to the No Load, Advisor Class A, B and C Shares.[5]

	(4)(i)	Schedule A dated December 18, 2009 to Shareholder Servicing Agreement between Registrant and Kinetics Asset Management LLC (formerly known as Kinetics Asset Management, Inc.)[12]

	(5)	Shareholder Servicing Agreement between Registrant and Kinetics Asset Management LLC (formerly known as Kinetics Asset Management, Inc). with respect to the Institutional Share Class.[3]

	(5)(i)	Waiver and Reimbursement Agreement with respect to the Shareholder Servicing Agreement for the Institutional Share Class dated December 18, 2009[12]

	(6)	Agreement of the Joint Insureds between Registrant, Kinetics Portfolios Trust and The Internet Fund, Inc.[1]

	(7)	Power of Attorney.[15]

(i)	Legal Opinions.

	(1)	Legal opinion dated October 4, 2004.[2]

	(2)	Legal opinion dated January 31, 2006.[4]

	(3)	Legal opinion dated April 10, 2007.[6]

	(4)	Legal opinion dated November 16, 2007.[8]

(j)	Other Opinions.

	(1)	Consent of Counsel – filed herewith.

	(2)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Understanding.[1]

(m)	Rule 12b-1 Plans.

	(1)	Retail Distribution Plan for Advisor Class A Shares (12b-1 Plan).[9]

	(1)(i)	Exhibit A to the Retail Distribution Plan for Advisor Class A Shares.[12]

	(2)	Retail Distribution Plan for Advisor Class C Shares (12b-1 Plan).[9]

	(2)(i)	Exhibit A to the Retail Distribution Plan for Advisor Class C Shares.[12]

(n)	Rule 18f-3 Plan.[9]

	(1)	Exhibit A to the Rule 18f-3 Plan.[12]

(o)	Reserved.

(p)	Code of Ethics.

(1)
Code of Ethics for Kinetics Portfolio Trust, Kinetics Mutual Funds, Inc., Kinetics Funds Distributor, LLC, KBD Securities, LLC, Kinetics Asset Management LLC (formerly known as Kinetics Asset Management, Inc.) and Kinetics Advisers, LLC[11]

[1]	Filed September 7, 1999 with Pre-Effective Amendment No. 3 to the Registration Statement.

[2]	Filed October 4, 2004 with Post-Effective Amendment No. 15 to the Registration Statement.

[3]	Filed April 29, 2005 with Post-Effective Amendment No. 18 to the Registration Statement.

[4]	Filed January 31, 2006 with Post-Effective Amendment No. 22 to the Registration Statement.

[5]	Filed May 1, 2006 with Post-Effective Amendment No. 23 to the Registration Statement.

[6]	Filed April 10, 2007 with Post-Effective Amendment No. 24 to the Registration Statement.

[7]	Filed June 29, 2007 with Post-Effective Amendment No. 27 to the Registration Statement.

[8]	Filed November 16, 2007 with Post-Effective Amendment No. 28 to the Registration Statement.

[9]	Filed February 8, 2008 with Post-Effective Amendment No. 30 to the Registration Statement.

[10]	Filed May 1, 2008 with Post-Effective Amendment No. 32 to the Registration Statement.

[11]	Filed April 30, 2009 with Post-Effective Amendment No. 33 to the Registration Statement.

[12]	Filed December 30, 2009 with Post-Effective Amendment No. 35 to the Registration Statement.

[13]	Filed April 30, 2010 with Post-Effective Amendment No. 37 to the Registration Statement.

[14]	Filed April 27, 2012 with Post-Effective Amendment No. 40 to the Registration Statement.

[15]	Filed April 26, 2013 with Post-Effective Amendment No. 46 to the Registration Statement.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
Registrant is controlled by its Board of Directors.

ITEM 30.	INDEMNIFICATION
Reference is made to the Ninth paragraph of Registrant’s Articles of Amendment and Restatement, Article VIII of Registrant’s Amended and Restated By-Laws, and Paragraph 10(a) of the Distribution Agreement between Registrant and Kinetics Funds Distributor, LLC.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Company.  With respect to Kinetics Funds Distributor, LLC, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:
Kinetics Asset Management LLC is an investment adviser registered under the Investment Advisers Act of 1940, as amended.  Information regarding the business, vocation or employment of a substantial nature of the Adviser and its officers is incorporated by reference to the information contained in Statement of Additional Information of this Registration Statement.

ITEM 32.	PRINCIPAL UNDERWRITERS:

(a) As of the date of this filing, Kinetics Funds Distributor, LLC (“KFD”), Distributor for shares of the Registrant, also serves as the private placement agent for Kinetics Portfolios Trust.

(b) To the best of Registrant’s knowledge, the directors and executive officers of KFD are as follows:

Name and Principal Business Address	Position and Offices with Kinetics Funds Distributor, LLC	Positions and Offices with Registrant
Murray Stahl 470 Park Avenue South New York, New York 10016	Chief Executive Officer	Director, Secretary
Hugh Ross 470 Park Avenue South New York, New York 10016	Chief Operating Officer	N/A
Jay Kesslen 470 Park Avenue South New York, New York 10016	General Counsel, Chief Compliance Officer	Vice President, Assistant Secretary and AML Officer
Leonid Polyakov 470 Park Avenue South New York, New York 10016	Director	Director, Treasurer

(c) None.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS:
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and Rules 31a‑1 through 31a-3 promulgated thereunder are maintained at the following locations:

Records Relating to:	Are located at:

Registrant’s fund accountant, administrator and transfer agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s investment adviser	Kinetics Asset Management LLC 470 Park Avenue South New York, NY 10016
Registrant’s custodian	U.S. Bank N.A. 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212

ITEM 34.	MANAGEMENT SERVICES:
Not applicable.

ITEM 35.	UNDERTAKINGS:
Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act, the Registrant, Kinetics Mutual Funds, Inc., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 52 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 52 to its Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 29th day of April, 2016.

KINETICS MUTUAL FUNDS, INC. /s/ Peter B. Doyle* Peter B. Doyle, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 52 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

NAME	TITLE	DATE

Peter B. Doyle*	Director, President,	April 29, 2016
Peter B. Doyle	Chairman of the Board

Douglas Cohen*	Director	April 29, 2016
Douglas Cohen

William J. Graham*	Director	April 29, 2016
William J. Graham

Steven T. Russell*	Director	April 29, 2016
Steven T. Russell

Murray Stahl*	Director and Secretary	April 29, 2016
Murray Stahl

Joseph E. Breslin*	Director	April 29, 2016
Joseph E. Breslin

James Breen*	Director	April 29, 2016
James M. Breen

Leonid Polyakov*	Director and Treasurer	April 29, 2016
Leonid Polyakov

*By:/s/ Jay Kesslen
Attorney-In-Fact pursuant to the Power of Attorney.

Pursuant to the requirements of the Investment Company Act, the undersigned hereby signs this Amendment to the Registration Statement of Kinetics Mutual Funds, Inc. on behalf of the Board of Trustees of Kinetics Portfolios Trust in the City of New York and State of New York, on the 29th day of April, 2016.

KINETICS PORTFOLIOS TRUST /s/ Peter B. Doyle* Peter B. Doyle, President and Chairman of the Board

*By:/s/ Jay Kesslen
Attorney-In-Fact pursuant to the Power of Attorney.

Resolution of the Board of Trustees of Kinetics Portfolios Trust (the “Trust”) and the Board of Directors of Kinetics Mutual Funds, Inc. (the “Company”)

RESOLVED, that the officers of the Trust/Company who may be required to execute any amendments to the Trust’s/Company’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing Jay Kesslen, their true and lawful attorney, to execute in their name, place and stead, in their capacity as Director/Trustee or officer of the Trust/Company, any and all amendments to the Trust’s/Company’s Registration Statements, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have the power to act thereunder and shall have full power of substitution and resubstitution; and to do and perform in their name and on their behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as they might or could do in person, said acts of said attorney, being hereby ratified and approved.

The foregoing is certified as the true and correct resolution of the Board of Trustees of the Trust and the Board of Directors of the Company, duly adopted on March 23, 2016.

/s/ Jay Kesslen
Jay Kesslen
Assistant Secretary and Vice President of the Trust and the Company

Dated: April 29, 2016

EXHIBIT INDEX

Exhibit No.
Consent of Counsel	EX.99.j.1
Consent of Independent Registered Public Accounting Firm	EX.99.j.2